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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07890

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:       (713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/13

Item 1. Schedule of Investments.

Invesco High Yield Municipal Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2013
invesco.com/us VK-HYM-QTR-1 11/13	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–108.74%

Alabama–1.11%

Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village);
Series 2007, Retirement Facility RB	5.50%	01/01/28	$1,000	$896,650
Series 2007, Retirement Facility RB	5.50%	01/01/43	13,170	10,618,444
Series 2008 A, Retirement Facility RB	6.88%	01/01/43	4,470	4,378,857
Series 2011 A, Retirement Facility RB	7.50%	01/01/47	2,600	2,678,624
Series 2012 A, Retirement Facility RB	5.63%	01/01/42	7,050	5,929,191
Jefferson (County of);
Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts. (INS-AGM) (a)(j)	6.50%	10/01/38	10,000	5,502,400
Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts. (INS-AGM) (a)(j)	6.60%	10/01/42	8,700	4,706,787
Series 2013 D, Sub. Lien Sewer Revenue Wts.	6.00%	10/01/42	5,000	4,590,800
Series 2013 D, Sub. Lien Sewer Revenue Wts.	6.50%	10/01/53	10,000	9,268,000
Series 2013 F, Sr. Lien Sewer Revenue Conv. CAB Wts.	7.75%	10/01/46	33,300	15,972,345
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	3	0
				64,542,098

Alaska–0.09%

Alaska (State of) Industrial Development & Export Authority (Lake Dorothy Hydroelectric); Series 2006, RB (INS-AMBAC) (a)(b)	5.25%	12/01/26	3,690	3,702,362
Northern Tobacco Securitization Corp.;
Series 2006 B, First Sub. Asset-Backed CAB RB (c)	0.00%	06/01/46	25,375	683,349
Series 2006 C, Second Sub. Asset-Backed CAB RB (c)	0.00%	06/01/46	20,860	570,312
				4,956,023

Arizona–4.03%

Casa Grande (City of) Industrial Development Authority (Casa Grande Regional Medical Center);
Series 2001 A, Ref. Hospital RB	7.25%	12/01/19	6,850	5,639,947
Series 2001 A, Ref. Hospital RB	7.63%	12/01/29	13,750	11,280,087
Series 2002 A, Hospital RB	7.13%	12/01/24	3,000	2,458,950
Flagstaff (City of) Industrial Development Authority (Senior Living Community Northern Arizona); Series 2007, Ref. RB	5.70%	07/01/42	17,830	15,483,037
Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community);
Series 1999 A, Ref. RB	6.25%	08/15/20	500	499,935
Series 1999 A, Ref. RB	6.38%	08/15/29	9,700	8,902,757
Series 1999 A, Ref. RB	6.50%	08/15/31	3,500	3,197,775
Phoenix (City of) Industrial Development Authority (Choice Academies); Series 2012, Education RB	5.63%	09/01/42	1,850	1,552,520
Phoenix (City of) Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, Education RB	5.63%	07/01/42	2,770	2,421,340
Phoenix Civic Improvement Corp.;
Series 2008 A, Sr. Lien Airport RB (d)	5.00%	07/01/22	3,500	3,961,825
Series 2008 A, Sr. Lien Airport RB (d)	5.00%	07/01/24	5,000	5,595,300
Series 2008 A, Sr. Lien Airport RB (d)	5.00%	07/01/26	5,000	5,437,900
Series 2009 A, Jr. Lien Water System RB (d)	5.00%	07/01/27	8,935	9,878,983
Series 2009 A, Jr. Lien Water System RB (d)	5.00%	07/01/28	6,785	7,406,370
Series 2009 A, Jr. Lien Water System RB (d)	5.00%	07/01/29	5,500	5,923,170
Pima (County of) Industrial Development Authority (Acclaim Charter School);
Series 2006, Education Facility RB	5.70%	12/01/26	2,200	1,993,244
Series 2006, Education Facility RB	5.80%	12/01/36	4,385	3,682,655
Pima (County of) Industrial Development Authority (Choice Education & Development Corp.);
Series 2006, Education Facility RB	6.25%	06/01/26	4,225	3,980,541
Series 2006, Education Facility RB	6.38%	06/01/36	4,890	4,406,183
Pima (County of) Industrial Development Authority (Constellation Schools); Series 2008, Lease RB	7.00%	01/01/38	16,000	15,742,720

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

Pima (County of) Industrial Development Authority (Coral Academy Science);
Series 2008 A, Education Facilities RB	7.13%	12/01/28	$2,120	$2,154,408
Series 2008 A, Education Facilities RB	7.25%	12/01/38	1,100	1,105,698
Pima (County of) Industrial Development Authority (Desert Heights Charter School);
Series 2003, Education Facility RB	7.25%	08/01/19	735	750,560
Series 2003, Education Facility RB	7.50%	08/01/33	4,345	4,375,372
Pima (County of) Industrial Development Authority (Edkey Charter Schools);
Series 2013, Ref. Education Facility RB	6.00%	07/01/43	250	225,718
Series 2013, Ref. Education Facility RB	6.00%	07/01/48	2,975	2,651,350
Pima (County of) Industrial Development Authority (Excalibur Charter School); Series 2003, Education RB	7.75%	08/01/33	2,905	2,348,722
Pima (County of) Industrial Development Authority (Global Water Resources, LLC);
Series 2006, Water & Wastewater RB (b)(e)	5.60%	12/01/22	2,000	1,999,440
Series 2006, Water & Wastewater RB (b)(e)	5.75%	12/01/32	7,120	7,037,337
Series 2007, Water & Wastewater RB (b)	6.55%	12/01/37	1,000	1,000,340
Series 2008, Water & Wastewater RB (b)	7.50%	12/01/38	12,235	12,653,804
Pima (County of) Industrial Development Authority (Legacy Traditional School); Series 2009, Education RB	8.50%	07/01/39	1,720	1,859,698
Pima (County of) Industrial Development Authority (Milestones Charter School District);
Series 2003, Education Facility RB	7.50%	11/01/33	3,030	2,428,666
Series 2005, Education Facility RB	6.75%	11/01/33	2,865	2,109,528
Pima (County of) Industrial Development Authority (P.L.C. Charter Schools);
Series 2006, Education Facility RB	6.50%	04/01/26	2,590	2,479,718
Series 2006, Education Facility RB	6.75%	04/01/36	3,805	3,534,236
Pima (County of) Industrial Development Authority (Paradise Education Center);
Series 2006, Ref. Education RB	5.88%	06/01/22	535	541,318
Series 2006, Ref. Education RB	6.00%	06/01/36	830	792,592
Series 2010, Education RB	6.10%	06/01/45	1,400	1,341,564
Pima (County of) Industrial Development Authority (Premier & Air Co.); Series 2005, Education Facility RB (f)	7.00%	09/01/35	5,092	2,034,916
Pima (County of) Industrial Development Authority (Riverbend Prep); Series 2010, Education RB	7.00%	09/01/37	3,358	2,880,022
Pima (County of) Industrial Development Authority (Skyline Technical High School); Series 2004, Education Facility RB	7.50%	02/01/34	4,300	3,260,948
Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB	6.00%	12/01/38	1,650	1,694,732
Quechan Indian Tribe of Fort Yuma (California & Arizona Governmental); Series 2008, RB	7.00%	12/01/27	5,310	4,871,606
Red Hawk Canyon Community Facilities District No. 2; Series 1998 A, Assessment RB	6.50%	12/01/17	1,575	1,520,474
Salt Verde Financial Corp.; Series 2007, Sr. Gas RB	5.00%	12/01/37	3,500	3,375,365
Sundance Community Facilities District (Assessment District No. 2); Series 2003, Special Assessment RB (e)	7.13%	07/01/27	2,277	2,277,387
Sundance Community Facilities District (Assessment District No. 3); Series 2004, Special Assessment RB	6.50%	07/01/29	405	388,156
Sundance Community Facilities District; Series 2004, Unlimited Tax GO Bonds (e)(g)(h)	6.25%	07/15/14	1,000	1,038,000
Tempe (City of) Industrial Development Authority (Friendship Village);
Series 2012 A, Ref. RB	6.25%	12/01/42	2,700	2,680,317
Series 2012 A, Ref. RB	6.25%	12/01/46	4,100	4,050,718
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses);
Series 2013, Education RB	5.75%	07/01/33	3,000	2,724,780
Series 2013, Education RB	6.00%	07/01/43	3,625	3,227,881
Tucson (City of) Industrial Development Authority (Catalina Assisted Living Apartments); Series 2013, Ref. MFH RB	6.00%	10/01/45	4,435	3,244,469
University Medical Center Corp.;
Series 2005, Hospital RB	5.00%	07/01/35	7,280	7,246,366
Series 2009, Hospital RB	6.25%	07/01/29	1,650	1,772,248
Series 2009, Hospital RB	6.50%	07/01/39	2,100	2,251,305
Series 2011, Hospital RB	6.00%	07/01/39	2,600	2,682,056
Verrado Community Facilities District No. 1; Series 2006, Unlimited Tax GO Bonds	5.35%	07/15/31	5,915	5,035,854
Vistancia Community Facilities District; Series 2002, Unlimited Tax GO Bonds	6.75%	07/15/22	4,000	4,009,680
				233,102,588

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–12.86%

ABAG Finance Authority for Non-profit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/47	$6,000	$5,170,560
Agua Mansa Industrial Growth Association (Community Facilities District No. 2002-1); Series 2003, Special Tax RB (LOC-American Express Co.) (i)	6.50%	09/01/33	6,965	6,996,691
Alhambra (City of) (Atherton Baptist Homes);
Series 2010 A, RB	7.63%	01/01/40	4,340	4,430,272
Series 2010 B, RB	6.63%	01/01/17	820	824,707
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM) (a)(c)	0.00%	09/01/34	12,925	3,835,235
Bakersfield (City of); Series 2007 A, Wastewater RB (INS-AGM) (a)(d)	5.00%	09/15/32	14,990	15,676,992
Bay Area Toll Authority (San Francisco Bay Area); Series 2009 F-1, Toll Bridge RB (d)	5.13%	04/01/39	22,295	23,517,435
California (State of) Educational Facilities Authority (Stanford University);
Series 2010, RB (d)	5.25%	04/01/40	6,255	7,434,943
Series 2012 U-2, Ref. RB (d)	5.00%	10/01/32	8,745	10,402,265
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009, RB	6.50%	11/01/38	3,000	3,342,540
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2013 A, RB	5.00%	08/15/52	26,000	24,967,800
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	2,000	1,747,780
California (State of) Municipal Finance Authority (Caritas); Series 2012 A, Mobile Home Park RB	5.50%	08/15/47	1,000	993,800
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB (e)	6.63%	01/01/32	1,000	1,021,550
Series 2012, RB (e)	6.88%	01/01/42	1,500	1,534,830
California (State of) Municipal Finance Authority (High Tech High-Chula Vista);
Series 2008 B, Educational Facility RB (e)	6.13%	07/01/38	2,860	2,722,291
Series 2008 B, Educational Facility RB (e)	6.13%	07/01/43	2,000	1,886,880
Series 2008 B, Educational Facility RB (e)	6.13%	07/01/48	3,840	3,587,674
California (State of) Municipal Finance Authority (High Tech High-Media Arts);
Series 2008 A, Educational Facility RB (e)	6.00%	07/01/38	1,170	1,102,678
Series 2008 A, Educational Facility RB (e)	6.13%	07/01/48	2,415	2,271,863
California (State of) Municipal Finance Authority (King/Chavez); Series 2009 A, Educational Facilities RB	8.50%	10/01/29	1,000	1,111,620
California (State of) Municipal Finance Authority (Santa Rosa Academy);
Series 2012 A, Charter School Lease RB	5.75%	07/01/30	7,290	7,040,390
Series 2012 A, Charter School Lease RB	6.00%	07/01/42	5,355	5,068,508
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB (b)(e)	5.00%	07/01/37	13,500	11,654,820
Series 2012, Water Furnishing RB MBTC (b)(d)(e)	5.00%	11/21/45	24,000	19,588,560
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	6.40%	07/01/48	3,000	3,012,150
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/42	5,000	4,437,350
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	2,000	2,057,300
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2007 A, RB	5.50%	11/01/38	8,000	7,417,600
Series 2011, RB	7.25%	11/01/31	1,500	1,653,120
Series 2011, RB	7.50%	11/01/41	5,500	6,096,475
California (State of) Statewide Communities Development Authority (Collegiate Housing Foundation - Irvine, L.L.C. - University of California-Irvine East Campus Apartments, Phase II); Series 2008, Student Housing RB	6.00%	05/15/40	5,000	5,109,450
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/34	4,350	4,124,931
California (State of) Statewide Communities Development Authority (Hospice of Napa Valley); Series 2004 A, RB	7.00%	01/01/34	3,020	2,599,737
California (State of) Statewide Communities Development Authority (Huntington Park Charter School); Series 2007 A, Educational Facilities RB	5.25%	07/01/42	3,500	2,775,920

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2007, RB	5.40%	06/01/17	$2,420	$2,515,542
Series 2007, RB	5.63%	06/01/33	4,940	4,568,561
Series 2010, RB	7.50%	06/01/42	1,700	1,820,802
California (State of) Statewide Communities Development Authority (Notre Dame de Namur University);
Series 2003, RB	6.50%	10/01/23	2,335	2,335,981
Series 2003, RB	6.63%	10/01/33	2,500	2,499,950
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB	7.00%	11/15/29	1,745	1,906,517
Series 2009, Senior Living RB	7.25%	11/15/41	3,500	3,790,080
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden);
Series 2012, RB	4.75%	10/01/19	5,000	5,004,200
Series 2012, RB	6.00%	10/01/42	2,895	2,882,899
Series 2012, RB	6.00%	10/01/47	1,785	1,768,382
California (State of) Statewide Communities Development Authority Community Facilities District 2007-1 (Orinda);
Series 2007, Special Tax RB	6.00%	09/01/29	2,735	2,791,697
Series 2007, Special Tax RB	6.00%	09/01/37	6,185	6,244,190
California (State of) Statewide Communities Development Authority; Series 2008 A, Special Assessment RB	6.63%	09/02/38	7,610	7,327,288
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.);
Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.13%	06/01/38	9,280	6,792,218
Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.25%	06/01/45	3,675	2,667,242
Carlsbad (City of) Community Facilities District 3 (Improvement Area 2);
Series 2008, Special Tax RB	6.10%	09/01/28	2,615	2,618,975
Series 2008, Special Tax RB	6.20%	09/01/38	5,960	5,733,580
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(c)	0.00%	08/01/46	107,175	15,434,272
Eden (Township of) Healthcare District; Series 2010, COP	6.13%	06/01/34	2,510	2,561,154
Fairfield (City of) (Fairfield Water);
Series 2007 A, CAB COP (INS-SGI) (a)(c)	0.00%	04/01/32	4,000	1,396,840
Series 2007 A, CAB COP (INS-SGI) (a)(c)	0.00%	04/01/33	6,480	2,109,434
Series 2007 A, CAB COP (INS-SGI) (a)(c)	0.00%	04/01/34	6,480	1,969,337
Series 2007 A, CAB COP (INS-SGI) (a)(c)	0.00%	04/01/35	6,480	1,849,392
Series 2007 A, CAB COP (INS-SGI) (a)(c)	0.00%	04/01/36	6,480	1,736,575
Series 2007 A, CAB COP (INS-SGI) (a)(c)	0.00%	04/01/37	6,480	1,630,627
Series 2007 A, CAB COP (INS-SGI) (a)(c)	0.00%	04/01/38	6,480	1,529,798
Fairfield (City of) Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, Special Tax RB	6.50%	09/01/23	1,435	1,477,863
Series 2008, Special Tax RB	6.75%	09/01/28	2,950	2,980,562
Series 2008, Special Tax RB	6.88%	09/01/38	5,140	5,162,976
Fontana (City of) Community Facilities District No. 22 (Sierra Hills South); Series 2004, Special Tax RB	6.00%	09/01/34	5,000	5,019,600
Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-BHAC) (a)(d)	5.00%	06/01/45	40,380	40,189,406
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	33,880	28,360,948
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	15,000	11,301,450
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	37,745	26,093,118
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.75%	06/01/47	18,060	13,764,068
Series 2007 A-2, Sr. Tobacco Settlement Asset-Backed RB	5.30%	06/01/37	41,500	30,541,510
Hawthorne (City of) Community Facilities District No. 2006-1; Series 2006, Special Tax RB	5.00%	09/01/30	3,000	2,920,110
Hesperia (City of) Public Financing Authority (Redevelopment & Housing);
Series 2007 A, Tax Allocation RB (INS-SGI) (a)	5.00%	09/01/31	1,495	1,340,447
Series 2007 A, Tax Allocation RB (INS-SGI) (a)	5.00%	09/01/37	3,395	2,917,969
Imperial Beach (City of) Public Finance Authority (Palm Avenue/Commercial Redevelopment); Series 2003 A, Tax Allocation RB	6.00%	06/01/33	3,000	3,010,020

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Independent Cities Finance Authority (Rancho Del Sol & Grandview); Series 2012, Ref. Mobile Home Park RB	5.50%	05/15/47	$2,000	$1,988,700
Independent Cities Finance Authority (Rancho Feliz & Las Casitas); Series 2012, Ref. Mobile Home Park RB	5.00%	10/15/47	1,000	913,180
Indio (City of) Redevelopment Agency (Merged Project Area);
Series 2004 B, Sub. Tax Allocation RB (g)(h)	6.38%	08/15/14	3,500	3,652,075
Series 2004 B, Sub. Tax Allocation RB (g)(h)	6.50%	08/15/14	1,320	1,370,714
Inland Empire Tobacco Securitization Authority;
Series 2007 A, Tobacco Settlement RB	4.63%	06/01/21	6,150	5,572,208
Series 2007 A, Tobacco Settlement RB	5.00%	06/01/21	4,365	4,051,899
Series 2007 C-1, Asset-Backed Tobacco Settlement CAB RB (c)	0.00%	06/01/36	42,500	6,827,625
Series 2007 D, Asset-Backed Tobacco Settlement CAB RB (c)	0.00%	06/01/57	32,090	275,974
La Verne (City of) (Brethren Hillcrest Home); Series 2003 B, Revenue COP	6.63%	02/15/25	4,270	4,300,232
Los Alamitos Unified School District (Capital); Series 2012, Conv. CAB COP (j)	6.05%	08/01/42	9,000	4,890,510
Los Angeles (City of) Community Facilities District No. 3 (Cascades Business Park); Series 1997, Special Tax RB	6.40%	09/01/22	605	607,983
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (e)	6.50%	03/01/28	5,515	6,019,898
Murrieta (City of) Community Facilities District No. 2 (The Oaks Improvement Area);
Series 2004 B, Special Tax RB	6.00%	09/01/27	1,000	1,002,820
Series 2004 B, Special Tax RB	6.00%	09/01/34	2,000	1,985,700
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/32	4,750	5,536,315
Northern California Tobacco Securitization Authority (Sacramento County Tobacco Securitization Corp.); Series 2005 A-1, Sr. Tobacco Settlement Asset-Backed Turbo RB	5.38%	06/01/38	6,055	4,455,935
Orange (City of) Community Facilities District No. 06-1 (Del Rio Public Improvements);
Series 2010, Special Tax RB	5.50%	10/01/28	540	549,493
Series 2010, Special Tax RB	6.00%	10/01/40	3,500	3,562,440
Perris (City of) Community Facilities District No. 01-2; Series 2002 A, Special Tax RB	6.38%	09/01/32	5,000	5,023,300
Perris (City of) Public Financing Authority; Series 2006, Tax Allocation RB	5.35%	10/01/36	1,350	1,291,626
Placentia (City of) Public Financing Authority (Working Capital Financing); Series 2009, Lease RB	7.50%	06/01/19	4,115	4,125,493
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2005, Special Tax RB	5.50%	09/01/37	2,000	1,997,180
Riverside (County of) Redevelopment Agency (Mid-County Redevelopment Project Area); Series 2010 C, Tax Allocation RB	6.25%	10/01/40	1,780	1,700,861
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/48	15,000	14,950,650
Roseville (City of) (Fountains Community Facilities District No. 1); Series 2008, Special Tax RB	6.13%	09/01/38	1,000	1,009,510
Sacramento (County of) Community Facilities District No. 2005-2 (North Vineyard Station No. 1); Series 2007 A, Special Tax RB	6.00%	09/01/37	11,110	10,530,947
San Bernardino City Unified School District;
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(c)	0.00%	08/01/36	7,650	2,067,183
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(c)	0.00%	08/01/37	13,130	3,333,838
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(c)	0.00%	08/01/38	13,515	3,226,841
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(c)	0.00%	08/01/39	13,895	3,114,981
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(c)	0.00%	08/01/40	14,280	3,016,507
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(c)	0.00%	08/01/41	14,080	2,783,194
San Buenaventura (City of) (Community Memorial Health System);
Series 2011, RB	7.50%	12/01/41	20,980	22,943,518
Series 2011, RB	8.00%	12/01/31	9,875	11,284,557
San Diego Unified School District (Election of 2008); Series 2012 E, Unlimited Tax Conv. CAB GO Bonds (j)	5.25%	07/01/42	10,000	3,364,800
San Diego Unified School District; Series 2012 R-2, Ref. Unlimited Tax Conv. CAB GO Bonds (j)	6.63%	07/01/40	20,390	8,496,513
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment);
Series 2009 D, Tax Allocation RB	6.25%	08/01/28	1,000	1,087,460
Series 2009 D, Tax Allocation RB	6.50%	08/01/30	1,000	1,095,920
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 C, Special Tax CAB RB (c)	0.00%	08/01/36	5,710	1,327,347
Series 2013 C, Special Tax CAB RB (c)	0.00%	08/01/38	2,000	399,120
Series 2013 C, Special Tax CAB RB (c)	0.00%	08/01/43	17,000	2,405,500

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

San Gorgonio Memorial Health Care District (Election 2006); Series 2006 C, Unlimited Tax GO Bonds	7.20%	08/01/39	$13,000	$14,711,840
San Jose (City of) (Helzer Courts Apartments); Series 1999 A, MFH RB (b)	6.40%	12/01/41	14,123	12,704,768
San Jose (City of) Community Facilities District No. 9 (Bailey/Highway 101);
Series 2003, Special Tax RB	6.60%	09/01/27	2,000	2,000,800
Series 2003, Special Tax RB	6.65%	09/01/32	2,630	2,629,895
Santa Cruz (County of) Redevelopment Agency (Live Oak/Soquel Community Improvement); Series 2009 A, Tax Allocation RB	7.00%	09/01/36	3,500	3,851,505
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.63%	09/01/43	3,000	3,005,280
Savanna Elementary School District (Election of 2008); Series 2012 B, Unlimited Tax Conv. CAB GO Bonds (INS-AGM) (a)(j)	6.75%	02/01/52	7,500	2,535,975
Southern California Logistics Airport Authority;
Series 2007, Tax Allocation RB (k)	6.15%	12/01/43	4,400	1,585,320
Series 2008 A, Tax Allocation CAB RB (c)	0.00%	12/01/45	18,085	583,060
Series 2008 A, Tax Allocation CAB RB (c)	0.00%	12/01/46	18,085	524,465
Series 2008 A, Tax Allocation CAB RB (c)	0.00%	12/01/47	18,085	471,657
Series 2008 A, Tax Allocation CAB RB (c)	0.00%	12/01/48	18,085	424,455
Series 2008 A, Tax Allocation CAB RB (c)	0.00%	12/01/49	18,085	381,774
Series 2008 A, Tax Allocation CAB RB (c)	0.00%	12/01/50	18,085	343,615
Series 2008 A, Tax Allocation RB	6.00%	12/01/33	1,475	531,443
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006, Tobacco Settlement Asset-Backed First Sub. CAB RB (c)	0.00%	06/01/46	35,000	776,650
Series 2006, Tobacco Settlement Asset-Backed Second Sub. CAB RB (c)	0.00%	06/01/46	27,200	518,704
Series 2006, Tobacco Settlement Asset-Backed Third Sub. CAB RB (c)	0.00%	06/01/46	47,000	830,490
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	29,215	21,303,286
Southern California Tobacco Securitization Authority; Series 2006 A-1, Sr. RB	4.75%	06/01/25	10	9,461
Val Verde Unified School District Financing Authority;
Series 2003, Ref. Jr. Lien Special Tax RB	6.00%	10/01/21	535	546,695
Series 2003, Ref. Jr. Lien Special Tax RB	6.25%	10/01/28	6,000	6,033,420
Vallejo (City of) Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, Local Agency RB	5.80%	09/01/31	4,100	4,100,082
Victor Valley Union High School District (Election of 2008);
Series 2013 B, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/43	11,855	1,849,617
Series 2013 B, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/44	12,475	1,822,847
Series 2013 B, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/47	14,550	1,744,254
Series 2013 B, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/48	7,000	786,310
Series 2013 B, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/49	15,715	1,655,104
Series 2013 B, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/52	37,560	3,248,564
Woodland (City of) Community Facilities District 1; Series 2004, Special Tax RB	6.25%	09/01/34	4,810	4,497,206
Yuba City (City of) Redevelopment Agency (Housing Set-Aside);
Series 2004 B, Tax Allocation RB	6.00%	09/01/31	1,060	1,054,159
Series 2004 B, Tax Allocation RB	6.00%	09/01/39	1,880	1,810,684
Yuba City (City of) Redevelopment Agency (Redevelopment); Series 2004, Tax Allocation RB	6.00%	09/01/31	1,800	1,790,082
				744,586,311

Colorado–3.38%

Arista Metropolitan District; Series 2005, Special Limited Tax GO Bonds	6.75%	12/01/35	1,964	1,690,120
Beacon Point Metropolitan District;
Series 2005 A, Limited Tax GO Bonds	6.13%	12/01/25	1,545	1,495,962
Series 2005 A, Limited Tax GO Bonds	6.25%	12/01/35	3,510	3,295,048
Bradburn Metropolitan District No. 3; Series 2010, Ref. Limited Tax GO Bonds	7.50%	12/01/39	2,575	2,598,690
Broomfield Village Metropolitan District No. 2; Series 2003, Ref. & Improvement Limited Tax GO Bonds	6.25%	12/01/32	4,005	3,388,030
Buckhorn Valley Metropolitan District No. 2; Series 2003, Limited Tax GO Bonds	7.00%	12/01/23	60	36,344
Castle Oaks Metropolitan District;
Series 2005, Limited Tax GO Bonds (g)(h)	6.00%	12/01/15	865	956,993
Series 2005, Limited Tax GO Bonds (g)(h)	6.13%	12/01/15	1,286	1,425,968

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Colorado (State of) Educational & Cultural Facilities Authority (Banning Lewis Ranch Academy); Series 2006, Charter School RB (e)	6.13%	12/15/35	$2,760	$2,542,760
Colorado (State of) Educational & Cultural Facilities Authority (Brighton Charter School); Series 2006, Charter School RB	6.00%	11/01/36	3,255	2,390,504
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, Charter School RB	6.25%	07/01/28	1,650	1,543,591
Series 2008, Charter School RB	6.50%	07/01/38	1,000	909,120
Series 2013, Charter School RB	7.45%	08/01/48	2,245	2,276,587
Colorado (State of) Educational & Cultural Facilities Authority (Flagstaff Academy); Series 2008 A, Charter School RB	7.00%	08/01/38	1,500	1,512,240
Colorado (State of) Educational & Cultural Facilities Authority (Monument Academy);
Series 2007, Charter School RB	5.88%	10/01/27	2,500	2,510,400
Series 2007, Charter School RB	6.00%	10/01/37	1,635	1,590,430
Series 2008 A, Charter School RB	7.25%	10/01/39	500	527,465
Colorado (State of) Educational & Cultural Facilities Authority (New Vision Charter School); Series 2008, RB (e)	6.75%	04/01/40	1,845	1,723,728
Colorado (State of) Educational & Cultural Facilities Authority (North Star Academy); Series 2008 A, Ref. & Improvement RB (e)	8.25%	11/01/39	2,890	3,072,475
Colorado (State of) Educational & Cultural Facilities Authority (Northeast Academy); Series 2007, Charter School RB (Acquired 07/27/07-03/31/08; Cost $2,302,785) (e)	5.75%	05/15/37	2,395	1,629,342
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB	7.40%	12/01/38	2,000	2,181,620
Colorado (State of) Health Facilities Authority (American Baptist Homes); Series 2009 A, RB	7.75%	08/01/39	4,000	4,158,680
Colorado (State of) Health Facilities Authority (Christian Living Communities);
Series 2006 A, RB	5.75%	01/01/37	11,855	11,479,315
Series 2011, RB	6.38%	01/01/41	1,615	1,621,961
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group);
Series 2010 A, RB	6.00%	11/15/30	1,600	1,666,816
Series 2010 A, RB	6.25%	11/15/40	4,750	4,899,957
Series 2011, RB	5.75%	11/15/31	1,000	1,018,820
Series 2011, RB	6.00%	11/15/40	1,195	1,219,665
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.20%	07/01/22	800	740,760
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	3,260	2,834,505
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	5,815	4,692,414
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	13,935	14,169,665
Colorado Springs (City of) Urban Renewal Authority (University Village Colorado); Series 2008 A, Tax Increment Allocation RB	7.00%	12/01/29	2,500	1,612,525
Copperleaf Metropolitan District No. 2;
Series 2006, Limited Tax GO Bonds	5.85%	12/01/26	1,000	848,070
Series 2006, Limited Tax GO Bonds	5.95%	12/01/36	9,000	7,176,870
Country Club Village Metropolitan District; Series 2006, Limited Tax GO Bonds	6.00%	12/01/34	592	468,965
Cross Creek Metropolitan District No. 2; Series 2006, Ref. Limited Tax GO Bonds	5.00%	12/01/37	2,630	1,935,417
Denver (City & County of) (United Airlines);
Series 2007 A, Ref. Special Facilities Airport RB (b)	5.25%	10/01/32	17,110	15,457,516
Series 2007 A, Ref. Special Facilities Airport RB (b)	5.75%	10/01/32	7,500	7,191,525
Elbert (County of) & Highway 86 Commercial Metropolitan District; Series 2008 A, Public Improvement Fee RB (l)	4.13%	12/01/32	4,500	2,000,250
Fitzsimons Village Metropolitan District No. 1; Series 2010 A, Tax Increment Allocation & Public Improvement Fee Supported RB	7.50%	03/01/40	5,500	5,650,480
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. Tax Supported Limited Tax GO Bonds	7.25%	12/01/40	995	996,075
Grandby Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.75%	12/01/36	2,880	2,788,675
High Plains Metropolitan District;
Series 2005 A, Limited Tax GO Bonds (l)	2.76%	12/01/25	2,220	1,450,215
Series 2005 A, Limited Tax GO Bonds (l)	2.81%	12/01/35	4,000	2,393,880
Jordan Crossing Metropolitan District; Series 2006, Limited Tax GO Bonds	5.75%	12/01/36	1,350	896,481
Lafayette (City of) (Rocky Mountain Instrument);
Series 1998 A, IDR (b)	7.00%	10/01/18	3,360	2,742,600
Series 1999 A, IDR	6.75%	10/01/14	90	84,236

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Liberty Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.25%	12/01/36	$1,583	$1,246,834
Lincoln Park Metropolitan District;
Series 2008, Ref. & Improvement Unlimited Tax GO Bonds	6.13%	12/01/30	6,250	6,386,437
Series 2008, Ref. & Improvement Unlimited Tax GO Bonds	6.20%	12/01/37	5,550	5,632,251
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	6,360	5,750,776
Montrose (County of) (The Homestead at Montrose, Inc.);
Series 2003 A, Health Care Facilities RB	5.75%	02/01/15	110	110,009
Series 2003 A, Health Care Facilities RB	6.75%	02/01/22	300	300,018
Series 2003 A, Health Care Facilities RB	7.00%	02/01/25	800	800,048
Series 2003 A, Health Care Facilities RB	7.00%	02/01/38	6,200	5,915,172
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/33	5,500	5,571,775
Neu Towne Metropolitan District; Series 2004, Limited Tax GO Bonds (l)	5.45%	12/01/34	1,500	399,420
Northwest Metropolitan District No. 3;
Series 2005, Limited Tax GO Bonds	6.13%	12/01/25	4,500	4,149,450
Series 2005, Limited Tax GO Bonds	6.25%	12/01/35	7,450	6,511,598
Plaza Metropolitan District No. 1; Series 2013, Ref. Tax Allocation RB	5.00%	12/01/40	2,500	2,301,525
Reata South Metropolitan District; Series 2007 A, Limited Tax GO Bonds	7.25%	06/01/37	1,000	874,170
Riverdale Peaks II Metropolitan District; Series 2005, Limited Tax GO Bonds	6.50%	12/01/35	1,000	577,420
Serenity Ridge Metropolitan District No. 2; Series 2004, Limited Tax GO Bonds (l)	3.75%	12/01/34	2,000	962,900
Tallgrass Metropolitan District; Series 2007, Ref. & Improvement Limited Tax GO Bonds	5.25%	12/01/37	4,712	4,071,498
Tallyns Reach Metropolitan District No. 3;
Series 2013, Ref. & Improvement Conv. Limited Tax GO Bonds	5.00%	12/01/33	505	455,874
Series 2013, Ref. & Improvement Conv. Limited Tax GO Bonds	5.13%	11/01/38	1,035	917,383
Valagua Metropolitan District; Series 2008, Limited Tax GO Bonds	7.75%	12/01/37	1,000	575,070
Vista Ridge Metropolitan District; Series 2006 B, Ref. Sub. Limited Tax GO Bonds (c)(k)	0.00%	12/01/40	1,000	605,360
				195,608,743

Connecticut–0.44%

Connecticut (State of) Health & Educational Facilities Authority (St. Mary’s Hospital); Series 1997 E, RB	5.88%	07/01/22	3,660	3,661,684
Georgetown (City of) Special Taxing District; Series 2006 A, Unlimited Tax GO Bonds (e)(f)	5.13%	10/01/36	4,405	1,692,533
Hamden (Town of) (Whitney Center);
Series 2009 A, RB	7.63%	01/01/30	2,880	2,961,274
Series 2009 A, RB	7.75%	01/01/43	10,995	11,169,051
Series 2009 C, RB (g)	7.25%	01/01/16	2,000	2,026,560
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/39	3,000	3,254,970
Manchester (Town of) Redevelopment Agency (Bennet Housing Development); Series 1993, MFH Mortgage RB (Acquired 09/20/99; Cost $519,182) (e)	7.20%	12/01/18	560	566,574
				25,332,646

Delaware–0.12%

Delaware (State of) Economic Development Authority (Newark Charter School); Series 2012, RB	5.00%	09/01/42	1,350	1,271,498
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/30	1,610	1,567,995
Wilmington (City of) (Electra Arms Senior Association); Series 1998, MFH Rental RB (b)	6.25%	06/01/28	4,165	3,915,641
				6,755,134

District of Columbia–1.44%

District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB	6.38%	03/01/31	2,000	2,015,900
Series 2011, RB	6.63%	03/01/41	5,150	5,235,129
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/40	7,000	7,672,070
District of Columbia (Gallaudet University); Series 2011, University RB	5.50%	04/01/41	3,000	3,130,290
District of Columbia (Methodist Home);
Series 1999, RB	6.00%	01/01/29	2,545	2,167,831
Series 2009 A, RB	7.50%	01/01/39	1,520	1,463,502
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.38%	10/01/39	2,000	2,143,360
Series 2009, Hospital RB	6.50%	10/01/29	5,000	5,455,850

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

District of Columbia–(continued)

District of Columbia Tobacco Settlement Financing Corp.; Series 2006 C, Asset-Backed CAB RB (c)	0.00%	06/15/55	$60,320	$401,731
District of Columbia; Series 2009 B, Ref. Sec. Income Tax RB (d)	5.00%	12/01/25	16,165	18,341,941
Metropolitan Washington Airports Authority;
Series 2006 B, Airport System RB (INS-AGM) (a)(b)(d)	5.00%	10/01/36	30,000	30,147,600
Series 2009 B, Second Sr. Lien Dulles Toll Road CAB RB (INS-AGC) (a)(c)	0.00%	10/01/39	22,920	4,771,486
Series 2009 B, Second Sr. Lien Dulles Toll Road CAB RB (INS-AGC) (a)(c)	0.00%	10/01/40	3,475	677,590
				83,624,280

Florida–8.71%

Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.88%	11/15/36	10,500	8,619,555
Series 2007, IDR	5.88%	11/15/42	19,000	15,174,730
Alachua (County of) Health Facilities Authority (Oak Hammock at the University of Florida);
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/32	1,000	1,110,170
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/42	2,500	2,741,725
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/46	2,000	2,188,900
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs);
Series 2011, TEMPS-70sm RB	7.13%	11/15/16	17,100	17,181,909
Series 2011 A, RB	8.00%	11/15/31	3,000	3,272,250
Series 2011 A, RB	8.13%	11/15/41	11,000	11,933,460
Series 2011 A, RB	8.13%	11/15/46	6,000	6,492,960
Anthem Park Community Development District; Series 2004, Capital Improvement Special Assessment RB (k)	5.80%	05/01/36	8,045	5,757,565
Beacon Lakes Community Development District; Series 2003 A, Special Assessment RB	6.90%	05/01/35	130	130,692
Bloomingdale (Villages of) Community Development District; Series 2004, Special Assessment RB	5.88%	05/01/36	2,960	2,670,275
Bluewaters Community Development District; Series 2004, Special Assessment RB	6.00%	05/01/35	2,615	2,657,781
Boca Raton (City of) Housing Authority (Banyan Place Senior Apartments);
Series 2006, Ref. First Lien Mortgage Housing RB (Acquired 03/23/06-11/12/09; Cost $3,021,676) (e)(f)	5.80%	10/01/26	3,090	1,760,373
Series 2006, Ref. First Lien Mortgage Housing RB (Acquired 03/23/06-11/12/09; Cost $4,641,040) (e)	5.90%	10/01/36	4,705	2,680,438
Bonnet Creek Resort Community Development District;
Series 2002, Special Assessment RB	7.38%	05/01/34	3,000	2,882,310
Series 2002, Special Assessment RB	7.50%	05/01/34	6,240	6,074,515
Brevard (County of) Health Facilities Authority (Health First, Inc.);
Series 2009, Health Care Facilities RB	7.00%	04/01/33	1,960	2,143,926
Series 2009, Health Care Facilities RB	7.00%	04/01/39	6,465	6,983,687
Broward (County of) (Civic Arena);
Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS-AGM) (a)(d)	5.00%	09/01/24	7,555	8,099,715
Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS-AGM) (a)(d)	5.00%	09/01/25	7,910	8,392,747
Buckeye Park Community Development District; Series 2008 A, Capital Improvement Special Assessment RB (f)	7.88%	05/01/38	4,900	2,153,550
Capital Trust Agency (Miami Community Charter School) Series 2010 A, RB	7.00%	10/15/40	1,500	1,503,075
Capital Trust Agency (Million Air One LLC); Series 2011, RB (b)	7.75%	01/01/41	14,400	15,265,872
Caribe Palm Community Development District; Series 2005 A, Special Assessment RB	5.85%	05/01/35	690	692,884
Championsgate Community Development District; Series 1998 A, Capital Improvement Special Assessment RB	6.25%	05/01/20	2,220	2,071,948
Collier (County of) Industrial Development Authority (Arlington Naples); Series 2011, Continuing Care Community BAN	14.00%	05/15/15	4,500	4,539,375
Cory Lakes Community Development District;
Series 2001 A, Special Assessment RB	8.38%	05/01/17	170	173,900
Series 2001 B, Special Assessment RB	8.38%	05/01/17	85	86,950
Cutler Cay Community Development District; Series 2004, Special Assessment RB	6.13%	05/01/24	3,390	3,443,630
East Homestead Community Development District;
Series 2013, Special Assessment RB	5.00%	11/01/33	1,000	865,800
Series 2013, Special Assessment RB	5.63%	11/01/43	2,000	1,816,600
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB	7.25%	10/01/40	14,000	15,364,300

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2006 A, RB (k)	6.00%	05/15/36	$2,130	$1,277,595
Series 2007 A, RB (k)	6.13%	05/15/37	1,855	1,112,648
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2012 A, Educational Facilities RB	6.00%	06/15/32	2,000	1,807,400
Series 2012 A, Educational Facilities RB	6.13%	06/15/43	4,250	3,707,700
Florida Development Finance Corp. (Sculptor Charter School);
Series 2008 A, RB	7.25%	10/01/38	2,710	2,756,422
Series 2012, RB	7.00%	10/01/26	125	128,314
Series 2012, RB	7.25%	10/01/41	595	608,994
Florida Housing Finance Corp. (Beacon Hill Apartments); Series 1998 C, RB (b)(g)	6.61%	07/01/28	7,640	6,426,310
Florida Housing Finance Corp. (Westchase Apartments); Series 1998 B, RB (b)(g)	6.61%	07/01/28	9,625	6,651,549
Gramercy Farms Community Development District;
Series 2007 A-1, Special Assessment RB (f)	5.25%	05/01/39	1,335	13
Series 2007 A-2, Special Assessment RB (f)	5.25%	05/01/39	1,700	17
Series 2007 B, Special Assessment RB (f)	5.10%	05/01/14	4,385	44
Series 2011, Ref. Special Assessment Conv. CAB RB (j)	6.75%	05/01/39	29,070	3,831,717
Hammock Bay Community Development District; Series 2004 A, Special Assessment RB	6.13%	05/01/35	2,420	2,401,318
Harbour Isles Community Development District; Series 2004, Special Assessment RB	6.13%	05/01/35	1,295	1,321,379
Heritage Harbor Community Development District; Series 1997, Recreational RB	7.75%	05/01/23	385	340,082
Hillsborough (County of) Industrial Development Authority (Health Facilities); Series 2008 B, IDR (g)(h)	8.00%	08/15/19	1,000	1,358,120
Jacksonville (City of) Economic Development Commission (Proton Therapy Institute); Series 2007 A, Ref. Health Care Facilities RB (e)	6.25%	09/01/27	10,500	11,177,880
Kendall Breeze Community Development District; Series 2004, Special Assessment RB	5.88%	05/01/34	1,325	1,262,182
Lakeland (City of) (Carpenter’s Home Estate Accident Investor); Series 2008, Ref. First Mortgage Retirement Community RB (e)	6.38%	01/01/43	2,250	2,281,455
Lakeside Landings Community Development District;
Series 2007 A, Special Assessment RB (f)	5.50%	05/01/38	1,000	435,600
Series 2007 B, Special Assessment RB (f)	5.25%	05/01/13	1,940	845,064
Lee (County of) Industrial Development Authority (Cypress Cove Healthpark);
Series 2012, Ref. RB	5.25%	10/01/32	4,500	4,053,780
Series 2012, Ref. RB	5.75%	10/01/42	10,100	9,289,576
Series 2012, Ref. RB	6.50%	10/01/47	10,000	10,035,900
Lee (County of) Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2012, IDR	5.50%	06/15/32	1,880	1,812,245
Series 2012, IDR	5.75%	06/15/42	3,210	3,075,565
Leon (County of) Educational Facilities Authority (Southgate Residence Hall); Series 1998 A, Ref. RB	6.75%	09/01/28	7,640	7,269,689
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB MBTC (d)	5.50%	11/15/42	15,000	14,628,450
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2004, Ref. RB (e)(g)(h)	6.75%	11/15/14	840	892,231
Miami-Dade (County of) (Building Better Communities Program); Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(d)	5.00%	07/01/30	15,210	16,038,337
Miami-Dade (County of) (Miami International Airport); Series 2008 A, Aviation RB (INS-AGC) (a)(b)(d)	5.25%	10/01/33	16,500	17,205,870
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital);
Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	500	540,535
Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	250	267,598
Series 2011, Ref. Hospital RB	6.00%	08/01/46	1,000	1,067,920
Miami-Dade (County of) School Board;
Series 2008 B, COP (INS-AGC) (a)(d)	5.25%	05/01/26	5,000	5,394,800
Series 2008 B, COP (INS-AGC) (a)(d)	5.25%	05/01/27	10,000	10,963,300

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Miami-Dade (County of);
Series 2005 A, Sub. Special Obligation CAB RB (INS-NATL) (a)(c)	0.00%	10/01/40	$10,070	$2,125,878
Series 2009, Sub. Special Obligation CAB RB (c)	0.00%	10/01/35	12,000	3,465,360
Series 2009, Sub. Special Obligation CAB RB (c)	0.00%	10/01/40	10,000	2,162,800
Series 2009, Sub. Special Obligation CAB RB (c)	0.00%	10/01/42	72,215	13,859,503
Series 2009, Sub. Special Obligation CAB RB (c)	0.00%	10/01/44	15,495	2,644,842
Series 2009, Sub. Special Obligation CAB RB (c)	0.00%	10/01/45	7,710	1,239,074
Midtown Miami Community Development District;
Series 2004 A, Special Assessment RB	6.00%	05/01/24	1,570	1,573,784
Series 2004 A, Special Assessment RB	6.25%	05/01/37	8,445	8,445,676
Mount Dora (City of) Health Facilities Authority (Waterman Village);
Series 2002 A, RB	6.75%	08/15/25	3,000	2,280,990
Series 2004 A, Ref. RB	5.75%	08/15/18	3,750	3,189,562
Oak Creek Community Development District; Series 2004, Special Assessment RB	5.80%	05/01/35	1,555	1,501,524
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.);
Series 2005, Ref. RB	5.70%	07/01/26	4,000	3,879,680
Series 2007, First Mortgage RB	5.50%	07/01/32	3,750	3,355,950
Series 2007, First Mortgage RB	5.50%	07/01/38	7,450	6,435,161
Orange (County of) Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/28	1,750	1,641,622
Orange (County of) Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/31	3,580	3,581,683
Orange (County of) Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/31	740	740,348
Orange (County of) Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/31	205	205,096
Orange (County of) Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/31	740	740,348
Orange (County of) Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/31	290	290,136
Orlando (City of) Urban Community Development District; Series 2004, Capital Improvement Special Assessment RB	6.25%	05/01/34	1,000	969,690
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB	6.13%	05/01/35	410	4
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	425	409,530
Series 2010 B, Capital Improvement RB	5.13%	05/01/17	750	711,562
Palm Beach (County of) Housing Finance Authority (Lake Delray Apartments); Series 1999 A, MFH RB (b)	6.40%	01/01/31	8,280	7,771,442
Palm Coast Park Community Development District; Series 2006, Special Assessment RB	5.70%	05/01/37	4,550	2,842,749
Pier Park Community Development District; Series 2002 1, Capital Improvement RB	7.15%	05/01/34	14,030	14,028,176
Pine Ridge Plantation Community Development District; Series 2006 A, Capital Improvement Special Assessment RB	5.40%	05/01/37	1,555	1,238,837
Pinellas (County of) Educational Facilities Authority (Pinellas Preparatory Academy);
Series 2011 A, RB	6.13%	09/15/21	400	413,844
Series 2011 A, RB	7.13%	09/15/41	3,250	3,295,500
Poinciana West Community Development District; Series 2007, Special Assessment RB	6.00%	05/01/37	1,495	1,347,698
Port St. Lucie (City of) (Glassman Special Assessment District); Series 2003 C, Special Assessment RB	6.75%	07/01/23	4,010	4,010,160
Reunion East Community Development District;
Series 2002 A-1, Special Assessment RB	7.38%	05/01/33	690	700,302
Series 2002 A-2, Special Assessment RB (k)	7.38%	05/01/33	310	215,605
Series 2005, Special Assessment RB (f)	5.80%	05/01/36	4,300	2,990,650
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (e)	5.50%	10/01/24	5,350	5,589,091
Seven Oaks Community Development District II;
Series 2003 A, Special Assessment RB	6.40%	05/01/34	4,505	3,931,604
Series 2004 A, Special Assessment RB	5.88%	05/01/35	2,535	2,110,033
Silver Palms Community Development District; Series 2004, Special Assessment RB	5.90%	05/01/34	1,710	1,637,581
South-Dade Venture Community Development District; Series 2004, Special Assessment RB (g)(h)	6.13%	05/01/14	1,295	1,339,289
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2006 A, Health Care RB	5.25%	01/01/26	6,300	2,803,500
Series 2006 A, Health Care RB	5.38%	01/01/40	8,850	3,938,250
St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities);
Series 2004 A, RB	5.63%	08/01/34	4,390	4,431,222
Series 2010 A, RB	6.00%	08/01/45	4,000	4,117,960

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

St. Petersburg (City of) Health Facilities Authority (All Children’s Hospital, Inc. Obligated Group);
Series 2009 A, Ref. RB	6.25%	11/15/29	$150	$164,532
Series 2009 A, Ref. RB	6.50%	11/15/39	1,000	1,087,470
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	1,495	1,127,589
Stonegate Community Development District; Series 2008, Special Assessment RB	8.13%	05/01/39	4,635	4,828,048
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL) (a)(d)	6.00%	10/01/29	13,440	16,383,763
Town Center at Palm Coast Community Development District; Series 2005, Capital Improvement Special Assessment RB	6.00%	05/01/36	10,980	8,170,657
Treeline Preserve Community Development District; Series 2007 A, Special Assessment RB (k)	6.80%	05/01/39	4,895	1,961,524
Turnbull Creek Community Development District;
Series 2005, Special Assessment RB	5.80%	05/01/35	2,580	2,275,173
Series 2006, Special Assessment RB	5.25%	05/01/37	3,390	2,724,645
University Square Community Development District; Series 2007 A-1, Capital Improvement Special Assessment RB	5.88%	05/01/38	2,830	2,694,415
Waterlefe Community Development District; Series 2001, Golf Course RB (f)	8.13%	10/01/25	2,645	196,180
West Villages Improvement District; Series 2007, Special Assessment RB (f)	5.50%	05/01/38	9,500	5,646,800
Winter Garden Village at Fowler Groves Community Development District; Series 2006, Special Assessment RB	5.65%	05/01/37	2,490	2,506,110
World Commerce Community Development District; Series 2004 A-2, Special Assessment RB	6.13%	05/01/35	1,460	1,292,713
				504,458,081

Georgia–1.39%

Americus (City of) & Sumter (County of) Hospital Authority (Magnolia Manor Obligated Group);
Series 2013 A, Ref. RB	6.25%	05/15/33	4,000	3,892,480
Series 2013 A, Ref. RB	6.38%	05/15/43	8,000	7,689,600
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	12,000	13,838,520
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	4,700	4,894,110
Clayton (County of) Development Authority (Delta Air Lines, Inc.);
Series 2009 A, Special Facilities RB	8.75%	06/01/29	4,500	5,234,715
Series 2009 B, Special Facilities RB (b)	9.00%	06/01/35	9,750	10,374,487
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.);
Series 2010, RAC	6.00%	09/01/30	2,200	2,214,300
Series 2010, RAC	6.13%	09/01/40	4,010	4,000,376
Fulton (County of) Residential Care Facilities for the Elderly Authority (RHA Assisted Living);
Series 1999 A, Sr. Lien RB	6.90%	07/01/19	3,500	3,203,725
Series 1999 A, Sr. Lien RB	7.00%	07/01/29	8,310	6,722,956
Medical Center Hospital Authority (Spring Harbor Green Island); Series 2007, Ref. RB	5.25%	07/01/27	2,500	2,385,350
Rockdale (County of) Development Authority (Visy Paper); Series 2007 A, RB (b)	6.13%	01/01/34	9,615	9,657,210
Savannah (City of) Economic Development Authority (Marshes of Skidaway);
Series 2003 A, First Mortgage RB	6.85%	01/01/19	1,980	1,995,484
Series 2003 A, First Mortgage RB	7.40%	01/01/24	920	929,964
Series 2003 A, First Mortgage RB	7.40%	01/01/34	3,650	3,669,162
				80,702,439

Guam–0.13%

Guam (Territory of) Waterworks Authority; Series 2005, Water & Wastewater System RB	5.88%	07/01/35	7,250	7,295,893

Hawaii–0.43%

Hawaii (State of) Department of Budget & Finance (15 Craigside);
Series 2009 A, Special Purpose Senior Living RB	8.75%	11/15/29	850	943,398
Series 2009 A, Special Purpose Senior Living RB	9.00%	11/15/44	6,530	7,214,083
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2007 A, Special Purpose RB (INS-FGIC) (a)(b)	4.65%	03/01/37	4,210	3,748,331
Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds (d)	5.25%	04/01/29	12,000	13,048,680
				24,954,492

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Idaho–0.25%

Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, Solid Waste Disposal RB (Acquired 11/03/06; Cost $7,640,000) (b)(e)(f)	7.50%	11/01/24	$7,640	$264,879
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/37	8,355	7,889,877
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.); Series 2010 A, Non-profit Facilities RB	6.25%	07/01/40	1,000	1,011,210
Idaho (State of) Housing & Finance Association (Liberty Charter School); Series 2008 A, Non-profit Facilities RB	6.00%	06/01/38	750	738,645
Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2009 A, Non-profit Facilities RB (l)	2.70%	07/01/21	150	105,000
Series 2009 A, Non-profit Facilities RB (l)	2.78%	07/01/29	1,000	700,000
Series 2009 A, Non-profit Facilities RB (l)	2.85%	07/01/39	2,005	1,403,500
Idaho (State of) Housing & Finance Association (Victory Charter School, Inc.); Series 2009 A, Non-profit Facilities RB	8.25%	07/01/39	745	821,020
Idaho (State of) Housing & Finance Association; Series 2008 A, Non-profit Facilities RB	6.13%	07/01/38	1,580	1,561,119
				14,495,250

Illinois–11.58%

Annawan (Village of) (Patriot Renewable Fuels, LLC); Series 2007, Tax Increment Allocation RB	5.63%	01/01/18	3,140	2,815,669
Antioch (Village of) Special Service Area No. 1 (Deercrest); Series 2003, Special Tax RB	6.63%	03/01/33	3,617	2,923,910
Aurora (City of) (East River Area TIF No. 6); Series 2008 A, Tax Increment Allocation RB	6.75%	12/30/27	2,170	2,219,324
Aurora (City of) (River City TIF No. 3); Series 2008 B, Tax Increment Allocation RB	6.50%	12/30/23	3,395	3,526,896
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	5,000	4,723,950
Bolingbrook (Village of) Special Services Area No. 1 (Forest City); Series 2005, Special Tax RB	5.90%	03/01/27	2,000	1,803,400
Bolingbrook (Village of);
Series 2005, Sales Tax RB (l)	2.30%	01/01/15	385	356,333
Series 2005, Sales Tax RB (l)	2.40%	01/01/26	4,500	3,922,290
Series 2005, Sales Tax RB (l)	2.50%	01/01/24	6,000	5,289,000
Bradley (Village of) (Bradley Commons); Series 2007, Tax Increment Allocation RB	6.10%	01/01/27	2,795	2,692,507
Chicago (City of) (Asphalt Operating Services); Series 2010, Recovery Zone Facility RB	6.13%	12/01/18	5,965	6,383,624
Chicago (City of) (Chatham Ridge Redevelopment); Series 2002, Tax Increment Allocation RB (h)	6.05%	12/15/13	475	476,245
Chicago (City of) (Diversey/Narragansett); Series 2006, COP	7.46%	02/15/26	2,755	2,063,109
Chicago (City of) (Lakeshore East); Series 2003, Special Assessment Improvement RB	6.63%	12/01/22	3,432	3,479,396
Chicago (City of) (O’Hare International Airport); Series 2008 A, Third Lien General Airport RB (INS-AGM) (a)(d)	5.00%	01/01/33	14,000	14,040,460
Chicago (City of) Board of Education;
Series 2006 B, Unlimited Tax GO Bonds (INS-AGM) (a)(d)	5.00%	12/01/25	10,000	10,304,500
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)(d)	5.00%	12/01/32	13,050	12,675,856
Chicago (City of);
Series 2011, COP	7.13%	05/01/21	1,000	1,085,300
Series 2011, COP	7.13%	05/01/25	9,700	10,481,044
Series 2011, COP	7.13%	05/01/25	9,185	9,924,576
Cook (County of) (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	13,665	13,629,198
Cortland (Town of) (Sheaffer System); Series 2006, Special Tax RB (e)(f)	5.50%	03/01/17	3,439	1,032,732
Deerfield (Village of);
Series 2011, Ref. CAB RB (c)	0.00%	10/01/31	1,803	371,761
Series 2011, Ref. RB	6.00%	10/01/42	3,362	2,590,287
Du Page (County of) Special Service Area No. 31 (Monarch Landing); Series 2006, Special Tax RB	5.40%	03/01/16	123	124,787
East Dundee (Village of) (Route 25 South Redevelopment); Series 2012, Limited Obligation Tax Increment Allocation RB	5.63%	12/01/31	1,530	1,336,317
Gilberts (Village of) Special Service Area No. 19 (The Conservancy); Series 2006-1, Special Tax RB (f)	5.38%	03/01/16	2,500	862,350
Hillside (Village of) (Mannheim Redevelopment);
Series 2008, Sr. Lien Tax Increment Allocation RB	6.55%	01/01/20	825	831,996
Series 2008, Sr. Lien Tax Increment Allocation RB	7.00%	01/01/28	8,000	7,998,560
Illinois (State of) Finance Authority (Beacon Hill);
Series 2005 A, Ref. RB	5.25%	02/15/14	300	300,546
Series 2005 A, Ref. RB	5.35%	02/15/15	225	225,378

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Christian Homes, Inc.);
Series 2007 A, Ref. RB	5.75%	05/15/26	$5,575	$5,627,851
Series 2007 A, Ref. RB	5.75%	05/15/31	2,825	2,835,876
Illinois (State of) Finance Authority (Clare Oaks);
Series 2012 A-1, RB	7.00%	11/15/27	1,080	972,864
Series 2012 A-2, RB	7.00%	11/15/27	1,355	1,218,511
Series 2012 A-3, RB	7.00%	11/15/17	710	686,009
Series 2012 B, Ref. Sub. RB	4.00%	11/15/52	6,240	3,159,752
Series 2012 C-1, Ref. Sub. RB (c)	0.00%	11/15/52	3,902	148,118
Series 2012 C-2, Ref. Sub. RB (c)	0.00%	11/15/52	780	250,646
Series 2012 C-3, Ref. Sub. Conv. RB (c)	0.00%	11/15/52	780	163,492
Illinois (State of) Finance Authority (Clare Water Tower);
Series 2010 A-6, Ref. RB (f)	6.00%	05/15/28	1,249	12
Series 2010 A-7, Ref. RB (f)	6.13%	05/15/41	11,264	113
Series 2010 B, Ref. CAB RB (c)(f)	0.00%	05/15/50	5,966	60
Illinois (State of) Finance Authority (Clinic Altgeld); Series 1996, Community Facilities RB	8.00%	11/15/16	1,215	1,215,547
Illinois (State of) Finance Authority (Collegiate Housing Foundation - DeKalb II, LLC – Northern Illinois University); Series 2011, Student Housing RB	6.88%	10/01/43	7,000	7,421,120
Illinois (State of) Finance Authority (Fairview Obligated Group);
Series 2008 A, Ref. RB (f)	0.00%	08/15/28	1,000	7,810
Series 2008 A, Ref. RB (f)	0.00%	08/15/35	3,500	27,335
Series 2008 A, Ref. RB (f)	0.00%	08/15/40	5,500	42,955
Illinois (State of) Finance Authority (Friendship Village of Schaumburg);
Series 2005 A, RB	5.38%	02/15/25	1,000	945,140
Series 2010, RB	7.13%	02/15/39	1,710	1,717,165
Series 2010, RB	7.25%	02/15/45	8,900	8,953,667
Illinois (State of) Finance Authority (Greenfields of Geneva);
Series 2010 A, RB	7.90%	02/15/25	3,285	3,223,111
Series 2010 A, RB	8.00%	02/15/28	3,000	2,914,170
Series 2010 A, RB	8.13%	02/15/40	14,140	13,442,050
Series 2010 A, RB	8.25%	02/15/46	27,685	26,482,640
Series 2010 C-2, TEMPS-65sm RB	6.75%	02/15/16	2,510	2,483,670
Illinois (State of) Finance Authority (Luther Oaks);
Series 2006 A, RB	5.70%	08/15/28	500	469,805
Series 2006 A, RB	6.00%	08/15/26	3,850	3,799,141
Series 2006 A, RB	6.00%	08/15/39	10,460	9,298,522
Illinois (State of) Finance Authority (Lutheran Home & Services);
Series 2012, Ref. RB	5.50%	05/15/30	1,500	1,392,585
Series 2012, Ref. RB	5.63%	05/15/42	6,000	5,347,680
Series 2012, Ref. RB	5.75%	05/15/46	1,500	1,350,255
Illinois (State of) Finance Authority (Montgomery Place);
Series 2006 A, RB	5.50%	05/15/26	2,400	2,402,184
Series 2006 A, RB	5.75%	05/15/38	3,000	2,882,070
Illinois (State of) Finance Authority (Navistar International); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	20,000	19,947,600
Illinois (State of) Finance Authority (Norwegian American Hospital Inc.);
Series 2008, RB	7.63%	09/15/28	2,000	1,756,440
Series 2008, RB	7.75%	09/15/38	3,000	2,514,360
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2010 A, RB	8.00%	05/15/30	1,300	1,222,143
Series 2010 A, RB	8.13%	05/15/40	6,370	5,876,325
Series 2010 A, RB	8.25%	05/15/45	14,000	13,056,540
Series 2010 D-1, TEMPS-75sm RB	7.25%	08/15/16	8,230	8,066,141
Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	550	540,898
Series 2010 D-3, TEMPS-50sm RB	6.25%	08/15/15	4,145	4,091,198
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	7.00%	08/15/43	8,230	8,097,415
Illinois (State of) Finance Authority (Plymouth Place); Series 2013, Ref. RB	6.00%	05/15/43	11,600	9,360,156
Illinois (State of) Finance Authority (Provena Health); Series 2009 A, RB	7.75%	08/15/34	12,800	15,444,992

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group);
Series 2009 A, RB	7.25%	11/01/30	$1,865	$2,189,529
Series 2009 A, RB	7.25%	11/01/38	24,235	28,356,404
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers);
Series 2008, Ref. RB	5.50%	08/15/30	5,000	5,079,250
Series 2009, RB	6.88%	08/15/38	21,875	23,601,594
Illinois (State of) Finance Authority (Smith Village);
Series 2005 A, RB	5.70%	11/15/20	500	502,020
Series 2005 A, RB	6.13%	11/15/25	1,100	1,084,413
Series 2005 A, RB	6.25%	11/15/35	1,500	1,391,295
Illinois (State of) Finance Authority (The Admiral at the Lake);
Series 2010 A, RB	7.25%	05/15/20	1,905	1,936,032
Series 2010 D-1, TEMPS-75sm RB	7.00%	05/15/18	1,550	1,551,457
Series 2010 D-2, TEMPS-65sm RB	6.38%	05/15/17	10,395	10,401,445
Illinois (State of) Finance Authority (The Landing at Plymouth Place);
Series 2005 A, RB	6.00%	05/15/25	5,500	5,091,570
Series 2005 A, RB	6.00%	05/15/37	19,685	16,297,211
Illinois (State of) Finance Authority (Three Crowns Park Plaza);
Series 2006 A, RB	5.88%	02/15/26	1,000	994,520
Series 2006 A, RB	5.88%	02/15/38	1,500	1,383,675
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.);
Series 2011, Ref. Charter School RB	6.88%	10/01/31	3,485	3,813,740
Series 2011, Ref. Charter School RB	7.13%	10/01/41	1,000	1,101,080
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (d)	5.25%	10/01/52	27,000	27,831,870
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2003 A-1, RB (f)	6.90%	11/15/33	8,750	5,970,125
Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB (b)	5.05%	08/01/29	1,320	1,339,998
Illinois (State of) Finance Authority; Series 2003 A, RB	7.00%	11/15/32	3,450	3,456,451
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, RB (d)	5.50%	06/15/50	18,000	18,275,940
Series 2012, CAB RB (c)	0.00%	12/15/50	31,010	3,396,525
Illinois (State of) Real Estate Lease; Series 1998, Ctfs. RB (INS-ACA) (a)(e)	6.20%	06/15/18	3,688	3,755,248
Illinois (State of) Toll Highway Authority; Series 2008 B, RB (d)	5.50%	01/01/33	29,000	31,305,500
Lombard Public Facilities Corp.; Series 2005 A-1, First Tier Conference Center & Hotel RB	6.38%	01/01/15	520	374,083
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/30	3,450	3,499,645
Malta (Village of) (Prairie Springs); Series 2006, Tax Increment Allocation RB (Acquired 09/14/06; Cost $1,800,000) (e)(k)	5.75%	12/30/25	1,800	862,596
Manhattan (Village of) Special Service Area No. 04-1 (Brookstone Springs); Series 2005, Special Tax RB	6.10%	03/01/35	4,266	4,028,213
Minooka (Village of) (Lakewood Trails Unit No. 2); Series 2004, Special Assessment Improvement RB	6.38%	03/01/34	5,394	5,282,344
Minooka (Village of) (Lakewood Trails); Series 2003, Special Assessment Improvement RB	6.63%	03/01/33	3,629	3,632,194
Minooka (Village of) (Prairie Ridge); Series 2003, Special Assessment Improvement RB	6.88%	03/01/33	2,629	2,632,207
Pingree Grove (Village of) (Cambridge Lakes Learning Center);
Series 2007, RB	6.00%	06/01/36	4,980	4,169,206
Series 2011, RB	8.50%	06/01/41	3,290	3,470,424
Pingree Grove (Village of) (Cambridge Lakes); Series 2006-1, Special Service Area No. 7 Special Tax RB	6.00%	03/01/36	8,467	8,021,974
Pingree Grove (Village of) Special Service Area No. 2 (Cambridge Lakes); Series 2005-2, Special Tax RB	6.00%	03/01/35	6,906	6,724,994
Plano (City of) Special Service Area No. 1 (Lakewood Springs); Series 2004 A, Special Tax RB	6.20%	03/01/34	4,023	3,990,454
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB (k)	5.80%	03/01/37	5,615	1,858,116
Quad Cities Regional Economic Development Authority (Heritage Woods Moline Supportive Living Facility); Series 2006, MFH RB (b)	6.00%	12/01/41	1,270	1,070,242
Railsplitter Tobacco Settlement Authority; Series 2010, RB	6.00%	06/01/28	17,050	18,595,753
Regional Transportation Authority; Series 1994 B, RB (INS-AMBAC) (a)	8.00%	06/01/17	2,095	2,476,499

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Southwestern Illinois Development Authority (Eden Retirement Center, Inc.);
Series 2006, Senior Care Facilities RB	5.50%	12/01/26	$800	$629,472
Series 2006, Senior Care Facilities RB	5.85%	12/01/36	3,000	2,210,820
Southwestern Illinois Development Authority (U.S. Steel Corp.) Series 2012, RB (b)	5.75%	08/01/42	13,500	10,677,285
St. Charles (City of) (Zylstra);
Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/21	1,675	1,656,357
Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/25	2,000	1,941,320
St. Charles (City of) Special Service Area No. 21; Series 1998, RB	6.63%	03/01/28	1,870	1,813,676
United City of Yorkville (City of) (Storm Water/Water Improvement);
Series 2007, Business District RB	6.00%	01/01/26	3,185	2,139,078
Series 2007, Business District RB	6.00%	01/01/27	285	191,426
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB	6.25%	03/01/35	5,408	3,141,237
United City of Yorkville (City of) Special Service Area No. 2005-108 (Autumn Creek); Series 2006, Special Tax RB	6.00%	03/01/36	2,740	2,326,753
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/28	4,275	3,983,188
Upper Illinois River Valley Development Authority (Living Springs McHenry Supportive Living Facility); Series 2007, MFH RB (b)	6.10%	12/01/41	3,900	3,353,181
Upper Illinois River Valley Development Authority (Pleasant View Luther Home);
Series 2010, RB	7.00%	11/15/30	2,000	2,004,260
Series 2010, RB	7.25%	11/15/40	3,200	3,212,832
Series 2010, RB	7.38%	11/15/45	1,700	1,705,644
Series 2012, RB	6.00%	05/15/42	6,550	5,500,886
Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/36	3,736	3,509,038
Western Illinois Economic Development Authority (Carthage Memorial Hospital);
Series 2008 B, Hospital RB	7.00%	06/01/33	2,295	2,344,090
Series 2008 B, Hospital RB	7.05%	06/01/37	4,700	4,795,316
Wheeling (Village of) (N. Milwaukee/Lake-Cook TIF); Series 2005, Tax Increment Allocation RB	6.00%	01/01/25	8,415	8,091,948
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (b)	7.00%	12/01/42	2,970	2,863,169
				670,234,247

Indiana–2.10%

Carmel (City of) (Barrington Carmel);
Series 2012 A, RB	7.00%	11/15/27	1,550	1,569,453
Series 2012 A, RB	7.00%	11/15/32	2,980	2,970,583
Series 2012 A, RB	7.13%	11/15/42	10,200	10,095,960
Series 2012 A, RB	7.13%	11/15/47	7,740	7,608,497
Series 2012 C-1, TEMPS-75sm RB	5.75%	11/15/19	2,000	1,980,600
Series 2012 C-2, TEMPS-65sm RB	5.25%	11/15/18	2,750	2,667,115
Crown Point (City of) (Wittenberg Village);
Series 2009 A, Economic Development RB	8.00%	11/15/29	3,100	3,394,407
Series 2009 A, Economic Development RB	8.00%	11/15/39	9,250	9,983,062
Indiana (State of) Finance Authority (Irvington Community School);
Series 2009 A, Educational Facilities RB	7.75%	07/01/23	290	317,875
Series 2009 A, Educational Facilities RB	8.00%	07/01/29	1,385	1,509,982
Series 2009 A, Educational Facilities RB	9.00%	07/01/39	1,000	1,130,970
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB MBTC (b)(d)	5.25%	01/01/51	24,000	21,827,040
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	10,500	9,717,015
Indiana (State of) Finance Authority (U.S. Steel Corp); Series 2011, Ref. Environmental RB	6.00%	12/01/19	8,000	8,198,080
North Manchester (Town of) Economic Development Authority (Peabody Retirement Community);
Series 2013, Ref. RB	5.13%	12/01/45	1,558	1,287,819
Series 2013, Ref. Sub. RB	1.00%	12/01/45	1,341	13
St. Joseph (County of) (Holy Cross Village at Notre Dame); Series 2006 A, Economic Development RB	6.00%	05/15/38	1,150	1,112,775

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

St. Joseph (County of) Redevelopment District;
Series 1997 B, Tax Increment Allocation CAB RB (c)	0.00%	12/30/13	$130	$129,674
Series 1997 B, Tax Increment Allocation CAB RB (c)	0.00%	12/30/14	125	115,500
Series 1997 B, Tax Increment Allocation CAB RB (c)	0.00%	12/30/15	125	106,961
Series 1997 B, Tax Increment Allocation CAB RB (c)	0.00%	12/30/16	125	99,058
Valparaiso (City of) (Pratt Paper, LLC);
Series 2013, Exempt Facilities RB (b)	6.75%	01/01/34	10,000	10,108,100
Series 2013, Exempt Facilities RB (b)	7.00%	01/01/44	7,500	7,585,350
Vigo (County of) Hospital Authority (Union Hospital, Inc.);
Series 2007, RB (e)	5.70%	09/01/37	8,000	7,512,800
Series 2007, RB (e)	5.75%	09/01/42	5,780	5,388,463
Series 2007, RB (e)	5.80%	09/01/47	5,645	5,257,358
				121,674,510

Iowa–3.32%

Altoona (City of);
Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/28	1,250	1,311,163
Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/39	5,000	5,119,700
Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/43	5,500	5,617,205
Ames (City of) (Mary Greeley Medical Center);
Series 2011, Hospital RB	5.25%	06/15/36	1,250	1,261,325
Series 2011, Hospital RB	5.50%	06/15/30	1,000	1,035,770
Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB	7.25%	06/01/35	5,755	6,055,756
Des Moines (City of) (Luther Park Apartments, Inc.);
Series 2004, Senior Housing RB	6.00%	12/01/23	500	501,055
Series 2004, Senior Housing RB	6.25%	12/01/34	2,245	2,162,541
Series 2007 A, Ref. MFH RB (e)	5.30%	12/01/36	3,500	2,914,940
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	20,330	17,237,400
Iowa (State of) Finance Authority (Bethany Life Communities);
Series 2006 A, Ref. Senior Housing RB	5.45%	11/01/26	1,395	1,340,428
Series 2006 A, Ref. Senior Housing RB	5.55%	11/01/41	3,795	3,373,983
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, Midwestern Disaster Area RB	5.00%	12/01/19	26,325	25,476,545
Series 2013, Midwestern Disaster Area RB MBTC (d)	5.25%	12/01/25	25,800	23,239,866
Iowa (State of) Finance Authority (Madrid Home);
Series 2007, Ref. Health Care Facility RB	5.75%	11/15/24	1,000	946,680
Series 2007, Ref. Health Care Facility RB	5.80%	11/15/29	1,930	1,723,374
Series 2007, Ref. Health Care Facility RB	5.90%	11/15/37	2,750	2,348,968
Iowa (State of) Tobacco Settlement Authority;
Series 2005 B, Asset-Backed RB	5.60%	06/01/34	27,450	22,908,397
Series 2005 C, Asset-Backed RB	5.38%	06/01/38	3,185	2,422,447
Series 2005 C, Asset-Backed RB	5.50%	06/01/42	19,685	14,931,073
Series 2005 C, Asset-Backed RB	5.63%	06/01/46	23,935	18,083,132
Series 2005 D, Asset-Backed CAB RB (c)	0.00%	06/01/46	180,800	12,580,064
Jefferson (County of) Hospital; Series 2007 C, RB	5.95%	08/01/37	1,435	1,421,913
Marion (City of) (Village Place at Marion);
Series 2005 A, MFH RB	5.65%	09/01/25	155	136,927
Series 2005 A, MFH RB	6.00%	09/01/35	400	329,424
Orange City (City of); Series 2008, Ref. Hospital Capital Loan RN	5.60%	09/01/32	7,415	7,102,309
Polk (County of) (Luther Park Health Center, Inc.);
Series 2004, Health Care Facilities RB	6.00%	10/01/24	290	290,029
Series 2004, Health Care Facilities RB	6.15%	10/01/36	3,100	2,981,084
Series 2007 A, Ref. Health Care Facilities RB	5.30%	04/01/37	4,770	4,080,735
Series 2007 C, Health Care Facilities RB	6.00%	04/01/37	3,365	3,171,647
				192,105,880

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas–0.71%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.75%	11/15/38	$1,900	$2,040,372
Lenexa (City of) (Lakeview Village, Inc.);
Series 2009, Health Care Facilities RB	7.13%	05/15/29	500	521,325
Series 2009, Health Care Facilities RB	7.25%	05/15/39	1,500	1,552,710
Olathe (City of) (Aberdeen Village, Inc.);
Series 2005, Ref. Senior Living Facility RB	6.13%	05/15/30	1,000	948,630
Series 2005 A, Ref. Senior Living Facility RB	5.60%	05/15/28	1,500	1,389,450
Olathe (City of) (Catholic Care Campus, Inc.); Series 2006 A, Senior Living Facility RB	6.00%	11/15/38	2,500	2,388,050
Olathe (City of) (West Village Center);
Series 2007, Special Obligation Tax Increment Allocation RB	5.30%	09/01/17	500	402,930
Series 2007, Special Obligation Tax Increment Allocation RB	5.45%	09/01/22	3,315	2,346,357
Series 2007, Special Obligation Tax Increment Allocation RB	5.50%	09/01/26	2,835	1,863,190
Overland Park (City of) Transportation Development District (Grass Creek); Series 2006, Special Assessment RB	5.13%	09/01/28	1,485	1,342,618
Roeland Park (City of) (Roeland Park Redevelopment, LLC); Series 2005, Special Obligation Tax Increment Allocation RB	5.75%	08/01/24	920	890,726
Roeland Park (City of) (TDD No. 1);
Series 2005, Transportation Development District Sales Tax RB	5.75%	12/01/25	445	320,151
Series 2006 A, Transportation Development District Sales Tax RB	5.88%	12/01/25	865	629,858
Roeland Park (City of) (TDD No. 2); Series 2006 B, Transportation Development District Sales Tax RB	5.88%	12/01/25	1,000	602,130
Wichita (City of) (Larksfield Place); Series 2013 III, Ref. Health Care Facilities & Improvement RB	7.38%	12/15/43	5,000	5,011,150
Wichita (City of) (Presbyterian Manors, Inc.);
Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/43	5,000	4,939,250
Series 2013 IV-A, Health Care Facilities RB	6.50%	05/15/48	14,000	14,003,500
				41,192,397

Kentucky–0.34%

Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II);
Series 2011, RB	7.00%	05/15/30	2,500	2,617,950
Series 2011, RB	7.25%	05/15/41	3,050	3,195,363
Series 2011, RB	7.38%	05/15/46	1,000	1,053,250
Kentucky (State of) Economic Development Finance Authority (Masonic Homes of Kent);
Series 2012, Ref. Health Care Facilities RB	5.38%	11/15/32	2,000	1,789,240
Series 2012, Ref. Health Care Facilities RB	5.38%	11/15/42	1,750	1,489,057
Series 2012, Ref. Health Care Facilities RB	5.50%	11/15/45	1,645	1,414,865
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.50%	03/01/45	6,000	6,299,340
Louisville (City of) & Jefferson (County of) Metropolitan Government (Bellarmie University Inc.); Series 2009, College Improvement RB	6.13%	05/01/39	1,820	1,887,886
				19,746,951

Louisiana–1.14%

Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS-Connie Lee) (a)	6.50%	12/01/18	4,530	4,672,197
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (f)	5.25%	07/01/17	14,685	5,799,107
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Eunice Student Housing Foundation); Series 2002, RB	7.38%	09/01/33	2,865	2,409,465
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.);
Series 2009 A, RB	6.50%	08/01/29	7,000	7,705,530
Series 2010 A-1, RB	6.50%	11/01/35	9,245	9,935,694
Louisiana (State of) Public Facilities Authority (Belle Chasse Educational Foundation); Series 2011, RB	6.75%	05/01/41	3,000	3,215,970
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB (e)	6.38%	12/01/34	24,750	25,211,092
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/98; Cost $1,445,572)(e)	5.75%	10/30/18	1,446	1,452,424

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)

New Orleans (City of) Aviation Board; Series 2009 A-2, Ref. & Restructuring General Airport RB (INS-AGC) (a)	6.00%	01/01/23	$3,000	$3,394,500
St. Tammany (Parish of) Public Trust Financing Authority (Christwood); Series 1998, Ref. RB	5.70%	11/15/28	2,210	2,108,163
				65,904,142

Maine–0.31%

Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center);
Series 2011, RB	6.75%	07/01/36	3,175	3,318,224
Series 2011, RB	6.75%	07/01/41	11,505	11,974,289
Series 2011, RB	7.50%	07/01/32	2,500	2,752,925
				18,045,438

Maryland–1.74%

Anne Arundel (County of) (National Business Park-North);
Series 2010, Special Obligation Tax Allocation RB	5.63%	07/01/25	1,000	1,028,470
Series 2010, Special Obligation Tax Allocation RB	6.10%	07/01/40	3,250	3,347,370
Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/38	15,605	16,168,653
Baltimore (City of) (Strathdale Manor); Series 2003, Special Obligation Tax Allocation RB	7.00%	07/01/33	961	973,166
Brunswick (City of) (Brunswick Crossing); Series 2006, Special Obligation Tax RB	5.50%	07/01/36	17,900	15,584,814
Frederick (County of) (Jefferson Technology Park);
Series 2013 A, Special Tax RB	7.25%	07/01/43	3,640	3,576,591
Series 2013 B, Tax Increment & Special Tax RB	7.13%	07/01/43	4,290	4,330,326
Frederick (County of) (Urbana Community Development Authority); Series 2010 B, Sub. Special Obligation Tax RB	5.50%	07/01/40	9,020	8,216,047
Harford (County of); Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/40	6,000	6,353,460
Howard (County of) (Vantage House Facility); Series 2007 B, Ref. Retirement Community RB	5.25%	04/01/37	620	504,265
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.13%	01/01/36	1,500	1,580,970
Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community);
Series 2007 A, RB	5.25%	01/01/27	4,475	4,322,761
Series 2007 A, RB	5.30%	01/01/37	3,050	2,752,503
Maryland (State of) Health & Higher Educational Facilities Authority (Washington Christian Academy); Series 2006, RB (f)	5.50%	07/01/38	1,500	449,955
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB	6.00%	01/01/43	16,105	16,199,375
Maryland (State of) Industrial Development Financing Authority (Our Lady of Good Counsel High School Facility); Series 2005 A, Economic Development RB	6.00%	05/01/35	1,500	1,540,185
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC);
Series 1999, Air Cargo RB (b)	6.50%	07/01/24	5,525	4,863,878
Series 2003, Ref. Air Cargo RB (b)	7.34%	07/01/24	1,090	1,022,475
Maryland Economic Development Corp. (Chesapeake Bay); Series 2006 B, Sr. Lien RB	5.25%	12/01/31	1,500	854,985
Montgomery (County of) (West Germantown Development District); Series 2004 B, Special Obligation Limited Tax GO Bonds	6.70%	07/01/27	1,200	1,201,260
Salisbury (City of) (Villages at Aydelotte Farm); Series 2007, Special Obligation Tax Allocation RB	5.25%	01/01/37	4,000	1,455,640
Westminster (City of) (Carroll Lutheran Village);
Series 2004 A, Economic Development RB	6.00%	05/01/24	2,000	2,001,500
Series 2004 A, Economic Development RB	6.25%	05/01/34	2,500	2,436,600
				100,765,249

Massachusetts–2.34%

Massachusetts (State of) Development Finance Agency (Alliance); Series 1999 A, Health Care Facility RB	7.10%	07/01/32	6,740	6,626,903
Massachusetts (State of) Development Finance Agency (Criterion Child Enrichment); Series 2003, RB	6.75%	01/01/34	5,360	5,045,958
Massachusetts (State of) Development Finance Agency (Dimock Community Health Center); Series 2003, RB	6.25%	12/01/13	175	175,007

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.);
Series 2005, RB	5.00%	01/01/24	$250	$245,238
Series 2005, RB	5.50%	01/01/35	500	464,920
Massachusetts (State of) Development Finance Agency (GF/Pilgrim, Inc.);
Series 1998, First Mortgage RB	6.50%	10/01/15	235	233,973
Series 1998, First Mortgage RB	6.75%	10/01/28	4,000	3,598,360
Massachusetts (State of) Development Finance Agency (Hampshire College); Series 2004, RB	5.70%	10/01/34	1,500	1,508,010
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (d)	5.50%	11/15/36	23,660	26,317,018
Massachusetts (State of) Development Finance Agency (Hillcrest Educational Centers Inc.); Series 1999, RB	6.38%	07/01/29	5,655	5,637,356
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/17	732	716,215
Series 2011 A-1, RB	6.25%	11/15/39	705	567,453
Series 2011 A-1, RB	6.25%	11/15/46	975	763,489
Series 2011 A-2, RB	5.50%	11/15/46	89	62,375
Series 2011 B, CAB RB (c)	0.00%	11/15/56	911	4,636
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (d)	5.50%	07/01/32	5,015	6,162,984
Massachusetts (State of) Development Finance Agency (Quincy Medical Center); Series 2008 A, RB (f)	5.85%	01/15/18	5,565	17,864
Massachusetts (State of) Development Finance Agency (Sabis International Charter School);
Series 2009 A, RB	6.85%	04/15/23	745	822,055
Series 2009 A, RB	6.90%	04/15/25	895	980,732
Series 2009 A, RB	8.00%	04/15/31	1,000	1,146,820
Series 2009 A, RB	8.00%	04/15/39	4,850	5,517,263
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB	6.75%	01/01/36	1,000	1,111,190
Series 2011 I, RB	6.88%	01/01/41	4,610	5,145,083
Massachusetts (State of) Development Finance Agency (Whitney Academy); Series 2000, RB	7.50%	09/01/30	2,545	2,462,288
Massachusetts (State of) Port Authority (Delta Air Lines Inc.); Series 2001 C, Special Facilities RB (INS-AMBAC) (a)(b)(m)	0.16%	01/01/31	15,000	11,625,000
Massachusetts (State of) Port Authority (Delta Airlines Inc.); Series 2001 A, RB (INS-AMBAC)(a)(b)	5.00%	01/01/27	10,105	9,222,833
Massachusetts (State of); Series 2004 A, Ref. Limited Tax GO Bonds (INS-AMBAC) (a)(d)	5.50%	08/01/30	32,040	39,143,909
				135,324,932

Michigan–1.32%

Dearborn Economic Development Corp. (Henry Ford Village, Inc.);
Series 2008, Ref. Limited Obligation RB	7.00%	11/15/28	5,500	5,502,035
Series 2008, Ref. Limited Obligation RB	7.13%	11/15/43	7,700	7,475,237
Detroit (City of) Water and Sewerage Department;
Series 2012 A, Ref. Sr. Lien Sewage Disposal System RB	5.00%	07/01/32	12,725	11,508,363
Series 2012 A, Ref. Sr. Lien Sewage Disposal System RB	5.25%	07/01/39	16,620	15,250,678
Detroit Community High School;
Series 2005, Public School Academy RB	5.65%	11/01/25	1,260	1,028,349
Series 2005, Public School Academy RB	5.75%	11/01/30	1,000	768,040
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/30	1,590	1,275,482
Iron River (City of) Hospital Finance Authority (Iron County Community Hospitals);
Series 2008, Ref. Hospital RB	6.50%	05/15/33	3,275	3,221,683
Series 2008, Ref. Hospital RB	6.50%	05/15/40	3,380	3,240,203
Kentwood Economic Development Corp. (Holland Home);
Series 2012, Ref. Limited Obligation RB	5.63%	11/15/32	3,500	3,305,190
Series 2012, Ref. Limited Obligation RB	5.63%	11/15/41	4,160	3,790,301
Michigan (State of) Finance Authority (Public School Academy - Cesar Chavez Academy); Series 2012, Ref. Limited Obligation RB	5.75%	02/01/33	4,750	4,451,082
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB (b)	7.50%	01/01/21	2,670	2,465,718
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/47	4,000	3,627,520
Star International Academy; Series 2012, Ref. Public School Academy RB	5.00%	03/01/33	3,100	2,758,287
Wayne Charter County Economic Development Corp. (Rivers of Grosse Point); Series 2013, First Mortgage RB	7.88%	12/01/43	4,000	3,956,840

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–(continued)

Wenonah Park Properties, Inc. (Bay City Hotel);
Series 2002, RB (l)	3.75%	04/01/33	$11,620	$2,206,522
Series 2002, RB (l)	3.94%	04/01/22	3,485	661,767
				76,493,297

Minnesota–3.77%

Albertville (City of) (Group for Affordable Housing); Series 2007, Ref. MFH RB	5.55%	09/01/42	3,320	2,927,111
Anoka (City of) (The Homestead at Anoka, Inc.); Series 2011 A, Health Care Facilities RB	7.00%	11/01/46	4,070	3,860,232
Anoka (County of) Housing & Redevelopment Authority (Fridley Medical Center);
Series 2010 A, RB	6.63%	05/01/30	500	512,680
Series 2010 A, RB	6.88%	05/01/40	1,000	1,024,630
Apple Valley (City of) (Ecumen-Seasons at Apple Valley); Series 2010, Housing & Health Care RB	6.75%	03/01/40	2,500	2,503,425
Baytown (Township of) (St. Croix Preparatory Academy);
Series 2008 A, Lease RB	6.75%	08/01/28	1,000	1,029,440
Series 2008 A, Lease RB	7.00%	08/01/38	700	720,048
Becker (City of) (Shepherd of Grace);
Series 2006, Senior Housing RB	5.88%	05/01/29	1,000	961,730
Series 2006, Senior Housing RB	6.00%	05/01/41	1,000	925,540
Bloomington (City of) Port Authority (Radisson Blu Mall of America, LLC);
Series 2010, Recovery Zone Facility RB	6.25%	12/01/16	1,500	1,512,615
Series 2010, Recovery Zone Facility RB	6.75%	12/01/18	1,755	1,786,186
Series 2010, Recovery Zone Facility RB	8.00%	12/01/25	1,625	1,729,455
Series 2010, Recovery Zone Facility RB	9.00%	12/01/35	8,000	8,733,760
Brooklyn Park (City of) (Prairie Seeds Academy);
Series 2009 A, Lease RB	8.38%	03/01/23	100	107,748
Series 2009 A, Lease RB	9.00%	03/01/29	2,620	2,855,538
Series 2009 A, Lease RB	9.25%	03/01/39	8,000	8,799,360
Carlton (City of) (Inter-Faith Care Center); Series 2006, Ref. Health Care & Housing Facilities RB	5.70%	04/01/36	2,000	1,805,660
Cold Spring (City of) (Assumption Home, Inc.);
Series 2005, Nursing Home & Senior Housing RB	5.50%	03/01/25	10	10,100
Series 2005, Nursing Home & Senior Housing RB	5.75%	03/01/35	10	9,975
Series 2008, Health Care Facilities RB	7.50%	03/01/38	1,000	1,036,610
Columbia Heights (City of) (Crest View Corp.); Series 2007 A, Ref. MFH & Health Care Facilities RB	5.70%	07/01/42	5,000	3,610,700
Dakota (County of) Community Development Agency (Highview Hills Senior Housing); Series 2008 A, MFH RB	7.00%	08/01/45	18,000	17,997,480
Lake Crystal (City of) (Ecumen-Second Century); Series 2006 A, Ref. Housing RB	5.70%	09/01/36	2,000	2,004,120
Maplewood (City of) (Ecumen Headquarters & The Seasons at Maplewood); Series 2010, Housing & Health Care RB	6.38%	03/01/40	1,045	1,075,577
Minneapolis (City of) (Ivy Tower); Series 2005, Tax Increment Allocation RB	5.70%	02/01/29	1,000	851,300
Minneapolis (City of) (Providence);
Series 2007 A, Ref. Housing & Health Care Facilities RB	5.63%	10/01/27	5,475	5,272,096
Series 2007 A, Ref. Housing & Health Care Facilities RB	5.75%	10/01/37	7,345	6,689,459
Minneapolis (City of) (Riverton Community Housing); Series 2006 A, Ref. Student Housing RB	5.60%	08/01/26	1,400	1,370,082
Moorhead (City of) (Sheyenne Crossing); Series 2006, Sr. Housing RB	5.65%	04/01/41	5,000	4,731,200
Northwest Multi-County Housing & Redevelopment Authority (Pooled Housing Program);
Series 2005 A, Ref. Governmental Housing RB	5.35%	07/01/15	70	71,373
Series 2005 A, Ref. Governmental Housing RB	6.20%	07/01/30	2,000	1,943,440
Series 2005 A, Ref. Governmental Housing RB	6.25%	07/01/40	5,000	4,698,500
Series 2006, Ref. Governmental Housing RB	5.25%	07/01/26	850	787,805
Series 2006, Ref. Governmental Housing RB	5.45%	07/01/41	2,340	2,000,092
Oak Park Heights (City of) (Oakgreen Commons);
Series 2010, Housing RB	6.75%	08/01/31	1,500	1,503,000
Series 2010, Housing RB	7.00%	08/01/45	3,000	3,007,500
Orono (City of) (Orono Woods Apartments); Series 2006 A, Ref. Senior Housing RB	5.40%	11/01/41	4,700	3,399,557
Oronoco (City of) (Wedum Shorewood Campus); Series 2006, Ref. MFH RB	5.40%	06/01/41	7,500	6,835,650
Perham (City of) Hospital District (Perham Memorial Hospital & Home); Series 2010, Health Care Facilities RB	6.35%	03/01/35	2,000	2,072,700
Pine City (City of) (Lakes International Language Academy); Series 2006 A, Lease RB	6.25%	05/01/35	2,650	2,585,737
Ramsey (City of) (Pact Charter School); Series 2004 A, Lease RB (g)(h)	6.75%	06/01/14	3,000	3,160,110

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)

Rochester (City of) (Homestead at Rochester, Inc.); Series 2013 A, Health Care & Housing RB	6.88%	12/01/48	$6,000	$5,927,700
Rochester (City of) (Samaritan Bethany, Inc.);
Series 2009 A, Ref. Health Care & Housing RB	7.38%	12/01/41	2,000	2,098,760
Series 2009 B, Ref. Health Care & Housing RB	7.38%	12/01/36	1,555	1,637,306
Sartell (City of) (Country Manor Campus LLC);
Series 2010 A, Health Care Facilities RB	6.25%	09/01/36	925	945,322
Series 2013, Health Care & Housing Facilities RB	5.38%	09/01/43	5,000	4,299,500
Sauk Rapids (City of) (Good Shepherd Lutheran Home); Series 2009, Health Care & Housing Facilities RB (g)(h)	7.50%	01/01/16	7,000	7,968,730
St. Paul (City of) Housing & Redevelopment Authority (Achieve Language Academy); Series 2003 A, Ref. Lease RB	7.00%	12/01/32	1,600	1,608,368
St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens);
Series 2010, Ref. Tax Increment Allocation RB	5.63%	03/01/20	705	728,632
Series 2010, Ref. Tax Increment Allocation RB	6.50%	03/01/29	930	942,248
St. Paul (City of) Housing & Redevelopment Authority (HealthEast); Series 2005, Hospital RB	6.00%	11/15/30	3,360	3,423,504
St. Paul (City of) Housing & Redevelopment Authority (Higher Ground Academy); Series 2009, Lease RB (g)(h)	8.50%	06/01/14	1,900	2,018,199
St. Paul (City of) Housing & Redevelopment Authority (Hmong Academy);
Series 2006 A, Lease RB	5.75%	09/01/26	700	700,105
Series 2006 A, Lease RB	6.00%	09/01/36	3,390	3,295,453
Series 2012 A, Charter School Lease RB	5.50%	09/01/43	5,000	4,489,400
St. Paul (City of) Housing & Redevelopment Authority (Hope Community Academy);
Series 2004 A, Lease RB	6.75%	12/01/33	2,415	2,385,006
Series 2005 A, Lease RB	6.25%	12/01/33	2,185	2,043,346
St. Paul (City of) Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. MFH RB	5.38%	05/01/43	5,000	4,578,400
St. Paul (City of) Housing & Redevelopment Authority (Model Cities Health Center); Series 2001 A, Health Care RB	7.25%	11/01/26	4,035	3,438,708
St. Paul (City of) Housing & Redevelopment Authority (New Spirit Charter School); Series 2002 A, Lease RB	7.50%	12/01/31	4,390	4,424,418
St. Paul (City of) Housing & Redevelopment Authority (Nova Classical Academy);
Series 2011 A, Charter School Lease RB	6.38%	09/01/31	1,000	1,028,170
Series 2011 A, Charter School Lease RB	6.63%	09/01/42	1,500	1,550,010
St. Paul (City of) Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2007 A, RB	5.05%	10/01/27	1,750	1,606,762
Series 2007 A, RB	5.15%	10/01/42	1,340	1,114,465
Series 2007 A, RB	5.25%	10/01/42	2,000	1,690,800
St. Paul (City of) Port Authority (Gerdau St. Paul Steel Mill); Series 2012, Solid Waste Disposal RB (b)	4.50%	10/01/37	8,500	6,712,365
St. Paul (Port of) (HealthEast Midway Campus-03);
Series 2005 A, Lease RB	5.75%	05/01/25	1,700	1,741,820
Series 2005 A, Lease RB	5.88%	05/01/30	1,250	1,273,625
Series 2005 B, Lease RB	6.00%	05/01/30	1,700	1,735,275
Vadnais Heights (City of) (Agriculture & Food Sciences Academy);
Series 2004 A, Lease RB	6.38%	12/01/24	1,900	1,437,198
Series 2004 A, Lease RB	6.60%	12/01/34	5,275	3,599,871
Washington (County of) Housing & Redevelopment Authority (Birchwood & Woodbury); Series 2007 A, Health Care & Housing RB	5.00%	12/01/14	355	358,884
Wayzata (City of) (Folkestone Senior Living Community);
Series 2012 A, Senior Housing RB	5.50%	11/01/32	2,000	1,947,180
Series 2012 A, Senior Housing RB	5.75%	11/01/39	4,000	3,925,800
Series 2012 A, Senior Housing RB	6.00%	05/01/47	8,500	8,533,150
West St. Paul (City of) (Walker Thompson Hill, LLC); Series 2011A, Health Care Facilities RB	7.00%	09/01/46	1,530	1,536,824
Winsted (City of) (St. Mary’s Care Center);
Series 2010 A, Health Care RB	6.25%	09/01/30	500	500,765
Series 2010 A, Health Care RB	6.88%	09/01/42	2,000	2,025,360
Worthington (City of) (Ecumen Corp. Guaranty-Meadows); Series 2009 A, Housing & Health Care RB (g)	6.38%	05/01/19	650	660,946
				218,451,696

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Mississippi–0.17%

Mississippi Business Finance Corp.; Series 2004, Air Cargo RB (b)	7.25%	07/01/34	$1,560	$747,224
Mississippi Home Corp. (Grove Apartments); Series 2007-1, RB (b)	3.13%	04/01/37	5,650	4,241,512
Mississippi Home Corp. (Kirkwood Apartments); Series 2007, RB (b)(l)	3.40%	11/01/37	7,000	4,697,490
				9,686,226

Missouri–2.64%

370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood);
Series 2002, RB	7.00%	05/01/22	1,750	1,751,872
Series 2002, RB	7.20%	05/01/33	5,250	5,250,840
Arnold (City of) (Arnold Triangle Redevelopment Project);
Series 2009 A, Real Property Tax Increment Allocation RB	7.75%	05/01/28	765	815,421
Series 2009 B, Sales Tax Increment Allocation RB	6.50%	05/01/20	3,170	3,359,978
Arnold Retail Corridor Transportation Development District; Series 2010, Transportation Sales Tax RB	6.65%	05/01/38	2,000	2,018,320
Ballwin (City of) (Ballwin Town Center); Series 2002 A, Ref. & Improvement Tax Increment Allocation RB	6.50%	10/01/22	3,600	3,068,964
Branson (City of) Industrial Development Authority (Branson Landing-Retail); Series 2005, Tax Increment Allocation RB	5.25%	06/01/21	965	929,662
Branson (City of) Regional Airport Transportation Development District; Series 2007 B, Airport RB (b)(f)	6.00%	07/01/37	28,600	4,181,034
Branson Hills Infrastructure Facilities Community Improvement District;
Series 2007 A, Special Assessment RB	5.00%	04/01/15	500	333,050
Series 2007 A, Special Assessment RB	5.50%	04/01/22	2,440	1,375,233
Series 2007 A, Special Assessment RB	5.50%	04/01/27	5,055	2,702,150
Bridgeton (City of) Industrial Development Authority (Sarah Community); Series 2011 A, Ref. & Improvement Senior Housing RB	6.38%	05/01/35	3,400	3,442,432
Cass (County of);
Series 2007, Hospital RB	5.00%	05/01/16	1,000	1,061,420
Series 2007, Hospital RB	5.63%	05/01/38	2,890	2,764,314
Chillicothe (City of) (South U.S. 65); Series 2006, Tax Increment Allocation RB	5.50%	04/01/21	1,000	917,090
Cole (County of) Industrial Development Authority (Lutheran Senior Services-Heisinger); Series 2004, Senior Living Facilities RB	5.50%	02/01/35	130	129,587
Dardenne Town Square Transportation Development District; Series 2006 A, Transportation Sales Tax RB (l)	3.75%	05/01/36	3,190	1,185,819
Ellisville (City of) Industrial Development Authority (Gambrill Gardens); Series 1999, Ref. & Improvement RB	6.20%	06/01/29	2,755	2,608,930
Ellisville (City of) Industrial Development Authority (Gambrill Gardens Phase I); Series 2003 A, IDR	6.75%	04/01/33	2,390	2,344,255
Ferguson (City of) (Crossing at Halls Ferry); Series 2005, Ref. Tax Increment Allocation RB	5.00%	04/01/17	1,015	1,018,319
Good Shepherd Nursing Home District; Series 1998, Ref. Nursing Home Facilities RB	5.90%	08/15/23	2,695	2,576,797
Grandview (City of) Industrial Development Authority (Grandview Crossing); Series 2006, Tax Increment Allocation RB (l)	3.75%	12/01/28	1,250	307,188
Grundy (County of) Industrial Development Authority (Wright Memorial Hospital);
Series 2009, Health Facilities RB	6.45%	09/01/29	1,000	1,045,970
Series 2009, Health Facilities RB	6.75%	09/01/34	1,250	1,304,475
Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/26	1,260	1,273,129
Kansas City (City of) (Shoal Creek Parkway); Series 2011, Tax Increment Allocation RB	6.50%	06/01/25	3,000	3,017,190
Kansas City (City of) Industrial Development Authority (Brentwood Manor Apartments);
Series 2002 A, MFH RB (b)	6.95%	04/15/15	103	104,067
Series 2002 B, MFH RB (b)	5.25%	10/15/38	2,270	1,681,639
Kansas City (City of) Industrial Development Authority (Northwoods Apartments); Series 2004 A, MFH RB (b)	6.45%	05/01/40	2,213	2,035,916
Kansas City (City of) Industrial Development Authority (Plaza Library); Series 2004, RB	5.90%	03/01/24	5,000	5,009,950
Kansas City (City of) Industrial Development Authority (Walnut Grove Apartments);
Series 2000 B, MFH RB (b)	7.55%	06/15/22	920	920,396
Series 2000 B, MFH RB (b)	7.55%	06/15/35	3,430	3,430,000

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

Kirkwood (City of) Industrial Development Authority (Aberdeen Heights);
Series 2010 A, Retirement Community RB	8.00%	05/15/29	$7,000	$7,774,060
Series 2010 A, Retirement Community RB	8.25%	05/15/39	3,500	3,872,190
Series 2010 A, Retirement Community RB	8.25%	05/15/45	8,500	9,389,695
Series 2010 A, Retirement Community RB MBTC (d)	8.25%	05/15/45	13,500	14,913,045
Manchester (City of) (Highway 141/Manchester Road);
Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/25	865	879,809
Series 2010, Ref. Transportation Tax Increment Allocation RB	6.88%	11/01/39	1,500	1,534,065
Maplewood (City of) (Maplewood South Redevelopment Area); Series 2005, Ref. Tax Increment RB	5.75%	11/01/26	1,350	1,294,137
Missouri (State of) Health & Educational Facilities Authority (Washington University);
Series 2011 A, RB (d)	5.00%	11/15/41	6,210	6,607,937
Series 2011 B, RB (d)	5.00%	11/15/37	10,500	11,246,655
Platte (County of) Industrial Development Authority (Zona Rosa Phase II Retail); Series 2007, Transportation RB	6.85%	04/01/29	3,200	3,266,752
Polk (County of) Industrial Development Authority (Citizens Memorial Health Care Foundation); Series 2008, Health Facilities RB	6.50%	01/01/33	2,000	1,967,680
St. Joseph (City of) Industrial Development Authority (Living Community of St. Joseph); Series 2002, Health Care RB	7.00%	08/15/32	6,750	6,707,272
St. Joseph (City of) Industrial Development Authority (The Shoppes at North Village);
Series 2005 A, Tax Increment Allocation RB	5.50%	11/01/27	750	728,670
Series 2005 B, Tax Increment Allocation RB	5.50%	11/01/27	1,000	962,330
St. Louis (County of) Industrial Development Authority (Friendship Village Chesterfield); Series 2012, Senior Living Facilities RB	5.00%	09/01/42	3,750	3,254,925
St. Louis (County of) Industrial Development Authority (Grand Center Redevelopment); Series 2011, Tax Increment Allocation Improvement RB	6.38%	12/01/25	3,490	3,529,262
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	3,770	3,666,250
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	8,030	7,512,707
				153,072,848

Nebraska–0.63%

Central Plains Energy Project (No. 3);
Series 2012, Gas RB	5.00%	09/01/42	15,815	15,175,441
Series 2012, Gas RB	5.25%	09/01/37	9,910	9,963,514
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center);
Series 2010 B, Health Care Facilities RB	6.50%	06/01/30	5,000	5,242,500
Series 2010 B, Health Care Facilities RB	6.75%	06/01/35	6,000	6,226,380
				36,607,835

Nevada–0.46%

Clark (County of) (Homestead Boulder City); Series 1997, Assisted Living Facility RB	6.50%	12/01/27	4,435	4,323,815
Henderson (City of) (Local Improvement District No. T-18); Series 2006, Special Assessment RB	5.30%	09/01/35	3,090	2,289,226
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	8.00%	06/15/30	10,800	11,673,720
Mesquite (City of) (Special Improvement District No. 07-01 - Anthem at Mesquite); Series 2007, Special Assessment Local Improvement RB	6.15%	08/01/37	2,470	2,179,528
Reno (City of) Special Assessment District No. 4 (Somersett Parkway); Series 2003, Special Assessment RB	6.63%	12/01/22	3,500	3,521,105
Sparks (City of) (Local Improvement District No. 3 - Legends at Sparks Marina);
Series 2008, Special Assessment Limited Obligation Improvement RB	6.50%	09/01/20	710	751,741
Series 2008, Special Assessment Limited Obligation Improvement RB	6.75%	09/01/27	2,000	2,011,800
				26,750,935

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Hampshire–0.22%

New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	$9,235	$9,458,395
New Hampshire (State of) Business Finance Authority (Plymouth Cogeneration L.P.); Series 1993, Electric Facilities RB (Acquired 09/20/99; Cost $508,876)(b)(e)	7.75%	06/01/14	520	518,820
New Hampshire (State of) Health & Education Facilities Authority (Rivermead);
Series 2011 A, RB	6.63%	07/01/31	620	634,960
Series 2011 A, RB	6.88%	07/01/41	2,125	2,182,205
				12,794,380

New Jersey–3.09%

Burlington (County of) Bridge Commission (The Evergreens); Series 2007, Economic Development RB	5.63%	01/01/38	1,500	1,295,640
New Jersey (State of) Economic Development Authority (Arbor); Series 1998 A, Sr. Mortgage RB	6.00%	05/15/28	6,695	5,264,948
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facility RB (b)	5.25%	09/15/29	20,300	18,895,240
Series 2000, Special Facility RB (b)	7.00%	11/15/30	8,145	8,144,104
Series 2003, Special Facility RB (b)	5.50%	06/01/33	14,500	13,531,110
Series 2012, RB (b)	5.75%	09/15/27	33,500	32,595,835
New Jersey (State of) Economic Development Authority (Cranes Mill);
Series 2008, First Mortgage RB	5.88%	07/01/28	500	507,990
Series 2008, First Mortgage RB	6.00%	07/01/38	1,500	1,504,965
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill); Series 1998 B, RB (b)	6.50%	04/01/31	2,500	2,703,800
New Jersey (State of) Economic Development Authority (Kullman Association, LLC);
Series 1998 A, RB (b)(k)	6.13%	06/01/18	2,005	1,447,550
Series 1999 A, RB (b)(k)	6.75%	07/01/19	670	475,432
New Jersey (State of) Economic Development Authority (Lions Gate);
Series 2005 A, First Mortgage RB	5.75%	01/01/25	1,630	1,604,360
Series 2005 A, First Mortgage RB	5.88%	01/01/37	2,590	2,373,139
New Jersey (State of) Economic Development Authority (Seashore Gardens Living Center);
Series 2006, First Mortgage RB	5.30%	11/01/26	2,850	2,505,293
Series 2006, First Mortgage RB	5.38%	11/01/36	1,725	1,366,373
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB (b)	5.38%	01/01/43	3,500	3,451,665
Series 2013, Private Activity RB (b)	5.63%	01/01/52	10,750	10,674,212
New Jersey (State of) Economic Development Authority (United Methodist Homes);
Series 1999, RB	5.75%	07/01/29	7,000	6,714,610
Series 2003 A-1, RB (g)(h)	6.13%	07/01/14	3,450	3,638,404
New Jersey (State of) Economic Development Authority (Winchester Gardens at Ward Homestead); Series 2004 A, Ref. First Mortgage RB	5.80%	11/01/31	2,000	2,002,360
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	6.63%	07/01/38	10,000	10,103,300
Tobacco Settlement Financing Corp.;
Series 2007 1-A, RB	4.75%	06/01/34	24,910	17,999,717
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	16,000	12,769,120
Series 2007 1A, Asset-Backed RB	5.00%	06/01/41	24,400	17,558,728
				179,127,895

New Mexico–0.90%

Bernalillo (County of) (Solar Villas Apartments); Series 1997 F, Sr. MFH RB	7.25%	10/15/22	1,050	1,050,997
Cabezon Public Improvement District;
Series 2005, Special Levy Tax RB	6.00%	09/01/24	1,505	1,541,331
Series 2005, Special Levy Tax RB	6.30%	09/01/34	1,495	1,501,249
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	10,000	10,271,200
New Mexico (State of) Eastern Regional Housing Authority (Wildewood Apartments); Series 2000 A, MFH RB	7.50%	12/01/30	1,990	1,991,532
New Mexico (State of) Hospital Equipment Loan Council (Gerald Champion); Series 2012, Ref. & Improvement RB	5.50%	07/01/42	14,500	11,528,515

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Mexico–(continued)

New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group);
Series 2013, First Mortgage RB	5.00%	07/01/32	$2,500	$2,241,400
Series 2013, First Mortgage RB	5.00%	07/01/42	4,000	3,353,720
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/40	8,000	8,140,240
New Mexico (State of) Income Housing Authority (Brentwood Gardens Apartments); Series 2001 A, MFH RB (b)	6.85%	12/01/31	4,165	4,100,318
RHA Housing Development Corp. (Woodleaf Apartments); Series 1997 A, Ref. MFH Mortgage RB (CEP-GNMA)	7.13%	12/15/27	2,265	2,265,725
San Juan (County of) (Apple Ridge Apartments); Series 2002 A, MFH RB (b)	7.25%	12/01/31	2,910	2,909,854
Ventana West Public Improvement District; Series 2004, Special Levy Tax RB	6.88%	08/01/33	1,500	1,500,630
				52,396,711

New York–3.22%

Amherst (Town of) Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. Civic Facility RB	7.00%	06/15/36	2,135	2,008,608
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB (c)	0.00%	07/15/34	14,345	4,437,195
Series 2009, PILOT CAB RB (c)	0.00%	07/15/44	25,805	4,072,545
Series 2009, PILOT CAB RB (c)	0.00%	07/15/47	28,815	3,733,848
Dutchess (County of) Industrial Development Agency (St. Francis Hospital); Series 2004 A, Ref. Civic Facility RB	7.50%	03/01/29	5,615	5,677,944
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/33	1,700	1,502,290
Erie (County of) Industrial Development Agency (Orchard Park CCRC, Inc.);
Series 2006 A, RB	6.00%	11/15/26	10,900	10,245,564
Series 2006 A, RB	6.00%	11/15/36	3,530	3,050,414
Monroe (County of) Industrial Development Agency (Cloverwood Senior Living);
Series 2003 A, Civic Facility RB	6.75%	05/01/23	2,000	2,006,120
Series 2003 A, Civic Facility RB	6.88%	05/01/33	4,195	4,208,088
Mount Vernon (City of) Industrial Development Agency (Wartburg Senior Housing, Inc./Meadowview); Series 1999, Civic Facility RB	6.20%	06/01/29	1,000	984,850
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2007 A, Continuing Care Retirement Community RB	6.50%	01/01/27	3,750	2,077,875
Series 2007 A, Continuing Care Retirement Community RB	6.70%	01/01/43	29,700	16,456,770
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	8,500	9,111,235
New York & New Jersey (States of) Port Authority;
One Hundred Sixty-Ninth Series 2011, Consolidated RB (b)(d)	5.00%	10/15/27	15,400	16,333,394
One Hundred Sixty-Ninth Series 2011, Consolidated RB (b)(d)	5.00%	10/15/28	10,760	11,333,293
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS-ACA) (a)	5.25%	11/01/37	5,850	5,912,302
New York (City of) Industrial Development Agency (Visy Paper Inc.); Series 1995, RB (b)	7.95%	01/01/28	7,500	7,509,300
New York (City of) Transitional Finance Authority; Subseries 2012 F-1, Future Tax Sec. RB (d)	5.00%	05/01/39	14,000	14,695,940
New York (State of) Dormitory Authority (General Purpose); Series 2011 C, State Personal Income Tax RB (d)	5.00%	03/15/31	15,000	16,028,100
New York (State of) Energy Research & Development Authority; Series 1993, Regular Residual Interest RB (n)	12.34%	04/01/20	2,500	2,504,300
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $2,121,407) (e)(f)	6.13%	02/15/19	2,500	25
New York State Environmental Facilities Corp; Series 2009 A, State Clean Water & Drinking Water RB (d)	5.00%	06/15/34	20,000	21,278,800
Orange (County of) Industrial Development Agency (Arden Hill Life Care Center); Series 2001 A, Civic Facility RB	7.00%	08/01/31	4,000	3,983,400
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB (e)	5.50%	01/01/37	2,500	2,170,900
Suffolk (County of) Industrial Development Agency (Gurwin Jewish-Phase II); Series 2004, Civic Facility RB (h)	6.70%	05/01/39	1,875	1,964,063
Suffolk (County of) Industrial Development Agency (Medford Hamlet Assisted Living); Series 2005, Assisted Living Facility RB (b)	6.38%	01/01/39	7,520	6,501,266

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Syracuse (City of) Industrial Development Agency (Jewish Home of Central New York, Inc.);
Series 2001 A, First Mortgage RB	7.38%	03/01/21	$1,455	$1,353,310
Series 2001 A, First Mortgage RB	7.38%	03/01/31	3,825	3,299,675
Utica (City of) Industrial Development Agency (Utica College); Series 2001, Civic Facility RB	6.75%	12/01/21	1,960	1,965,645
				186,407,059

North Carolina–0.49%

Johnston (County of) Memorial Hospital Authority (Johnston Memorial Hospital);
Series 2008, RB (INS-AGM) (a)(d)	5.25%	10/01/28	5,016	5,303,116
Series 2008, RB (INS-AGM) (a)(d)	5.25%	10/01/36	7,835	7,978,772
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. First Mortgage Retirement Facilities RB	6.25%	07/01/35	3,750	3,648,113
North Carolina (State of) Medical Care Commission (Galloway Ridge);
Series 2010 A, First Mortgage Retirement Facilities RB	5.88%	01/01/31	865	852,129
Series 2010 A, First Mortgage Retirement Facilities RB	6.00%	01/01/39	1,520	1,477,698
North Carolina (State of) Medical Care Commission (Lutheran Services);
Series 2012, Ref. First Mortgage Health Care Facilities RB	5.00%	03/01/37	1,000	874,260
Series 2012, Ref. First Mortgage Health Care Facilities RB	5.00%	03/01/42	1,000	858,570
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	3,000	2,811,540
North Carolina (State of) Medical Care Commission (The Presbyterian Homes Obligated Group);
Series 2006, First Mortgage Health Care Facilities RB	5.60%	10/01/36	1,000	921,410
Series 2006 B, Ref. First Mortgage Health Care Facilities RB	5.20%	10/01/21	1,500	1,491,315
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, First Mortgage Retirement Facilities RB	7.75%	03/01/31	2,000	2,127,660
				28,344,583

North Dakota–0.17%

Grand Forks (City of) (4000 Valley Square);
Series 2006, Ref. Senior Housing RB	5.13%	12/01/21	1,315	1,318,590
Series 2006, Ref. Senior Housing RB	5.30%	12/01/34	3,255	2,948,216
Traill (County of) (Hillsboro Medical Center);
Series 2007, Health Care RB	5.25%	05/01/20	500	507,055
Series 2007, Health Care RB	5.50%	05/01/26	1,520	1,502,429
Series 2007, Health Care RB	5.50%	05/01/42	3,820	3,431,812
				9,708,102

Ohio–4.16%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.50%	09/01/36	15,955	12,268,119
Athens (County of) (O’Bleness Memorial Hospital);
Series 2003 A, Ref. & Improvement Hospital Facilities RB	6.90%	11/15/23	4,000	4,025,400
Series 2003 A, Ref. & Improvement Hospital Facilities RB	7.13%	11/15/33	12,650	12,700,853
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/47	13,930	10,677,763
Series 2007 A-3, Sr. Asset-Backed Turbo RB	6.25%	06/01/37	6,500	5,182,320
Series 2007 B, First Sub. Asset-Backed CAB RB (c)	0.00%	06/01/47	431,000	24,140,310
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion);
Series 2007 A, Health Care RB	5.75%	11/01/22	2,000	2,032,460
Series 2007 A, Health Care RB	6.00%	11/01/27	2,000	2,012,360
Series 2007 A, Health Care RB	6.00%	11/01/38	2,550	2,451,213
Cleveland (City of) & Cuyahoga (County of) Port Authority (St. Clarence-Governmental & Educational Assistance Corp., LLC); Series 2006 A, Senior Housing RB	6.25%	05/01/38	2,210	1,897,020
Cleveland (City of) (Continental Airlines, Inc.); Series 1998, Airport Special RB (b)	5.38%	09/15/27	6,190	5,709,718
Cuyahoga (County of) (Eliza Jennings Senior Care Network);
Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	2,355	2,297,891
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/37	6,000	5,689,440
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/42	3,645	3,409,897
Cuyahoga (County of) (Franciscan Community Inc.); Series 2004 C, Health Care Facilities RB	6.25%	05/15/32	3,500	3,500,735
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.63%	07/01/47	7,750	6,295,015

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/42	$23,500	$24,964,520
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/42	7,200	7,280,352
Hamilton (County of) (Life Enriching Communities); Series 2012, Health Care RB	5.00%	01/01/32	2,250	2,175,795
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	5,850	6,301,035
Lorain (County of) Port Authority (U.S. Steel Corp.); Series 2010, Recovery Zone Facility RB	6.75%	12/01/40	18,500	18,386,225
Montgomery (County of) (St. Leonard);
Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/30	2,000	2,074,560
Series 2010, Ref. & Improvement Health Care & MFH RB	6.63%	04/01/40	6,500	6,760,325
Muskingum (County of) (Genesis Healthcare System);
Series 2013, Hospital Facilities RB	5.00%	02/15/44	14,795	11,599,576
Series 2013, Hospital Facilities RB	5.00%	02/15/48	10,535	8,101,099
Norwood (City of) (Cornerstone at Norwood);
Series 2006, Tax Increment Allocation Financing RB	5.25%	12/01/15	480	495,283
Series 2006, Tax Increment Allocation Financing RB	5.75%	12/01/20	1,300	1,321,424
Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/31	7,340	7,078,182
Ohio (State of) (USG Corp.);
Series 1997, Solid Waste Disposal RB (b)	5.60%	08/01/32	14,765	13,994,710
Series 1998, Solid Waste Disposal RB (b)	5.65%	03/01/33	13,000	12,383,540
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB (g)(h)	6.75%	01/15/15	6,000	6,442,440
Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	7,630	7,358,296
				241,007,876

Oklahoma–1.61%

Atoka (County of) Health Care Authority (Atoka Memorial Hospital); Series 2007, Hospital RB	6.63%	10/01/37	3,405	2,954,655
Citizen Potawatomi Nation; Series 2004 A, Sr. Obligation Tax RB	6.50%	09/01/16	1,595	1,542,764
Cleveland (County of) Justice Authority (Detention Facility); Series 2009 B, Sales Tax RB	5.75%	03/01/29	555	570,695
Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center);
Series 2007, Hospital RB	5.00%	12/01/27	3,500	3,289,930
Series 2007, Hospital RB	5.13%	12/01/36	9,430	8,191,087
Oklahoma (State of) Development Finance Authority (Inverness Village Community);
Series 2012, Ref. Continuing Care Retirement Community RB	5.75%	01/01/27	2,430	2,382,834
Series 2012, Ref. Continuing Care Retirement Community RB	6.00%	01/01/32	9,935	9,604,860
Series 2013, Ref. Continuing Care Retirement Community RB	5.75%	01/01/37	8,500	7,799,515
Tulsa (City of) Municipal Airport Trust;
Series 2001 B, Ref. RB (b)	5.50%	12/01/35	15,000	13,849,650
Series 2001 C, Ref. RB (b)	5.50%	12/01/35	38,250	35,316,607
Tulsa (County of) Industrial Authority (Montereau, Inc.);
Series 2010 A, Senior Living Community RB	7.25%	11/01/40	5,350	5,621,887
Series 2010 A, Senior Living Community RB	7.25%	11/01/45	2,100	2,201,073
				93,325,557

Oregon–0.41%

Douglas (County of) Hospital Facility Authority (Forest Glen); Series 1997 A, Elderly Housing RB (f)	7.50%	09/01/27	1,600	879,040
Gilliam (County of) (Waste Management); Series 2002, Solid Waste Disposal RB (b)	5.25%	07/01/29	9,220	9,418,968
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (St. Anthony Village Housing); Series 1998 A, RB (b)	7.25%	06/01/28	7,130	7,128,717
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.63%	05/15/32	250	240,287
Series 2012, Ref. RB	6.00%	05/15/42	1,990	1,950,061
Series 2012, Ref. RB	6.00%	05/15/47	3,250	3,193,092
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (e)	6.38%	11/01/33	1,000	1,081,910
				23,892,075

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–2.58%

Allegheny (County of) Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, Charter School RB	6.38%	08/15/35	$1,220	$1,245,169
Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/35	1,225	1,278,557
Allegheny (County of) Industrial Development Authority (Propel Schools-Homestead); Series 2004 A, Charter School RB	7.00%	12/15/15	230	235,118
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB (b)	6.13%	11/01/34	4,535	4,043,043
Butler (County of) Hospital Authority (Butler Health System);
Series 2009 B, RB	7.13%	07/01/29	2,145	2,467,801
Series 2009 B, RB	7.25%	07/01/39	1,590	1,787,573
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center);
Series 2006, Ref. First Mortgage RB	5.25%	12/01/13	500	500,050
Series 2006, Ref. First Mortgage RB	5.25%	12/01/15	260	266,328
Series 2006, Ref. First Mortgage RB	5.38%	12/01/16	500	517,105
Series 2006, Ref. First Mortgage RB	5.75%	12/01/22	935	948,099
Chester (County of) Industrial Development Authority (Avon Grove Charter School);
Series 2007 A, RB	6.25%	12/15/27	1,000	1,023,200
Series 2007 A, RB	6.38%	12/15/37	1,500	1,519,605
Chester (County of) Industrial Development Authority (Collegium Charter School);
Series 2012 A, Ref. RB	5.25%	10/15/32	2,320	2,071,876
Series 2012 A, Ref. RB	5.38%	10/15/42	4,230	3,657,089
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group);
Series 2010, RB	6.13%	01/01/45	8,000	7,936,240
Series 2012, Ref. RB	5.25%	01/01/32	1,265	1,155,211
Series 2012, Ref. RB	5.25%	01/01/41	3,000	2,601,690
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2007, RB	5.00%	01/01/36	9,080	8,796,341
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/35	1,000	1,014,520
Dauphin (County of) General Authority (Riverfront Office); Series 1998, Office & Parking RB	6.00%	01/01/25	4,460	4,459,465
Fulton (County of) Industrial Development Authority (The Fulton County Medical Center);
Series 2006, Hospital RB	5.88%	07/01/31	4,000	3,872,080
Series 2006, Hospital RB	5.90%	07/01/40	4,300	4,035,034
Harrisburg (City of) Authority (Harrisburg University of Science); Series 2007 B, University RB (k)	6.00%	09/01/36	8,500	4,183,275
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/42	4,430	3,623,873
Lehigh (County of) General Purpose Authority (KidsPeace Obligated Group);
Series 1998, RB (f)	6.00%	11/01/18	2,750	968,825
Series 1998, RB (f)	6.00%	11/01/23	9,085	3,200,646
Series 1999, RB (f)	6.20%	11/01/14	2,280	803,244
Montgomery (County of) Higher Education & Health Authority (AHF/Montgomery Inc.); Series 2006, Ref. & Improvement RB	6.88%	04/01/36	7,885	8,129,120
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	7.00%	12/01/35	6,000	6,501,780
Montgomery (County of) Industrial Development Authority (Whitemarsh Continuing Care);
Series 2005, Mortgage RB	6.13%	02/01/28	1,875	1,858,181
Series 2005, Mortgage RB	6.25%	02/01/35	8,755	8,523,780
Northeastern Pennsylvania Hospital & Education Authority (Oakwood Terrace);
Series 1999, Health Care RB	7.13%	10/01/29	3,065	3,065,337
Series 2005, Health Care RB (Acquired 12/27/05; Cost $1,465,000) (e)	6.50%	10/01/32	1,465	1,393,215
Pennsylvania (State of) Economic Development Financing Authority (USG Corp.); Series 1999, Solid Waste Disposal RB (b)	6.00%	06/01/31	15,000	14,887,650
Pennsylvania (State of) Higher Educational Facilities Authority (Student Association, Inc. at California University of Pennsylvania);
Series 2000 A, Student Housing RB	6.75%	09/01/20	385	385,743
Series 2000 A, Student Housing RB	6.75%	09/01/32	2,285	2,291,147
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Centralized Comprehensive Human Services, Inc.); Series 2002 A, RB	7.25%	01/01/21	4,000	4,071,880
Philadelphia (City of) Industrial Development Authority (Cathedral Village); Series 2003 A, RB	6.88%	04/01/34	35	35,370
Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/40	1,000	1,025,330

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/37	$4,070	$3,731,702
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/35	500	520,265
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/41	1,500	1,521,045
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School);
Series 2013, RB (e)	6.50%	06/15/33	2,000	1,997,720
Series 2013, RB (e)	6.75%	06/15/43	8,000	7,964,080
Philadelphia (City of) Industrial Development Authority; Series 1990, Commercial Development RB (b)	7.75%	12/01/17	8,550	8,554,702
Susquehanna Area Regional Airport Authority; Series 2008 A, Airport System RB (b)	6.50%	01/01/38	4,300	4,620,221
				149,289,325

Puerto Rico–1.82%

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, Sr. Lien RB	5.00%	07/01/14	12,050	11,840,330
Series 2008 A, Sr. Lien RB	6.00%	07/01/44	16,800	12,343,128
Series 2012 A, Sr. Lien RB	5.00%	07/01/33	21,170	14,808,627
Series 2012 A, Sr. Lien RB	5.13%	07/01/37	5,400	3,729,564
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 AAA, RB	5.25%	07/01/30	5,440	3,998,509
Series 2012 A, RB	5.00%	07/01/29	4,500	3,198,645
Series 2013 A, RB	6.75%	07/01/36	21,000	17,279,640
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2004 I, Government Facilities RB (g)(h)	5.25%	07/01/14	75	77,212
Puerto Rico Sales Tax Financing Corp.;
First Sr. Series 2009 C, RB	5.75%	08/01/57	19,000	16,646,280
Series 2007, RB	5.25%	08/01/57	3,980	3,227,501
Series 2007 A, CAB RB (c)	0.00%	08/01/56	161,150	8,624,748
Series 2011 C, CAB RB (c)	0.00%	08/01/38	24,245	4,514,904
Series 2011 C, RB	5.25%	08/01/40	6,000	5,035,200
				105,324,288

Rhode Island–0.32%

Rhode Island Economic Development Corp. (Providence Place); Series 2000, Sub. Obligation RB	7.25%	07/01/20	2,940	2,871,733
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2009 A, Hospital Financing RB	7.00%	05/15/39	2,500	2,692,425
Series 2009 A, Hospital Financing RB (INS-AGC) (a)	6.25%	05/15/30	2,000	2,186,460
Tobacco Settlement Financing Corp.; Series 2002 A, Asset-Backed RB	6.25%	06/01/42	10,965	10,652,827
				18,403,445

South Carolina–0.41%

Laurens County School District No. 055; Series 2005, Installment Purchase RB	5.25%	12/01/30	3,080	3,163,345
Myrtle Beach (City of) (Myrtle Beach Air Force Base);
Series 2006 A, Tax Increment Allocation RB	5.25%	10/01/26	835	737,004
Series 2006 A, Tax Increment Allocation RB	5.30%	10/01/35	1,250	1,013,863
South Carolina (State of) Jobs-Economic Development Authority (Episcopal Home at Still Hopes); Series 2004 B, Residential Care Facilities First Mortgage RB	5.90%	05/15/34	1,000	967,930
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.00%	05/01/14	1,035	1,041,966
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.38%	05/01/21	1,500	1,519,785
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.50%	05/01/28	1,100	1,070,080
Series 2013, Health Facilities RB	5.00%	05/01/43	1,000	814,350
Series 2013, Health Facilities RB	5.13%	05/01/48	2,000	1,628,640
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes);
Series 2004 A, First Mortgage Residential Care Facilities RB	6.25%	05/15/25	750	750,203
Series 2004 A, First Mortgage Residential Care Facilities RB	6.38%	05/15/32	1,250	1,251,288

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–(continued)

South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/32	$1,426	$897,019
Series 2012, Ref. RB	6.00%	11/15/42	4,777	2,914,686
Series 2012, Ref. RB	6.00%	11/15/47	5,561	3,373,920
Series 2012, Ref. Sub. CAB RB (c)	0.00%	11/15/47	2,383	2,383
Series 2012, Ref. Sub. CAB RB (c)	0.00%	11/15/47	1,742	1,742
Series 2012, Ref. Sub. CAB RB (c)	0.00%	11/15/47	611	611
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	2,500	2,321,750
				23,470,565

Tennessee–0.67%

Shelby (County of) Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, Health Care Facility RB	6.38%	11/15/25	3,000	3,001,470
Shelby (County of) Health, Educational & Housing Facilities Board (The Village at Germantown);
Series 2003 A, Residential Care Facility Mortgage RB	6.38%	12/01/13	400	400,044
Series 2012, Ref. Residential Care Facility Mortgage RB	5.00%	12/01/32	2,100	1,818,789
Series 2012, Ref. Residential Care Facility Mortgage RB	5.25%	12/01/42	1,500	1,259,205
Series 2012, Ref. Residential Care Facility Mortgage RB	5.38%	12/01/47	2,000	1,666,720
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2006 A, RB	5.63%	09/01/26	1,000	999,230
Series 2006 A, RB	5.75%	09/01/37	1,900	1,720,032
Series 2013 A, Ref. RB	5.50%	09/01/47	15,000	12,682,050
Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB	9.25%	04/01/39	13,585	15,219,683
				38,767,223

Texas–13.53%

Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB (b)(k)	6.50%	11/01/29	9,265	5,558,351
Arlington Higher Education Finance Corp. (Arlington Classics Academy); Series 2010 B, Ref. RB	7.65%	08/15/40	2,500	2,636,650
Austin Convention Enterprises, Inc.; Series 2006 B, Ref. Second Tier Convention Center RB (e)	5.75%	01/01/34	5,060	4,942,001
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB	6.20%	07/01/45	2,000	2,087,040
Bexar County Housing Finance Corp. (Woodland Ridge Apartments); Series 2002 A, MFH RB (b)	7.00%	01/01/39	4,010	3,810,422
Brazoria County Health Facilities Development Corp. (Brazosport Regional Health System);
Series 2012, Ref. RB	5.25%	07/01/32	4,600	4,077,394
Series 2012, Ref. RB	5.50%	07/01/42	10,000	8,742,900
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	7,465	7,886,772
Central Texas Regional Mobility Authority;
Series 2011, Sr. Lien RB	6.00%	01/01/41	7,000	7,141,050
Series 2011, Sub. Lien RB	6.75%	01/01/41	14,500	15,077,100
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2011, Education RB	5.75%	08/15/41	1,130	1,147,233
Clifton Higher Education Finance Corp. (Uplift Education);
Series 2010 A, Education RB	6.13%	12/01/40	4,970	5,192,258
Series 2010 A, Education RB	6.25%	12/01/45	7,000	7,342,790
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	7.25%	04/01/32	9,445	9,466,062
Decatur (City of) Hospital Authority (Wise Regional Health System);
Series 2004 A, RB	7.00%	09/01/25	13,775	14,156,567
Series 2004 A, RB	7.13%	09/01/34	8,155	8,355,613
Grand Parkway Transportation Corp.;
Series 2013 A, First Tier Toll RB MBTC (d)	5.50%	04/01/53	12,000	11,679,120
Series 2013 B, Sub. Tier Toll RB	5.00%	04/01/53	25,000	24,451,000
Grand Prairie Housing Finance Corp.;
Series 2003, Priority Lien Independent Senior Living Center RB	7.50%	07/01/17	730	742,629
Series 2003, Priority Lien Independent Senior Living Center RB	7.63%	01/01/20	655	670,275
Series 2003, Priority Lien Independent Senior Living Center RB	7.75%	01/01/34	6,795	6,803,086
Series 2003, Sub. Lien Independent Senior Living Center RB	0.00%	07/01/17	610	29,323
Series 2003, Sub. Lien Independent Senior Living Center RB	0.00%	01/01/20	345	16,584
Series 2003, Sub. Lien Independent Senior Living Center RB	0.00%	01/01/34	3,595	172,812

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

HFDC of Central Texas, Inc. (Legacy at Willow Bend);
Series 2006 A, Retirement Facilities RB	5.50%	11/01/31	$500	$475,910
Series 2006 A, Retirement Facilities RB	5.63%	11/01/26	10,350	10,373,598
HFDC of Central Texas, Inc. (Sears Tyler Methodist);
Series 2009 A, RB	7.75%	11/15/29	4,910	3,362,368
Series 2009 A, RB	7.75%	11/15/44	15,345	10,270,562
Series 2009 B, RB	6.38%	11/15/19	1,210	889,108
HFDC of Central Texas, Inc. (Village at Gleannloch Farms);
Series 2006 A, Retirement Facilities RB	5.50%	02/15/27	4,300	3,950,754
Series 2006 A, Retirement Facilities RB	5.50%	02/15/37	14,000	11,746,140
HFDC of Central Texas, Inc.; Series 2006 A, Retirement Facilities RB	5.75%	11/01/36	6,355	6,097,114
Hopkins (County of) Hospital District;
Series 2008, RB	6.00%	02/15/33	2,500	2,204,225
Series 2008, RB	6.00%	02/15/38	5,155	4,418,814
Houston (City of) (Continental Airlines, Inc.);
Series 1997 C, Airport System Special Facilities RB (b)	6.13%	07/15/27	17,745	17,606,057
Series 1998 C, Airport System Special Facilities RB (b)	5.70%	07/15/29	4,730	4,522,400
Series 2001 E, Airport System Special Facilities RB (b)	6.75%	07/01/29	14,880	14,878,214
Series 2001 E, Airport System Special Facilities RB (b)	7.00%	07/01/29	4,000	3,999,440
Series 2011 A, Ref. Airport System Special Facilities RB (b)	6.63%	07/15/38	14,000	14,010,920
Houston (City of);
Series 2009 A, Ref. Sr. Lien Airport System RB (d)	5.00%	07/01/23	6,580	7,322,092
Series 2009 A, Ref. Sr. Lien Airport System RB (d)	5.00%	07/01/24	3,670	4,032,449
Series 2009 A, Ref. Sr. Lien Airport System RB (d)	5.00%	07/01/25	6,800	7,401,936
Series 2009 A, Ref. Sr. Lien Airport System RB (d)	5.00%	07/01/26	3,000	3,265,830
Series 2011 A, Ref. First Lien Utility System RB (d)	5.25%	11/15/31	18,360	20,030,944
Houston Health Facilities Development Corp. (Buckingham Senior Living Community);
Series 2004 A, Retirement Facilities RB (g)(h)	7.00%	02/15/14	800	819,520
Series 2004 A, Retirement Facilities RB (g)(h)	7.00%	02/15/14	750	768,300
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB	6.50%	05/15/31	500	550,715
Series 2011 A, RB	6.88%	05/15/41	790	883,244
Series 2012 A, RB	5.00%	02/15/42	2,500	2,294,950
La Vernia Higher Education Finance Corp. (Amigos Por Vida/Friends for Life); Series 2008, RB	6.38%	02/15/37	1,635	1,553,332
La Vernia Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2008 A, RB	6.25%	02/15/17	1,025	1,107,646
Series 2008 A, RB	7.13%	02/15/38	2,000	2,160,880
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.);
Series 2009 A, RB	6.25%	08/15/39	1,210	1,285,020
Series 2009 A, RB	6.38%	08/15/44	7,225	7,698,888
Lone Star College System; Series 2009, Limited Tax GO Bonds (d)	5.00%	08/15/34	23,200	25,337,648
Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community);
Series 2005 A, Ref. First Mortgage RB	6.50%	07/01/26	2,500	2,554,175
Series 2005 A, Ref. First Mortgage RB	6.63%	07/01/36	9,000	9,071,910
Matagorda (County of) Navigation District No. 1 (Central Power & Light Co.); Series 2001 A, Ref. PCR	6.30%	11/01/29	1,000	1,107,290
Mesquite Health Facility Development Corp. (Christian Care Centers, Inc.); Series 2005, Retirement Facility RB	5.63%	02/15/35	1,500	1,445,910
Midlothian (City of) Development Authority; Series 2004, Tax Increment Allocation Contract RB (e)	6.20%	11/15/29	4,500	4,502,025
New Hope Cultural Education Facilities Corp. (Morningside Ministries);
Series 2013, First Mortgage RB	6.50%	01/01/43	4,325	4,363,017
Series 2013, First Mortgage RB	6.50%	01/01/48	5,675	5,676,475
North Texas Education Finance Corp. (Uplift Education);
Series 2012 A, RB	5.13%	12/01/42	3,000	2,804,940
Series 2012 A, RB	5.25%	12/01/47	2,100	1,964,676
North Texas Tollway Authority;
Series 2008 A, Ref. First Tier System RB (INS-BHAC) (a)(d)	5.75%	01/01/48	30,545	33,519,472
Series 2011 B, Special Project System CAB RB (c)	0.00%	09/01/37	15,500	3,828,190
Orange Housing Development Corp. (Villages at Pine Hollow); Series 1998, MFH RB	8.00%	03/01/28	3,130	3,004,706
Pearland (City of) Development Authority; Series 2009, Tax Increment Allocation Contract RB (g)(h)	5.88%	09/01/18	805	981,689

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Pharr (City of) Higher Education Finance Authority (Idea Public Schools);
Series 2009 A, Education RB	6.25%	08/15/29	$570	$603,602
Series 2009 A, Education RB	6.50%	08/15/39	6,320	6,721,762
Red River Health Facilities Development Corp. (MRC the Crossings); Series 2012, Continuing Care Retirement Community BAN (e)	12.00%	12/14/17	3,000	2,998,590
Red River Health Facilities Development Corp. (Parkview on Hollybrook);
Series 2013 A, First Mortgage RB	7.25%	07/01/43	6,425	5,814,432
Series 2013 A, First Mortgage RB	7.38%	07/01/48	11,995	10,861,832
Red River Health Facilities Development Corp. (Sears Methodist Retirement System);
Series 2013, Retirement Facility RB	5.45%	11/15/38	2,100	1,675,821
Series 2013, Retirement Facility RB	5.75%	11/15/39	1,730	1,430,952
Series 2013, Retirement Facility RB	6.05%	11/15/46	6,130	5,175,559
Series 2013, Retirement Facility RB	6.05%	11/15/46	1,323	1,117,009
Series 2013, Retirement Facility RB	6.15%	11/15/49	2,968	2,517,843
Series 2013, Retirement Facility RB	6.25%	05/09/53	673	573,955
San Antonio Convention Hotel Finance Corp. (Empowerment Zone); Series 2005 A, Contract RB MBTC (INS-AMBAC) (a)(b)(d)	5.00%	07/15/39	13,500	12,217,095
San Juan (City of) Higher Education Finance Authority (Idea Public Schools); Series 2010 A, Education RB	6.70%	08/15/40	1,000	1,083,960
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (b)	8.00%	07/01/38	40,000	39,931,200
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2009, Retirement Facility RB	6.13%	11/15/29	1,000	1,041,930
Series 2009, Retirement Facility RB	6.38%	11/15/44	12,150	12,512,920
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	1,500	1,480,365
Series 2007, Retirement Facility RB	5.75%	11/15/37	3,500	3,288,110
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.25%	02/15/17	1,150	1,165,318
Series 2007, Retirement Facility RB	5.75%	02/15/25	1,500	1,458,255
Series 2007, Retirement Facility RB	5.75%	02/15/29	1,600	1,489,360
Series 2009 A, Retirement Facility RB	8.00%	02/15/38	12,350	13,114,341
Series 2009 B-1, Retirement Facility RB	7.25%	02/15/16	762	763,608
Tarrant County Cultural Education Facilities Finance Corp. (Mirador);
Series 2010 A, Retirement Facility RB	8.00%	11/15/29	1,500	1,565,625
Series 2010 A, Retirement Facility RB	8.13%	11/15/39	7,000	7,267,960
Series 2010 A, Retirement Facility RB	8.25%	11/15/44	8,000	8,322,640
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way);
Series 2009 A, Retirement Facility RB	8.25%	11/15/29	2,135	2,161,816
Series 2009 A, Retirement Facility RB	8.25%	11/15/39	2,140	2,141,862
Series 2009 A, Retirement Facility RB	8.25%	11/15/44	13,770	13,723,320
Series 2009 C-1, TEMPS 80sm Retirement Facility RB	7.50%	11/15/16	10,510	10,517,042
Texas (State of) Department of Housing & Community Affairs (Linked Select Auction Variable Rate Securities & Residual Interest Bonds); Series 1992 C, Home Mortgage RB (CEP-GNMA) (b)	6.90%	07/02/24	350	361,463
Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002, CAB RB (INS-AMBAC) (a)(c)	0.00%	08/15/32	22,115	7,231,384
Series 2002, CAB RB (INS-AMBAC) (a)(c)	0.00%	08/15/33	37,225	11,444,082
Series 2002, CAB RB (INS-AMBAC) (a)(c)	0.00%	08/15/36	19,000	4,868,370
Series 2002, CAB RB (INS-AMBAC) (a)(c)	0.00%	08/15/37	30,000	7,223,100
Texas (State of) Water Development Board;
Series 2008 A, Sub. Lien State Revolving Fund RB (d)	5.00%	07/15/25	15,000	17,055,000
Series 2008 B, Sub. Lien State Revolving Fund RB (d)	5.00%	07/15/28	11,425	12,441,025
Series 2008 B, Sub. Lien State Revolving Fund RB (d)	5.00%	07/15/29	5,000	5,424,300
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/29	6,200	6,040,350
Series 2012, Gas Supply RB	5.00%	12/15/31	19,000	18,277,810
Series 2012, Gas Supply RB	5.00%	12/15/32	5,685	5,435,429
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure);
Series 2010, Sr. Lien RB	7.00%	06/30/40	17,345	19,015,670
Series 2010, Sr. Lien RB MBTC (d)	7.00%	06/30/40	9,000	9,866,880

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	$13,415	$14,537,299
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC);
Series 2013, Sr. Lien RB (b)	6.75%	06/30/43	18,450	19,361,245
Series 2013, Sr. Lien RB (b)	7.00%	12/31/38	4,000	4,300,840
Texas State Public Finance Authority Charter School Finance Corp. (New Frontiers Charter School); Series 2010 A, Education RB	5.80%	08/15/40	1,000	1,012,070
Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.);
Series 2010 A, Education RB	6.88%	02/15/30	1,455	1,529,060
Series 2010 A, Education RB	7.13%	02/15/40	1,810	1,922,962
Texas State Public Finance Authority Charter School Finance Corp. (School Excellence Education); Series 2004 A, RB (e)	7.00%	12/01/34	3,385	3,319,399
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, Education RB	5.25%	08/15/42	2,375	2,059,695
Travis County Health Facilities Development Corp. (Westminster Manor); Series 2010, RB	7.00%	11/01/30	2,500	2,671,825
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2007, Ref. Hospital RB	5.00%	07/01/33	8,500	8,037,685
Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, Tax Increment Allocation Contract RB	5.38%	09/01/25	465	489,729
Series 2009, Tax Increment Allocation Contract RB	5.50%	09/01/29	2,250	2,338,898
				783,332,179

Utah–0.49%

Provo (City of) (Freedom Academy Foundation); Series 2007, Charter School RB	5.50%	06/15/37	2,345	1,958,333
Utah (County of) (Renaissance Academy);
Series 2007 A, Charter School RB	5.35%	07/15/17	540	552,814
Series 2007 A, Charter School RB	5.63%	07/15/37	2,700	2,306,853
Utah (State of) Charter School Finance Authority (George Washington Academy);
Series 2008 A, Charter School RB	6.75%	07/15/28	1,340	1,346,445
Series 2008 A, Charter School RB	7.00%	07/15/40	6,690	6,738,971
Utah (State of) Charter School Finance Authority (Navigator Pointe Academy);
Series 2010 A, Charter School RB	5.38%	07/15/30	1,650	1,562,237
Series 2010 A, Charter School RB	5.63%	07/15/40	710	662,288
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy);
Series 2010, Charter School RB	6.25%	07/15/30	1,250	1,274,975
Series 2010, Charter School RB	6.38%	07/15/40	2,500	2,519,875
Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts);
Series 2012, RB	5.60%	07/15/22	900	896,283
Series 2012, RB	6.30%	07/15/32	850	825,996
Series 2012, RB	6.55%	07/15/42	2,000	1,927,600
Utah (State of) Housing Finance Agency (RHA Community Services); Series 1997 A, RB	6.88%	07/01/27	3,910	3,910,586
West Valley City (City of) (Monticello Academy); Series 2007, Ref. Charter School RB (e)	6.38%	06/01/37	1,870	1,723,074
				28,206,330

Vermont–0.08%

Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	4,750	4,306,397
Vermont (State of) Educational & Health Buildings Financing Agency (Developmental & Mental Health);
Series 2002 A, RB	6.38%	06/15/22	40	40,576
Series 2002 A, RB	6.50%	06/15/32	175	176,804
				4,523,777

Virgin Islands–0.08%

Virgin Islands (Government of) (Matching Fund Loan Note - Diago); Series 2009 A, RB	6.75%	10/01/37	4,500	4,889,880

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–2.36%

Celebrate North Community Development Authority (Celebrate Virginia North);
Series 2003 B, Special Assessment RB	4.95%	03/01/25	$1,345	$867,323
Series 2003 B, Special Assessment RB	5.06%	03/01/34	7,348	4,739,387
Celebrate South Community Development Authority (Celebrate Virginia South); Series 2006, Special Assessment RB	6.25%	03/01/37	9,500	5,400,370
Chesterfield (County of) Economic Development Authority (Brandermill Woods); Series 2012, First Mortgage Retirement Facilities RB	5.13%	01/01/43	3,000	2,584,770
Chesterfield (County of) Health Center Commission (Lucy Corr Village);
Series 2008 A, Residential Care Facilities RB	6.13%	12/01/30	5,000	3,665,250
Series 2008 A, Residential Care Facilities RB	6.25%	12/01/38	5,500	3,770,415
Fairfax (County of) Economic Development Authority (Vinson Hall, LLC);
Series 2013 A, Residential Care Facility RB	5.00%	12/01/42	1,800	1,596,708
Series 2013 A, Residential Care Facility RB	5.00%	12/01/47	3,000	2,627,520
Hanover (County of) Economic Development Authority (Covenant Woods);
Series 2012 A, Residential Care Facility RB	5.00%	07/01/42	2,000	1,623,500
Series 2012 A, Residential Care Facility RB	5.00%	07/01/47	1,985	1,583,911
Lexington (City of) Industrial Development Authority (Kendal at Lexington);
Series 2007 A, Residential Care Facilities Mortgage RB	5.25%	01/01/21	395	398,223
Series 2007 A, Residential Care Facilities Mortgage RB	5.38%	01/01/22	780	785,132
Series 2007 A, Residential Care Facilities Mortgage RB	5.38%	01/01/23	425	426,594
Series 2007 A, Residential Care Facilities Mortgage RB	5.38%	01/01/28	500	481,570
New Port Community Development Authority;
Series 2006, Special Assessment RB	5.50%	09/01/26	918	593,882
Series 2006, Special Assessment RB	5.60%	09/01/36	2,500	1,534,950
Norfolk (City of) Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc.-Harbor’s Edge); Series 2004 A, First Mortgage RB	6.00%	01/01/25	500	499,965
Peninsula Town Center Community Development Authority;
Series 2007, Special Obligation RB	6.25%	09/01/24	6,715	6,964,328
Series 2007, Special Obligation RB	6.35%	09/01/28	7,818	8,094,210
Series 2007, Special Obligation RB	6.45%	09/01/37	5,219	5,376,248
Route 460 Funding Corp.;
Series 2012 A, Sr. Lien Toll Road RB	5.00%	07/01/52	25,370	22,753,592
Series 2012 B, Sr. Lien Toll Road CAB RB (c)	0.00%	07/01/42	17,350	2,723,256
The Farms of New Kent Community Development Authority;
Series 2006 B, Special Assessment RB (l)	2.73%	03/01/36	7,000	3,610,390
Series 2006 C, Special Assessment RB (l)	2.90%	03/01/36	7,250	3,740,275
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB (b)	5.50%	01/01/42	3,715	3,662,507
Series 2012, Sr. Lien RB MBTC (b)(d)	5.50%	01/01/42	24,000	23,660,880
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, Sr. Lien RB (b)	5.00%	07/01/34	4,000	3,699,480
Series 2012, Sr. Lien RB (b)	5.00%	01/01/40	5,000	4,514,900
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2009, RB (e)(g)(h)	9.00%	07/01/14	8,300	8,864,981
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.75%	07/01/38	5,000	5,669,500
				136,514,017

Washington–3.02%

Greater Wenatchee (City of) Regional Events Center Public Facilities District; Series 2012 A, RB	5.50%	09/01/42	3,420	3,173,521
Kalispel Tribe of Indians; Series 2008, RB	6.75%	01/01/38	8,000	6,862,800
Kennewick (City of) Public Hospital District; Series 2001, Ref. & Improvement RB	6.30%	01/01/25	2,000	2,000,320
King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital);
Series 2009, Ref. & Improvement Limited Tax GO Bonds	7.25%	12/01/38	9,625	9,664,944
Series 2011, Ref. & Improvement Limited Tax GO Bonds	6.75%	12/01/31	500	502,755
Series 2011, Ref. & Improvement Limited Tax GO Bonds	7.00%	12/01/40	4,000	4,036,480
King (County of); Series 2011 B, Ref. Sewer RB (d)	5.00%	01/01/34	38,540	40,848,161
Klickitat (County of) Public Hospital District No. 2 (Skyline Hospital);
Series 2007, Hospital RB	6.50%	12/01/38	2,000	1,878,220
Series 2007, RB	6.25%	12/01/28	3,645	3,517,935

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. Special Facilities RB (b)	5.00%	04/01/30	$15,500	$13,706,805
Skagit (County of) Public Hospital District No. 1 (Skagit Valley Hospital);
Series 2007, RB	5.75%	12/01/28	1,250	1,283,875
Series 2010, RB	5.75%	12/01/35	6,000	6,115,860
Series 2010, RB	6.00%	12/01/30	3,160	3,321,033
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB	7.00%	07/01/39	9,145	9,794,478
Washington (State of) Health Care Facilities Authority (Kadlec Regional Medical Center); Series 2010, RB MBTC (d)	5.50%	12/01/39	7,800	7,402,590
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB	7.38%	03/01/38	11,300	13,403,608
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 A, RB (g)(h)	6.50%	11/15/14	1,500	1,590,840
Washington (State of) Health Care Facilities Authority; Series 2007 C, RB (INS-Radian) (a)	5.50%	08/15/42	3,000	2,997,570
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.63%	10/01/40	3,415	3,476,709
Washington (State of) Housing Finance Commission (Custodial Receipts Wesley Homes); Series 2008 A, Non-Profit RB (e)	6.20%	01/01/36	19,025	19,129,067
Washington (State of); Series 2009 E, Various Purpose Unlimited Tax GO Bonds (d)	5.00%	02/01/29	18,450	20,361,236
				175,068,807

West Virginia–0.66%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (b)	5.50%	10/15/37	5,250	5,123,580
Harrison (County of) Commission (Charles Pointe No. 2);
Series 2008 A, Ref. Tax Increment Allocation RB	6.50%	06/01/23	1,230	1,276,506
Series 2008 A, Ref. Tax Increment Allocation RB	7.00%	06/01/35	1,500	1,515,510
Series 2013, Ref. Tax Increment Allocation RB (e)	7.00%	06/01/35	1,000	923,060
Kanawha (County of) (The West Virginia State University Foundation); Series 2013, Student Housing RB	6.75%	07/01/45	5,650	5,687,121
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	1,500	1,534,545
Series 2008, RB	6.50%	10/01/38	13,000	12,429,040
Series 2008, RB	6.75%	10/01/43	9,650	9,466,746
				37,956,108

Wisconsin–1.33%

Hudson (City of) (Christian Community Home, Inc.); Series 2003, Health Care Facility RB	6.50%	04/01/33	3,380	3,306,924
Milwaukee (City of) Redevelopment Authority (Academy of Learning & Leadership, Inc.); Series 2007 A, Education RB (f)	5.50%	08/01/22	300	89,877
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 B, Collateralized Utility RB (b)	5.75%	11/01/37	4,000	4,050,800
Wisconsin (State of) Health & Educational Facilities Authority (AE Nursing Centers);
Series 2008, RB	7.15%	06/01/28	1,000	1,025,470
Series 2008, RB	7.25%	06/01/38	1,000	1,017,760
Wisconsin (State of) Health & Educational Facilities Authority (Eastcastle Place, Inc.); Series 2004, RB	6.13%	12/01/34	5,400	3,754,566
Wisconsin (State of) Health & Educational Facilities Authority (Middleton Glen, Inc.);
Series 1998, RB	5.75%	10/01/18	840	840,672
Series 1998, RB	5.75%	10/01/28	2,485	2,406,524
Series 1998, Special Term RB	5.90%	10/01/28	335	329,385
Wisconsin (State of) Health & Educational Facilities Authority (Southwest Health Center);
Series 2004 A, RB (g)(h)	6.13%	04/01/14	1,760	1,795,587
Series 2004 A, RB (g)(h)	6.25%	04/01/14	2,775	2,832,276
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community, Inc.);
Series 2009 A, RB	7.25%	09/15/29	4,000	4,257,040
Series 2009 A, RB	7.63%	09/15/39	1,000	1,068,600

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.);
Series 2006, Ref. RB	5.50%	08/01/16	$1,280	$1,296,960
Series 2006, Ref. RB	5.80%	08/01/29	4,785	4,428,183
Series 2010, RB	7.00%	08/01/33	2,000	2,008,680
Series 2012, RB	5.75%	08/01/35	3,215	2,769,787
Series 2012, RB	5.88%	08/01/42	2,660	2,219,291
Series 2013, RB	7.00%	08/01/43	6,500	6,279,065
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch);
Series 2011 A, Continuing Care Retirement Community RB	7.00%	06/01/20	650	706,043
Series 2011 A, Continuing Care Retirement Community RB	7.75%	06/01/28	7,980	8,706,100
Series 2011 A, Continuing Care Retirement Community RB	8.00%	06/01/35	10,150	11,079,943
Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/46	4,000	4,394,640
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2012, RB	5.75%	04/01/42	3,590	3,325,812
Wisconsin (State of) Public Finance Authority (Voyager Foundation Inc.);
Series 2012 A, Charter School RB	5.50%	10/01/22	775	760,601
Series 2012 A, Charter School RB	6.00%	10/01/32	1,475	1,360,820
Series 2012 A, Charter School RB	6.20%	10/01/42	1,300	1,176,149
				77,287,555

Wyoming–0.17%

Teton (County of) Hospital District (St. John’s Medical Center); Series 2011 B, RB	6.00%	12/01/36	2,840	2,995,774
West Park Hospital District (West Park Hospital);
Series 2011, Ref. RB	7.00%	06/01/35	1,085	1,196,234
Series 2011 A, RB	7.00%	06/01/40	4,890	5,369,171
				9,561,179
Total Municipal Obligations (Cost $6,562,628,593)				6,296,069,477

U.S. Dollar Denominated Bonds and Notes–0.00%

Specialized Consumer Services–0.00%

Sear Tyler Methodist Retirement Corp. Sub. Notes (Acquired 02/25/13; Cost $0)(e)	2.00%	02/25/48	135	0
TOTAL INVESTMENTS(o)–108.74% (Cost $6,562,628,593)				6,296,069,477

FLOATING RATE NOTE OBLIGATIONS–(9.70)%

Notes with interest and fee rates ranging from 0.57% to 1.32% at 11/30/13 and contractual maturities of collateral ranging from 07/01/22 to 04/01/53 (See Note 1D)(p)				(561,735,000)
OTHER ASSETS LESS LIABILITIES–0.96%				55,687,058
NET ASSETS–100.00%				$5,790,021,535

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.
AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corp.
CAB	— Capital Appreciation Bonds
CEP	— Credit Enhancement Provider
Connie Lee	— Connie Lee Insurance Co.
Conv.	— Convertible
COP	— Certificates of Participation
Ctfs.	— Certificates
FGIC	— Financial Guaranty Insurance Co.
GNMA	— Government National Mortgage Association
GO	— General Obligation
IDR	— Industrial Development Revenue Bonds
INS	— Insurer
Jr.	— Junior

LOC	— Letter of Credit
MBTC	— Municipal Bond Trust Certificates
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue Bonds
PILOT	— Payment-in-Lieu-of-Tax
RAC	— Revenue Anticipation Certificates
Radian	— Radian Asset Assurance, Inc.
RB	— Revenue Bonds
Ref.	— Refunding
RN	— Revenue Notes
Sec.	— Secured
SGI	— Syncora Guarantee, Inc.
Sr.	— Senior
Sub.	— Subordinated
TEMPS	— Tax-Exempt Mandatory Paydown Securities
Wts.	— Warrants

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Zero coupon bond issued at a discount.
(d)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2013 was $214,533,487, which represented 3.71% of the Fund’s Net Assets.

(f)

Defaulted security. Currently, the issuer is in default with respect to principal and interest payments. The aggregate value of these securities at November 30, 2013 was $42,353,728, which represented less than 1% of the Fund’s Net Assets.

(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2013 was $26,900,937, which represented less than 1% of the Fund’s Net Assets.

(l)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.
(n)

Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the rate on the related security changes. Positions in an inverse floating rate municipal obligation have a total value of $2,504,300 which represents less than 1% of the Fund’s Net Assets.

(o)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5%.

(p)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2013. At November 30, 2013, the Fund’s investments with a value of $932,369,005 are held by Dealer Trusts and serve as collateral for the $561,735,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco High Yield Municipal Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”), Tender Option Bonds (“TOBs”) or Municipal Bond Trust Certificates (“MBTCs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. MBTCs, unlike RIBs and TOBs, enforce a mandatory collapse of the Dealer Trust after a three year term.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the “1933 Act”), as amended, or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs, TOBs or MBTCs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco High Yield Municipal Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$6,296,069,477	$—	$6,296,069,477
Bonds and Notes	—	—	0	0
Total Investments	$—	$6,296,069,477	$0	$6,296,069,477

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2013 was $1,861,713,813 and $2,602,303,457, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$192,915,502
Aggregate unrealized (depreciation) of investment securities	(484,573,530)
Net unrealized appreciation (depreciation) of investment securities	$(291,658,028)
Cost of investments for tax purposes is $6,587,727,505.

Invesco High Yield Municipal Fund

Invesco Intermediate Term Municipal Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2013
invesco.com/us VK-ITMI-QTR-1 11/13	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–99.97%

Alabama–0.36%

Pell City (City of) Special Care Facilities Financing Authority; Series 2012, RB	5.00%	12/01/21	$2,250	$2,521,215

Alaska–0.85%

Alaska (State of) Municipal Bond Bank Authority;
Series 2009 1, RB	5.00%	09/01/22	250	284,572
Series 2009 1, RB	5.25%	09/01/24	400	456,320
Alaska Railroad Corp. (FTA Section 5307 Urbanized Area Formula Funds & Section 5309 Fixed Guideway Modernization Formula Funds); Series 2007, Capital Grant Receipts RB (INS-NATL) (a)	5.00%	08/01/15	2,680	2,868,136
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center);
Series 2009, Lease RB (INS-AGC) (a)	5.00%	09/01/19	1,000	1,174,570
Series 2009, Lease RB (INS-AGC) (a)	5.50%	09/01/23	1,000	1,172,350
				5,955,948

Arizona–3.09%

Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/26	2,000	2,085,460
Maricopa (County of) Industrial Development Authority (Catholic Healthcare West);
Series 2009 A, Health Facilities RB	5.00%	07/01/14	500	513,315
Series 2009 C, Health Facilities RB (b)	5.00%	07/01/14	1,500	1,541,130
Maricopa County Pollution Control Corp. (Arizona Public Service Co. - Palo Verde); Series 2009 A, Ref. PCR (b)	6.00%	05/01/14	2,400	2,451,936
Navajo County Pollution Control Corp.;
Series 2009 C, PCR (b)	5.50%	06/01/14	1,000	1,023,410
Series 2009 E, PCR (b)	5.75%	06/01/16	1,000	1,106,800
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	6.13%	01/01/20	500	482,920
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/27	3,000	3,153,000
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	5.00%	07/01/25	750	691,635
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2008, Water & Wastewater RB (c)	6.38%	12/01/18	378	383,481
Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB	5.25%	12/01/18	500	563,940
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB	5.00%	01/01/22	1,000	1,135,120
University Medical Center Corp.; Series 2009, Hospital RB	5.25%	07/01/17	1,000	1,118,450
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. Unlimited Tax GO Bonds (d)	5.00%	07/15/20	700	738,703
Series 2013 A, Ref. Unlimited Tax GO Bonds (d)	5.00%	07/15/21	485	501,752
Series 2013 A, Ref. Unlimited Tax GO Bonds (d)	5.00%	07/15/22	570	580,363
Series 2013 A, Ref. Unlimited Tax GO Bonds (d)	5.00%	07/15/23	825	825,577
Series 2013 B, Unlimited Tax GO Bonds (d)	5.00%	07/15/23	560	560,392
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. Hospital Facility RB	5.25%	10/01/26	2,000	2,191,360
				21,648,744

California–11.81%

Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	5.38%	07/01/19	1,000	1,099,730
Alhambra (City of) (Atherton Baptist Homes); Series 2010 B, RB	6.63%	01/01/17	595	598,415
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 C, RB	5.00%	03/01/14	500	506,030
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 F, RB (b)	5.00%	07/01/14	500	514,070
California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group); Series 2007, COP	5.00%	02/01/21	2,000	2,078,000
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/28	1,500	1,550,325
California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB (d)	5.50%	07/01/18	875	908,670

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (c)(d)	5.00%	07/01/27	$7,000	$6,642,020
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	5.25%	07/01/23	2,065	2,066,445
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2013 B-2, TEMPS-55sm RB	2.40%	10/01/20	1,250	1,215,087
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012, Floating Rate RB (b)(e)	1.00%	05/01/17	4,000	4,008,104
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP-FHA)	6.25%	08/01/24	1,730	2,049,756
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB	5.25%	11/15/14	295	300,685
Series 2009, Senior Living RB	6.25%	11/15/19	600	669,006
California (State of);
Series 2012 A, Ref. Floating Rate Unlimited Tax GO Bonds (b)(e)	0.73%	05/01/15	1,750	1,750,000
Series 2012 B, Ref. Floating Rate Unlimited Tax GO Bonds (e)	1.20%	05/01/20	2,000	2,012,336
Corona-Norco Unified School District (Community Facilities District No. 98-1);
Series 2013, Ref. Special Tax RB	5.00%	09/01/21	810	888,384
Series 2013, Ref. Special Tax RB	5.00%	09/01/23	1,000	1,086,510
Fresno (City of); Series 2010 A-1, Water System RB	5.50%	06/01/22	1,000	1,148,630
Golden State Tobacco Securitization Corp.; Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/21	2,000	2,274,660
Irvine (City of) (Reassessment District No. 13-1);
Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/19	475	510,335
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/20	450	508,482
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/21	375	412,643
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/22	375	409,114
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/23	500	541,300
Irvine (City of) Public Facilities & Infrastructure Authority;
Series 2012 A, Special Assessment RB	4.00%	09/02/23	995	998,005
Series 2012 A, Special Assessment RB	4.50%	09/02/25	375	372,034
Series 2012 A, Special Assessment RB	4.50%	09/02/26	550	542,245
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.25%	07/01/22	3,200	3,729,472
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (d)	5.50%	03/01/18	120	127,309
Murrieta (City of) Public Financing Authority; Series 2012, Ref. Special Tax RB	5.00%	09/01/23	1,000	1,079,070
Oakland (Port of); Series 2012 P, Ref. Sr. Lien RB (c)	5.00%	05/01/26	2,640	2,797,476
Palomar Pomerado Health (Election of 2004); Series 2007 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(f)	0.00%	08/01/16	1,880	1,820,404
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. Special Tax RB	5.00%	09/01/22	575	614,019
Series 2012, Ref. Special Tax RB	5.00%	09/01/23	450	473,760
Regents of the University of California;
Series 2009 O, General RB (g)	5.75%	05/15/23	795	938,831
Series 2009 O, General RB (g)	5.75%	05/15/25	1,185	1,399,390
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	1,500	1,672,650
Riverside (County of) (Public Safety Communication & Refunding); Series 2007 A, COP (INS-AMBAC) (a)	5.00%	11/01/14	3,500	3,640,070
Sacramento (County of); Series 2009 D, Sub. Passenger Facility Charge Grant Airport System RB	5.38%	07/01/26	2,000	2,263,080
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	6.25%	12/01/20	1,000	1,106,050
San Diego (County of) Regional Airport Authority; Series 2013 B, Sr. RB (c)	5.00%	07/01/23	700	790,076
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB (c)	5.00%	05/01/23	2,000	2,209,300
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment);
Series 2009 D, Tax Allocation RB	6.00%	08/01/20	1,085	1,233,298
Series 2009 D, Tax Allocation RB	6.25%	08/01/22	1,000	1,121,870
Series 2011 D, Tax Allocation RB	6.63%	08/01/27	500	538,590
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 A, Ref. Special Tax RB	5.00%	08/01/27	750	772,830

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Series 2013 B, Special Tax RB	5.00%	08/01/27	$405	$417,328
San Jose (City of); Series 2011 A-1, Airport RB (c)	5.25%	03/01/26	2,000	2,164,320
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS-AGM) (a)	5.50%	08/01/26	3,195	3,540,284
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, Special Tax RB	5.00%	09/01/26	1,030	1,034,656
Series 2013, Special Tax RB	5.13%	09/01/27	1,200	1,204,932
Southern California Public Power Authority (Milford Wind Corridor); Series 2010 1, RB	5.00%	07/01/24	2,000	2,253,880
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(b)	3.20%	06/01/20	5,000	5,000,900
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/23	1,000	1,222,750
				82,827,616

Colorado–1.22%

Colorado (State of) Health Facilities Authority (Christian Living Communities); Series 2006 A, RB	5.25%	01/01/15	500	500,840
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	5.00%	01/15/22	750	782,595
Series 2010, Private Activity RB	5.25%	07/15/19	1,000	1,098,290
Denver (City & County of) (Justice System);
Series 2008, Unlimited Tax GO Bonds (g)	5.00%	08/01/24	2,000	2,289,940
Series 2008, Unlimited Tax GO Bonds (g)	5.00%	08/01/25	500	569,235
Denver (City & County of); Series 2012 A, Airport System RB (c)	5.00%	11/15/22	500	559,155
Plaza Metropolitan District No. 1;
Series 2013, Ref. Tax Allocation RB	5.00%	12/01/21	1,045	1,080,216
Series 2013, Ref. Tax Allocation RB	5.00%	12/01/22	500	511,020
University of Colorado; Series 2009 A, Enterprise System RB	5.50%	06/01/25	1,000	1,173,500
				8,564,791

Connecticut–0.52%

Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (c)	5.50%	04/01/21	1,000	1,117,300
Connecticut (State of); Series 2013 A, Floating Rate Unlimited Tax GO Bonds (e)	0.47%	03/01/18	2,500	2,500,000
				3,617,300

Delaware–0.07%

New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/22	500	511,645

District of Columbia–1.12%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/30	2,000	1,855,700
District of Columbia;
Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	06/01/16	2,325	2,583,214
Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	06/01/19	3,000	3,429,990
				7,868,904

Florida–6.12%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.63%	11/15/22	1,750	1,642,357
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011, TEMPS-70sm RB	7.13%	11/15/16	3,000	3,014,370
Atlantic Beach (City of) (Fleet Landing);
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/23	565	600,002
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/21	440	477,827
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/22	375	404,288
Brevard County School District; Series 2004 B, Ref. COP (b)(h)	5.00%	01/01/15	1,000	1,051,110
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	1,000	1,136,650
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,000	2,268,420
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/22	2,000	2,226,860
Florida (State of) Mid-Bay Bridge Authority; Series 2007 A, RB (INS-AMBAC) (a)	5.00%	10/01/27	4,715	4,779,548
Florida (State of) Municipal Power Agency (St. Lucie); Series 2011 B, RB	5.00%	10/01/26	2,000	2,164,800

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 A, Ref. RB	5.00%	10/01/27	$1,000	$1,088,070
Florida State Board of Education; Series 2005 A, Lottery RB (INS-AMBAC) (a)	5.00%	07/01/19	2,500	2,702,625
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2008 A, Hospital RB (b)	6.50%	11/17/15	3,000	3,353,040
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center);
Series 2012, RB	5.00%	11/15/24	1,990	2,082,018
Series 2012, RB	5.50%	11/15/32	1,670	1,696,302
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2012 A, RB	5.00%	04/01/24	415	455,707
Miami-Dade (County of) Expressway Authority; Series 2013 A, Ref. Toll System RB	5.00%	07/01/22	2,000	2,283,000
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. RB	5.38%	07/01/20	500	500,170
Orlando (City of) & Orange (County of) Expressway Authority; Series 2012, Ref. RB	5.00%	07/01/23	1,000	1,116,730
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/23	1,215	1,305,372
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (a)(b)	5.35%	05/01/18	1,000	1,146,390
Reedy Creek Improvement District;
Series 2013 1, Ref. Utilities RB	5.00%	10/01/22	800	908,088
Series 2013 1, Ref. Utilities RB	5.00%	10/01/21	885	1,011,112
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (d)	5.75%	10/01/22	750	794,183
Tallahassee (City of) & Leon (County of) Blueprint 2000 Intergovernmental Agency; Series 2007, Sales Tax RB (INS-NATL) (a)	5.00%	10/01/14	1,500	1,555,515
Tampa (City of); Series 2010, Ref. Solid Waste System RB (INS-AGM) (a)(c)	5.00%	10/01/18	1,000	1,131,880
				42,896,434

Georgia–1.42%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/20	870	1,055,484
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.40%	01/01/20	1,200	1,261,824
Atlanta (City of); Series 2009 A, Water & Wastewater RB	5.25%	11/01/17	1,500	1,739,430
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR (b)	2.40%	04/01/20	5,000	4,797,800
Fulton (County of) Development Authority (Robert Woodruff); Series 2009 B, Ref. RB	5.25%	03/15/24	1,000	1,078,420
				9,932,958

Guam–1.27%

Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.25%	12/01/17	1,000	1,096,320
Series 2009 A, Limited Obligation RB	5.50%	12/01/18	1,000	1,110,760
Guam (Territory of) International Airport Authority; Series 2013 C, General RB (c)	6.00%	10/01/23	3,000	3,152,670
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/21	1,500	1,663,050
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/22	1,700	1,880,098
				8,902,898

Hawaii–0.15%

Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. Special Purpose Senior Living RB	5.00%	11/15/27	1,000	1,021,720

Idaho–0.13%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	500	559,590
Idaho (State of) Housing & Finance Association; Series 2008 A, Class I, Single Family Mortgage RB (c)	5.00%	07/01/17	335	343,134
				902,724

Illinois–10.00%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,000	944,790
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.13%	11/01/25	1,500	1,541,385
Chicago (City of) (Metramarket Chicago); Series 2010 A, COP	6.87%	02/15/24	1,156	1,197,894
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (c)	5.50%	01/01/27	1,000	1,054,790

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Chicago (City of) (O’Hare International Airport); Series 2012 A, Ref. Sr. Lien General Airport RB (c)	5.00%	01/01/26	$5,000	$5,188,350
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/22	847	846,915
Chicago (City of) Board of Education;
Series 2007 D, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	12/01/17	1,010	1,118,666
Series 2013 A3, Ref. Floating Rate Unlimited Tax GO Bonds (b)(e)	0.88%	06/02/18	5,000	5,000,000
Chicago (City of) Metropolitan Water Reclamation District; Series 2011 B, Capital Improvement Limited Tax GO Bonds (g)	5.00%	12/01/24	3,000	3,318,030
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds);
Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/23	2,200	2,317,942
Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/24	3,965	4,131,252
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB	5.25%	12/01/27	1,000	1,067,370
Chicago (City of); Series 2011, COP	7.13%	05/01/21	750	813,975
Hodgkins (Village of); Series 2005, Ref. Sr. Lien Tax Increment Allocation RB	5.00%	01/01/14	500	501,540
Huntley (Village of) Special Service Area No. 7; Series 2007, Ref. Special Tax RB (INS-AGC) (a)	4.60%	03/01/17	660	694,822
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB	6.13%	11/01/23	1,000	1,196,900
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	5.25%	03/01/19	1,000	1,157,350
Illinois (State of) Finance Authority (DePaul University); Series 2013, Ref. RB	5.00%	10/01/23	750	839,610
Illinois (State of) Finance Authority (Edward Hospital Obligated Group);
Series 2008 A, RB (INS-AMBAC) (a)	6.00%	02/01/23	900	972,153
Series 2008 A, RB (INS-AMBAC) (a)	6.00%	02/01/24	1,175	1,261,597
Series 2008 A, RB (INS-AMBAC) (a)	6.00%	02/01/26	380	403,549
Illinois (State of) Finance Authority (Fairview Obligated Group); Series 2008 A, Ref. RB (i)	6.00%	08/15/22	750	5,858
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.00%	05/15/22	2,000	1,943,540
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.00%	08/15/16	1,890	2,100,981
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	2,000	1,966,900
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.25%	08/15/28	1,505	1,487,738
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/23	2,000	2,172,420
Illinois (State of) Finance Authority (The Landing at Plymouth Place); Series 2005 A, RB	5.25%	05/15/14	255	255,431
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2012 B, RB (g)	5.00%	12/15/20	5,000	5,736,950
Series 2012 B, RB (g)	5.00%	06/15/23	3,500	3,899,980
Illinois (State of) Municipal Electric Agency; Series 2007 A, Power Supply System RB (INS-NATL) (a)	5.00%	02/01/15	1,000	1,053,500
Illinois (State of);
Series 2012, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/22	1,250	1,345,375
Series 2013, Unlimited Tax GO Bonds	5.00%	07/01/22	2,000	2,132,940
Lake County Community Consolidated School District No. 73 (Hawthorn); Series 2002, Unlimited Tax CAB GO Bonds (f)(h)	0.00%	12/01/21	330	269,762
Madison & Jersey Counties Community Unit School District No. 11 (Alton); Series 2002, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(f)	0.00%	12/01/20	2,900	2,293,987
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/21	3,000	3,397,380
Series 2010, RB	5.38%	06/01/21	525	598,883
Round Lake Beach (Village of); Series 2003, Tax Increment Allocation RB	4.65%	12/15/13	160	160,184
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.00%	04/01/26	3,425	3,712,220
				70,102,909

Indiana–3.48%

Carmel (City of) (Barrington Carmel); Series 2012 C-2, TEMPS-65sm RB	5.25%	11/15/18	1,000	969,860
Carmel (City of) Redevelopment Authority; Series 2006, RB (INS-NATL) (a)	5.00%	07/01/22	1,000	1,099,910
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana); Series 2007, Hospital RB	5.50%	03/01/22	500	534,840
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	2,000	2,151,320
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services);
Series 2006 E, Ref. Health System RB (INS-AGM) (a)	5.25%	11/01/24	365	396,605
Series 2006 E, Ref. Health System RB (INS-AGM) (a)	5.25%	11/01/25	200	215,520

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

Series 2006 E, Ref. Health System RB (INS-AGM) (a)	5.25%	11/01/26	$175	$187,070
Indiana (State of) Finance Authority; Series 1993 A, Highway CAB RB (INS-AMBAC) (a)(f)	0.00%	12/01/16	1,695	1,648,862
Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB	5.25%	01/01/24	500	567,870
Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. Special Facilities RB (c)	5.10%	01/15/17	760	841,343
Merrillville Multi-School Building Corp.;
Series 2008, First Mortgage RB	5.00%	01/15/17	1,260	1,420,260
Series 2008, First Mortgage RB	5.00%	07/15/17	1,285	1,468,498
Michigan City Area-Wide School Building Corp.;
Series 2002, First Mortgage CAB RB (INS-NATL) (a)(f)	0.00%	01/15/17	2,000	1,901,640
Series 2002, First Mortgage CAB RB (INS-NATL) (a)(f)	0.00%	01/15/18	3,000	2,765,490
Noblesville High School Building Corp.; Series 1993, First Mortgage CAB RB (INS-AMBAC) (a)(f)	0.00%	02/15/19	1,850	1,628,925
Northwest Allen School Building Corp.;
Series 2008, First Mortgage RB (INS-AGM) (a)	5.00%	07/15/16	1,395	1,545,060
Series 2008, First Mortgage RB (INS-AGM) (a)	5.00%	07/15/19	3,200	3,568,000
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (c)	5.88%	01/01/24	1,500	1,514,685
				24,425,758

Iowa–2.05%

Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	5.63%	06/01/23	1,000	1,064,690
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.50%	06/15/30	2,255	2,335,661
Coralville (City of); Series 2006 D, COP	5.25%	06/01/22	500	477,540
Iowa (State of) Finance Authority (Iowa Health System); Series 2005 A, Health Facilities RB (INS-AGC) (a)	5.00%	02/15/19	1,000	1,154,310
Iowa (State of) Finance Authority (Mercy Medical Center);
Series 2012, Health Facilities RB	4.00%	08/15/22	1,905	1,996,573
Series 2012, Health Facilities RB	4.00%	08/15/23	1,200	1,237,056
Iowa (State of) Finance Authority (Western Home); Series 2012, Ref. Health Care Facilities RB	5.00%	12/01/27	1,915	1,813,371
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB (c)	5.50%	12/01/25	4,130	4,277,235
				14,356,436

Kansas–0.98%

Harvey County Unified School District No. 373 (Newton); Series 2007, Ref. & Improvement Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	09/01/19	2,630	2,993,808
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/23	1,000	1,153,070
Kansas (State of) Development Finance Authority (Hays Medical Center Inc.); Series 2005 L, Health Facilities RB	5.25%	11/15/16	500	538,845
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/31	1,000	1,022,280
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.00%	07/01/28	1,140	1,198,459
				6,906,462

Kentucky–1.52%

Kentucky (State of) Asset/Liability Commission (Federal Highway Trust Fund First Series); Series 2007, RN (INS-NATL) (a)	5.00%	09/01/14	1,800	1,866,204
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System);
Series 2009 A, Hospital RB	5.00%	08/15/18	1,000	1,148,150
Series 2009 A, Hospital RB	5.38%	08/15/24	1,000	1,098,450
Kentucky Housing Corp.; Series 2008 A, RB (c)	5.00%	01/01/23	285	294,143
Louisville & Jefferson (County of) Regional Airport Authority; Series 2003 C, Airport Systems RB (INS-AGM) (a)(c)	5.50%	07/01/17	1,000	1,003,240
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS-AGC) (a)	5.00%	10/01/25	1,000	1,079,860
Warren (County of) (Bowling Green-Warren County Community Hospital Corp.); Series 2013, Ref. Hospital RB	5.00%	04/01/28	4,000	4,155,520
				10,645,567

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–1.98%

Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (i)	5.25%	07/01/17	$593	$234,176
Louisiana (State of) Energy & Power Authority (Rodemacher Unit No. 2); Series 2013, Power RB	5.00%	01/01/22	1,000	1,117,540
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Bossier City Public Improvement); Series 2007, RB (INS-AMBAC) (a)	5.00%	11/01/15	1,200	1,300,104
Louisiana Citizens Property Insurance Corp.;
Series 2006 B, Assessment RB (INS-AMBAC) (a)	5.00%	06/01/20	1,000	1,075,670
Series 2009 C-1, Assessment RB (INS-AGC) (a)	5.88%	06/01/23	1,000	1,137,420
New Orleans (City of) Aviation Board;
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	5.00%	01/01/18	1,235	1,401,589
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	5.00%	01/01/19	500	573,010
New Orleans (City of) Port Board of Commissioners; Series 2013 B, Ref. Port Facility RB (c)	5.00%	04/01/29	1,950	1,961,446
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	5,000	5,095,050
				13,896,005

Maine–0.30%

Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group);
Series 2013, RB	5.00%	07/01/26	1,000	1,063,800
Series 2013, RB	5.00%	07/01/27	1,000	1,051,690
				2,115,490

Maryland–2.06%

Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.00%	01/01/26	4,500	4,993,470
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	5.50%	01/01/22	1,000	1,076,730
Maryland (State of) Health & Higher Educational Facilities Authority (Frederick Memorial Hospital); Series 2012 A, RB	5.00%	07/01/22	1,000	1,111,210
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2011, RB	6.00%	07/01/23	335	383,897
Series 2011, RB	6.00%	07/01/25	200	225,464
Maryland (State of) Health & Higher Educational Facilities Authority (The Johns Hopkins Health System Obligated Group); Series 2008 B, RB (b)	5.00%	05/15/15	500	534,490
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB	5.25%	01/01/23	250	259,520
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/20	3,000	3,525,840
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.13%	06/01/20	2,250	2,360,880
				14,471,501

Massachusetts–0.44%

Massachusetts (State of) Development Finance Agency (Carleton Willard Village); Series 2010, RB	5.25%	12/01/25	650	674,596
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB (b)(h)	5.75%	05/01/19	1,500	1,831,290
Massachusetts (State of) Development Finance Agency (Quincy Medical Center); Series 2008 A, RB (i)	5.85%	01/15/18	300	963
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB	6.70%	04/15/21	500	555,475
				3,062,324

Michigan–3.33%

Brandon School District;
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/16	1,425	1,569,253
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/18	1,410	1,623,277
Dearborn School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	05/01/16	2,480	2,728,545
Greenville Public Schools;
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/16	1,410	1,552,734
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/18	1,235	1,421,806
Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 A, RB (b)	5.50%	01/15/15	1,000	1,056,030

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–(continued)

Lansing (City of) Board of Water & Light; Series 2008 A, Water Supply, Steam, Chilled Water & Electric Utility System RB	5.00%	07/01/24	$1,000	$1,064,800
Michigan (State of) Strategic Fund (The Dow Chemical Co.); Series 2003 A-1, Ref. Limited Obligation RB (b)(c)	6.75%	06/02/14	2,000	2,048,880
Traverse City Area Public Schools;
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/17	2,300	2,601,622
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/18	2,280	2,622,410
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/19	2,260	2,552,128
Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB (c)	5.00%	12/01/28	2,500	2,519,825
				23,361,310

Minnesota–0.08%

Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.38%	11/15/23	500	585,250

Mississippi–0.14%

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	1,000	998,470

Missouri–2.43%

Bridgeton (City of) Industrial Development Authority (Sarah Community);
Series 2013, Ref. RB	4.00%	05/01/24	500	446,590
Series 2013, Ref. RB	4.50%	05/01/28	1,500	1,309,800
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.00%	06/01/21	525	567,929
Ferguson (City of) (Crossing at Halls Ferry); Series 2005, Ref. Tax Increment Allocation RB	5.50%	04/01/14	610	615,020
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/23	1,000	1,144,980
Series 2011 A, Ref. RB	5.50%	09/01/24	2,000	2,254,040
Series 2011 A, Ref. RB	5.50%	09/01/28	2,000	2,151,260
Kansas City (City of) Industrial Development Authority (Plaza Library); Series 2004, RB	6.00%	03/01/16	595	599,290
Manchester (City of) (Highway 141/Manchester Road); Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/25	4,560	4,638,067
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	140	147,146
Raytown (City of) (Raytown Live Redevelopment Plan); Series 2007 1, Annual Appropriation-Supported Tax RB	5.00%	12/01/16	500	549,610
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, Senior Living Facilities RB	4.50%	09/01/23	340	351,547
Series 2012, Senior Living Facilities RB	5.00%	09/01/32	1,490	1,478,244
St. Louis (County of) Industrial Development Authority (Friendship Village West County); Series 2007 A, Senior Living Facilities RB	5.25%	09/01/17	250	269,225
St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/22	540	527,796
				17,050,544

Nebraska–0.51%

Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center);
Series 2012, Ref. RB	4.00%	11/01/22	720	743,523
Series 2012, Ref. RB	5.00%	11/01/23	500	539,990
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (a)	5.13%	04/01/23	560	632,458
University of Nebraska Facilities Corp.; Series 2006, Deferred Maintenance RB (INS-AMBAC) (a)	5.00%	07/15/17	1,500	1,666,650
				3,582,621

Nevada–1.51%

Carson City (City of) (Carson-Tahoe Regional Medical Center); Series 2012, Ref. Hospital RB	5.00%	09/01/27	1,000	1,012,060
Clark (County of);
Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB (c)	5.00%	07/01/19	1,020	1,157,670
Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB (c)	5.00%	07/01/20	1,000	1,123,530

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nevada–(continued)

Director of the State of Nevada Department of Business & Industry (Republic Services, Inc.); Series 2003, Solid Waste Disposal RB (b)(c)(d)	5.63%	06/01/18	$1,100	$1,197,130
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/24	1,800	1,913,166
Las Vegas (City of) Redevelopment Agency;
Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	1,475	1,565,314
Series 2009 A, Tax Increment Allocation RB	7.00%	06/15/20	1,000	1,121,960
Washoe County School District; Series 2008 A, School Improvement Limited Tax GO Bonds	4.75%	06/01/26	1,405	1,472,159
				10,562,989

New Hampshire–0.37%

Manchester (City of); Series 2009 A, Ref. General Airport RB	5.00%	01/01/17	1,000	1,096,030
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/27	1,500	1,517,850
				2,613,880

New Jersey–2.83%

Gloucester (County of) Improvement Authority (Waste Management Inc.); Series 1999 B, Ref. Solid Waste RB (b)(c)	2.50%	12/01/17	500	504,090
Monmouth (County of) Improvement Authority;
Series 2007, Governmental Loan RB (h)	5.00%	12/01/16	5	5,668
Series 2007, Governmental Loan RB (h)	5.00%	12/01/17	10	11,649
Series 2007, Governmental Loan RB (INS-AMBAC) (a)	5.00%	12/01/16	1,005	1,114,696
Series 2007, Governmental Loan RB (INS-AMBAC) (a)	5.00%	12/01/17	1,990	2,239,048
New Jersey (State of) Economic Development Authority (Paterson Charter School); Series 2012 C, RB	5.00%	07/01/22	500	498,250
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB (c)	5.00%	07/01/21	425	462,719
Series 2013, Private Activity RB (c)	5.00%	01/01/28	1,000	1,010,220
New Jersey (State of) Economic Development Authority; Series 2012, Ref. RB	5.00%	06/15/23	2,000	2,155,540
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health);
Series 2012 A, Ref. RB	4.00%	07/01/26	1,500	1,425,705
Series 2012 A, Ref. RB	5.00%	07/01/25	1,050	1,110,396
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group);
Series 2011, Ref. RB	5.00%	07/01/25	1,500	1,621,110
Series 2011, Ref. RB	5.00%	07/01/27	2,000	2,101,780
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.) Series 2004 A, Ref. RB (h)	5.25%	07/01/20	1,000	1,197,650
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	5.75%	07/01/15	160	167,648
New Jersey (State of) Turnpike Authority; Series 2013 E, Floating Rate RB (b)(e)	0.73%	01/01/18	2,000	2,000,000
North Hudson Sewerage Authority; Series 2012 A, Gross Revenue Lease Ctfs.	5.00%	06/01/24	1,000	1,108,100
South Jersey Transportation Authority; Series 2012 A, Ref. RB	5.00%	11/01/24	1,000	1,085,690
				19,819,959

New Mexico–1.47%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR (b)	5.20%	06/01/20	1,700	1,852,388
Jicarilla Apache Nation; Series 2003 A, RB (d)	5.50%	09/01/23	1,000	965,950
New Mexico (State of) Finance Authority;
Series 2006 B, Sr. Lien Public Revolving Fund RB (INS-NATL) (a)	5.00%	06/01/17	1,310	1,447,812
Series 2007 C, Sub. Lien Public Revolving Fund RB (INS-NATL) (a)	5.00%	06/15/14	1,200	1,231,440
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	4.00%	07/01/22	3,000	2,874,390
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	5.00%	07/01/19	715	760,231
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB	6.00%	08/01/23	1,000	1,161,810
				10,294,021

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–3.50%

Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 A, Civic Facility RB	5.75%	11/15/22	$500	$554,735
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	5.75%	07/15/17	1,000	1,120,690
Series 2009, PILOT RB	5.75%	07/15/19	1,000	1,138,890
Metropolitan Transportation Authority; Series 2002 A, Ref. Service Contract RB	5.75%	07/01/18	1,000	1,194,440
New York (City of) Industrial Development Agency (Queens Baseball Stadium);
Series 2009, PILOT RB (INS-AGC) (a)	5.00%	01/01/18	200	222,028
Series 2009, PILOT RB (INS-AGC) (a)	5.00%	01/01/19	200	223,040
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB (g)	5.00%	01/15/21	1,000	1,141,470
New York (City of);
Subseries 2008 J-4, Floating Rate Unlimited Tax GO Bonds (e)	0.60%	08/01/25	3,000	3,000,000
Subseries 2012 G-5, VRD Unlimited Tax GO Bonds (j)	0.05%	04/01/42	11,000	11,000,000
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2005 C, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/21	2,000	2,139,800
Niagara Falls (City of); Series 1994, Public Improvement Unlimited Tax GO Bonds (k)	6.90%	03/01/20	5	5,014
Suffolk (County of) Industrial Development Agency (New York Institute Technology);
Series 2000 A, Ref. Civic Facility RB	5.00%	03/01/26	1,300	1,310,907
Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/21	1,425	1,458,488
				24,509,502

North Carolina–0.70%

North Carolina (State of) Eastern Municipal Power Agency;
Series 2008 C, Power System RB	6.75%	01/01/24	1,000	1,167,120
Series 2008 C, Power System RB (INS-AGC) (a)	6.00%	01/01/19	1,250	1,367,637
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/24	1,800	1,642,482
North Carolina (State of) Medical Care Commission (Salemtowne); Series 2006, Ref. First Mortgage Health Care Facilities RB	5.00%	10/01/15	500	511,520
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.30%	10/01/19	250	254,625
				4,943,384

North Dakota–0.25%

Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.00%	12/01/16	310	316,036
North Dakota (State of) Public Finance Authority (State Revolving Fund Program); Series 2008 A, RB	5.50%	10/01/19	1,195	1,415,740
				1,731,776

Ohio–3.16%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/20	415	331,423
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/21	1,250	1,422,725
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.25%	02/15/19	1,175	1,351,062
Cleveland (City of) (Bridges & Roadways Improvements); Series 2008 B, Sub. Lien Income Tax RB (INS-AGC) (a)	5.00%	10/01/25	1,555	1,723,375
Cleveland (City of) (Cleveland Stadium); Series 2004, Ref. RB (INS-AMBAC) (a)	5.13%	12/01/20	1,370	1,433,582
Cleveland (City of); Series 2012 A, Ref. Airport System RB	5.00%	01/01/27	2,750	2,842,262
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/33	1,000	821,800
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/23	1,500	1,630,965
Montgomery (County of) (Miami Valley Hospital); Series 2009 B, RB (b)	5.25%	11/15/14	1,000	1,046,680
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.00%	04/01/20	820	895,743
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/27	2,250	2,033,190
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	2,000	2,186,200
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2013, RB	5.00%	12/01/29	2,575	2,738,075
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2004, Ref. Beneficial Interest Ctfs. (INS-AMBAC) (a)	5.00%	02/15/21	750	756,458

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (b)	5.88%	06/01/16	$865	$934,840
				22,148,380

Oklahoma–0.29%

Chickasawa Nation; Series 2007, Health System RB (d)	5.38%	12/01/17	225	239,947
Tulsa (City of) Airports Improvement Trust; Series 2009 A, General RB	5.38%	06/01/24	1,750	1,805,125
				2,045,072

Oregon–0.45%

Salem (City of) Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.00%	05/15/22	1,000	991,820
Tri-County Metropolitan Transportation District; Series 2011 A, Capital Grant Receipt RB	5.00%	10/01/27	2,000	2,166,220
				3,158,040

Pennsylvania–3.84%

Allegheny (County of) Airport Authority (Pittsburgh International Airport); Series 2010 A, Airport RB (INS-AGM) (a)(c)	5.00%	01/01/16	1,000	1,087,480
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2008 A, RB	5.00%	09/01/18	3,000	3,488,100
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.00%	09/01/21	500	502,920
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.10%	07/01/14	45	45,727
Cumberland (County of) Municipal Authority (Asbury Obligated Group);
Series 2012, Ref. RB	5.00%	01/01/22	750	739,193
Series 2012, Ref. RB	5.25%	01/01/27	1,275	1,217,982
Delaware (County of) Authority (Elwyn); Series 2010, RB	5.00%	06/01/20	1,980	2,074,129
Girard School District;
Series 1992 B, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(f)	0.00%	10/01/18	700	625,401
Series 1992 B, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(f)	0.00%	10/01/19	250	213,148
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.);
Series 2013, RB	4.25%	07/01/20	2,265	2,139,813
Series 2013, RB	4.50%	07/01/17	1,435	1,412,557
Monroe (County of) Hospital Authority (Pocono Medical Center); Series 2007, RB	5.00%	01/01/17	500	554,465
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/25	2,000	2,024,380
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/27	1,500	1,405,590
Penn Hills Municipality; Series 1995 B, Unlimited Tax CAB GO Bonds (f)	0.00%	12/01/13	210	209,960
Pennsylvania (State of) Economic Development Financing Authority (Shippingport); Series 2006 A, Exempt Facilities RB (b)	2.55%	12/03/18	1,500	1,481,595
Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/27	1,565	1,615,346
Pennsylvania (State of) Turnpike Commission; Series 2013 B, Floating Rate RB (e)	1.20%	12/01/19	2,000	2,000,000
Philadelphia (City of) Industrial Development Authority (One Benjamin Franklin Parkway); Series 2007 C, Ref. Lease RB (INS-AGM) (a)	5.00%	02/15/15	2,150	2,252,039
Philadelphia (City of); Eighteenth Series 2004, Gas Works RB (INS-AGC) (a)	5.25%	08/01/18	750	770,662
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB	5.00%	11/01/25	1,000	1,065,820
				26,926,307

Rhode Island–0.16%

Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2013 C, Ref. Higher Education Facility RB	5.00%	09/15/22	1,000	1,137,560

South Carolina–2.38%

Georgetown (County of) (International Paper Co.); Series 2000 A, Ref. Environmental Improvement RB	5.95%	03/15/14	1,000	1,013,620
Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/26	4,650	4,927,651

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–(continued)

Piedmont Municipal Power Agency;
Series 2008 A-2, Electric RB	5.00%	01/01/24	$1,000	$1,091,330
Series 2009 A-4, Ref. Electric RB	5.00%	01/01/21	2,000	2,265,040
Richland (County of) (International Paper Co.); Series 2003 A, Ref. Environmental Improvement RB (c)	6.10%	04/01/23	725	725,442
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.00%	02/01/19	1,000	1,145,250
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, Health Facilities RB	5.00%	05/01/23	1,000	975,040
Series 2013, Health Facilities RB	5.00%	05/01/28	1,250	1,145,113
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/26	3,215	3,368,163
				16,656,649

South Dakota–1.29%

Educational Enhancement Funding Corp.;
Series 2013 B, Tobacco Settlement RB	5.00%	06/01/23	1,000	1,109,320
Series 2013 B, Tobacco Settlement RB	5.00%	06/01/24	2,000	2,181,920
Series 2013 B, Tobacco Settlement RB	5.00%	06/01/25	2,000	2,159,220
Series 2013 B, Tobacco Settlement RB	5.00%	06/01/26	700	751,142
Series 2013 B, Tobacco Settlement RB	5.00%	06/01/27	1,500	1,589,835
South Dakota (State of) Health & Educational Facilities Authority (Regional Health);
Series 2010, RB	5.00%	09/01/21	605	676,565
Series 2010, RB	5.00%	09/01/22	500	550,700
				9,018,702

Tennessee–1.23%

Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. RB	5.00%	10/01/15	115	118,539
Franklin Special School District; Series 1999, Limited Tax CAB GO Bonds (INS-AGM) (a)(f)	0.00%	06/01/15	700	695,198
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. & Improvement RB	5.00%	07/01/19	770	837,321
Series 2012, Ref. & Improvement RB	5.00%	07/01/22	500	525,635
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Le Bonheur Health); Series 2008 C, RB	5.25%	06/01/18	1,000	1,152,270
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.25%	09/01/16	325	339,885
Tennessee Energy Acquisition Corp.;
Series 2006 C, Gas RB	5.00%	02/01/23	1,360	1,470,323
Series 2006 C, Gas RB	5.00%	02/01/24	3,225	3,466,939
				8,606,110

Texas–10.53%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (c)	4.85%	04/01/21	1,000	1,043,890
Austin (City of); Series 2009, Water & Wastewater System RB	5.00%	11/15/24	1,500	1,682,745
Bexar (County of); Series 2007, Combination Flood Control Limited Tax GO Ctfs. (INS-AGM) (a)	5.00%	06/15/14	1,330	1,364,713
Brownsville (City of); Series 2008 A, Ref. Utilities System RB (INS-AGM) (a)	5.00%	09/01/23	1,240	1,380,554
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin);
Series 2005 A, RB	5.50%	04/01/23	1,670	1,834,462
Series 2005 A, RB	5.50%	04/01/25	1,610	1,726,741
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	6.00%	08/15/33	1,250	1,324,488
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/18	1,500	1,712,565
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	130	130,404
Greenville (City of);
Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/25	2,355	2,501,928
Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/26	2,475	2,614,986

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Gulf Coast Waste Disposal Authority;
Series 2013, Bayport Area System RB (INS-AGM) (a)	5.00%	10/01/21	$1,250	$1,432,825
Series 2013, Bayport Area System RB (INS-AGM) (a)	5.00%	10/01/23	2,610	2,922,156
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.);
Series 2013 A, First Mortgage RB	4.00%	01/01/23	1,325	1,225,453
Series 2013 A, First Mortgage RB	5.00%	01/01/33	1,090	925,268
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2013 B, Ref. Floating Rate Hospital RB (e)	0.80%	06/01/20	2,000	2,000,000
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/28	1,500	1,457,805
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (b)(h)	7.00%	12/01/18	500	640,075
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS-AGC) (a)	5.25%	11/15/24	1,950	2,168,790
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	2,500	2,666,625
Hidalgo County Health Services Corp. (Mission Hospital, Inc.); Series 2005, Hospital RB	5.00%	08/15/19	350	350,634
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/23	500	470,315
Houston (City of);
Series 2007 A, Ref. Public Improvement Limited Tax GO Bonds (INS-NATL) (a)	5.00%	03/01/16	1,000	1,103,350
Series 2011 A, Ref. Sub Lien Airport System RB (c)	5.00%	07/01/25	1,000	1,068,260
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (b)(e)	0.80%	06/01/17	9,000	9,038,720
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB	5.88%	05/15/21	910	1,010,910
Series 2012 A, RB	4.00%	02/15/22	700	694,421
Mesquite Health Facility Development Corp. (Christian Care Centers, Inc.); Series 2005, Retirement Facility RB	5.00%	02/15/15	440	447,300
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.25%	01/01/33	1,600	1,617,008
North Texas Tollway Authority;
Series 2008 A, Ref. First Tier System RB	6.00%	01/01/23	1,000	1,142,320
Series 2012 C, Ref. First Tier RB (b)	1.95%	01/01/19	2,000	1,928,280
Red River Health Facilities Development Corp. (Parkview on Hollybrook); Series 2013 A, First Mortgage RB	6.38%	07/01/33	500	457,000
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2009, Ref. Hospital RB	5.75%	11/15/24	1,000	1,156,740
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.00%	11/15/17	500	548,245
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (a)	5.75%	07/01/18	1,540	1,654,976
Tarrant County Cultural Education Facilities Finance Corp. (Mirador); Series 2010 B-1, TEMPS-75sm Retirement Facility RB	7.25%	11/15/16	2,680	2,684,047
Texas (State of) Transportation Commission; Series 2006 A, First Tier RB	5.00%	04/01/20	2,000	2,208,100
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002 A, First Tier CAB RB (INS-AMBAC) (a)(f)	0.00%	08/15/18	5,700	5,024,322
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/21	2,600	2,786,212
Series 2012, Gas Supply RB	5.00%	12/15/22	500	529,460
Series 2012, Gas Supply RB	5.00%	12/15/23	3,950	4,136,124
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools);
Series 2012 A, Education RB	4.63%	08/15/22	500	477,835
Series 2012 A, Education RB	5.00%	08/15/27	585	539,019
				73,830,071

Utah–0.65%

Intermountain Power Agency; Series 1993 A, Ref. Power Supply CAB RB (f)(h)	0.00%	07/01/17	1,750	1,600,375
University of Utah; Series 2007, COP (INS-AMBAC) (a)	5.00%	12/01/13	1,000	1,000,270

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Utah–(continued)

Utah (State of) Transit Authority;
Series 2012, Ref. Sales Tax RB	5.00%	06/15/21	$535	$614,726
Series 2012, Ref. Sales Tax RB	5.00%	06/15/22	505	577,654
Series 2012, Ref. Sales Tax RB	5.00%	06/15/23	655	734,491
				4,527,516

Virgin Islands–0.84%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diago); Series 2009 A, Sub. RB	6.00%	10/01/14	260	267,025
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/17	1,000	1,109,030
Series 2012 A, RB (d)	4.00%	10/01/22	2,205	2,267,137
Virgin Islands (Government of) Public Finance Authority; Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/19	2,000	2,239,140
				5,882,332

Virginia–1.30%

Dulles Town Center Community Development Authority (Dulles Town Center); Series 2012, Ref. Special Assessment RB	4.25%	03/01/26	700	627,305
Fairfax (County of) Economic Development Authority (Vinson Hall, LLC); Series 2013 A, Residential Care Facility RB	4.00%	12/01/22	1,000	935,790
Fairfax (County of) Industrial Development Authority (Inova Health System); Series 2009 A, Health Care RB	5.13%	05/15/24	1,000	1,089,210
Hanover (County of) Economic Development Authority (Covenant Woods); Series 2012 A, Residential Care Facility RB	4.00%	07/01/22	1,320	1,183,327
Route 460 Funding Corp.; Series 2012 B, Sr. Lien Toll Road CAB RB (f)	0.00%	07/01/25	600	321,756
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (c)	5.00%	01/01/27	2,500	2,480,925
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2009, RB (b)(d)(h)	8.00%	07/01/14	800	849,760
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.25%	07/01/19	780	869,349
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	716	766,450
				9,123,872

Washington–3.39%

Camas School District No. 117; Series 2007, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	12/01/13	1,500	1,500,405
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (c)	5.50%	07/01/25	1,000	1,121,650
Clark (County of) Public Utility District No. 1; Series 2009, Ref. Electric System RB	5.00%	01/01/23	1,000	1,096,680
FYI Properties (Washington State District); Series 2009, Lease RB	5.25%	06/01/26	2,000	2,185,240
Kalispel Tribe of Indians; Series 2008, RB	6.20%	01/01/16	150	145,953
Seattle (City of);
Series 2007, Ref. Solid Waste RB	5.00%	02/01/18	1,795	2,012,895
Series 2008, Ref. & Improvement Municipal Light & Power RB	5.75%	04/01/23	1,725	2,005,399
Seattle (Port of) (SEATAC Fuel Facilities LLC);
Series 2013, Ref. Special Facility RB (c)	5.00%	06/01/21	650	727,266
Series 2013, Ref. Special Facility RB (c)	5.00%	06/01/24	1,560	1,673,630
Tes Properties; Series 2009, RB	5.00%	12/01/24	1,000	1,073,910
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.13%	10/01/24	1,500	1,581,810
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.00%	06/01/22	3,260	3,670,727
Washington (State of);
Series 2004 A, Unlimited Tax GO Bonds (b)(h)	5.00%	07/01/14	3,000	3,085,890
Series 2005 C, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS-AMBAC) (a)(f)	0.00%	06/01/16	1,885	1,853,181
				23,734,636

West Virginia–0.54%

Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.63%	06/01/22	250	256,918

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

West Virginia–(continued)

West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2011 A, Ref. Solid Waste Disposal Facilities RB (b)(c)	2.25%	09/01/16	$3,000	$3,042,660
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/20	500	511,515
				3,811,093

Wisconsin–1.70%

Milwaukee (County of);
Series 2010 B, Ref. Airport RB (c)	5.00%	12/01/22	1,250	1,353,388
Series 2010 B, Ref. Airport RB (c)	5.00%	12/01/23	1,000	1,068,870
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (c)	5.38%	11/01/21	1,370	1,450,624
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.);
Series 2009 B, RB (b)	4.75%	08/15/14	1,000	1,029,440
Series 2009 B, RB (b)	5.13%	08/15/16	1,000	1,117,190
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/25	1,650	1,751,673
Series 2012, RB	5.00%	06/01/26	1,000	1,046,710
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (c)	5.30%	09/01/23	1,875	1,957,987
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2012, RB	5.00%	04/01/22	1,165	1,152,418
				11,928,300

Wyoming–0.16%

Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.38%	01/01/25	1,000	1,127,240
TOTAL INVESTMENTS(l)–99.97% (Cost $683,145,402)				700,870,935
FLOATING RATE NOTE OBLIGATIONS–(1.64)%
Notes with interest and fee rates ranging from 0.57% to 0.67% at 11/30/13 and contractual maturities of collateral ranging from 12/15/20 to 08/01/25 (See Note 1D) (m)				(11,525,000)
OTHER ASSETS LESS LIABILITIES–1.67%				11,742,349
NET ASSETS–100.00%				$701,088,284

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

Investment Abbreviations:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
COP	—Certificates of Participation
Ctfs.	—Certificates
FHA	—Federal Housing Administration
FTA	—Federal Transit Administration
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
INS	—Insurer
MFH	—Multi-Family Housing
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RAB	—Revenue Anticipation Bonds
RB	—Revenue Bonds
Ref.	—Refunding
Sr.	—Senior
Sub.	—Subordinated
TEMPS	—Tax-Exempt Mandatory Paydown Securities
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Security subject to the alternative minimum tax.

(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2013 was $17,198,893, which represented 2.45% of the Fund’s Net Assets.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.

(f)	Zero coupon bond issued at a discount.

(g)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.

(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(i)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2013 was $240,997, which represented less than 1% of the Fund’s Net Assets.

(j)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.

(k)	Advance refunded.

(l)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	8.2%
American Municipal Bond Assurance Corp.	5.1

(m)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2013. At November 30, 2013, the Fund’s investments with a value of $19,293,826 are held by Dealer Trusts and serve as collateral for the $11,525,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes

Invesco Intermediate Term Municipal Income Fund

D.	Floating Rate Note Obligations – (continued)

issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Intermediate Term Municipal Income Fund

As of November 30, 2013, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2013 was $138,509,683 and $136,689,386, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$29,216,134
Aggregate unrealized (depreciation) of investment securities	(11,648,877)
Net unrealized appreciation of investment securities	$17,567,257
Cost of investments for tax purposes is $683,303,678.

Invesco Intermediate Term Municipal Income Fund

Invesco Municipal Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2013
invesco.com/us VK-MINC-QTR-1 11/13	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–106.19%

Alabama–0.80%

Auburn University; Series 2011 A, General Fee RB	5.00%	06/01/36	$ 1,000	$1,054,340
Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital); Series 2009, Health Care Facility RB (INS-AGC) (a)	6.00%	06/01/39	1,000	1,119,920
Courtland (City of) Industrial Development Board (International Paper Co.); Series 2005 A, Ref. Solid Waste Disposal RB (b)	5.20%	06/01/25	2,500	2,506,800
Houston (County of) Health Care Authority; Series 2006 A, RB (INS-AMBAC) (a)	5.25%	10/01/30	3,670	3,536,632
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	900	725,634
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	3	—
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	4,100	4,390,034
University of Alabama Board of Trustees; Series 2008 A, Hospital RB	5.75%	09/01/22	3,000	3,342,990
University of Alabama; Series 2004 A, General RB (c)	5.00%	07/01/29	1,000	1,017,760
				17,694,110

Alaska–1.31%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services);
Series 2011 A, RB	5.00%	10/01/40	1,250	1,238,974
Series 2011 A, RB	5.50%	10/01/41	3,000	3,143,640
Alaska (State of) International Airports System;
Series 2006 B, Ref. RB (INS-NATL) (a)	5.00%	10/01/24	6,525	7,126,734
Series 2006 D, Ref. RB (INS-NATL) (a)	5.00%	10/01/24	9,570	10,390,914
Alaska (State of) Municipal Bond Bank Authority; Series 2009 1, RB	5.75%	09/01/33	200	221,174
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center); Series 2009, Lease RB (INS-AGC) (a)	6.00%	09/01/28	5,000	5,868,050
Southeast Alaska Power Agency; Series 2009, Ref. Electric RB (INS-AGC) (a)	5.38%	06/01/28	1,025	1,030,607
				29,020,093

Arizona–2.92%

Arizona (State of) Health Facilities Authority (Banner Health); Series 2008 D, RB (INS-BHAC) (a)	5.50%	01/01/38	5,000	5,273,950
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-1, RB	5.25%	03/01/39	5,000	5,049,150
Arizona (State of);
Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/24	2,375	2,493,797
Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/26	2,420	2,514,961
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network);
Series 2005, Ref. Hospital RB	5.00%	12/01/35	1,655	1,638,649
Series 2005 B, Ref. Hospital RB	5.25%	12/01/23	3,250	3,334,955
Series 2005 B, Ref. Hospital RB	5.25%	12/01/25	2,250	2,293,537
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	1,000	1,001,070
Series 2010, RB	5.13%	05/15/40	2,150	2,142,238
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (a)	5.25%	01/01/32	1,665	1,683,348
Goodyear (City of); Series 2010, Sub. Lien Water & Sewer RB	5.63%	07/01/39	1,000	1,042,640
Navajo County Pollution Control Corp.;
Series 2009 C, PCR (d)	5.50%	06/01/14	1,000	1,023,410
Series 2009 E, PCR (d)	5.75%	06/01/16	1,000	1,106,800
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	600	513,726
Series 2009, Education RB	7.13%	01/01/45	570	488,473
Phoenix (City of) Industrial Development Authority (Great Hearts Academies);
Series 2012, Education RB	6.30%	07/01/42	1,000	954,910
Series 2012, Education RB	6.40%	07/01/47	400	381,868
Phoenix (City of) Industrial Development Authority (Rowan University);
Series 2012, Lease RB	5.00%	06/01/42	5,000	4,844,950

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

Series 2012, Lease RB	5.25%	06/01/34	$ 3,000	$3,036,930
Phoenix Civic Improvement Corp.;
Series 2004, Jr. Lien Wastewater System RB (INS-NATL) (a)	5.00%	07/01/27	2,000	2,039,680
Series 2008 B, Sr. Lien Airport RB (b)	5.25%	07/01/19	1,000	1,141,610
Pima (County of) Industrial Development Authority (Global Water Resources, LLC);
Series 2007, Water & Wastewater RB (b)	6.55%	12/01/37	1,600	1,600,544
Series 2008, Water & Wastewater RB (b)	6.38%	12/01/18	617	625,947
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	1,925	1,907,617
Pinal (County of) Electric District No. 3; Series 2011, Ref. Electrical System RB	5.25%	07/01/41	2,000	2,062,360
Pinal (County of) Electric District No. 4;
Series 2008, Electrical System RB	6.00%	12/01/23	550	595,177
Series 2008, Electrical System RB	6.00%	12/01/28	740	774,573
Salt River Project Agricultural Improvement & Power District;
Series 2009 A, Electric System RB (e)	5.00%	01/01/25	3,000	3,342,120
Series 2009 A, Electric System RB (e)	5.00%	01/01/28	2,000	2,160,640
University Medical Center Corp.; Series 2009, Hospital RB	6.00%	07/01/24	1,250	1,369,138
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. Unlimited Tax GO Bonds (f)	6.00%	07/15/27	2,000	2,066,280
Series 2013 B, Unlimited Tax GO Bonds (f)	5.70%	07/15/29	775	771,768
Series 2013 B, Unlimited Tax GO Bonds (f)	6.00%	07/15/33	710	710,966
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System);
Series 2011, Ref. Hospital Facility RB	5.25%	10/01/25	1,000	1,104,590
Series 2011, Ref. Hospital Facility RB	5.25%	10/01/26	500	547,840
Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (INS-SGI) (a)	5.00%	07/01/24	1,000	1,062,670
				64,702,882

Arkansas–0.16%

Arkansas State University (Jonesboro Campus); Series 2009, Housing System RB (INS-AGM) (a)	5.00%	03/01/34	1,825	1,897,453
Little Rock (City of); Series 2009, Library Construction & Improvement Limited Tax GO Bonds	4.60%	03/01/24	1,495	1,639,327
				3,536,780

California–11.45%

Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	6.75%	07/01/39	2,000	2,077,880
Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM) (a)	5.00%	12/01/25	4,535	4,949,000
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB	5.38%	10/01/36	735	801,121
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS-SGI) (a)	5.25%	09/01/35	3,780	3,424,945
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/31	40	17,209
Big Bear Lake (City of); Series 1996, Ref. Water RB (INS-NATL) (a)	6.00%	04/01/22	2,000	2,281,900
California (State of) Department of Veterans Affairs; Series 2007 A, Home Purchase RB (b)(e)	4.95%	12/01/37	9,585	9,622,094
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/39	5,000	5,389,800
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS-AGM) (a)	5.25%	07/01/38	500	501,770
California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB (c)(d)	5.50%	02/01/20	1,000	1,209,170
California (State of) Housing Finance Agency;
Series 1983 B, Home Mortgage CAB RB (CEP-FHA) (g)	0.00%	08/01/15	10	9,074
Series 2008 K, Home Mortgage RB (b)	5.30%	08/01/23	1,835	1,852,616
Series 2008 K, Home Mortgage RB (b)	5.45%	08/01/28	4,000	3,982,160
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB	5.00%	01/01/28	1,525	1,576,164
Series 2011, RB	5.75%	01/01/33	450	487,449
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB (b)(f)	5.00%	07/01/30	3,160	2,880,245

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Series 2012, Water Furnishing RB (b)(f)	5.00%	07/01/37	$ 6,955	$6,004,391
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/42	2,000	1,774,940
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	5,019,250
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/38	1,250	1,159,000
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008, RB (INS-Cal-Mortgage) (a)	5.75%	08/15/38	500	517,750
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/32	7,000	7,042,630
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP-FHA)	6.25%	08/01/24	1,730	2,049,756
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, Water & Wastewater RB (c)	5.25%	10/01/24	270	273,634
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB	6.25%	11/15/19	500	557,505
Series 2009, Senior Living RB	6.63%	11/15/24	2,000	2,196,200
California (State of);
Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/19	3,500	4,294,185
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	250	270,413
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	5,000	5,090,550
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/36	5,000	5,160,650
Capistrano Unified School District; Series 2005, Community Facilities Special Tax RB (INS-NATL) (a)	5.00%	09/01/25	5,000	5,041,800
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	08/01/29	1,585	727,626
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/39	1,000	233,420
Earlimart School District; Series 1994 1, Unlimited Tax GO Bonds (INS-AMBAC) (a)	6.70%	08/01/21	425	500,939
El Centro (City of) Financing Authority; Series 2006 A, Wastewater RB (INS-AGM) (a)	5.00%	10/01/26	2,000	2,173,180
El Segundo Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/32	5,030	1,823,023
Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/33	4,185	1,425,578
Folsom (City of) Public Financing Authority; Series 2007 A, Special Tax RB (INS-AMBAC) (a)	5.00%	09/01/28	1,000	990,660
Foothill-Eastern Transportation Corridor Agency; Series 1999, Ref. Toll Road CAB RB (c)(d)(g)	0.00%	02/01/14	3,000	2,512,560
Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	1,500	1,424,835
Golden West Schools Financing Authority; Series 1999 A, Ref. RB (INS-NATL) (a)	5.75%	08/01/19	265	307,538
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS-AGM) (a)	5.00%	08/01/26	2,000	2,201,740
Hayward Unified School District (Election of 2008); Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/34	1,500	465,615
Lancaster (City of) Redevelopment Agency (Combined Redevelopment Areas); Series 2009, Tax Allocation RB	6.50%	08/01/29	2,000	2,110,980
Long Beach Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds	5.75%	08/01/33	5,000	5,645,500
Los Angeles (City of) Department of Water & Power; Subseries 2008 A-1, Power System RB (e)	5.25%	07/01/38	2,000	2,116,680
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/31	1,500	1,593,045
Los Angeles Unified School District (Election of 2002); Series 2007 B, Unlimited Tax GO Bonds (INS-AMBAC) (a)	4.50%	07/01/26	2,000	2,118,500
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.00%	07/01/29	3,000	3,262,890
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(g)	0.00%	08/01/35	3,260	966,362
Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS-AGM) (a)	5.63%	10/01/34	1,500	1,595,205
Oakland (Port of);
Series 2007 A, Ref. Intermediate Lien RB (INS-NATL) (a)(b)	5.00%	11/01/29	4,000	4,092,560
Series 2012 P, Ref. Sr. Lien RB (b)	5.00%	05/01/28	2,000	2,075,060
Oceanside Unified School District; Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/33	775	813,176

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Palomar Pomerado Health (Election of 2004); Series 2005 A, Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.00%	08/01/26	$ 1,080	$1,136,657
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/37	1,170	296,068
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/38	4,770	1,130,824
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/39	5,010	1,117,631
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/40	5,260	1,098,235
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/41	5,520	1,083,852
Pittsburg Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO Bonds (INS-AGM) (a)	5.50%	08/01/31	2,420	2,661,952
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/35	1,500	466,740
Poway Unified School District (Community Facilities District No. 6); Series 2007, Special Tax RB (INS-AMBAC) (a)	5.00%	09/01/35	5,000	4,742,350
Redlands Unified School District (Election of 2008); Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	07/01/25	1,415	1,551,222
Redondo Beach Unified School District (Election of 2008); Series 2008 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.13%	08/01/37	2,000	2,092,780
Regents of the University of California;
Series 2009 O, General RB	5.25%	05/15/39	500	533,615
Series 2009 O, General RB (e)	5.75%	05/15/23	5,570	6,577,724
Series 2009 O, General RB (e)	5.75%	05/15/25	8,205	9,689,449
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	2,500	2,787,750
Riverside (City of); Series 2008 D, Electric RB (INS-AGM) (a)	5.00%	10/01/38	6,335	6,551,657
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/44	2,500	2,510,875
Sacramento (County of);
Series 2009 B, Sr. Airport System RB (INS-AGC) (a)	5.50%	07/01/34	1,500	1,647,795
Series 2010, Sr. Airport System RB	5.00%	07/01/40	4,300	4,311,782
San Bernardino Community College District (Election of 2008); Series 2008 A, Unlimited Tax GO Bonds (c)(d)	6.50%	08/01/18	525	655,100
San Buenaventura (City of) (Community Memorial Health System);
Series 2011, RB	6.25%	12/01/20	1,000	1,106,050
Series 2011, RB	6.50%	12/01/21	2,000	2,245,680
Series 2011, RB	6.50%	12/01/22	2,000	2,224,500
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds (e)	5.25%	08/01/33	7,500	8,345,250
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB (b)	5.00%	05/01/23	10,000	11,046,500
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB	6.00%	08/01/24	1,000	1,086,180
San Joaquin (County of) Transportation Authority (Measure K); Series 2011 A, Limited Sales Tax RB	5.25%	03/01/31	1,500	1,614,045
San Jose (City of);
Series 2011 A-1, Airport RB (b)	5.25%	03/01/26	2,730	2,954,297
Series 2011 A-1, Airport RB (b)	6.25%	03/01/34	2,500	2,768,050
San Marcos (City of) Public Facilities Authority; Series 2006 A, Ref. Tax Increment Pass-Through RB (INS-AMBAC) (a)	5.00%	10/01/31	5,140	5,056,269
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.38%	09/01/29	2,530	2,528,431
South Orange (County of) Public Financing Authority (Ladera Ranch); Series 2005 A, Special Tax RB (INS-AMBAC) (a)	5.00%	08/15/27	5,380	5,386,994
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2005 A, Ref. RB (INS-AMBAC) (a)	5.00%	10/01/35	2,000	1,836,740
Southern California Metropolitan Water District; Series 2005 A, RB (INS-AGM) (a)	5.00%	07/01/35	2,000	2,089,520
Southern California Public Power Authority (Mead-Adelanto); Series 1994 A, RB (INS-AMBAC) (a)(h)	9.68%	07/01/15	9,000	9,660,420
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/26	1,250	713,787
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,000	3,248,820
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	08/01/27	7,865	3,824,671

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS-AGC) (a)	5.50%	09/01/34	$ 1,000	$1,052,210
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/24	3,570	2,320,714
Yuba (County of) Levee Financing Authority; Series 2008 A, RB (INS-AGC) (a)	5.00%	09/01/33	1,500	1,533,660
				253,978,769

Colorado–2.55%

Colorado (State of) Educational & Cultural Facilities Authority (Challenge to Excellence Charter School); Series 2007, Ref. Charter School RB (INS-AGC) (a)	5.00%	06/01/37	1,070	1,077,511
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2004 A, RB	5.25%	06/01/34	1,000	996,890
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2013, RB	5.63%	06/01/43	2,500	2,523,800
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/41	2,650	2,694,626
Series 2010, Private Activity RB	6.50%	01/15/30	2,400	2,590,968
Colorado (State of) Water Resources & Power Development Authority (City of Fountain Electric, Water & Wastewater Utility Enterprise);
Series 2009 A, Water Resource RB (INS-AGC) (a)	5.13%	12/01/30	400	425,152
Series 2009 A, Water Resource RB (INS-AGC) (a)	5.25%	12/01/38	525	545,858
Colorado Springs (City of);
Series 2002, Hospital RB (c)(d)	5.25%	12/15/18	3,375	4,045,039
Series 2002, Hospital RB (c)(d)	5.25%	12/15/18	3,530	4,230,811
Series 2010 D-1, Utilities System RB	5.25%	11/15/33	1,000	1,096,910
Denver (City & County of) (Justice System);
Series 2008, Unlimited Tax GO Bonds (e)	5.00%	08/01/24	6,000	6,869,820
Series 2008, Unlimited Tax GO Bonds (e)	5.00%	08/01/25	1,500	1,707,705
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (a)	5.00%	12/01/35	5,680	5,546,634
Denver (City of) Health & Hospital Authority; Series 2004 A, Ref. Health Care RB (c)(d)	6.25%	12/01/14	750	795,743
E-470 Public Highway Authority; Series 1997 B, Sr. CAB RB (INS-NATL) (a)(g)	0.00%	09/01/14	20,000	19,739,200
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	500	452,105
University of Colorado; Series 2009 A, Enterprise System RB	5.25%	06/01/30	1,075	1,191,691
				56,530,463

Connecticut–1.02%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (a)(b)	6.60%	07/01/24	1,000	1,002,810
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (b)	5.50%	04/01/21	3,000	3,351,900
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare);
Series 2011 A, RB	5.00%	07/01/26	1,000	1,055,820
Series 2011 A, RB	5.00%	07/01/41	5,700	5,636,616
Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University);
Series 2007 J, RB (INS-NATL) (a)	5.75%	07/01/33	1,000	1,102,840
Series 2007 K-2, RB (INS-NATL) (a)	5.00%	07/01/23	1,100	1,213,685
Connecticut (State of) Health & Educational Facilities Authority (Western Connecticut Health Network); Series 2011 M, RB	5.38%	07/01/41	5,000	5,121,700
Hamden (Town of) (Whitney Center); Series 2009 C, RB (d)	7.25%	01/01/16	1,000	1,013,280
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/39	3,000	3,254,970
				22,753,621

Delaware–0.08%

Delaware (State of) Economic Development Authority (Delmarva Power & Light Co.); Series 2010, Ref. Gas Facilities RB	5.40%	02/01/31	1,050	1,104,369
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/22	630	644,673
				1,749,042

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

District of Columbia–2.21%

District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB	6.38%	03/01/31	$ 2,980	$3,003,691
Series 2011, RB	6.63%	03/01/41	1,100	1,118,183
District of Columbia (National Public Radio, Inc.); Series 2010 A, RB (c)(d)	5.00%	04/01/15	1,205	1,281,795
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB	6.38%	10/01/34	2,200	2,359,984
District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility Sub. Lien RB (INS-AGM) (a)	5.50%	10/01/41	4,000	4,347,760
District of Columbia;
Series 2006 B-1, Ballpark RB (INS-NATL) (a)	5.00%	02/01/31	12,000	12,043,200
Series 2009 A, Sec. Income Tax RB (e)	5.00%	12/01/23	10,715	12,290,319
Series 2009 A, Sec. Income Tax RB (e)	5.25%	12/01/27	6,860	7,706,112
Series 2009 B, Ref. Sec. Income Tax RB (e)	5.00%	12/01/24	4,285	4,894,584
				49,045,628

Florida–6.36%

Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	1,000	987,870
Series 2007, IDR	5.88%	11/15/36	1,000	820,910
Broward (County of); Series 2009 A, Water & Sewer Utility RB	5.13%	10/01/28	1,500	1,640,175
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	3,000	3,409,950
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/20	2,515	2,858,675
Crossings at Fleming Island Community Development District; Series 2000 B, Ref. Special Assessment RB (INS-NATL) (a)	5.80%	05/01/16	575	567,071
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/42	3,250	3,383,412
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (a)	5.95%	07/01/20	430	454,446
Florida (State of) Board of Education; Series 2007 A, Ref. Public Education Capital Outlay Unlimited Tax GO Bonds	5.00%	06/01/19	3,715	4,135,389
Florida (State of) Department of Transportation;
Series 2008 A, Ref. Turnpike RB (e)	5.00%	07/01/26	1,305	1,466,820
Series 2008 A, Ref. Turnpike RB (e)	5.00%	07/01/27	1,325	1,460,230
Series 2008 A, Ref. Turnpike RB (e)	5.00%	07/01/28	1,440	1,577,750
Series 2008 A, Ref. Turnpike RB (e)	5.00%	07/01/32	2,500	2,698,325
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College); Series 2010, RB	5.00%	12/01/37	2,250	2,287,192
Florida (State of) Mid-Bay Bridge Authority;
Series 1991 A, RB (c)	6.88%	10/01/22	2,500	3,262,300
Series 2008 A, Ref. RB (INS-AGC) (a)	5.00%	10/01/27	1,840	1,880,701
Florida Housing Finance Corp. (Homeowner Mortgage);
Series 2008 1, RB (CEP-GNMA) (b)	5.80%	07/01/28	825	850,352
Series 2008 1, RB (CEP-GNMA) (b)	6.00%	07/01/39	500	522,220
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2006 C, RB (c)(d)	5.25%	11/15/16	100	113,730
Series 2006 C, RB	5.25%	11/15/36	3,900	3,993,210
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGC) (a)(b)	5.38%	10/01/33	2,500	2,649,500
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.50%	11/15/42	6,500	6,338,995
Miami (City of); Series 2009, Ref. Parking System RB (INS-AGC) (a)	5.00%	10/01/34	500	506,785
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	5.38%	07/01/29	1,000	1,082,210
Miami-Dade (County of) (Jackson Health System);
Series 2009, Public Facilities RB (INS-AGC) (a)	5.63%	06/01/34	1,000	1,035,830
Series 2009, Public Facilities RB (INS-AGC) (a)	5.75%	06/01/39	775	800,443
Miami-Dade (County of) (Miami International Airport);
Series 2005, Aviation RB (INS-AGC) (a)(b)	5.00%	10/01/38	16,100	15,762,544
Series 2010 A, Aviation RB	5.38%	10/01/35	3,105	3,228,921
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS-BHAC) (a)	5.50%	04/01/38	4,000	4,237,800
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGM) (a)	5.00%	07/01/35	3,350	3,431,036
Miami-Dade (County of) School Board; Series 2008 B, COP (INS-AGC) (a)	5.25%	05/01/26	5,000	5,394,800

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Miami-Dade (County of);
Series 2005 B, Sub. Special Obligation RB (INS-NATL) (a)	5.00%	10/01/35	$ 2,500	$2,505,275
Series 2009 C, Professional Sports Franchise Facility Tax RB (INS-AGC) (a)	5.75%	10/01/39	550	581,741
Series 2010, Water & Sewer System RB (INS-AGM) (a)	5.00%	10/01/39	4,500	4,583,160
Series 2010 B, Aviation RB (INS-AGM) (a)	5.00%	10/01/35	1,205	1,223,039
Series 2012 A, Ref. Aviation RB (b)	5.00%	10/01/30	2,000	2,018,360
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM) (a)	5.00%	10/01/35	3,800	3,895,266
Palm Beach (County of) Health Facilities Authority (Bethesda Health Care System, Inc.); Series 2010 A, RB (INS-AGM) (a)	5.00%	07/01/30	625	644,963
Palm Beach (County of) Health Facilities Authority (The Waterford);
Series 2007, RB	5.25%	11/15/17	1,540	1,634,464
Series 2007, RB	5.88%	11/15/37	800	800,536
Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS-AGC) (a)	5.00%	09/01/35	1,500	1,554,420
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (a)(d)	5.35%	05/01/18	5,200	5,961,228
Reunion East Community Development District; Series 2005, Special Assessment RB (i)	5.80%	05/01/36	490	340,795
Seminole Indian Tribe of Florida;
Series 2007 A, Special Obligation RB (f)	5.25%	10/01/27	3,500	3,606,050
Series 2007 A, Special Obligation RB (f)	5.75%	10/01/22	500	529,455
Seven Oaks Community Development District II; Series 2003 A, Special Assessment RB	6.40%	05/01/34	1,310	1,143,263
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (e)	5.00%	08/15/42	18,000	17,755,560
Sunrise (City of);
Series 1998, Ref. Utility System RB (c)(d)	5.20%	10/01/20	1,725	2,071,138
Series 1998, Ref. Utility System RB (INS-AMBAC) (a)	5.00%	10/01/28	1,150	1,197,507
Series 1998, Ref. Utility System RB (INS-AMBAC) (a)	5.20%	10/01/22	2,275	2,490,192
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL) (a)	6.00%	10/01/29	3,000	3,657,090
				141,033,094

Georgia–2.38%

Atkinson & Coffee (Counties of) Joint Development Authority (SGC Real Estate Foundation II LLC); Series 2009, RB (INS-AGC) (a)	5.25%	06/01/34	1,000	1,040,660
Atlanta (City of) (Atlantic Station);
Series 2007, Ref. Tax Allocation RB (INS-AGC) (a)	5.25%	12/01/21	1,370	1,457,160
Series 2007, Ref. Tax Allocation RB (INS-AGC) (a)	5.25%	12/01/22	1,000	1,057,240
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	4,810	5,546,940
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	2,500	2,603,250
Atlanta (City of);
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)	5.00%	01/01/33	4,000	4,068,640
Series 2004 J, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)	5.00%	01/01/34	3,000	3,084,420
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,000	1,154,890
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,000	1,151,970
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.25%	11/01/34	1,500	1,562,610
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.38%	11/01/39	1,500	1,554,105
Series 2010 C, Ref. General Airport RB	5.25%	01/01/30	1,500	1,587,165
Series 2010 C, Ref. General Airport RB	6.00%	01/01/30	1,000	1,136,890
Series 2010 C, Ref. General Airport RB (INS-AGM) (a)	5.25%	01/01/30	1,500	1,594,695
Augusta (City of); Series 2004, Water & Sewerage RB (INS-AGM) (a)	5.25%	10/01/39	3,000	3,082,020
DeKalb (County of) Private Hospital Authority (Children’s Healthcare of Atlanta, Inc.); Series 2009, RAC	5.00%	11/15/19	600	698,028
Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2009 A-2, Retirement Community RB	6.38%	11/15/29	700	747,026
Georgia (State of) Municipal Electric Authority;
Series 1998 Y, Power RB (c)(d)	6.50%	01/01/14	145	145,825
Series 1998 Y, Power RB (c)	6.50%	01/01/17	410	430,074
Series 1998 Y, Power RB (INS-NATL) (a)	6.50%	01/01/17	9,445	10,191,816
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS-AGM) (a)	5.50%	07/01/34	1,000	1,033,170

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.); Series 2009, RAC	5.00%	08/01/32	$ 2,000	$2,064,020
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.); Series 2008, RAC (INS-AGC) (a)	6.38%	08/01/29	2,135	2,336,138
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC	5.25%	01/01/29	1,500	1,555,770
Savannah (City of) Economic Development Authority (SSU Community Development I, LLC); Series 2010, RB (INS-AGC) (a)	5.50%	06/15/35	1,020	1,077,834
Thomasville (City of) Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC	5.13%	11/01/30	750	765,735
				52,728,091

Guam–0.05%

Guam (Territory of) Power Authority; Series 2010 A, RB (INS-AGM) (a)	5.00%	10/01/37	1,100	1,089,341

Hawaii–0.45%

Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2009, Special Purpose RB	6.50%	07/01/39	2,000	2,169,940
Hawaii (State of) Department of Budget & Finance;
Series 2009 C-1, Special Purpose Senior Living RB	7.50%	11/15/15	500	501,225
Series 2012, Ref. Special Purpose Senior Living RB	5.13%	11/15/32	1,500	1,508,535
Series 2012, Ref. Special Purpose Senior Living RB	5.25%	11/15/37	1,250	1,251,300
Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds (e)	5.25%	04/01/29	4,120	4,480,047
				9,911,047

Idaho–0.70%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	1,000	1,119,180
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	6.13%	12/01/28	655	746,648
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	550	547,690
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund);
Series 2008 A, Grant & RAB (INS-AGC) (a)	5.25%	07/15/23	4,230	4,763,614
Series 2008 A, Grant & RAB (INS-AGC) (a)	5.25%	07/15/24	3,485	3,888,668
Idaho (State of) Housing & Finance Association;
Series 2008 A, Class I, Single Family Mortgage RB (b)	5.75%	07/01/39	10	10,013
Series 2008 A, Class II, Single Family Mortgage RB (b)	5.85%	07/01/36	1,320	1,329,161
Series 2008 A, Class III, Single Family Mortgage RB (b)	5.70%	07/01/28	3,130	3,187,279
				15,592,253

Illinois–13.72%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	2,250	2,125,777
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	1,500	1,322,250
Bourbonnais (Village of) (Olivet Nazarene University); Series 2007, Industrial Project RB (INS-Radian) (a)	5.13%	11/01/37	3,755	3,465,565
Chicago (City of) (Cottage View Terrace Apartments); Series 2000 A, FHA/GNMA Collateralized MFH RB (CEP-GNMA) (b)	6.13%	02/20/42	1,450	1,451,218
Chicago (City of) (Diversey/Narragansett); Series 2006, COP	7.46%	02/15/26	460	344,476
Chicago (City of) (Midway Airport);
Series 2004 B, Ref. Second Lien RB (INS-AMBAC) (a)	5.00%	01/01/21	5,925	6,151,690
Series 2004 B, Ref. Second Lien RB (INS-AMBAC) (a)	5.00%	01/01/22	6,220	6,457,977
Series 2013 A, Ref. Second Lien RB (b)	5.50%	01/01/32	5,000	5,067,550
Chicago (City of) (O’Hare International Airport);
Series 2003 E, Ref. Third Lien General Airport RB (INS-AGC) (a)	5.00%	01/01/34	5,000	4,993,500
Series 2003 E, Ref. Third Lien General Airport RB (INS-AGC) (a)	5.25%	01/01/21	2,840	2,852,922
Series 2003 E, Ref. Third Lien General Airport RB (INS-AGC) (a)	5.25%	01/01/23	3,120	3,134,196
Series 2003 E, Ref. Third Lien General Airport RB (INS-AGC) (a)	5.25%	01/01/24	1,430	1,436,507
Series 2004 A, Ref. Third Lien General Airport RB (INS-AGC) (a)	5.00%	01/01/29	1,000	1,004,110
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)	5.25%	01/01/24	6,000	6,326,100
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)	5.25%	01/01/26	3,855	4,082,329
Series 2005 A, Third Lien General Airport RB (INS-NATL) (a)	5.25%	01/01/24	5,000	5,314,850
Series 2008 A, Third Lien General Airport RB (INS-AGM) (a)(e)	5.00%	01/01/33	3,000	3,008,670

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Series 2012 B, Ref. Sr. Lien General Airport RB (b)	5.00%	01/01/30	$ 5,000	$5,016,250
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/22	3,388	3,387,661
Chicago (City of) (San Drain & Ship Canal); Series 1997 A, Tax Increment Allocation RB	7.75%	01/01/14	245	245,929
Chicago (City of) Board of Education (School Reform);
Series 1998 B-1, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	12/01/19	2,845	2,266,412
Series 1999 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	12/01/19	1,500	1,194,945
Series 1999 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	12/01/25	1,020	509,368
Chicago (City of) Metropolitan Water Reclamation District; Series 2011 B, Capital Improvement Limited Tax GO Bonds (e)	5.00%	12/01/24	15,000	16,590,150
Chicago (City of) Park District; Series 2008 F, Limited Tax GO Bonds	5.50%	01/01/33	1,270	1,344,409
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/25	4,840	5,004,173
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (e)	5.25%	12/01/36	12,000	12,267,360
Chicago (City of);
Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS-NATL) (a)	5.38%	01/01/17	2,000	2,174,020
Series 2002 A, Ref. Project Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.63%	01/01/39	145	144,124
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(e)	5.25%	01/01/24	4,200	4,302,102
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(e)	5.25%	01/01/25	4,400	4,483,952
Series 2011, COP	7.13%	05/01/21	2,800	3,038,840
Series 2011 A, Sales Tax RB	5.00%	01/01/41	1,000	999,950
Cook County School District No. 100 (Berwyn South);
Series 1997, Unlimited Tax GO Bonds (INS-AGM) (a)	8.10%	12/01/16	345	407,959
Series 1997, Unlimited Tax GO Bonds (INS-AGM) (a)	8.20%	12/01/14	290	310,022
Cook County School District No. 122 (Ridgeland);
Series 2000, Unlimited Tax CAB GO Bonds (c)(g)	0.00%	12/01/17	2,605	2,488,947
Series 2000, Unlimited Tax CAB GO Bonds (c)(g)	0.00%	12/01/18	2,995	2,647,999
Series 2000, Unlimited Tax CAB GO Bonds (c)(g)	0.00%	12/01/20	4,050	3,219,142
DeKalb County Community Unit School District No. 428;
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/26	2,600	2,775,708
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/27	990	1,057,924
Gilberts (Village of) Special Service Area No. 19 (The Conservancy); Series 2006-1, Special Tax RB (i)	5.38%	03/01/16	1,000	344,940
Huntley (Village of) Special Service Area No. 10; Series 2007, Ref. Special Tax RB (INS-AGC) (a)	5.10%	03/01/29	3,000	3,050,850
Illinois (State of) Department of Central Management Services; Series 1999, COP (INS-NATL) (a)	5.85%	07/01/19	1,750	1,756,633
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB	6.50%	11/01/38	1,000	1,124,830
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	6.00%	03/01/38	2,500	2,641,250
Illinois (State of) Finance Authority (DePaul University); Series 2011 A, RB	6.00%	10/01/32	1,000	1,093,450
Illinois (State of) Finance Authority (Evangelical Hospitals);
Series 1992 A, Ref. RB (c)	6.25%	04/15/22	1,000	1,231,220
Series 1992 C, RB (c)	6.25%	04/15/22	1,150	1,436,224
Illinois (State of) Finance Authority (Fairview Obligated Group);
Series 2008 A, Ref. RB (i)	0.00%	08/15/18	1,000	7,810
Series 2008 A, Ref. RB (i)	0.00%	08/15/28	1,500	11,715
Series 2008 A, Ref. RB (i)	6.00%	08/15/22	250	1,953
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/42	5,075	4,998,824
Illinois (State of) Finance Authority (Lutheran Home & Services);
Series 2012, Ref. RB	5.00%	05/15/22	2,335	2,269,083
Series 2012, Ref. RB	5.50%	05/15/27	2,250	2,165,107
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (e)	5.38%	08/15/24	1,000	1,119,750
Series 2009 A, RB (e)	5.75%	08/15/30	2,000	2,208,020
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	1,500	1,475,175
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.75%	08/15/33	2,000	1,971,900
Illinois (State of) Finance Authority (Resurrection Health Care Corp.);
Series 1999 A, RB (INS-AGM) (a)	5.50%	05/15/24	12,000	12,917,760
Series 1999 B, RB (INS-AGM) (a)	5.00%	05/15/17	5,100	5,580,624
Series 1999 B, RB (INS-AGM) (a)	5.00%	05/15/18	5,050	5,575,099
Series 1999 B, RB (INS-AGM) (a)	5.25%	05/15/29	3,000	3,085,710
Series 2009, Ref. RB	6.13%	05/15/25	2,870	3,127,956

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	$ 2,000	$2,127,980
Illinois (State of) Finance Authority (Robert Morris College);
Series 2000, RB (INS-NATL) (a)	5.75%	06/01/20	1,305	1,307,493
Series 2000, RB (INS-NATL) (a)	5.80%	06/01/30	1,000	1,000,450
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.40%	04/01/27	1,000	1,005,530
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	4,500	5,265,270
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB	5.50%	08/01/37	3,500	3,616,410
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/23	2,745	2,981,646
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB (INS-AGM) (a)	5.38%	03/01/35	1,000	1,026,060
Illinois (State of) Finance Authority (The Carle Foundation);
Series 2011 A, RB	5.75%	08/15/34	1,000	1,061,540
Series 2011 A, RB	6.00%	08/15/41	4,000	4,304,640
Series 2011 A, RB (INS-AGM) (a)	6.00%	08/15/41	650	694,753
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 B, Ref. Conv. CAB RB (INS-NATL) (a)(j)	5.65%	06/15/22	20,000	18,340,800
Series 2002 B, Ref. RB (INS-NATL) (a)	5.40%	06/15/19	9,250	10,354,542
Series 2012 A, RB	5.00%	06/15/42	3,175	3,196,876
Illinois (State of) Municipal Electric Agency; Series 2006, Power Supply System RB (INS-NATL)(a)	5.00%	02/01/26	4,000	4,291,520
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (e)	5.00%	01/01/38	8,000	7,966,320
Illinois (State of);
Series 1991, Civic Center RB (INS-AMBAC) (a)	6.25%	12/15/20	2,880	3,223,901
Series 2013, Unlimited Tax GO Bonds	5.25%	07/01/31	4,000	4,005,760
Lake County Community Consolidated School District No. 50 (Woodland); Series 2000 B, Unlimited Tax CAB GO Bonds (c)(g)	0.00%	12/01/14	1,200	1,197,012
Lake County Community Unit School District No. 60 (Waukegan);
Series 1999 A, Unlimited Tax CAB GO Bonds (c)(g)	0.00%	12/01/17	2,875	2,746,919
Series 1999 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	12/01/17	3,915	3,584,926
McHenry & Kane Counties Community Consolidated School District No. 158 (Huntley); Series 2000, Unlimited Tax CAB GO Bonds (c)(g)	0.00%	01/01/17	3,000	2,904,510
McHenry (County of) Special Service Area (Wonder Lake Dredging); Series 2010, Special Tax RB	6.50%	03/01/30	3,820	4,004,048
McHenry County Community High School District No. 154 (Marengo); Series 2001, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	01/01/16	1,330	1,302,309
Northern Illinois University;
Series 2011, Ref. Auxiliary Facilities System RB (INS-AGM) (a)	5.25%	04/01/28	2,000	2,085,440
Series 2011, Ref. Auxiliary Facilities System RB (INS-AGM) (a)	5.50%	04/01/26	2,000	2,145,020
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB (i)	5.80%	03/01/37	1,500	496,380
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/21	1,000	1,132,460
Series 2010, RB	6.00%	06/01/28	10,000	10,906,600
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB (i)	6.25%	03/01/35	958	556,454
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.13%	04/01/36	1,000	1,020,460
Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/36	535	502,499
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (b)	7.00%	12/01/42	410	395,252
				304,364,696

Indiana–2.11%

Carmel (City of) (Barrington Carmel); Series 2012 C-2, TEMPS-65sm RB	5.25%	11/15/18	2,500	2,424,650
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana); Series 2007, Hospital RB	5.50%	03/01/22	500	534,840
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.00%	10/01/41	11,000	11,098,670

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	$ 1,220	$1,163,343
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	2,500	2,313,575
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services); Series 2006 E, Ref. Health System RB (INS-AGM) (a)	5.25%	05/15/41	2,000	2,016,780
Indiana (State of) Municipal Power Agency;
Series 2009 B, Power Supply System RB	5.75%	01/01/29	200	225,572
Series 2009 B, Power Supply System RB	6.00%	01/01/39	3,000	3,304,110
Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. Special Facilities RB (b)	5.10%	01/15/17	1,500	1,660,545
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport Authority); Series 2006 F, RB (INS-AMBAC) (a)(b)	5.00%	01/01/18	500	545,390
Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (INS-AGC) (a)	5.25%	01/01/29	1,000	1,068,870
Indianapolis Local Public Improvement Bond Bank; Series 1992 D, RB (c)	6.75%	02/01/14	130	131,427
Monroe County Community 1996 School Building Corp.; Series 2009, First Mortgage RB (INS-AGM) (a)	5.25%	01/15/27	2,815	3,031,755
Noblesville (City of) Redevelopment Authority (146th Street Extension); Series 2006 A, Economic Development Lease Rental RB	5.25%	08/01/25	1,570	1,722,353
Petersburg (City of) (Indianapolis Power & Light Co.); Series 1993 B, Ref. PCR (INS-NATL) (a)	5.40%	08/01/17	9,850	11,089,426
Rockville School Building Corp.; Series 2006, First Mortgage RB (INS-AGM) (a)	5.00%	07/15/26	1,000	1,052,680
St. Joseph (County of) Redevelopment District;
Series 1997 B, Tax Increment Allocation CAB RB (g)	0.00%	06/30/14	130	124,805
Series 1997 B, Tax Increment Allocation CAB RB (g)	0.00%	06/30/15	130	115,578
Series 1997 B, Tax Increment Allocation CAB RB (g)	0.00%	06/30/16	135	111,155
Series 1997 B, Tax Increment Allocation CAB RB (g)	0.00%	06/30/17	225	171,547
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (b)	6.75%	01/01/34	1,500	1,516,215
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (f)	5.50%	09/01/27	1,500	1,470,120
				46,893,406

Iowa–2.20%

Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/34	1,860	1,915,130
Ames (City of) (Mary Greeley Medical Center);
Series 2011, Hospital RB	5.25%	06/15/36	7,000	7,063,420
Series 2011, Hospital RB	5.50%	06/15/30	1,000	1,035,770
Series 2011, Hospital RB	5.63%	06/15/31	1,500	1,560,645
Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB (e)(k)	5.00%	06/01/25	5,815	6,641,951
Series 2009 A, Special Obligation RB (e)(k)	5.00%	06/01/26	4,360	4,966,956
Series 2009 A, Special Obligation RB (e)(k)	5.00%	06/01/27	9,300	10,421,580
Iowa (State of) Finance Authority (Iowa Health System);
Series 2005, Health Facilities RB (INS-AGC) (a)	5.25%	02/15/29	2,000	2,108,240
Series 2008 A, Health Facilities RB (INS-AGC) (a)	5.25%	08/15/29	1,500	1,588,125
Iowa (State of) Finance Authority (Western Home); Series 2012, Ref. Health Care Facilities RB	5.00%	12/01/27	1,915	1,813,371
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB (b)	5.70%	12/01/27	8,260	8,465,179
Washington (County of) Hospital; Series 2006, Hospital RB	5.50%	07/01/32	1,275	1,222,674
				48,803,041

Kansas–0.51%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	1,500	1,631,520
Kansas (State of) Development Finance Authority (University of Kansas Health System);
Series 2011 H, Health Facilities RB	5.00%	03/01/34	1,000	1,007,670
Series 2011 H, Health Facilities RB	5.13%	03/01/39	2,000	2,014,740
Series 2011 H, Health Facilities RB	5.38%	03/01/29	1,000	1,056,940
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.25%	07/01/44	2,000	2,001,400
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/43	1,500	1,481,775
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System RB (INS-BHAC) (a)	5.00%	09/01/29	2,000	2,147,740
				11,341,785

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–1.19%

Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System);
Series 2009 A, Hospital RB	5.38%	08/15/24	$ 3,000	$3,295,350
Series 2009 A, Hospital RB	5.63%	08/15/27	1,000	1,073,640
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.);
Subseries 2008 A-1, RB (INS-AGC) (a)	6.00%	12/01/33	5,070	5,073,904
Subseries 2008 A-1, RB (INS-AGC) (a)	6.00%	12/01/38	4,000	3,974,360
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.50%	03/01/45	3,200	3,359,648
Kentucky (State of) Property & Buildings Commission (No. 93); Series 2009, Ref. RB (INS-AGC)(a)	5.25%	02/01/28	3,000	3,267,750
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS-AGC) (a)	5.25%	10/01/35	6,000	6,263,160
				26,307,812

Louisiana–2.27%

Caddo & Bossier (Parishes of) Port Commission; Series 2011, Ref. Utility RB	5.00%	04/01/34	550	563,535
Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS-Connie Lee) (a)	6.50%	12/01/18	5,530	5,703,587
East Baton Rouge (Parish of) Sewerage Commission; Series 2009 A, RB	5.25%	02/01/34	1,550	1,659,058
Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center);
Series 2011 A, Ref. Hospital RB	6.00%	01/01/39	2,000	2,093,140
Series 2011 A, Ref. Hospital RB (INS-AGM) (a)	5.38%	01/01/31	400	407,052
Series 2011 A, Ref. Hospital RB (INS-AGM) (a)	6.00%	01/01/39	1,000	1,055,050
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities-Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.00%	10/01/25	1,000	1,070,690
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (i)	5.25%	07/01/17	1,364	538,644
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Capital Projects & Equipment Acquisitions Program);
Series 2000, RB (INS-ACA) (a)	6.55%	09/01/25	4,860	5,095,127
Series 2000 A, RB (INS-AMBAC) (a)	6.30%	07/01/30	1,780	1,794,489
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, RB	5.38%	04/01/31	1,000	1,067,440
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS-AGC) (a)	5.50%	02/01/39	1,500	1,571,730
Louisiana (State of) Public Facilities Authority (Christus Health); Series 2009 A, Ref. RB	6.00%	07/01/29	1,600	1,714,496
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,050	1,091,307
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (c)(d)	5.50%	05/15/26	1,010	1,228,059
Louisiana (State of); Series 2006 A, Gas & Fuels Tax RB (INS-AGC) (a)	5.00%	05/01/28	2,500	2,583,750
New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	6.00%	01/01/23	2,000	2,263,000
Regional Transit Authority; Series 2010, Sales Tax RB (INS-AGM) (a)	5.00%	12/01/30	2,580	2,715,347
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	5,000	4,964,850
Terrebonne (Parish of); Series 2011 ST, Sales & Use Tax RB (INS-AGM) (a)	5.00%	04/01/31	2,645	2,751,884
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/35	8,500	8,338,925
				50,271,160

Maryland–1.40%

Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/38	1,000	1,036,120
Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	2,000	1,971,620
Maryland (State of) Community Development Administration; Series 2007, RB (b)	5.05%	09/01/32	2,005	2,022,804
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare);
Series 2011 A, RB	6.13%	01/01/36	4,000	4,215,920
Series 2011 A, RB	6.25%	01/01/31	3,175	3,443,922
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	6.13%	01/01/30	4,250	4,494,545
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2011, RB	6.00%	07/01/41	1,000	1,077,170

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maryland–(continued)

Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health);
Series 2004, Ref. RB	5.50%	08/15/33	$ 3,000	$3,065,940
Series 2011, RB	5.00%	08/15/41	5,000	4,857,250
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/20	2,000	2,350,560
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,460	1,476,790
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	1,030	1,065,659
				31,078,300

Massachusetts–2.71%

Boston (City of) Water & Sewer Commission; Series 1993 A, Sr. RB (INS-NATL) (a)	5.25%	11/01/19	4,390	4,955,212
Massachusetts (State of) College Building Authority; Series 2009 A, RB	5.50%	05/01/39	1,000	1,095,900
Massachusetts (State of) Development Finance Agency (Boston University);
Series 1999 P, RB	6.00%	05/15/59	5,500	6,128,705
Series 2013 U-1, Floating Rate RB (d)(l)	0.63%	03/30/17	4,000	3,994,087
Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB (INS-NATL) (a)	5.38%	02/01/27	2,000	2,156,480
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB (c)(d)	5.75%	05/01/19	2,000	2,441,720
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (e)	5.50%	11/15/36	20,955	23,308,247
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS-AGM) (a)	5.25%	07/01/33	750	789,240
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/17	732	716,215
Series 2011 A-1, RB	6.25%	11/15/39	1,692	1,361,890
Series 2011 A-2, RB	5.50%	11/15/46	128	89,295
Series 2011 B, CAB RB (g)	0.00%	11/15/56	637	3,240
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB (e)	5.50%	07/01/36	6,680	7,383,270
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/42	1,900	1,847,845
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	1,000	1,111,190
Massachusetts (State of) Development Finance Agency (UMass Memorial); Series 2011 H, RB	5.50%	07/01/31	1,000	1,037,280
Massachusetts (State of) Housing Finance Agency; Series 2007 C, RB (b)	5.10%	12/01/27	1,685	1,717,622
				60,137,438

Michigan–0.76%

Detroit (City of);
Series 2003 B, Sr. Lien Sewage Disposal System RB (INS-AGM) (a)	7.50%	07/01/33	5,750	6,129,615
Series 2006 B, Second Lien Water Supply System RB (INS-AGM) (a)	6.25%	07/01/36	1,000	1,017,630
Kent (County of) Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB (d)	5.25%	01/15/14	650	654,024
Series 2008 A, RB (d)	5.50%	01/15/15	375	396,011
Michigan (State of) Building Authority (Facilities Program); Series 2011 I-A, Ref. RB	5.00%	10/15/29	500	521,120
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB (b)	7.50%	01/01/21	1,345	1,242,094
Wayne (County of) Airport Authority (Detroit Metropolitan Airport);
Series 2012 B, RB (b)	5.00%	12/01/32	1,500	1,489,095
Series 2012 B, RB (b)	5.00%	12/01/37	1,500	1,433,400
Series 2012 D, Ref. RB (b)	5.00%	12/01/28	2,500	2,519,825
Wyoming (City of); Series 2008, Water Supply System RB	5.13%	06/01/28	1,305	1,387,150
				16,789,964

Minnesota–0.93%

Columbia Heights (City of) (Crest View Corp.); Series 2007 A, Ref. MFH & Health Care Facilities RB	5.70%	07/01/42	1,000	722,140
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB	6.75%	11/15/32	3,000	3,451,710
Series 2008 B, Health Care System RB (INS-AGC) (a)	6.50%	11/15/38	5,275	6,030,222
Minneapolis (City of) (Providence); Series 2007 A, Ref. Housing & Health Care Facilities RB	5.63%	10/01/27	2,000	1,925,880

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)

Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, Health Care Facilities RB (INS-AGC) (a)	5.00%	02/15/30	$ 1,060	$1,091,556
St. Louis Park (City of) (Park Nicollet Health Services); Series 2009, Ref. Health Care Facilities RB	5.75%	07/01/39	2,000	2,082,640
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	3,800	3,842,940
St. Paul (City of) Port Authority (Gerdau St. Paul Steel Mill); Series 2012, Solid Waste Disposal RB (b)	4.50%	10/01/37	2,000	1,579,380
				20,726,468

Mississippi–0.09%

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	2,000	1,996,940

Missouri–1.44%

Bi-State Development Agency of the Missouri-Illinois Metropolitan District (Metrolink Cross County Extension); Series 2009, Mass Transit Sales Tax RB (INS-AGC) (a)	5.00%	10/01/39	2,000	2,055,900
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.75%	06/01/39	2,150	2,230,431
Cass (County of); Series 2007, Hospital RB	5.38%	05/01/22	1,000	1,020,160
Gladstone (City of); Series 2006 A, COP (INS-SGI) (a)	5.00%	06/01/22	1,295	1,420,706
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/24	5,990	6,750,850
Kansas City (City of) Industrial Development Authority (Plaza Library); Series 2004, RB	6.00%	03/01/16	1,325	1,334,553
Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	4.75%	03/01/27	1,000	1,051,150
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	390	409,906
Missouri (State of) Health & Educational Facilities Authority (Children’s Mercy Hospital); Series 2009, RB	5.63%	05/15/39	2,500	2,570,800
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2005 B, Ref. Senior Living Facilities RB	5.13%	02/01/27	1,200	1,206,972
Series 2010, Senior Living Facilities RB	5.50%	02/01/42	950	949,240
Raytown (City of) (Raytown Live Redevelopment Plan); Series 2007 1, Annual Appropriation-Supported Tax RB	5.13%	12/01/31	3,325	3,416,637
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	450	435,380
St. Louis (County of) Industrial Development Authority (Friendship Village of West County); Series 2007 A, Senior Living Facilities RB	5.38%	09/01/21	1,000	1,030,250
St. Louis (County of) Industrial Development Authority (Ranken Jordan);
Series 2007, Ref. Health Facilities RB	5.00%	11/15/27	1,350	1,233,076
Series 2007, Ref. Health Facilities RB	5.00%	11/15/35	2,600	2,203,552
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	500	486,240
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,250	1,169,475
St. Louis Municipal Finance Corp.; Series 2007, Recreation Sales Tax Leasehold RB (INS-AMBAC) (a)	4.50%	02/15/28	1,000	968,290
				31,943,568

Montana–0.05%

Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, Hospital RB (INS-AGC) (a)	5.75%	01/01/31	1,000	1,071,660

Nebraska–1.09%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/32	2,000	1,980,360
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (a)	5.38%	04/01/39	4,000	4,277,680
Nebraska (State of) Public Power District; Series 2007 B, General RB (INS-BHAC) (a)	5.00%	01/01/37	15,570	15,820,054
University of Nebraska (Lincoln); Series 2009 A, Student Fees & Facilities RB	5.25%	07/01/39	1,000	1,047,580
University of Nebraska (Omaha Health & Recreation); Series 2008, RB	5.00%	05/15/33	1,000	1,035,300
				24,160,974

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nevada–1.73%

Clark (County of) (Las Vegas-McCarran International Airport);
Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	$ 2,000	$2,044,480
Series 2010 A, Passenger Facility Charge RB	5.25%	07/01/42	2,000	2,037,440
Series 2010 A, Passenger Facility Charge RB (INS-AGM) (a)	5.25%	07/01/39	5,500	5,667,145
Clark (County of) Water Reclamation District; Series 2008, Limited Tax GO Bonds	5.63%	07/01/32	1,500	1,674,075
Clark (County of);
Series 1992 A, Transportation Improvement Limited Tax GO Bonds (INS-AMBAC) (a)	6.50%	06/01/17	3,000	3,552,690
Series 2004 A-1, Sub. Lien Airport System RB (INS-NATL) (a)(b)	5.50%	07/01/20	3,045	3,123,043
Series 2004 A-1, Sub. Lien Airport System RB (INS-NATL) (a)(b)	5.50%	07/01/21	3,000	3,074,190
Series 2004 A-1, Sub. Lien Airport System RB (INS-NATL) (a)(b)	5.50%	07/01/23	5,000	5,117,350
Series 2004 A-2, Sub. Lien Airport System RB (INS-NATL) (a)	5.13%	07/01/25	1,000	1,023,370
Series 2004 A-2, Sub. Lien Airport System RB (INS-NATL) (a)	5.13%	07/01/27	1,000	1,018,190
Clark County School District; Series 2007 C, Building Limited Tax GO Bonds	5.00%	06/15/26	4,000	4,369,960
Las Vegas (City of) Valley Water District; Series 2009 B, Limited Tax GO Bonds	5.00%	06/01/29	800	860,368
Mesquite (City of) (Special Improvement District No. 07-01-Anthem at Mesquite);
Series 2007, Special Assessment Local Improvement RB	5.85%	08/01/18	575	603,940
Series 2007, Special Assessment Local Improvement RB	6.00%	08/01/27	495	468,468
Nevada (State of) (Municipal Bond Bank - R9A Thru R13F); Series 2005, Limited Tax GO Bonds (INS-AGM) (a)	5.00%	12/01/23	3,500	3,717,315
				38,352,024

New Hampshire–0.61%

Manchester (City of); Series 2009 A, Ref. General Airport RB (INS-AGM) (a)	5.13%	01/01/30	5,250	5,455,590
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	975	998,585
New Hampshire (State of) Business Finance Authority (Plymouth Cogeneration L.P.); Series 1993, Electric Facilities RB (Acquired 06/29/93; Cost $122,346)(b)(f)	7.75%	06/01/14	125	124,716
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/42	6,000	5,738,220
New Hampshire (State of) Health & Education Facilities Authority (Wentworth Douglas Hospital); Series 2011 A, RB	6.00%	01/01/34	1,100	1,150,567
				13,467,678

New Jersey–2.78%

Landis Sewage Authority (Registered CARS); Series 1993, Sewer RB (INS-NATL) (a)(h)	9.80%	09/19/19	1,600	1,881,472
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 2000, Special Facility RB (b)	7.00%	11/15/30	4,000	3,999,560
New Jersey (State of) Economic Development Authority (Paterson Charter School);
Series 2012 C, RB	5.00%	07/01/32	675	596,504
Series 2012 C, RB	5.30%	07/01/44	1,090	944,180
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/31	3,020	3,178,701
New Jersey (State of) Economic Development Authority (Seabrook Village, Inc. Facility); Series 2006, Ref. Retirement Community RB	5.25%	11/15/26	750	728,708
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (b)	5.38%	01/01/43	1,500	1,479,285
New Jersey (State of) Economic Development Authority;
Series 2009 BB, School Facilities Construction RB	5.00%	09/01/34	1,750	1,823,535
Series 2009 Z, School Facilities Construction RB (INS-AGC) (a)	5.50%	12/15/34	1,000	1,093,520
Series 2012, Ref. RB	5.00%	06/15/25	3,000	3,136,710
Series 2012, Ref. RB	5.00%	06/15/26	1,000	1,035,460
Series 2012, Ref. RB	5.00%	06/15/28	3,000	3,022,740
Subseries 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (a)	5.50%	09/01/24	3,885	4,535,660
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health);
Series 2011 A, Ref. RB	5.63%	07/01/32	4,000	4,159,920
Series 2011 A, Ref. RB	5.63%	07/01/37	4,000	4,106,520
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	5.75%	07/01/15	895	937,781
New Jersey (State of) Higher Education Student Assistance Authority; Series 2009 A, Student Loan RB	5.63%	06/01/30	1,000	1,058,320

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Housing & Mortgage Finance Agency;
Series 2008 AA, RB	6.38%	10/01/28	$ 2,030	$2,133,104
Series 2008 X, Single Family Housing RB (b)	5.10%	10/01/23	1,960	2,010,999
New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, Transportation System CAB RB (INS-AGC) (a)(g)	0.00%	12/15/26	10,000	5,381,500
New Jersey (State of) Turnpike Authority;
Series 1991 C, RB (c)	6.50%	01/01/16	195	219,915
Series 1991 C, RB (c)	6.50%	01/01/16	1,695	1,768,444
Series 1991 C, RB (INS-NATL) (a)	6.50%	01/01/16	370	415,451
Series 2009 H, RB	5.00%	01/01/36	1,000	1,035,350
Series 2009 I, RB	5.00%	01/01/35	2,000	2,072,060
Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS-NATL) (a)	5.00%	12/01/19	9,000	9,028,350
				61,783,749

New Mexico–0.44%

Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR (d)	5.20%	06/01/20	2,000	2,179,280
Series 2010 C, Ref. PCR	5.90%	06/01/40	4,100	4,211,192
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (e)	6.38%	08/01/32	3,000	3,389,430
				9,779,902

New York–5.96%

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB (g)	0.00%	07/15/35	5,000	1,445,800
Series 2009, PILOT RB	6.25%	07/15/40	2,710	2,853,142
Series 2009, PILOT RB	6.38%	07/15/43	1,130	1,193,981
Long Island Power Authority;
Series 2000 A, Electric System General CAB RB (INS-AGM) (a)(g)	0.00%	06/01/17	5,000	4,772,050
Series 2008 A, Electric System General RB	6.00%	05/01/33	5,000	5,631,650
Series 2008 A, Electric System General RB (INS-BHAC) (a)	5.50%	05/01/33	5,000	5,503,700
Metropolitan Transportation Authority;
Series 2011 A, RB	5.00%	11/15/41	2,000	2,026,160
Series 2013 A, RB	5.00%	11/15/38	3,025	3,077,423
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	3,000	3,215,730
New York & New Jersey (States of) Port Authority; Ninety-Third Series 1994, Consolidated RB	6.13%	06/01/94	5,250	5,816,422
New York (City of) Industrial Development Agency (Polytechnic University);
Series 2007, Ref. Civic Facility RB (INS-ACA) (a)	5.25%	11/01/27	5,000	5,132,050
Series 2007, Ref. Civic Facility RB (INS-ACA) (a)	5.25%	11/01/37	2,500	2,526,625
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2009, PILOT RB (INS-AGC) (a)	6.38%	01/01/39	1,000	1,084,740
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB (e)	5.25%	01/15/39	2,000	2,145,520
Subseries 2009 A-1, Future Tax Sec. RB (e)	5.00%	05/01/28	5,570	6,165,210
Subseries 2009 A-1, Future Tax Sec. RB (e)	5.00%	05/01/29	4,455	4,906,158
Subseries 2009 A-1, Future Tax Sec. RB (e)	5.00%	05/01/30	4,455	4,868,201
New York (City of);
Series 2007 D-1, Unlimited Tax GO Bonds	5.13%	12/01/22	2,500	2,855,225
Subseries 2008 L-1, Unlimited Tax GO Bonds	5.00%	04/01/27	2,225	2,453,285
New York (State of) Dormitory Authority (Brooklyn Law School); Series 2012 A, RB	5.00%	07/01/25	1,000	1,072,450
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (e)	5.00%	03/15/31	21,885	23,384,998
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group);
Series 2011 A, RB	5.00%	05/01/32	1,000	1,016,380
Series 2011 A, RB	5.00%	05/01/41	1,000	999,220
New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2011A, Lease RB	5.00%	07/01/35	1,000	1,058,150

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority (State University Educational Facilities); Series 1993 A, RB	5.25%	05/15/15	$ 5,000	$5,188,900
New York (State of) Dormitory Authority (Suffolk County); Series 1986, Judicial Facilities Lease RB (c)	7.38%	07/01/16	4,405	4,862,988
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Gas Facilities Residual Interest RB (b)(h)	13.54%	07/01/26	3,000	3,028,380
New York (State of) Energy Research & Development Authority; Series 1993, Regular Residual Interest RB (h)	12.39%	04/01/20	2,500	2,504,300
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (e)	5.00%	03/15/28	2,000	2,198,500
New York (State of); Series 2009 A, Unlimited Tax GO Bonds	5.00%	02/15/39	500	535,025
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $636,422)(f)(i)	6.13%	02/15/19	750	8
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2005 C, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/21	1,545	1,652,996
Sales Tax Asset Receivable Corp.; Series 2004 A, RB (INS-AMBAC) (a)	5.00%	10/15/29	10,000	10,289,400
Suffolk (County of) Water Authority; Series 2011, Ref. RB	5.00%	06/01/40	2,135	2,220,272
Triborough Bridge & Tunnel Authority;
Series 1992 Y, General Purpose RB (c)	5.50%	01/01/17	2,090	2,259,039
Series 1993 B, General Purpose RB (c)	5.00%	01/01/20	1,960	2,295,591
				132,239,669

North Carolina–0.81%

Johnston (County of) Memorial Hospital Authority (Johnston Memorial Hospital); Series 2008, RB (INS-AGM) (a)	5.25%	10/01/24	5,875	6,482,240
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2009 A, Health Care Facilities RB	5.00%	06/01/39	1,000	1,024,780
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/24	2,000	1,824,980
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.63%	10/01/27	1,000	982,480
North Carolina (State of) Municipal Power Agency No. 1; Series 1998 A, Catawba Electric RB (INS-NATL) (a)	5.50%	01/01/15	4,750	5,018,042
North Carolina (State of) Turnpike Authority; Series 2009 A, Triangle Expressway System RB (INS-AGC) (a)	5.13%	01/01/24	2,000	2,172,580
Oak Island (Town of); Series 2009, Enterprise System RB (INS-AGC) (a)	6.00%	06/01/34	500	538,485
				18,043,587

North Dakota–0.34%

Cass (County of) (Essentia Health Obligated Group); Series 2008 A, Health Care Facilities RB (INS-AGC) (a)	5.13%	02/15/37	1,000	1,016,940
Fargo (City of) (Sanford); Series 2011, Health System RB	6.25%	11/01/31	1,250	1,403,663
Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.20%	12/01/26	1,000	961,970
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	2,000	2,004,340
North Dakota (State of) Board of Higher Education (North Dakota State University); Series 2007, Housing & Auxiliary Facilities RB (INS-AMBAC) (a)	5.00%	04/01/27	1,085	1,119,915
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	1,000	997,830
				7,504,658

Ohio–3.20%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/20	2,760	2,204,164
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/32	1,000	1,011,330
Allen (County of) (Catholic Healthcare Partners); Series 2010 A, Hospital Facilities RB	5.00%	06/01/38	1,025	1,017,835
Beavercreek City School District; Series 2009, School Improvement Unlimited Tax GO Bonds	5.00%	12/01/30	1,000	1,068,320
Cleveland (City of);
Series 1993 G, Ref. First Mortgage Waterworks Improvement RB (INS-NATL) (a)	5.50%	01/01/21	3,410	4,038,122
Series 2008 B-1, Public Power System CAB RB (INS-NATL) (a)(g)	0.00%	11/15/25	2,895	1,698,149
Series 2012 A, Ref. Airport System RB	5.00%	01/01/29	5,000	5,056,150
Series 2012 A, Ref. Airport System RB	5.00%	01/01/31	2,000	1,970,560

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	$500	$487,875
Hamilton (County of) (Christ Hospital);
Series 2012, Health Care Facilities RB	5.25%	06/01/27	3,295	3,425,152
Series 2012, Health Care Facilities RB	5.50%	06/01/42	6,000	6,066,960
Hamilton (County of) (Life Enriching Communities); Series 2006 A, Ref. Health Care RB	5.00%	01/01/37	4,750	4,420,777
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (a)	5.00%	04/01/24	1,750	1,889,213
Series 2006 H, Hospital Facilities RB (INS-AGC) (a)	5.00%	02/01/24	4,810	5,191,673
Middleburg Heights (City of) (Southwest General Health Center);
Series 2011, Hospital Facilities RB	5.13%	08/01/31	1,750	1,755,373
Series 2011, Hospital Facilities RB	5.25%	08/01/36	1,500	1,506,000
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/44	5,000	3,920,100
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 A, Ref. Hospital RB	5.50%	01/01/39	3,750	4,078,125
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB (d)	5.80%	12/01/19	3,000	3,132,990
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	5,850	6,394,635
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB (c)(d)	6.75%	01/15/15	4,000	4,294,960
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP-GNMA) (b)	6.10%	09/20/49	2,845	3,002,841
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (d)	5.88%	06/01/16	2,140	2,312,784
Reynoldsburg City School District; Series 2008, School Facilities Construction & Improvement Unlimited Tax GO Bonds (CEP-Ohio School District)	5.00%	12/01/32	1,000	1,038,680
				70,982,768

Oklahoma–0.80%

Grand River Dam Authority;
Series 2008 A, RB (INS-BHAC) (a)	5.00%	06/01/21	3,735	4,277,658
Series 2008 A, RB (INS-BHAC) (a)	5.00%	06/01/22	3,735	4,263,690
Series 2008 A, RB (INS-BHAC) (a)	5.00%	06/01/23	6,350	7,231,126
Oklahoma (State of) Colleges Board Of Regents (University of Central Oklahoma); Series 2004 B, Student Facilities RB (INS-AMBAC) (a)	5.50%	06/01/24	2,000	2,045,700
Oklahoma (State of) Housing Finance Agency; Series 1991 B, SFH Mortgage RB (CEP-GNMA) (b)	8.00%	08/01/18	20	20,424
				17,838,598

Oregon–0.43%

Beaverton School District;
Series 2009, Limited Tax GO Bonds (INS-AGC) (a)	5.00%	06/01/31	750	819,195
Series 2009, Limited Tax GO Bonds (INS-AGC) (a)	5.13%	06/01/36	500	543,970
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	5.00%	10/01/30	1,500	1,529,040
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/29	900	942,174
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.63%	05/15/32	1,000	961,150
Series 2012, Ref. RB	5.75%	05/15/27	1,000	1,008,970
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (f)	6.38%	11/01/33	3,500	3,786,685
				9,591,184

Pennsylvania–1.46%

Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB	5.25%	03/01/27	700	759,024
Allegheny (County of) Port Authority; Series 2011, Ref. Special Transportation RB	5.75%	03/01/29	1,385	1,526,159
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,000	1,037,650
Erie (City of) Parking Authority; Series 2010, Gtd. RB (INS-AGM) (a)	5.20%	09/01/35	1,000	1,048,630
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.75%	07/01/22	2,125	1,987,916

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2008, RB (INS-AGC) (a)	5.50%	10/01/32	$ 2,250	$2,360,228
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2011 A, RB	5.13%	05/01/36	500	517,600
Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. RB (INS-AGC) (a)	5.00%	06/01/39	1,850	1,864,153
Subseries 2009 A, Sub. RB (INS-AGC) (a)	5.00%	06/01/24	4,000	4,282,760
Subseries 2010 B-2, Sub. Conv. CAB RB (j)	5.75%	12/01/28	4,550	4,371,594
Subseries 2010 B-2, Sub. Conv. CAB RB (j)	6.00%	12/01/34	2,750	2,590,830
Philadelphia (City of);
Ninth Series 2010, Gas Works RB	5.00%	08/01/30	500	501,090
Series 2009 B, Limited Tax GO Bonds (INS-AGC) (a)	7.00%	07/15/28	2,425	2,707,464
Tenth Series 2011, Ref. Gas Works RB (INS-AGM) (a)	5.00%	07/01/19	2,500	2,801,975
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	02/01/31	2,000	2,080,340
State Public School Building Authority (Harrisburg School District); Series 2009 A, RB (INS-AGC) (a)	5.00%	11/15/33	2,000	2,047,900
				32,485,313

Puerto Rico–2.07%

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 1989 O, CAB RB (c)(g)	0.00%	07/01/17	15,000	13,572,000
Series 2008 WW, RB	5.25%	07/01/33	2,000	1,417,320
Series 2010 CCC, RB	5.25%	07/01/27	1,860	1,362,469
Series 2010 ZZ, Ref. RB	5.25%	07/01/25	2,140	1,578,357
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 1993 X, Ref. RB (c)	5.50%	07/01/15	7,680	8,063,078
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2009 A, RB (c)(d)	5.50%	08/01/19	20	24,328
First Subseries 2009 A, RB	5.50%	08/01/28	1,980	1,738,163
First Subseries 2010 A, CAB RB (g)	0.00%	08/01/33	2,000	417,040
First Subseries 2010 A, RB	5.50%	08/01/37	2,000	1,550,680
First Subseries 2010 A, RB	5.50%	08/01/42	3,400	2,586,686
First Subseries 2010 A, RB (INS-AGM) (a)	5.00%	08/01/40	1,175	945,428
First Subseries 2010 C, RB	5.25%	08/01/41	17,300	12,705,812
				45,961,361

Rhode Island–0.21%

Rhode Island (State of) Turnpike & Bridge Authority; Series 2010 A, RB	5.00%	12/01/35	500	514,575
Rhode Island Economic Development Corp.; Series 2008 A, Airport RB (INS-AGC) (a)(b)	5.25%	07/01/28	1,810	1,904,790
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB (INS-AGC) (a)	6.25%	05/15/30	500	546,615
Rhode Island Health & Educational Building Corp. (Public Schools Financing Program - City of Woonsocket); Series 2009 E, RB (INS-AGC) (a)	5.00%	05/15/34	1,625	1,602,445
				4,568,425

South Carolina–1.94%

Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB (c)(d)	5.25%	12/01/15	5,000	5,490,600
College of Charleston; Series 2007 D, Academic & Administrative Facilities RB (INS-SGI) (a)	4.63%	04/01/30	1,500	1,508,910
Easley (City of); Series 2005, Ref. & Improvement Utility System RB (c)(d)	5.00%	12/01/15	5,170	5,633,129
Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/31	2,120	2,195,133
Horry (County of); Series 2010 A, Airport RB	5.00%	07/01/40	2,000	2,048,380
Myrtle Beach (City of); Series 2004 A, Hospitality Fee RB (INS-NATL) (a)	5.38%	06/01/24	1,150	1,176,392
Piedmont Municipal Power Agency;
Series 2008 A-2, Electric RB	5.00%	01/01/24	2,000	2,182,660
Series 2011 C, Ref. Electric RB (INS-AGC) (a)	5.00%	01/01/30	500	525,415
Series 2011 D, Ref. Electric RB (INS-AGC) (a)	5.75%	01/01/34	1,000	1,088,950

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–(continued)

South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.00%	02/01/19	$ 1,000	$1,145,250
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.38%	02/01/29	2,000	2,130,580
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.50%	02/01/38	3,000	3,182,580
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, Health Facilities RB	5.00%	05/01/28	2,000	1,832,180
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	3,850	3,891,926
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health); Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/39	1,000	1,034,320
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/32	713	448,510
Series 2012, Ref. Sub. CAB RB (g)	0.00%	11/15/47	306	306
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	500	464,350
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2008 A, RB	5.50%	01/01/38	2,000	2,159,560
Spartanburg (County of) Regional Health Services District; Series 2008 D, Ref. RB (INS-AGC) (a)	5.25%	04/15/22	4,465	4,863,858
				43,002,989

South Dakota–0.62%

Rapid City (City of); Series 2011 A, Ref. Airport RB	6.75%	12/01/31	1,500	1,606,650
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2012 A, RB	5.00%	07/01/42	4,000	3,931,120
South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB (INS-AGC) (a)	5.50%	08/01/38	4,000	4,310,560
South Dakota (State of) Housing Development Authority (Homeownership Mortgage); Series 2008 G, RB	6.00%	05/01/28	140	141,217
South Dakota (State of); Series 1993 A, Lease Revenue Trust Ctfs. (INS-AGM) (a)	6.70%	09/01/17	3,290	3,668,810
				13,658,357

Tennessee–0.38%

Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.00%	10/01/25	1,000	997,280
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance);
Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	1,000	1,014,740
Series 2010, Hospital RB	5.63%	07/01/30	2,000	2,090,440
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. & Improvement RB	5.00%	07/01/27	2,000	2,000,600
Series 2012, Ref. & Improvement RB	5.00%	07/01/32	1,500	1,365,300
Series 2012, Ref. & Improvement RB	5.00%	07/01/37	1,100	977,911
				8,446,271

Texas–11.74%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (b)	4.85%	04/01/21	3,615	3,773,662
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB (b)(i)	6.50%	11/01/29	430	257,970
Beaumont (City of); Series 2008, Limited Tax GO Ctfs. (INS-AGC) (a)	5.00%	03/01/30	1,000	1,062,090
Bexar (County of) (Motor Vehicle Rental Tax); Series 2009, Venue RB (INS-BHAC) (a)	5.00%	08/15/39	1,020	1,036,045
Bexar (County of) Metropolitan Water District; Series 2009, Ref. Waterworks System RB	5.00%	05/01/39	1,500	1,521,975
Bexar County Health Facilities Development Corp. (St. Luke’s Lutheran Hospital); Series 1991, Hospital RB (c)	7.00%	05/01/21	500	644,805
Brazoria (County of) Brazos River Harbor Navigation District (The Dow Chemical Co.); Series 2002 A, Environmental Facilities RB (b)(d)	5.95%	05/15/18	1,100	1,168,948
Brazos Harbor Industrial Development Corp. (Dow Chemical); Series 2008, Environmental Facilities RB (b)(d)	5.90%	05/01/28	1,050	1,104,873
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	4,500	4,754,250

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Central Texas Regional Mobility Authority;
Series 2011, Sr. Lien RB	5.75%	01/01/31	$ 1,000	$1,038,210
Series 2011, Sr. Lien RB	6.00%	01/01/41	5,000	5,100,750
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	6.00%	08/15/43	2,000	2,080,500
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.25%	08/15/34	4,000	4,175,960
Dallas-Fort Worth International Airport Facilities Improvement Corp.;
Series 2004 B, Joint Improvement RB (INS-AGM) (a)(b)	5.38%	11/01/21	4,000	4,166,640
Series 2004 B, Joint Improvement RB (INS-AGM) (a)(b)	5.50%	11/01/19	6,110	6,384,339
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/26	2,840	3,167,026
Galena Park Independent School District; Series 1996, Ref. Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund) (g)	0.00%	08/15/23	2,000	1,464,020
Harris (County of);
Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	08/15/31	6,665	7,564,175
Series 2009 A, Sr. Lien Toll Road RB	5.00%	08/15/31	2,920	3,136,985
Series 2009 A, Sr. Lien Toll Road RB	5.00%	08/15/38	1,000	1,071,000
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine); Series 2008 D, Ref. Medical Facilities RB	5.38%	11/15/28	825	857,134
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.25%	11/15/35	1,100	1,145,023
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (c)(d)	7.25%	12/01/18	1,000	1,292,260
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS-AGC) (a)	5.00%	11/15/26	3,860	4,129,351
Harris County Health Facilities Development Corp. (Texas Children’s Hospital); Series 1999 A, RB (c)	5.25%	10/01/29	2,000	2,008,460
Harris County Health Facilities Development Corp. (Texas Medical Center Central Heating and Cooling Services Corp.); Series 2008, Thermal Utility RB (INS-AGC) (a)	5.00%	11/15/27	3,180	3,388,767
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/23	1,805	1,697,837
Houston (City of) Convention & Entertainment Facilities Department;
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (a)(g)	0.00%	09/01/26	8,750	4,809,787
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (a)(g)	0.00%	09/01/27	3,600	1,840,644
Houston (City of);
Series 2004 A, Ref. First Lien Combined Utility System RB (INS-AGM) (a)	5.25%	05/15/22	15,000	15,342,150
Series 2004 A, Ref. First Lien Combined Utility System RB (INS-BHAC) (a)	5.25%	05/15/23	22,500	22,998,375
Series 2004 A, Ref. First Lien Combined Utility System RB (INS-NATL) (a)	5.25%	05/15/25	5,000	5,109,350
Series 2009 A, Ref. Sr. Lien Airport System RB	5.50%	07/01/34	875	958,475
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB	6.50%	05/15/31	1,740	1,916,488
Series 2011 A, RB	6.88%	05/15/41	1,700	1,900,651
Houston Independent School District; Series 2008, Schoolhouse Limited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/26	6,875	7,629,187
Laredo Community College District; Series 2010, Combined Fee RB (INS-AGM) (a)	5.25%	08/01/35	1,000	1,041,580
Love Field Airport Modernization Corp. (Southwest Airlines Co.);
Series 2010, Special Facilities RB	5.25%	11/01/40	1,000	990,000
Series 2012, Special Facilities RB (b)	5.00%	11/01/28	2,000	1,964,860
Lower Colorado River Authority; Series 2012 A, Ref. RB	5.00%	05/15/30	4,595	4,761,661
Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community); Series 2005 A, Ref. First Mortgage RB	6.63%	07/01/36	4,000	4,031,960
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB	6.00%	02/15/24	2,500	2,635,200
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/43	2,350	2,370,656
Newark Cultural Education Facilities Finance Corp. (A.W. Brown-Fellowship Leadership); Series 2012, Lease RB	6.00%	08/15/42	2,330	2,240,458
North Texas Tollway Authority;
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/21	1,000	1,140,150
Series 2008 A, Ref. First Tier System RB	5.63%	01/01/33	3,500	3,713,115
Series 2008 A, Ref. First Tier System RB	6.00%	01/01/23	2,000	2,284,640

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Series 2008 A, Ref. First Tier System RB (INS-AGC) (a)	5.63%	01/01/33	$ 1,750	$1,856,558
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(g)	0.00%	01/01/28	12,800	6,418,304
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(g)	0.00%	01/01/29	2,165	1,009,648
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(g)	0.00%	01/01/31	4,710	1,936,281
Series 2008 F, Ref. Second Tier System RB	6.13%	01/01/31	5,000	5,318,100
Series 2008 K-1, Ref. First Tier System RB (INS-AGC) (a)	5.75%	01/01/38	1,630	1,778,281
Series 2011, Ref. First Tier System RB	5.00%	01/01/38	1,000	1,010,660
Nueces River Authority (Corpus Christi);
Series 2005, Ref. Facilities RB (INS-AGM) (a)	5.00%	07/15/25	2,750	2,914,450
Series 2005, Ref. Facilities RB (INS-AGM) (a)	5.00%	03/01/27	2,000	2,087,740
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (INS-AGC) (a)	5.13%	02/15/31	1,000	1,074,470
Pflugerville (City of);
Series 2009, Limited Tax GO Bonds (INS-AGC) (a)	5.30%	08/01/31	860	935,284
Series 2009, Limited Tax GO Ctfs. (INS-AGC) (a)	5.38%	08/01/32	755	823,569
Pharr-San Juan-Alamo Independent School District; Series 2006, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.13%	02/01/24	1,010	1,087,871
Red River Health Facilities Development Corp. (Parkview on Hollybrook); Series 2013 A, First Mortgage RB	6.38%	07/01/33	1,470	1,343,580
Richardson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds	5.25%	02/15/33	1,000	1,093,060
Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS-AGC) (a)	5.25%	02/15/31	500	546,400
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/32	1,250	1,292,075
Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/37	1,000	1,023,300
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2009, Retirement Facility RB	6.13%	11/15/29	2,000	2,083,860
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.75%	11/15/37	345	324,114
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.);
Series 2007, Retirement Facility RB	5.00%	11/15/17	500	548,245
Series 2007, Retirement Facility RB	5.25%	11/15/37	4,000	3,819,000
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/25	2,200	2,138,774
Series 2007, Retirement Facility RB	5.75%	02/15/29	1,500	1,396,275
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health);
Series 2008 A, Ref. RB (INS-AGC) (a)	5.75%	07/01/18	2,495	2,681,277
Series 2008 A, Ref. RB (INS-AGC) (a)	6.50%	07/01/37	4,250	4,645,675
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2007 A, Ref. RB	5.00%	02/15/17	2,700	3,059,154
Tarrant County Health Facilities Development Corp.; Series 1987 B, RB (c)	5.00%	09/01/15	995	1,048,153
Texas (State of) Department of Housing & Community Affairs; Series 1992 C-2, Regular Residual Interest Home Mortgage RB (CEP-GNMA) (b)(h)	13.42%	07/02/24	275	293,013
Texas (State of) Transportation Commission;
Series 2006 A, First Tier RB	5.00%	04/01/20	2,000	2,208,100
Series 2008, Mobility Fund Unlimited Tax GO Bonds (e)	5.00%	04/01/28	4,000	4,328,960
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, First Tier CAB RB (INS-BHAC) (a)(g)	0.00%	08/15/27	1,000	532,100
Texas (State of); Series 2001 A, Ref. Water Development Unlimited Tax GO Bonds	5.25%	08/01/35	1,840	1,845,667
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/25	1,610	1,835,432
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/22	2,000	2,117,840
Series 2012, Gas Supply RB	5.00%	12/15/23	2,000	2,094,240
Series 2012, Gas Supply RB	5.00%	12/15/28	6,310	6,186,829
Series 2012, Gas Supply RB	5.00%	12/15/31	1,875	1,803,731
Series 2012, Gas Supply RB	5.00%	12/15/32	3,865	3,695,326
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	5,460	5,916,784
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (b)	7.00%	12/31/38	3,475	3,736,355

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/27	$ 1,325	$1,382,094
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center);
Series 2011, Hospital RB	5.13%	07/01/22	1,655	1,750,262
Series 2011, Hospital RB	5.25%	07/01/23	2,000	2,105,960
University of Houston; Series 2009, Ref. Consolidated RB	5.00%	02/15/29	1,000	1,072,810
Victoria Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/23	1,790	2,023,255
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. Lease RB (INS-AMBAC) (a)	5.38%	11/15/24	1,300	1,327,222
				260,422,580

Utah–0.36%

Pleasant Grove (City of); Series 2008, Water RB (INS-AGM) (a)	5.25%	12/01/33	710	755,561
Provo (City of); Series 1984 A, Electric RB (c)	10.38%	09/15/15	170	187,229
Salt Lake City (City of) (IHC Hospitals, Inc.); Series 1983, Hospital RB (c)	5.00%	06/01/15	3,380	3,531,289
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	600	575,748
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (INS-AGM) (a)	5.00%	06/15/36	1,050	1,111,414
Utah Housing Corp.; Series 2008 C-1, Class III, Single Family Mortgage RB (b)	5.70%	07/01/28	1,880	1,919,781
				8,081,022

Vermont–0.34%

University of Vermont & State Agricultural College; Series 2009, RB	5.13%	10/01/39	1,275	1,318,082
Vermont (State of) Economic Development Authority (Central Vermont Public Service Corp.); Series 2010, Recovery Zone Facility Bonds	5.00%	12/15/20	1,250	1,411,237
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	3,300	2,991,813
Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2004 B, Hospital RB (INS-AGM) (a)	5.00%	12/01/34	1,565	1,579,758
Vermont (State of) Educational & Health Buildings Financing Agency (St. Michael’s College); Series 2012, RB	5.00%	10/01/42	150	150,203
				7,451,093

Virgin Islands–0.20%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/25	3,600	3,795,192
Series 2010 A, Sr. Lien RB	5.00%	10/01/29	750	748,327
				4,543,519

Virginia–1.20%

Hampton Roads Sanitation District; Series 2008, Wastewater RB	5.00%	04/01/38	2,000	2,082,800
Hanover (County of) Economic Development Authority (Covenant Woods);
Series 2012 A, Residential Care Facility RB	4.50%	07/01/30	2,795	2,301,766
Series 2012 A, Residential Care Facility RB	4.50%	07/01/32	1,100	884,873
Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB (c)	5.50%	06/01/26	695	733,322
Virginia (State of) Public School Authority; Series 2008, Special Obligation School Financing RB (c)(d)	6.00%	12/01/18	1,000	1,235,020
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB (b)	5.00%	07/01/27	4,465	4,430,039
Series 2012, Sr. Lien RB (b)	5.50%	01/01/42	4,920	4,850,481
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, Sr. Lien RB (b)	5.00%	07/01/34	3,000	2,774,610
Series 2012, Sr. Lien RB (b)	5.00%	01/01/40	3,600	3,250,728
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2009, RB (c)(d)(f)	8.00%	07/01/14	800	849,760
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.50%	07/01/29	2,000	2,258,940

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–(continued)

White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	$ 1,003	$1,073,671
				26,726,010

Washington–3.08%

Everett (City of) Public Facilities District; Series 2007 A, Sales Tax & Interlocal RB	5.00%	12/01/23	1,135	1,186,018
FYI Properties (Washington State District); Series 2009, Lease RB	5.50%	06/01/39	1,000	1,053,760
Grant (County of) Public Utility District No. 2; Series 2005 A, Ref. Wanapum Hydroelectric Development RB (INS-NATL) (a)	5.00%	01/01/38	2,500	2,542,775
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	950	851,761
King (County of) Housing Authority (Egis Housing Program); Series 2007, Capital Fund Program RB (b)(c)(d)	5.30%	06/01/17	1,025	1,159,480
King (County of) Public Hospital District No. 1; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (a)	5.25%	12/01/28	3,575	3,813,417
Klickitat (County of) Public Utility District No. 1;
Series 2006 B, Ref. Electric RB (INS-NATL) (a)	5.00%	12/01/23	2,100	2,316,510
Series 2006 B, Ref. Electric RB (INS-NATL) (a)	5.00%	12/01/24	2,000	2,194,380
Lynnwood (City of) Public Facilities District (Convention Center); Series 2005, RB (INS-AMBAC) (a)	5.00%	12/01/34	4,140	4,149,812
Seattle (City of);
Series 2003, Ref. Water System RB (INS-NATL) (a)	5.00%	09/01/20	2,150	2,158,557
Series 2008, Drainage & Wastewater RB	5.00%	06/01/25	2,450	2,787,830
Series 2008, Ref. & Improvement Municipal Light & Power RB	5.75%	04/01/23	2,000	2,325,100
Seattle (Port of); Series 2005 A, Ref. Intermediate Lien RB (INS-NATL) (a)	5.00%	03/01/35	1,000	1,004,690
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center);
Series 2011, RB	5.63%	01/01/35	1,250	1,277,750
Series 2011, RB	6.00%	01/01/31	1,500	1,583,490
Washington (State of) Health Care Facilities Authority (MultiCare Health System);
Series 2004 A, RB (INS-AGM) (a)	5.25%	08/15/28	1,000	1,050,880
Series 2008 B, RB (INS-AGC) (a)	6.00%	08/15/39	2,000	2,138,940
Washington (State of) Health Care Facilities Authority (Providence Health); Series 2006 D, RB (INS-AGM) (a)	5.25%	10/01/33	5,000	5,318,150
Washington (State of) Higher Education Facilities Authority (Whitworth University);
Series 2009, Ref. RB	5.38%	10/01/29	500	515,740
Series 2009, Ref. RB	5.63%	10/01/40	1,500	1,527,105
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (f)	6.00%	01/01/27	1,100	1,112,419
Washington (State of);
Series 2007 B, Motor Vehicle Fuel Unlimited Tax GO Bonds	5.00%	07/01/27	2,250	2,460,532
Series 2010 B, Motor Vehicle Fuel Unlimited Tax GO Bonds (e)	5.00%	08/01/30	21,500	23,763,090
				68,292,186

West Virginia–0.10%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (b)	5.50%	10/15/37	1,000	975,920
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.85%	06/01/34	250	253,330
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/37	1,125	1,089,968
				2,319,218

Wisconsin–2.03%

Adams-Friendship Area School District; Series 1996, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)	6.50%	04/01/15	1,340	1,445,780
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (b)	5.38%	11/01/21	2,000	2,117,700
Wisconsin (State of) Health & Educational Facilities Authority (Catholic Residential Services); Series 2007, Ref. RB	5.25%	05/01/28	1,250	900,175
Wisconsin (State of) Health & Educational Facilities Authority (Essentia Health Obligated Group); Series 2008 B, Health Care Facilities RB (INS-AGC) (a)	5.13%	02/15/30	1,500	1,554,735

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health Inc. Obligated Group); Series 2009, RB	5.00%	04/01/34	$ 750	$765,082
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/27	7,585	7,843,345
Series 2012, RB	5.00%	06/01/39	7,000	6,856,710
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2011 A, RB	5.50%	05/01/31	2,000	2,101,120
Series 2011 A, RB	5.75%	05/01/35	1,000	1,057,730
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group);
Series 2009, RB	6.38%	02/15/29	500	543,680
Series 2009, RB	6.63%	02/15/39	1,000	1,080,540
Wisconsin (State of) Housing & Economic Development Authority;
Series 2007 C, Home Ownership RB (b)(e)	5.13%	09/01/28	1,845	1,875,701
Series 2008 A, Home Ownership RB (b)	5.30%	09/01/23	8,125	8,484,612
Wisconsin (State of);
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	2,355	2,734,179
Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	5,000	5,588,500
				44,949,589

Wyoming–0.45%

Campbell (County of) (Basin Electric Power Cooperative); Series 2009 A, Solid Waste Facilities RB	5.75%	07/15/39	4,000	4,318,080
Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (b)	5.60%	12/01/35	2,005	2,036,839
West Park Hospital District (West Park Hospital); Series 2011 A, RB	6.50%	06/01/31	1,000	1,070,000
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.50%	01/01/33	2,360	2,553,237
				9,978,156
TOTAL INVESTMENTS(m)–106.19% (Cost $2,245,544,102)				2,355,722,332

FLOATING RATE NOTE OBLIGATIONS–(7.61)%

Notes with interest and fee rates ranging from 0.57% to 1.02% at 11/30/13 and contractual maturities of collateral ranging from 05/15/23 to 08/15/42 (See Note 1D)(n)	(168,790,000)
OTHER ASSETS LESS LIABILITIES–1.42%				31,542,377
NET ASSETS–100.00%				$2,218,474,709

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CARS	—Convertible Auction Rate Security
CEP	—Credit Enhancement Provider
Connie Lee	—Connie Lee Insurance Co.
Conv.	—Convertible
COP	—Certificates of Participation
CR	—Custodial Receipts
Ctfs.	—Certificates
FHA	—Federal Housing Administration
FTA	—Federal Transit Administration
GNMA	—Government National Mortgage Association
GO	—General Obligation
Gtd.	—Guaranteed
IDR	—Industrial Development Revenue Bonds
INS	—Insurer
Jr.	—Junior
MFH	—Multi-Family Housing
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RAB	—Revenue Anticipation Bonds
RAC	—Revenue Anticipation Certificates
Radian	—Radian Asset Assurance, Inc.
RB	—Revenue Bonds
Ref.	—Refunding
Sec.	—Secured
SFH	—Single-Family Housing
SGI	—Syncora Guarantee, Inc.
Sr.	—Senior
Sub.	—Subordinated
TEMPS	—Tax-Exempt Mandatory Paydown Securities

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security subject to the alternative minimum tax.

(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2013 was $23,912,863, which represented 1.08% of the Fund’s Net Assets.

(g)	Zero coupon bond issued at a discount.

(h)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $17,367,585, which represented less than 1% of the Fund’s Net Assets.

(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2013 was $2,556,669, which represented less than 1% of the Fund’s Net Assets.

(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(k)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $13,050,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.
(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.

(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	10.2%
Assured Guaranty Corp.	10.1
National Public Finance Guarantee Corp.	8.8

(n)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2013. At November 30, 2013, the Fund’s investments with a value of $286,455,325 are held by Dealer Trusts and serve as collateral for the $168,790,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but

Invesco Municipal Income Fund

D.	Floating Rate Note Obligations – (continued)

tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Municipal Income Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2013, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2013 was $149,404,460 and $292,099,009, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$146,740,371
Aggregate unrealized (depreciation) of investment securities	(32,634,783)
Net unrealized appreciation of investment securities	$114,105,588
Cost of investments for tax purposes is $2,241,616,744.

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2013
invesco.com/us VK-NYTFI-QTR-1 11/13	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–105.65%

New York–97.35%

Albany (City of) Industrial Development Agency (Albany College of Pharmacy); Series 2004 A, Civic Facility RB	5.63%	12/01/34	$ 1,290	$1,295,831
Albany (City of) Industrial Development Agency (Albany Law School University); Series 2007 A, Civic Facility RB	5.00%	07/01/31	1,000	999,950
Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 D, Civic Facility RB	5.75%	11/15/27	400	427,780
Albany (County of) Airport Authority; Series 2010 A, Ref. RB (INS-AGM) (a)	5.00%	12/15/25	500	534,900
Albany Capital Resource Corp. (St. Peter’s Hospital); Series 2011, RB	6.25%	11/15/38	1,000	1,081,540
Battery Park City Authority; Series 2009 B, Sr. RB	5.00%	11/01/34	500	548,815
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB (b)	0.00%	07/15/34	3,685	1,139,844
Series 2009, PILOT RB	6.25%	07/15/40	475	500,090
Series 2009, PILOT RB	6.38%	07/15/43	475	501,895
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.00%	04/01/33	500	464,800
Build NYC Resource Corp. (YMCA of Greater New York);
Series 2012, RB	5.00%	08/01/32	350	356,636
Series 2012, RB	5.00%	08/01/42	1,750	1,753,535
Chautauqua (County of) Industrial Development Agency (NRG Energy, Inc. - Dunkirk Power LLC); Series 2009, Exempt Facility RB	5.88%	04/01/42	1,510	1,532,846
Dutchess (County of) Industrial Development Agency (Elant at Fishkill, Inc.); Series 2007 A, Civic Facility RB	5.25%	01/01/37	365	297,179
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/33	1,000	883,700
Erie (County of) Industrial Development Agency (City of Buffalo School District); Series 2011 A, School Facility RB (c)	5.25%	05/01/30	2,850	3,065,375
Essex (County of) Industrial Development Agency (International Paper); Series 2005 A, Ref. Solid Waste Disposal RB (d)	5.20%	12/01/23	1,100	1,115,444
Hempstead Town Local Development Corp. (Molloy College); Series 2009, RB	5.75%	07/01/39	1,340	1,378,552
Hudson Yards Infrastructure Corp.; Series 2011 A, RB	5.75%	02/15/47	1,400	1,496,362
Islip (Town of) Resource Recovery Agency (1985 Facility); Series 2004 E, RB (INS-AGM) (a)(d)	5.75%	07/01/22	1,290	1,337,059
Livingston (County of) Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, Civic Facility RB	6.00%	07/01/30	1,000	984,470
Long Island Power Authority;
Series 2000 A, Electric System General CAB RB (INS-AGM) (a)(b)	0.00%	06/01/18	2,000	1,852,760
Series 2008 A, Electric System General RB (INS-BHAC) (a)	5.50%	05/01/33	355	390,763
Madison (County of) Industrial Development Agency (Colgate University); Series 2005 A, RB (INS-AMBAC) (a)	5.00%	07/01/35	750	763,665
Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB	5.00%	11/15/34	1,500	1,561,065
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/27	615	682,355
Series 2012 H, RB	5.00%	11/15/30	750	785,843
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB	5.50%	10/01/41	370	377,999
Monroe County Industrial Development Corp. (University of Rochester); Series 2011 A, RB	5.00%	07/01/36	875	905,669
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement Community RB	6.70%	01/01/43	240	132,984
Nassau County Local Economic Assistance Corp. (South Nassau Communities); Series 2012, Ref. RB	5.00%	07/01/27	930	957,779
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital Association); Series 2012, Ref. RB	5.00%	07/01/37	1,250	1,215,362
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/26	1,000	872,360
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997, Special Obligation RB (INS-NATL) (a)(d)	5.75%	12/01/22	2,000	2,019,860
Series 2010, Special Obligation RB	6.00%	12/01/42	860	921,843
New York (City of) Industrial Development Agency (IAC/InterActive Corp.); Series 2005, Liberty RB	5.00%	09/01/35	1,515	1,490,608

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS-ACA) (a)	5.25%	11/01/37	$ 1,300	$1,313,845
New York (City of) Industrial Development Agency (Terminal One Group Association, L.P.);
Series 2005, Special Facility RB (d)(e)	5.50%	01/01/16	2,000	2,150,580
Series 2005, Special Facility RB (d)(e)	5.50%	01/01/16	2,000	2,146,300
New York (City of) Municipal Water Finance Authority;
Series 2005 D, Water & Sewer System RB (c)	5.00%	06/15/37	4,000	4,096,480
Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/40	2,000	2,134,500
New York (City of) Transitional Finance Authority;
Series 2008 S-1, Building Aid RB	5.50%	07/15/38	500	553,235
Series 2008 S-2, Building Aid RB	6.00%	07/15/33	850	952,484
Series 2009 S-3, Building Aid RB (c)	5.25%	01/15/27	1,310	1,467,514
Series 2009 S-3, Building Aid RB (c)	5.25%	01/15/39	1,000	1,072,760
Series 2009 S-5, Building Aid RB	5.00%	01/15/31	595	633,949
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/28	755	835,679
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/29	605	666,268
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/30	605	661,114
Subseries 2011 E, Future Tax Sec. RB	5.00%	11/01/24	660	747,219
New York (City of) Trust for Cultural Resources (American Museum of Natural History); Series 2004 A, Ref. RB (INS-NATL) (a)(c)	5.00%	07/01/44	960	960,096
New York (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/39	850	865,878
New York (City of) Trust for Cultural Resources (Lincoln Center); Series 2008 A-1, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)(g)	0.05%	12/01/35	500	500,000
New York (City of) Trust for Cultural Resources (The Museum of Modern Art); Series 2008 1A, Ref. RB	5.00%	04/01/31	800	869,016
New York (City of) Trust for Cultural Resources (Wildlife Conservation Society); Series 2013 A, RB	5.00%	08/01/33	1,000	1,063,000
New York (City of);
Subseries 2008 F-1, Unlimited Tax GO Bonds	5.50%	11/15/28	1,750	1,986,950
Subseries 2008 G-1, Unlimited Tax GO Bonds	6.25%	12/15/35	400	453,264
Subseries 2008 I-1, Unlimited Tax GO Bonds	5.00%	02/01/25	405	453,511
Subseries 2008 L-6, VRD Unlimited Tax GO Bonds (g)	0.05%	04/01/32	1,500	1,500,000
Subseries 2012 G-5, VRD Unlimited Tax GO Bonds (g)	0.05%	04/01/42	700	700,000
New York (State of) Dormitory Authority (Brooklyn Law School);
Series 2009, RB	5.75%	07/01/33	660	684,169
Series 2012 A, RB	5.00%	07/01/26	1,000	1,061,980
New York (State of) Dormitory Authority (Catholic Health Services of Long Island - St. Francis Hospital); Series 2004, RB	5.00%	07/01/27	1,000	1,004,600
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/27	710	831,559
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/30	750	863,078
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/31	555	638,411
New York (State of) Dormitory Authority (Columbia University); Series 2011 A, RB	5.00%	10/01/41	510	541,799
New York (State of) Dormitory Authority (Cornell University); Series 2006 A, RB (c)	5.00%	07/01/35	4,725	5,032,125
New York (State of) Dormitory Authority (Education); Series 2008 B, State Personal Income Tax RB	5.75%	03/15/36	1,000	1,118,070
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS-NATL) (a)	5.25%	07/01/28	935	998,000
New York (State of) Dormitory Authority (Fordham University);
Series 2008 B, RB (INS-AGC) (a)	5.00%	07/01/33	500	519,035
Series 2011 A, RB	5.13%	07/01/29	500	539,885
New York (State of) Dormitory Authority (Manhattan College); Series 2007 A, RB (INS-Radian) (a)	5.00%	07/01/41	1,150	1,071,110
New York (State of) Dormitory Authority (Marymount Manhattan College); Series 2009, RB	5.25%	07/01/29	1,000	1,010,070
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS-NATL) (a)	5.50%	07/01/23	1,250	1,496,062
New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, Hospital RB (INS-NATL) (a)	5.00%	08/01/29	1,000	1,012,170
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2011 A, RB	5.00%	07/01/31	875	889,604

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB	5.13%	07/01/39	$ 1,250	$1,271,487
New York (State of) Dormitory Authority (New York University Hospitals Center); Series 2011 A, RB	6.00%	07/01/40	1,500	1,606,260
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-BHAC) (a)	5.50%	07/01/31	1,070	1,211,486
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group);
Series 2009 A, RB	5.50%	05/01/37	1,250	1,300,662
Subseries 2005 A, RB	5.00%	11/01/26	750	770,468
New York (State of) Dormitory Authority (Pace University); Series 2013 A, RB	5.00%	05/01/27	1,000	1,000,210
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, RB	5.00%	07/01/40	1,250	1,287,550
New York (State of) Dormitory Authority (Rockefeller University); Series 2010 A, RB	5.00%	07/01/41	775	835,993
New York (State of) Dormitory Authority (School Districts Financing Program);
Series 2008 C, RB	7.50%	04/01/39	2,000	2,373,940
Series 2008 D, RB (INS-AGC) (a)	5.75%	10/01/24	500	583,860
Series 2009 C, RB (INS-AGC) (a)	5.00%	10/01/24	1,500	1,641,435
New York (State of) Dormitory Authority (St. John’s University); Series 2012 B, RB	5.00%	07/01/30	1,220	1,268,300
New York (State of) Dormitory Authority (St. Joseph’s College); Series 2010, RB	5.25%	07/01/35	500	503,015
New York (State of) Dormitory Authority (State University Educational Facilities); Series 1993 A, RB	5.25%	05/15/15	2,000	2,075,560
New York (State of) Dormitory Authority (State University of New York); Series 2013 A, RB	5.00%	07/01/29	1,185	1,279,551
New York (State of) Dormitory Authority (Suffolk County); Series 1986, Judicial Facilities Lease RB (h)	7.38%	07/01/16	930	1,026,692
New York (State of) Dormitory Authority (The New School);
Series 2010, RB	5.50%	07/01/40	1,245	1,304,411
Series 2011, Ref. RB	5.00%	07/01/31	750	782,670
New York (State of) Dormitory Authority (Vassar College); Series 2007, RB	5.00%	07/01/46	925	943,139
New York (State of) Dormitory Authority;
Series 1996 B, City University System Consolidated RB	6.00%	07/01/14	155	159,067
Series 2001, RB (INS-AMBAC) (a)	5.50%	07/01/15	60	60,267
Series 2007 A, Mental Health Services Facilities Improvement RB (INS-AGM) (a)	5.00%	02/15/27	1,000	1,082,040
Series 2008 C, Mental Health Services Facilities Improvement RB (INS-AGM) (a)(d)	5.25%	02/15/28	2,000	2,102,840
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Gas Facilities Residual Interest RB (d)(i)	13.54%	07/01/26	1,200	1,211,352
New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/38	730	771,187
New York (State of) Thruway Authority;
Series 2008 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/25	500	559,720
Series 2009 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/29	500	534,955
New York City Housing Development Corp.; Series 2005 K, MFH RB (d)	5.00%	11/01/37	1,000	1,000,960
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. Liberty RB	5.00%	11/15/31	875	913,509
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	1,410	1,416,556
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/49	1,215	1,285,093
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, RB	5.25%	10/01/35	1,100	1,155,748
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $636,422)(j)(k)	6.13%	02/15/19	750	8
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/31	1,430	1,542,584
New York State Environmental Facilities Corp. (Pooled Financing Program) ; Series 2005 B, State Clean Water & Drinking Water Revolving Funds RB	5.50%	04/15/35	310	356,683
New York State Urban Development Corp.;
Series 1994 A, Ref. Correctional Facilities RB	5.50%	01/01/14	105	105,503
Series 2008 B, Ref. Service Contract RB	5.25%	01/01/24	750	851,153
North Syracuse Central School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	06/15/23	935	1,079,551
Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center Facility); Series 1999 A, Civic Facility RB	5.88%	12/01/29	995	995,239
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/40	1,065	1,075,820

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Rensselaer (County of) Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC-JPMorgan Chase Bank, N.A.) (d)(f)	5.38%	12/01/36	$ 1,000	$1,003,580
Rockland (County of) Solid Waste Management Authority; Series 2003 B, RB (INS-AMBAC) (a)(d)	5.00%	12/15/23	1,000	1,003,280
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB (j)	5.38%	01/01/27	1,235	1,134,113
Suffolk (County of) Industrial Development Agency (Family Service League of Suffolk County, Inc.); Series 2004, Civic Facility RB (e)(h)	5.00%	11/01/14	825	860,772
Suffolk (County of) Industrial Development Agency (Jefferson’s Ferry); Series 2006, Ref. First Mortgage Continuing Care Retirement Community RB	5.00%	11/01/28	1,000	1,017,760
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/40	465	483,154
Syracuse (City of) Industrial Development Agency (Jewish Home of Central New York, Inc.); Series 2001 A, First Mortgage RB	7.38%	03/01/21	210	195,323
Syracuse (City of); Series 2011 A, Airport Terminal Security & Access Improvement Unlimited Tax GO Bonds (d)	5.00%	11/01/36	1,000	998,610
Tomkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB	5.00%	07/01/32	1,250	1,211,687
Tompkins (County of) Industrial Development Agency (Cornell University); Series 2008 A, Civic Facility RB	5.00%	07/01/37	250	264,643
Triborough Bridge & Tunnel Authority; Series 2008 A, General Purpose RB	4.75%	11/15/29	200	210,096
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute); Series 2010 A, RB	5.00%	09/01/30	1,250	1,294,812
TSASC, Inc.; Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/42	900	661,518
Ulster (County of) Resource Recovery Agency; Series 2002, Ref. RB (INS-AMBAC) (a)	5.25%	03/01/18	200	200,750
United Nations Development Corp.;
Series 2009 A, Ref. RB	5.00%	07/01/25	1,000	1,072,370
Series 2009 A, Ref. RB	5.00%	07/01/26	810	859,758
Utica (City of) Industrial Development Agency (Utica College); Series 1998 A, RB	5.75%	08/01/28	260	260,632
Westchester (County of) Industrial Development Agency (Guiding Eyes For The Blind, Inc.); Series 2004, Civic Facility RB	5.38%	08/01/24	940	965,023
Westchester Tobacco Asset Securitization Corp.; Series 2005, Tobacco Settlement Asset-Backed RB	5.13%	06/01/45	1,250	930,987
Yonkers Economic Development Corp. (Charter School of Educational Excellence); Series 2010 A, Educational RB	6.25%	10/15/40	1,000	994,760
				141,673,039

Puerto Rico–4.10%

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2008 WW, RB	5.25%	07/01/33	1,000	708,660
Series 2008 WW, RB	5.50%	07/01/21	1,000	790,260
Series 2010 XX, RB	5.75%	07/01/36	500	368,000
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 1993 X, Ref. RB (h)	5.50%	07/01/15	1,535	1,611,566
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS-AMBAC) (a)	5.50%	07/01/28	675	562,207
Puerto Rico Sales Tax Financing Corp.;
Series 2011 C, RB	5.00%	08/01/40	2,000	1,626,400
Series 2011 C, RB	5.25%	08/01/40	350	293,720
				5,960,813

Guam–2.59%

Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	135	140,110
Series 2009 A, Limited Obligation RB	5.75%	12/01/34	1,250	1,298,112
Guam (Territory of) Power Authority;
Series 2010 A, RB	5.50%	10/01/40	450	451,998
Series 2012 A, Ref. RB	5.00%	10/01/34	610	591,523
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	740	733,407
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	550	554,296
				3,769,446

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virgin Islands–1.61%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	$ 845	$920,855
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/29	1,000	997,770
Series 2012 A, RB (j)	4.00%	10/01/22	410	421,554
				2,340,179
TOTAL INVESTMENTS(l)–105.65% (Cost $150,798,120)				153,743,477

FLOATING RATE NOTE OBLIGATIONS–(7.68)%

Notes with interest and fee rates ranging from 0.57% to 0.60% at 11/30/13 and contractual maturities of collateral ranging from 01/15/27 to 07/01/44 (See Note 1D)(m)				(11,175,000)
OTHER ASSETS LESS LIABILITIES–2.03%				2,955,504
NET ASSETS–100.00%				$145,523,981

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.	MFH	—Multi-Family Housing

AGC	—Assured Guaranty Corp.	NATL	—National Public Finance Guarantee Corp.

AGM	—Assured Guaranty Municipal Corp.	PILOT	—Payment-in-Lieu-of-Tax

AMBAC	—American Municipal Bond Assurance Corp.	Radian	—Radian Asset Assurance, Inc.

BHAC	—Berkshire Hathaway Assurance Corp.	RB	—Revenue Bonds

CAB	—Capital Appreciation Bonds	Ref.	—Refunding

GO	—General Obligation	Sec.	—Secured

IDR	—Industrial Development Revenue Bonds	Sr.	—Senior

INS	—Insurer	Sub.	—Subordinated

LOC	—Letter of Credit	VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Zero coupon bond issued at a discount.

(c)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.

(d)	Security subject to the alternative minimum tax.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.

(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(i)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the rate on the related security changes. Positions in an inverse floating rate municipal obligation have a total value of $1,211,352 which represents less than 1% of the Fund’s Net Assets.

(j)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2013 was $1,555,675, which represented 1.07% of the Fund’s Net Assets.

(k)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at November 30, 2013 represented less than 1% of the Fund’s Net Assets.

(l)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

(m)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2013. At November 30, 2013, the Fund’s investments with a value of $17,857,411 are held by Dealer Trusts and serve as collateral for the $11,175,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco New York Tax Free Income Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco New York Tax Free Income Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2013, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2013 was $8,922,138 and $31,469,310, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$7,239,663
Aggregate unrealized (depreciation) of investment securities	(4,249,013)
Net unrealized appreciation of investment securities	$2,990,650
Cost of investments for tax purposes is $150,752,827.

Invesco New York Tax Free Income Fund

Invesco Tax-Exempt Cash Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2013

invesco.com/us	TEC-QTR-1 11/13	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–98.76%

California–1.05%

California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.04%	11/01/38	$1,000	$1,000,000

Colorado–12.77%

Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC-U.S. Bank, N.A.) (a)(b)	0.06%	12/01/23	745	745,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.05%	11/01/38	2,400	2,400,000
Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.05%	11/01/28	790	790,000
Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD MFH RB (CEP-FNMA) (a)	0.05%	02/15/28	365	365,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP-FNMA) (a)	0.06%	02/01/31	1,585	1,585,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.06%	12/01/34	2,500	2,500,000
Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC-BNP Paribas) (a)(b)(c)	0.28%	12/01/30	3,800	3,800,000
				12,185,000

Florida–4.64%

Broward (County of) Educational Facilities Authority (City College, Inc.); Series 2004, VRD RB (LOC-Citibank, N.A.) (a)(b)	0.06%	11/01/31	600	600,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.06%	11/01/36	675	675,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.05%	07/01/32	3,150	3,150,000
				4,425,000

Georgia–2.83%

Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAC (LOC-Branch Banking & Trust Co.) (a)(b)	0.06%	08/01/38	900	900,000
Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.05%	07/01/24	1,200	1,200,000
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB (a)	0.03%	09/01/35	600	600,000
				2,700,000

Illinois–7.44%

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(d)	0.16%	06/01/17	829	829,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.06%	08/15/25	473	473,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC-BMO Harris, N.A.) (a)(b)	0.06%	06/01/29	5,800	5,800,000
				7,102,000

Iowa–2.67%

Iowa (State of) Finance Authority (Windsor on the River, LLC); Series 2007 A, VRD MFH RB (LOC-PNC Bank, N.A.) (a)(b)(e)	0.08%	05/01/42	2,000	2,000,000
West Des Moines (City of); Series 2013 A, Ref. Unlimited Tax GO Bonds	2.00%	06/01/14	540	544,620
				2,544,620

Kansas–0.27%

Olathe Unified School District No. 233; Series 2009 C, Ref. Unlimited Tax GO Bonds	4.00%	09/01/14	250	256,912

Kentucky–3.88%

Breckinridge (County of) (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (a)(b)	0.07%	12/01/29	3,000	3,000,000

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–(continued)

Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (a)(b)	0.06%	07/01/38	$700	$700,000
				3,700,000

Louisiana–0.95%

St. Tammany Parish Wide School District No. 12; Series 2013, Unlimited Tax GO Bonds	3.00%	04/01/14	900	908,365

Massachusetts–0.42%
Massachusetts (State of) (Consolidated Loan of 2010); Series 2010 C, Ref. Limited Tax GO Bonds	4.00%	01/01/14	100	100,305
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.05%	07/01/38	300	300,000
				400,305

Michigan–1.52%

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.05%	10/15/38	850	850,000
Michigan (State of) Housing Development Authority (Parks of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP-FNMA) (a)	0.05%	08/15/32	500	500,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.06%	10/01/31	100	100,000
				1,450,000

Minnesota–3.27%

Maplewood (City of) (Mounds Park Academy); Series 2003, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.) (a)(b)	0.05%	10/01/23	625	625,000
Minneapolis (City of) & St. Paul (City of) Housing & Redevelopment Authority (Allina Health System); Series 2009 C, VRD Health Care RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.04%	11/15/35	2,500	2,500,000
				3,125,000

Missouri–4.32%

Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago) (a)(b)	0.16%	11/01/37	2,970	2,970,000
St. Louis (City of) Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC-U.S. Bank, N.A.) (a)(b)	0.06%	12/01/40	1,150	1,150,000
				4,120,000

Nebraska–4.19%

Douglas (County of) Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC-U.S. Bank, N.A.) (a)(b)	0.06%	08/15/32	4,000	4,000,000

New Hampshire–1.68%

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.05%	09/01/37	1,600	1,600,000

New Jersey–1.89%

New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.06%	02/01/28	800	800,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.06%	01/01/24	1,000	1,000,000
				1,800,000

New York–1.05%
Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC-TD Bank, N.A.) (a)(b)	0.04%	12/01/29	1,000	1,000,000

North Carolina–5.65%
Mecklenburg (County of); Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	08/01/14	150	154,678
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1991 B, VRD RB (a)	0.04%	12/01/21	900	900,000

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–(continued)

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.08%	09/01/27	$3,905	$3,905,000
Winston-Salem (City of); Series 2013, Stormwater Fee RB	2.00%	06/01/14	430	433,736
				5,393,414

North Dakota–2.10%

Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC-U.S. Bank, N.A.) (a)(b)	0.17%	12/01/14	2,000	2,000,000

Ohio–3.21%

Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.) (a)(b)	0.06%	11/01/40	705	705,000
Central Ohio Solid Waste Authority; Series 2012, Ref. & Improvement Solid Waste Facilities Limited Tax GO Bonds (f)	3.00%	12/01/13	45	45,000
Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.) (a)(b)	0.07%	08/02/38	1,600	1,600,000
Ohio (State of); Series 2010 N, Highway Capital Improvement Unlimited Tax GO Bonds (f)(g)	5.00%	06/15/14	700	717,813
				3,067,813

Oklahoma–0.26%

Oklahoma City (City of); Series 2006, Unlimited Tax GO Bonds	5.00%	03/01/14	250	252,937

Oregon–2.72%

Clackamas (County of) Hospital Facility Authority (Legacy Health System); Series 2008 C, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.05%	06/01/37	1,000	1,000,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA) (a)(e)	0.08%	10/15/38	1,600	1,600,000
				2,600,000

Pennsylvania–12.38%

Derry (Township of) Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC-PNC Bank, N. A.) (a)(b)	0.06%	11/01/30	580	580,000
Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.05%	03/01/30	2,500	2,500,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (a)(b)	0.05%	03/01/30	1,200	1,200,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.07%	10/15/25	400	400,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (a)(b)(c)	0.07%	07/01/38	5,930	5,930,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.07%	05/01/34	1,200	1,200,000
				11,810,000

Rhode Island–4.38%

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.07%	09/01/32	3,300	3,300,000
Rhode Island (State of) Health & Educational Building Corp. (Brown University); Series 2013, Higher Education Facilities RB	5.00%	09/01/14	850	880,277
				4,180,277

Tennessee–0.97%

Clarksville (City of) Public Building Authority (Tennessee Municipal Bond Fund); Series 1994, VRD Pooled Financing RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.09%	06/01/24	930	930,000

Texas–3.10%

Brazosport Independent School District; Series 2004, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	4.00%	02/15/14	200	201,508
Dallas (City of); Series 2007, Ref. & Improvement Limited Tax GO Bonds	5.00%	02/15/14	300	302,933

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

El Paso (City of); Series 2012 A, Ref. Water & Sewer Improvement RB	2.00%	03/01/14	$175	$175,711
Joaquin Independent School District; Series 2010, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	3.00%	02/15/14	120	120,654
Plains Independent School District; Series 2013 A, Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	2.00%	08/15/14	880	890,905
Texas (State of); Series 2013, TRAN	2.00%	08/28/14	1,050	1,064,016
Texas A&M University System Board of Regents; Series 2010 A, Ref. Financing System RB	4.00%	05/15/14	100	101,672
Webb (County of); Series 2013, Limited Tax GO Ctfs.	2.00%	02/15/14	100	100,334
				2,957,733

Utah–1.45%

Davis School District; Series 2009, Unlimited Tax GO Bonds (CEP-Utah School Bond Guarantee Program)	3.00%	06/01/14	875	886,528
Utah (County of) (IHC Health Services, Inc.); Series 2002 B, VRD Hospital RB (a)	0.06%	05/15/35	500	500,000
				1,386,528

Virginia–1.61%

Chesapeake (City of); Series 2011 A, Ref. Public Improvement Unlimited Tax GO Bonds	3.00%	12/01/13	725	725,000
Hampton (County of) Roads Sanitation District; Series 2009-A, Wastewater RB	4.00%	11/01/14	100	103,380
Henrico (County of); Series 2008 A, Public Improvement Unlimited Tax GO Bonds	5.00%	12/01/13	200	200,000
Virginia (State of); Series 2011 A-1, Unlimited Tax GO Bonds	3.00%	06/01/14	500	506,825
				1,535,205

Washington–0.21%

Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.15%	11/01/32	200	200,000

Wisconsin–4.31%

Appleton (City of); Series 2012 C, Unlimited Tax GO Promissory Notes	2.00%	04/01/14	110	110,621
New Berlin (City of); Series 2012 A, Ref. Corporate Purpose Unlimited Tax GO Bonds	2.00%	06/01/14	500	504,477
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC-Bank of America, N.A.) (a)(b)	0.08%	07/01/16	2,500	2,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.06%	12/01/36	1,000	1,000,000
				4,115,098

Wyoming–1.57%

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.06%	11/01/24	1,500	1,500,000
TOTAL INVESTMENTS(h)(i)–98.76% (Cost $94,246,207)				94,246,207
OTHER ASSETS LESS LIABILITIES–1.24%				1,182,448
NET ASSETS–100.00%				$95,428,655

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

Investment Abbreviations:

CEP	—Credit Enhancement Provider
Ctfs.	—Certificates
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue Bonds
RAC	—Revenue Anticipation Certificates
RB	—Revenue Bonds
Ref.	—Refunding
TRAN	—Tax and Revenue Anticipation Notes
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 6.2%; other countries less than 5% each: 4.0%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2013 was $1,759,000, which represented 1.84% of the Fund’s Net Assets.
(e)	Security subject to the alternative minimum tax.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
U.S. Bank, N.A.	23.4%
JPMorgan Chase Bank, N.A.	8.0
Wells Fargo Bank, N.A.	7.6
Lloyds TSB Bank PLC	6.3
BMO Harris, N.A.	6.2
PNC Bank, N.A.	6.0

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Tax-Exempt Cash Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2013, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Tax-Exempt Cash Fund

Invesco Tax-Free Intermediate Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2013

invesco.com/us	TFI-QTR-1 11/13	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–97.96%

Alabama–3.10%

Alabama (State of) 21st Century Authority;
Series 2012 A, Tobacco Settlement RB	5.00%	06/01/19	$1,750	$1,985,480
Series 2012 A, Tobacco Settlement RB	5.00%	06/01/21	1,500	1,684,950
Alabama (State of) Public School & College Authority;
Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/15	1,000	1,067,420
Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/18	1,000	1,169,970
Birmingham (City of) Airport Authority;
Series 2003 A, Ref. RB (INS-AGM) (a)	4.00%	07/01/15	1,930	2,013,241
Series 2003 A, Ref. RB (INS-AGM) (a)	4.00%	07/01/16	2,335	2,486,658
Series 2003 A, Ref. RB (INS-AGM) (a)	4.00%	07/01/17	2,465	2,660,721
Series 2003 A, Ref. RB (INS-AGM) (a)	4.00%	07/01/18	1,985	2,150,569
Series 2003 A, Ref. RB (INS-AGM) (a)	4.00%	07/01/19	1,410	1,529,667
Series 2003 A, Ref. RB (INS-AGM) (a)	4.50%	07/01/20	1,375	1,501,844
Birmingham (City of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2006 C-1, RB (b)	4.10%	11/03/16	2,000	2,191,540
Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital);
Series 2009, Health Care Facility RB (b)(c)	4.50%	06/01/14	990	1,011,691
Series 2009, Health Care Facility RB (b)(c)	4.63%	06/01/14	750	766,950
Series 2009, Health Care Facility RB (b)(c)	5.00%	06/01/14	525	537,883
Series 2009, Health Care Facility RB (b)(c)	5.25%	06/01/14	1,000	1,025,810
Series 2009, Health Care Facility RB (b)(c)	5.75%	06/01/14	2,000	2,056,660
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative);
Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (a)	4.25%	08/01/18	3,540	3,989,474
Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (a)	4.25%	08/01/19	3,535	3,988,293
Huntsville (City of) Health Care Authority;
Series 2010 A, RB	4.50%	06/01/15	1,970	2,073,129
Series 2010 A, RB	5.00%	06/01/18	2,740	3,097,680
Mobile (City of) Industrial Development Board (Alabama Power Co. - Barry Plant); Series 2007 C, PCR (b)	5.00%	03/19/15	2,150	2,266,143
				41,255,773

Alaska–1.13%

Alaska (State of) Industrial Development & Export Authority (Greater Fairbanks Community Hospital Foundation);
Series 2004 A, RB (INS-AGM) (a)	5.13%	04/01/19	1,000	1,153,130
Series 2009 C, Ref. RB	4.25%	04/01/15	1,025	1,063,950
Alaska (State of) Industrial Development & Export Authority; Series 2010 A, Ref. Revolving Fund RB	5.25%	04/01/21	765	886,528
Alaska (State of) International Airports System; Series 2006 B, RB (INS-NATL) (a)	5.00%	10/01/27	1,135	1,216,606
Alaska (State of) Municipal Bond Bank Authority; Series 2009 1, RB	5.63%	09/01/29	250	280,625
North Slope (Borough of); Series 2008 A, Unlimited Tax GO Bonds	5.50%	06/30/19	1,000	1,203,530
Southeast Alaska Power Agency; Series 2009, Ref. Electric RB (INS-AGC) (a)	5.13%	06/01/24	650	698,068
Valdez (City of) (BP Pipelines);
Series 2003 B, Ref. Marine Terminal RB	5.00%	01/01/21	1,800	2,060,442
Series 2003 C, Ref. Marine Terminal RB	5.00%	01/01/21	5,730	6,559,074
				15,121,953

Arizona–1.95%

Amphitheater Unified School District No. 10; Series 2009 B, School Improvement Unlimited Tax GO Bonds (INS-AGC) (a)	4.00%	07/01/18	1,250	1,383,125
Arizona (State of);
Series 2010 A, COP (INS-AGM) (a)	5.00%	10/01/14	3,000	3,117,270
Series 2010 A, COP (INS-AGM) (a)	5.00%	10/01/15	2,000	2,155,020
Series 2010 A, COP (INS-AGM) (a)	5.00%	10/01/16	3,000	3,333,450
Series 2010 A, COP (INS-AGM) (a)	5.00%	10/01/18	2,000	2,285,540
Series 2010 A, COP (INS-AGM) (a)	5.00%	10/01/19	1,000	1,149,500

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

Series 2010 B, COP (INS-AGM) (a)	5.00%	10/01/21	$2,000	$2,225,900
Series 2010 B, COP (INS-AGM) (a)	5.00%	10/01/22	2,000	2,195,360
Series 2010 B, COP (INS-AGM) (a)	5.00%	10/01/23	2,000	2,172,680
Kingman Unified School District No. 20; Series 2009 C, School Improvement Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	07/01/23	1,500	1,709,820
Pima (County of);
Series 2010, COP	3.50%	06/01/14	2,130	2,164,953
Series 2010, COP	3.50%	06/01/15	1,200	1,255,308
Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (INS-SGI) (a)	5.00%	07/01/24	750	797,003
				25,944,929

California–9.53%

Albany Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	08/01/25	1,520	1,664,628
Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/28	1,350	1,436,913
Association of Bay Area Governments Finance Authority for Non-profit Corps. (Casa de las Campanas, Inc.); Series 2010, RB (INS-Cal-Mortgage) (a)	4.00%	09/01/15	675	708,784
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2011, Ref. RB	5.00%	08/15/15	1,000	1,079,260
California (State of) Health Facilities Financing Authority (St. Joseph Health System);
Series 2009 C, Ref. RB (b)	5.00%	10/16/14	3,125	3,255,969
Series 2009 D, Ref. RB (b)	5.00%	10/18/16	6,000	6,734,400
California (State of) Health Facilities Financing Authority (The Episcopal Home);
Series 2010 B, RB (c)	5.10%	02/01/19	735	819,253
Series 2010 B, RB (b)(c)	5.50%	02/01/20	1,250	1,511,462
California (State of) Pollution Control Financing Authority (BP West Coast Products LLC); Series 2009, Ref. Environmental Improvement RB (b)	2.60%	09/02/14	4,650	4,723,981
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2013 B-3, TEMPS-40sm RB	2.10%	10/01/19	2,250	2,235,262
California (State of) Statewide Communities Development Authority (Enloe Medical Center);
Series 2008 A, RB (INS-Cal-Mortgage) (a)	5.00%	08/15/17	385	433,491
Series 2008 A, RB (INS-Cal-Mortgage) (a)	5.25%	08/15/19	325	366,867
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2007 B, RB (INS-AMBAC) (a)	5.05%	10/01/28	1,500	1,513,665
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012, Floating Rate RB (b)(d)	1.00%	05/01/17	6,000	6,000,000
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/20	1,900	2,191,346
Series 2009 B, Ref. Economic Recovery Unlimited Tax GO Bonds (b)	5.00%	07/01/14	1,095	1,125,879
Series 2011, Ref. Unlimited Tax GO Bonds	5.00%	09/01/17	2,000	2,308,500
Series 2012 A, Ref. Floating Rate Unlimited Tax GO Bonds (b)(d)	0.73%	05/01/15	3,000	3,000,000
Series 2012 B, Ref. Floating Rate Unlimited Tax GO Bonds (d)	1.05%	05/01/19	4,000	4,000,000
California Infrastructure & Economic Development Bank (The Paul Getty Trust); Series 2011 J, Ref. Floating Rate RB (b)(d)	0.55%	04/01/14	2,000	2,000,000
Chula Vista (City of) (San Diego Gas & Electric Co.); Series 2006 A, Ref. IDR	1.65%	07/01/18	3,000	3,019,050
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(e)	0.00%	08/01/21	1,500	1,168,605
Fresno (City of); Series 2008 A, Sewer System RB (INS-AGC) (a)	5.00%	09/01/25	2,040	2,260,871
Hayward Unified School District (Election of 2008);
Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(e)	0.00%	08/01/17	1,000	936,860
Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(e)	0.00%	08/01/20	1,000	814,390
Inland Valley Development Agency;
Series 2011 A, Tax Allocation RB (b)	4.00%	03/01/14	4,000	4,024,840
Series 2011 B, Tax Allocation RB (b)	4.25%	03/01/15	2,500	2,577,400
Series 2011 C, Tax Allocation RB (b)	4.50%	03/01/16	2,500	2,630,750
Irvine (City of) (Reassessment District No. 13-1);
Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/17	575	622,938
Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/18	450	488,516

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Irvine (City of) Public Facilities & Infrastructure Authority; Series 2012 A, Special Assessment RB	3.00%	09/02/14	$445	$451,831
Kern Community College District; Series 2010, Ref. COP	4.00%	04/01/14	2,000	2,025,260
Lake Tahoe Unified School District (Election of 2008); Series 2009, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/24	1,000	1,096,000
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2008 C, Sub. RB	5.00%	05/15/28	1,000	1,073,840
Series 2009 A, Sr. RB	5.25%	05/15/29	1,000	1,099,700
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/21	2,000	2,369,040
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.00%	07/01/26	670	760,664
Madera (City of) Irrigation District; Series 2008, Ref. Water RB	5.00%	01/01/23	2,250	2,397,780
Monterey (County of) (2009 Refinancing);
Series 2009, COP (INS-AGM) (a)	5.00%	08/01/16	1,000	1,104,900
Series 2009, COP (INS-AGM) (a)	5.00%	08/01/19	2,360	2,708,029
Murrieta (City of) Public Financing Authority; Series 2012, Ref. Special Tax RB	5.00%	09/01/21	1,155	1,266,769
New Haven Unified School District; Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	08/01/20	2,530	2,906,464
Northern California Power Agency;
Series 2010 A, Ref. Capital Facilities RB	4.00%	08/01/14	1,000	1,024,310
Series 2010 A, Ref. Capital Facilities RB	4.00%	08/01/16	1,000	1,083,620
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/20	1,000	1,139,630
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/21	1,000	1,119,270
Rowland Unified School District (Election of 2006); Series 2009 B, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/23	1,300	890,162
Sacramento (County of);
Series 2009 B, Sr. Airport System RB	5.00%	07/01/18	1,000	1,144,870
Series 2009 D, Sub., Passenger Facility Charge Grant Airport System RB (INS-AGC) (a)	5.13%	07/01/25	1,500	1,605,765
Series 2010, Ref. COP	5.00%	02/01/16	4,665	5,006,851
Series 2010, Ref. COP	5.00%	02/01/17	4,000	4,362,600
Series 2010, Ref. COP	5.25%	02/01/18	3,000	3,320,490
Series 2010, Ref. COP	5.25%	02/01/19	1,500	1,658,280
Series 2010, Sr. Airport System RB	5.00%	07/01/23	500	553,395
San Diego (City of) Public Facilities Financing Authority; Series 2009 B, Ref. Sr. Sewer RB	5.00%	05/15/14	500	511,320
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2009 E, Second Series RB	5.50%	05/01/26	2,000	2,313,700
Santa Ana (City of) (Local Street Improvement); Series 2007, Gas Tax Revenue COP (INS-NATL) (a)	4.38%	01/01/24	1,000	1,008,350
Torrance Unified School District (Election of 2008-Measure Z);
Series 2009 B-1, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/22	1,900	1,394,372
Series 2009 B-1, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/23	2,000	1,369,480
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(b)	3.20%	06/01/20	2,500	2,500,450
Val Verde Unified School District; Series 2009 A, Ref. COP (INS-AGC) (a)	5.00%	03/01/29	2,040	2,063,317
Vernon (City of);
Series 2009 A, Electric System RB	5.13%	08/01/21	4,600	4,981,524
Series 2009 A, Electric System RB	5.50%	08/01/15	625	669,025
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/27	1,000	1,194,770
West Sacramento (City of) Area Flood Control Agency; Series 2008, Special Assessment RB	5.13%	09/01/23	1,075	1,120,731
				126,950,439

Colorado–1.29%

Adams State College;
Series 2009 A, Auxiliary Facilities Improvement RB (CEP-Colorado Higher Education Intercept Program)	5.00%	05/15/29	450	472,775
Series 2009 A, Auxiliary Facilities Improvement RB (CEP-Colorado Higher Education Intercept Program)	5.20%	05/15/27	340	364,701
Aurora (City of) (The Children’s Hospital Association); Series 2004 D, Hospital RB (INS-AGM) (a)	5.00%	12/01/20	1,000	1,122,610
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB	6.75%	12/01/23	760	820,169
Colorado (State of) Health Facilities Authority (North Colorado Medical Center, Inc.);
Series 2003 A, Hospital RB (INS-AGM) (a)	5.00%	05/15/15	1,000	1,061,230

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Series 2003 A, Hospital RB (INS-AGM) (a)	5.25%	05/15/26	$1,000	$1,065,400
Colorado (State of) Health Facilities Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, RB	5.00%	01/01/19	2,795	3,248,712
Colorado School of Mines Board of Trustees; Series 2009 A, Ref. & Improvement Enterprise RB (CEP-Colorado Higher Education Intercept Program)	5.00%	12/01/29	500	520,290
Denver School District No. 1; Series 2009 A, Unlimited Tax GO Bonds	5.00%	12/01/28	1,000	1,102,880
Glenwood Springs (City of);
Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/14	1,005	1,026,969
Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/15	1,000	1,044,150
Northern Colorado Water Conservancy District; Series 2007 J, Ref. RB (INS-AMBAC) (a)	5.00%	12/01/14	1,300	1,361,217
Public Authority for Colorado Energy;
Series 2008, Natural Gas Purchase RB	6.13%	11/15/23	1,525	1,777,327
Series 2008, Natural Gas Purchase RB	6.25%	11/15/28	2,000	2,261,840
				17,250,270

Connecticut–0.73%

Connecticut (State of) (Transportation Infrastructure); Series 2009 A, Special Tax Obligation RB	5.00%	12/01/16	2,000	2,263,860
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	4.00%	07/01/23	1,500	1,536,495
Connecticut (State of) Health & Educational Facility Authority (Sacred Heart University); Series 2012 H, Ref. RB (INS-AGM) (a)	4.00%	07/01/22	2,590	2,766,638
Connecticut (State of); Series 2013 A, Floating Rate Unlimited Tax GO Bonds (d)	0.60%	03/01/19	2,000	2,000,000
New Haven (City of) Solid Waste & Recycling Authority; Series 2008, RB	5.13%	06/01/23	1,000	1,110,520
				9,677,513

Delaware–0.21%

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center);
Series 2009 A, RB	4.05%	07/01/22	1,000	1,027,680
Series 2009 A, RB	5.00%	07/01/18	1,540	1,743,080
				2,770,760

District of Columbia–0.80%

District of Columbia (Center for Strategic & International Studies, Inc.); Series 2011, RB	4.75%	03/01/17	2,035	2,063,348
District of Columbia (Georgetown University);
Series 2001 C, University RB (b)	5.25%	04/01/23	2,000	2,214,280
Series 2009 A, Ref. University RB	5.00%	04/01/15	2,000	2,119,600
Series 2011, University RB (b)	5.00%	04/01/21	2,055	2,329,363
District of Columbia; Series 2011 E, Ref. Income Tax Sec. Floating Rate RB (d)	0.65%	12/01/15	2,000	2,000,000
				10,726,591

Florida–5.13%

Broward (County of); Series 2009 O, Ref. Airport System RB	5.00%	10/01/14	1,490	1,550,464
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	1,000	1,136,650
Citizens Property Insurance Corp. (High Risk Account);
Series 2009 A-1, Sr. Sec. RB (INS-AGC) (a)	5.00%	06/01/16	2,000	2,201,840
Series 2010 A-1, Sr. Sec. RB (INS-AGM) (a)	5.00%	06/01/14	2,500	2,560,550
Series 2010 A-1, Sr. Sec. RB (INS-AGM) (a)	5.00%	06/01/17	2,000	2,260,600
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/22	8,000	8,907,440
Florida (State of) Board of Education;
Series 2009 A, Lottery RB	5.00%	07/01/23	2,000	2,251,300
Series 2009 A, Lottery RB	5.25%	07/01/24	1,715	1,946,971
Florida (State of) Department of Education; Series 2006 A, Community College Capital Improvement RB (INS-NATL) (a)	5.00%	07/01/18	1,335	1,488,658
Florida (State of) Municipal Power Agency (St. Lucie);
Series 2011 A, RB	4.00%	10/01/16	500	544,630
Series 2011 A, RB	4.00%	04/01/17	500	549,530
Florida Hurricane Catastrophe Fund Finance Corp.; Series 2010 A, RB	5.00%	07/01/15	5,250	5,633,880
Gulf Breeze (City of) (2010 A Loan Program - Loans to City of Pensacola);
Series 2010 A, Capital Funding RB (INS-AGM) (a)	5.00%	10/01/15	1,590	1,704,067

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Series 2010 A, Capital Funding RB (INS-AGM) (a)	5.00%	10/01/16	$1,495	$1,652,409
Gulf Breeze (City of) (Local Government Loan Program); Series 1985 J, RB (f)	4.50%	12/01/20	3,050	3,455,955
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2005 I, Hospital RB	4.50%	11/15/15	2,000	2,158,700
Series 2005 I, Hospital RB	5.00%	11/15/16	2,000	2,251,440
JEA; Series 2009 Three A, Electric System RB	5.00%	10/01/26	1,125	1,139,456
Kissimmee (City of) Utility Authority;
Series 2003, Ref. Electric System RB (INS-AGM) (a)	5.00%	10/01/17	1,900	2,169,097
Series 2003, Ref. Electric System RB (INS-AGM) (a)	5.25%	10/01/15	1,500	1,626,705
Series 2003, Ref. Electric System RB (INS-AGM) (a)	5.25%	10/01/16	1,500	1,683,030
Lakeland (City of) (Lakeland Regional Health Systems); Series 2011, Ref. Hospital System RB	4.00%	11/15/14	585	602,702
Miami (City of) (Homeland Defense); Series 2007, Ref. Limited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/16	1,000	1,079,010
Miami (City of);
Series 1998, Ref. Parking System RB (INS-NATL) (a)	5.25%	10/01/15	900	945,729
Series 2009, Ref. Parking System RB (INS-AGC) (a)	5.00%	10/01/28	750	779,558
Miami-Dade (County of) (Double-Barreled Aviation); Series 2010, Unlimited Tax GO Bonds	5.00%	07/01/17	500	572,340
Miami-Dade (County of) (Jackson Health System);
Series 2009, Public Facilities RB (INS-AGC) (a)	5.00%	06/01/18	1,000	1,139,310
Series 2009, Public Facilities RB (INS-AGC) (a)	5.50%	06/01/29	2,455	2,581,482
Miami-Dade (County of) (Miami International Airport);
Series 2009 A, Aviation RB (INS-AGC) (a)	5.00%	10/01/27	120	126,859
Series 2009 B, Aviation RB (INS-AGC) (a)	5.00%	10/01/26	1,000	1,065,760
Series 2009 B, Aviation RB (INS-AGC) (a)	5.00%	10/01/29	1,000	1,040,460
Miami-Dade (County of);
Series 2008 C, Ref. Water & Sewer System RB (INS-BHAC) (a)	5.00%	10/01/24	1,500	1,657,260
Series 2008 C, Ref. Water & Sewer System RB (INS-BHAC) (a)	5.13%	10/01/25	1,525	1,682,319
Series 2008 C, Ref. Water & Sewer System RB (INS-BHAC) (a)	5.50%	10/01/20	1,500	1,714,680
Orange (County of) Health Facilities Authority (Orlando Health, Inc.); Series 2009, Hospital RB	5.00%	10/01/14	1,085	1,124,548
Pasco (County of); Series 2009 A, Water & Sewer RB	5.00%	10/01/16	750	840,255
Port St. Lucie (City of) (Municipal Complex); Series 2008, Ref. Master Lease Project COP (INS-AGC) (a)	6.25%	09/01/27	500	539,075
Volusia (County of) School Board; Series 2011, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	10/01/14	2,000	2,064,660
				68,429,379

Georgia–3.79%

Atlanta (City of);
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	4.13%	11/01/19	970	1,084,829
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.00%	11/01/17	1,500	1,725,690
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.00%	11/01/20	1,500	1,713,000
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.00%	11/01/21	1,500	1,682,790
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.25%	11/01/27	2,000	2,245,100
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR (b)	2.40%	04/01/20	2,000	1,919,120
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	5.25%	09/01/20	2,440	2,598,039
Fayette (County of) Hospital Authority (Fayette Community Hospital);
Series 2009 A, RAC	4.38%	06/15/20	2,500	2,736,325
Series 2009 A, RAC	4.50%	06/15/21	2,500	2,683,850
Fulton (County of) Development Authority (Catholic Health East); Series 2010, Health System RB (c)	4.00%	11/15/16	2,460	2,709,887
Fulton (County of) Development Authority (Piedmont Healthcare, Inc.); Series 2009 A, RB	5.00%	06/15/29	2,830	2,986,697
Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2012, Retirement Community RB	5.00%	11/15/22	2,000	2,213,940
Gainesville (City of) & Hall (County of) Hospital Authority (Northeast Georgia Health System, Inc.); Series 2010 A, RAC	5.00%	02/15/16	1,245	1,343,716
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System);
Series 2008 A, RAC	5.00%	08/01/20	1,000	1,085,940
Series 2008 A, RAC	5.25%	08/01/23	1,000	1,068,880
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS-AGM) (a)	5.25%	07/01/29	2,000	2,070,820

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.);
Series 2009, RAC	4.00%	08/01/19	$635	$696,874
Series 2009, RAC	5.00%	08/01/24	1,260	1,383,807
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.);
Series 2010, RAC (INS-AGM) (a)	3.50%	08/01/20	2,000	2,082,960
Series 2010, RAC (INS-AGM) (a)	5.00%	08/01/21	1,500	1,662,030
Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB	4.00%	10/01/14	585	597,917
Series 2012 A, RB	4.00%	10/01/16	1,660	1,764,630
Series 2012 C, RB	5.25%	10/01/27	1,000	1,041,180
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC	5.25%	01/01/29	2,500	2,592,950
South Regional Joint Development Authority (Valdosta State University Parking & Health Center);
Series 2007, RB (INS-SGI) (a)	5.00%	08/01/20	1,385	1,525,702
Series 2007, RB (INS-SGI) (a)	5.00%	08/01/21	1,490	1,675,237
Series 2007, RB (INS-SGI) (a)	5.00%	08/01/22	605	680,214
Thomasville (City of) Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC	4.75%	11/01/25	750	756,667
Valdosta (City of) & Lowndes (County of) Hospital Authority (South Medical Center); Series 2011 B, RB	5.00%	10/01/24	2,000	2,181,820
				50,510,611

Guam–0.77%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.00%	12/01/15	1,085	1,152,346
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/19	1,000	1,124,010
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/20	1,595	1,781,168
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/23	2,000	2,178,660
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/24	2,250	2,404,755
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/25	1,500	1,590,600
				10,231,539

Idaho–0.69%

Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	5.63%	12/01/19	1,000	1,171,050
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2009 A, Grant & RAB	5.25%	07/15/25	500	545,295
Idaho (State of) Housing & Finance Association;
Series 2008 D, Class III, Single Family Mortgage RB	5.35%	01/01/29	430	441,761
Series 2009 B, Class III, Single Family Mortgage RB	5.65%	07/01/26	620	654,013
Regents of the University of Idaho;
Series 2007 B, General RB (INS-AGM) (a)(b)	4.50%	04/01/18	1,760	1,945,680
Series 2011, Ref. General RB (b)	5.25%	04/01/21	3,905	4,479,191
				9,236,990

Illinois–6.11%

Bolingbrook (Village of); Series 2010 A, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/23	1,260	1,365,676
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.13%	11/01/25	1,145	1,176,591
Chicago (City of) (Midway Airport); Series 2013 B, Ref. Second Lien RB	5.00%	01/01/20	2,000	2,286,820
Chicago (City of) (O’Hare International Airport);
Series 2008 A, Ref. Passenger Facility Charge RB (INS-AGM) (a)	5.00%	01/01/16	1,400	1,526,448
Series 2010 C, Third Lien General Airport RB (INS-AGC) (a)	5.25%	01/01/21	1,025	1,163,436
Chicago (City of) Board of Education; Series 2013 A3, Ref. Floating Rate Unlimited Tax GO Bonds (b)(d)	0.88%	06/02/18	10,000	10,000,000
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008 A, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/23	2,500	2,677,975
Cook (County of);
Series 2004 A, Ref. Unlimited Tax GO Bonds (b)(c)	5.00%	05/15/14	1,590	1,641,516
Series 2004 A, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.00%	11/15/17	3,410	3,499,512
Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	11/15/19	2,015	2,303,044
Series 2009 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/20	5,150	5,728,860

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Cook County School District No. 144 (Prairie Hills);
Series 2010 A, School Limited Tax GO Bonds (c)	4.00%	12/01/16	$870	$957,331
Series 2010 A, School Limited Tax GO Bonds (c)	4.25%	12/01/20	555	636,341
DeKalb County Community Unit School District No. 428;
Series 2010, School Building Unlimited Tax CAB GO Bonds (e)	0.00%	01/01/19	1,000	877,260
Series 2010, School Building Unlimited Tax CAB GO Bonds (e)	0.00%	01/01/20	1,000	827,700
Dolton (Village of);
Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (a)	4.25%	12/01/21	1,000	1,079,340
Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (a)	4.25%	12/01/22	1,000	1,071,720
Illinois (State of) Finance Authority (Advocate Health Care Network);
Series 2003 A, RB (b)	4.38%	07/01/14	640	655,117
Series 2010 D, Ref. RB	5.00%	04/01/20	1,200	1,347,924
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2009 A, RB (b)(c)	7.00%	11/17/14	1,000	1,065,810
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 1999 A, RB (INS-AGM) (a)	5.00%	05/15/17	2,000	2,188,480
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.);
Series 2005, RB (INS-AGM) (a)	5.25%	03/01/22	1,275	1,421,089
Series 2005, RB (INS-AGM) (a)	5.25%	03/01/23	1,500	1,654,575
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2009 C, RB	5.25%	08/15/29	2,015	2,057,255
Illinois (State of) Finance Authority (University of Chicago); Series 1998 B, RB (b)(d)	3.38%	02/03/14	1,045	1,050,873
Illinois (State of);
Series 2010, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/16	1,000	1,077,720
Series 2010, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/17	800	878,344
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	08/01/24	2,000	2,070,420
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	08/01/25	2,000	2,052,120
Series 2013, Unlimited Tax GO Bonds	5.00%	07/01/21	2,500	2,709,900
Joliet (City of); Series 2012, Ref. Waterworks & Sewage RB	4.00%	01/01/15	1,000	1,037,010
Kane & DeKalb Counties Community Unit School District No. 302 (Kaneland); Series 2008, School Building Unlimited Tax GO Bonds (INS-AGM) (a)	5.50%	02/01/28	1,500	1,601,790
Kendall (County of) Forest Preserve District; Series 2007, Unlimited Tax GO Bonds (INS-NATL) (a)	5.25%	01/01/23	4,000	4,499,520
Kendall, Kane & Will Counties Community Unit School District No. 308;
Series 2007, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	02/01/23	5,795	6,392,754
Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	4.38%	10/01/21	1,020	1,085,443
Northern Illinois Municipal Power Agency (Prairie State Power); Series 2007 A, RB (INS-NATL) (a)	5.00%	01/01/19	1,000	1,108,900
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	1,000	1,099,160
St. Clair (County of) (Alternative Revenue Source);
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/19	1,000	1,160,190
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/21	1,480	1,652,731
Will County Community Unit School District No. 365 (Valley View); Series 2011 B, Ref. Unlimited Tax GO Bonds	5.00%	11/01/17	1,060	1,192,076
Will, Grundy, Etc. Counties Community College District No. 525 (Joliet Junior College);
Series 2008, Unlimited Tax GO Bonds (b)(c)	5.75%	06/01/18	240	288,706
Series 2008, Unlimited Tax GO Bonds	5.75%	06/01/27	1,195	1,284,972
				81,452,449

Indiana–1.09%

Clark-Pleasant Middle School Building Corp.; Series 2009, First Mortgage RB	5.00%	07/15/22	1,000	1,107,970
Indiana (State of) Health Facility Financing Authority (Ascension Health Subordinate Credit Group); Series 2005 A-6, RB (b)	5.00%	06/01/14	3,500	3,583,020
Indiana (State of) Health Facility Financing Authority (Community Foundation of Northwest Indiana); Series 2004 A, Hospital RB (b)(c)	5.38%	03/01/14	1,000	1,023,410
Indiana (State of) Municipal Power Agency;
Series 2011 A, Power Supply System RB	5.00%	01/01/21	250	289,485
Series 2011 A, Power Supply System RB	5.00%	01/01/22	250	285,525
Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (INS-AGC) (a)	5.25%	01/01/29	1,040	1,111,625
Monroe County Community 1996 School Building Corp.; Series 2008, First Mortgage RB (INS-AGM) (a)	5.13%	01/15/24	2,285	2,505,800
Portage (City of) Redevelopment District; Series 2008, Ref. Tax Increment Allocation RB (INS-AGC) (a)	5.00%	01/15/22	2,470	2,628,302

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

Rockport (City of) (Indiana Michigan Power Co.);
Series 2009 A, Ref. PCR (b)	6.25%	06/02/14	$1,000	$1,026,610
Series 2009 B, Ref. PCR (b)	6.25%	06/02/14	500	513,305
University of Southern Indiana; Series 2009 J, Student Fee RB (INS-AGC) (a)	5.00%	10/01/23	400	437,384
				14,512,436

Iowa–1.65%

Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.38%	06/15/28	1,825	1,900,445
Iowa (State of) Finance Authority (Iowa Health System);
Series 2005 A, Health Facilities RB (INS-AGC) (a)	5.00%	02/15/18	1,000	1,143,960
Series 2005 A, Health Facilities RB (INS-AGC) (a)	5.00%	02/15/19	500	577,155
Iowa (State of) Finance Authority (Mercy Medical Center); Series 2012, Health Facilities RB	4.00%	08/15/21	1,830	1,942,984
Iowa Student Loan Liquidity Corp.;
Series 2009 1, RB	5.00%	12/01/15	2,500	2,664,275
Series 2009 1, RB	5.00%	12/01/16	2,525	2,746,165
Series 2009 1, RB	5.25%	12/01/17	2,500	2,777,125
Series 2009 1, RB	5.25%	12/01/18	2,500	2,798,475
Series 2009 2, RB	5.40%	12/01/23	2,500	2,621,950
Series 2009 3, RB	5.00%	12/01/19	2,500	2,756,300
				21,928,834

Kansas–0.34%

Dodge City (City of); Series 2009, Sales Tax RB (INS-AGC) (a)	5.00%	06/01/21	1,000	1,130,970
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2009 C, Hospital RB	5.00%	11/15/16	1,000	1,122,580
Series 2009 D, Hospital RB	5.00%	11/15/24	1,585	1,731,914
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/24	500	536,700
				4,522,164

Kentucky–2.73%

Christian (County of) (Jennie Stuart Medical Center, Inc.); Series 2006, Ref. Hospital RB (INS-AGC) (a)	5.25%	02/01/28	1,030	1,052,114
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (a)	5.75%	12/01/28	550	568,023
Kentucky (State of) Municipal Power Agency (Prairie State);
Series 2010 A, Power System RB (INS-AGM) (a)	4.00%	09/01/16	800	868,168
Series 2010 A, Power System RB (INS-AGM) (a)	5.00%	09/01/21	5,860	6,652,038
Series 2010 A, Power System RB (INS-AGM) (a)	5.00%	09/01/22	4,560	5,106,790
Series 2010 A, Power System RB (INS-AGM) (a)	5.00%	09/01/23	1,000	1,104,680
Louisville (City of) & Jefferson (County of) Metropolitan Government (Louisville Gas & Electric Co.); Series 2005 A, PCR (b)	2.20%	08/01/19	3,000	3,005,580
Louisville (City of) & Jefferson (County of) Metropolitan Sewer District;
Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/14	1,500	1,533,465
Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/15	2,500	2,671,400
Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/20	10,000	11,679,300
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS-AGC) (a)	5.00%	10/01/24	2,000	2,185,780
				36,427,338

Louisiana–4.03%

Greater New Orleans Expressway Commission; Series 2009, Ref. RB (INS-AGC) (a)	2.75%	11/01/14	600	612,552
Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 1998 B, Hospital RB (INS-AGM) (a)	5.25%	01/01/28	1,000	1,026,790
Louisiana (State of) Energy & Power Authority (Rodemacher Unit No. 2); Series 2013, Power RB	5.00%	01/01/21	1,100	1,241,020
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (BRCC Facilities Corp.);
Series 2011, Ref. RB (INS-AGM) (a)	3.00%	12/01/15	1,750	1,835,365
Series 2011, Ref. RB (INS-AGM) (a)	4.00%	12/01/17	1,690	1,874,447
Series 2011, Ref. RB (INS-AGM) (a)	4.00%	12/01/18	1,775	1,952,819

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Caddo/Bossier Parishes Port Commission); Series 2010, Ref. RB (INS-AGM) (a)	4.00%	04/01/18	$1,600	$1,764,976
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (City of Lake Charles Public Improvement); Series 2010, RB (INS-AGC) (a)	3.00%	05/01/14	1,000	1,010,880
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (City of Lake Charles);
Series 2009, Ref. RB (INS-AGC) (a)	4.00%	04/01/16	1,435	1,533,140
Series 2009, Ref. RB (INS-AGC) (a)	4.00%	04/01/18	1,555	1,707,592
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, Ref. RB	5.00%	04/01/18	1,000	1,140,970
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System Facilities Corp.); Series 2009 B, RB (INS-AGC) (a)	5.00%	10/01/26	1,500	1,584,135
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS-AGC) (a)	5.00%	02/01/29	1,000	1,048,580
Louisiana (State of) Offshore Terminal Authority (Loop LCC); Series 2007 B-2A, Deepwater Port RB (b)(d)	2.13%	10/01/15	1,000	1,019,330
Louisiana (State of) Public Facilities Authority (Black & Gold Facilities); Series 2007 A, RB (INS-AGC) (a)	5.00%	07/01/22	500	526,115
Louisiana (State of) Public Facilities Authority (CHRISTUS Health);
Series 2008 B, Ref. RB (INS-AGC) (a)	5.75%	07/01/18	620	660,319
Series 2009 A, Ref. RB	5.00%	07/01/15	1,000	1,062,970
Series 2009 A, Ref. RB	5.00%	07/01/16	1,000	1,095,630
Series 2009 A, Ref. RB	5.25%	07/01/20	1,000	1,146,140
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program); Series 2007, RB (INS-AMBAC) (a)	5.00%	06/01/18	1,000	1,096,080
Louisiana (State of) Public Facilities Authority (Nineteenth Judicial District Court Building); Series 2007, RB (INS-NATL) (a)	4.50%	06/01/21	1,000	1,039,910
Louisiana (State of) Stadium & Exposition District; Series 2013 A, Ref. Sr. RB	5.00%	07/01/24	1,500	1,660,020
Louisiana Citizens Property Insurance Corp.;
Series 2006 B, Assessment RB (INS-AMBAC) (a)	5.00%	06/01/16	1,000	1,090,490
Series 2006 B, Assessment RB (INS-AMBAC) (a)	5.25%	06/01/14	1,280	1,309,875
Series 2006 C-3, Assessment RB (INS-AGC) (a)	6.13%	06/01/25	1,550	1,765,233
Series 2012, Ref. RB	5.00%	06/01/24	1,020	1,097,622
New Orleans (City of) Aviation Board (Consolidated Rental Car);
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.00%	01/01/16	1,250	1,340,962
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.13%	01/01/17	1,730	1,904,246
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.25%	01/01/18	1,575	1,765,764
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.50%	01/01/19	1,100	1,255,056
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.75%	01/01/20	1,890	2,143,090
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	6.00%	01/01/25	1,000	1,113,110
New Orleans (City of) Aviation Board;
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	5.00%	01/01/19	500	573,010
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	6.00%	01/01/23	1,025	1,159,787
New Orleans (City of); Series 2009, Ref. Sewerage Service RB (INS-AGC) (a)	6.25%	06/01/29	1,000	1,107,080
Plaquemines (Parish of) Law Enforcement District;
Series 2009, Limited Tax GO Bonds	4.00%	09/01/14	415	423,682
Series 2009, Limited Tax GO Bonds	4.50%	09/01/17	1,350	1,472,499
Terrebonne (Parish of) Hospital Service District No. 1 (Terrebonne General Medical Center); Series 2010, Ref. RB	4.00%	04/01/20	1,000	1,058,490
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.00%	05/15/22	5,000	5,520,050
				53,739,826

Maine–0.54%

Lewiston (City of) (UBS Financial Services, Inc.);
Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (a)	5.00%	12/15/19	750	842,520
Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (a)	5.00%	12/15/20	870	976,227
Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (a)	5.50%	12/15/23	950	1,074,232

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maine–(continued)

Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group);
Series 2013, RB	5.00%	07/01/22	$300	$334,305
Series 2013, RB	5.00%	07/01/25	1,290	1,388,130
Maine (State of) Housing Authority; Series 2009 B, Mortgage Purchase RB	5.00%	11/15/29	2,500	2,561,150
				7,176,564

Maryland–0.32%

Baltimore (City of) (Water); Series 2009 A, Sub. Project RB	5.13%	07/01/29	250	272,242
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2008, RB	5.00%	07/01/18	1,000	1,116,470
Series 2008, RB (INS-AGC) (a)	5.00%	07/01/20	1,000	1,077,970
Maryland (State of) Health & Higher Educational Facilities Authority (The Johns Hopkins Health System Obligated Group); Series 2008 B, RB (b)	5.00%	05/15/15	715	764,321
Montgomery (County of) Housing Opportunities Commission; Series 2009 A, Single Family Mortgage RB	3.38%	07/01/16	1,000	1,057,780
				4,288,783

Massachusetts–0.50%

Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligated Group); Series 2004 D, RB (INS-AGC) (a)	4.00%	11/15/17	730	801,635
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2010 A, RB (b)(c)	2.25%	09/01/16	920	963,580
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2009 A, RB (INS-AGC) (a)	5.00%	07/01/23	1,095	1,205,705
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2009 A, Ref. RB	6.00%	07/01/24	1,500	1,676,715
Worcester (City of); Series 2009, Limited Tax GO Bonds (INS-AGC) (a)	4.00%	11/01/16	1,860	2,015,031
				6,662,666

Michigan–4.09%

Adrian City School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.50%	05/01/15	755	808,152
Battle Creek (City of); Series 2008, Ref. Downtown Development Limited Tax GO Bonds (INS-AMBAC) (a)	5.00%	05/01/15	1,110	1,184,448
Central Michigan University Board of Trustees; Series 2009, Ref. General RB	5.00%	10/01/14	1,510	1,567,002
Hastings Area School System; Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	3.25%	05/01/15	1,475	1,520,799
Michigan (State of) Building Authority (Facilities Program);
Series 2009 I, Ref. RB (INS-AGC) (a)	5.00%	10/15/23	7,150	7,884,305
Series 2009 I, Ref. RB (INS-AGC) (a)	5.25%	10/15/24	1,040	1,156,730
Series 2009 II, RB	4.00%	10/15/15	1,000	1,063,990
Series 2009 II, RB	4.00%	10/15/16	1,950	2,113,429
Series 2009 II, RB (INS-AGM) (a)	5.00%	10/15/21	1,180	1,308,585
Series 2009 II, RB (INS-AGM) (a)	5.00%	10/15/22	520	567,892
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group); Series 2010 F-3, Ref. & Project RB (b)	2.63%	06/30/14	2,700	2,734,587
Michigan (State of) Hospital Finance Authority (Henry Ford Health System);
Series 2009, Ref. RB	4.00%	11/15/14	655	672,266
Series 2009, Ref. RB	5.00%	11/15/19	1,500	1,662,525
Series 2009, Ref. RB	5.50%	11/15/18	1,000	1,135,980
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 A, Ref. RB	5.25%	05/15/18	1,100	1,271,523
Michigan (State of) Municipal Bond Authority (Local Government Loan Program);
Series 2009 A, City of Grand Rapids Downtown Development Limited Tax GO Bonds	5.00%	05/01/21	1,515	1,675,196
Series 2009 A, City of Grand Rapids Downtown Development Limited Tax GO Bonds	5.13%	05/01/23	300	325,686
Series 2009 A, City of Grand Rapids Downtown Development Limited Tax GO Bonds	5.25%	05/01/24	500	541,240
Series 2009 C, State Qualified School Limited Obligation Bonds (CEP-Michigan School Bond Loan Fund)	5.00%	05/01/15	1,850	1,960,611
Series 2009 C, State Qualified School Limited Obligation Bonds (CEP-Michigan School Bond Loan Fund)	5.00%	05/01/16	1,860	2,042,150

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–(continued)

Michigan (State of);
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/19	$3,000	$3,479,250
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/23	1,500	1,648,800
Royal Oak (City of) Hospital Finance Authority (William Beaumont Hospital Obligated Group);
Series 2009 W, Ref. RB	5.00%	08/01/15	1,000	1,061,610
Series 2009 W, Ref. RB	5.25%	08/01/16	3,000	3,286,740
Series 2009 W, Ref. RB	5.25%	08/01/17	2,000	2,229,360
Series 2009 W, Ref. RB	5.50%	08/01/19	1,775	2,025,346
Southgate Community School District; Series 2005, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	05/01/18	1,710	1,797,005
Wayne State University Board of Governors; Series 2009 A, Ref. General RB	5.00%	11/15/17	2,000	2,293,060
Ypsilanti School District;
Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	4.00%	05/01/14	1,985	2,015,410
Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	05/01/18	1,270	1,453,299
				54,486,976

Minnesota–2.22%

Duluth Independent School District No. 709;
Series 2009 B, COP	4.00%	03/01/14	1,360	1,368,962
Series 2009 B, COP	4.00%	03/01/15	1,400	1,440,642
Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Children’s Health Care);
Series 1995 B, Health Care RB (INS-AGM) (a)	5.00%	08/15/19	1,400	1,625,862
Series 1995 B, Health Care RB (INS-AGM) (a)	5.00%	08/15/21	1,350	1,538,555
Series 2010 A, Health Care Facilities RB	5.00%	08/15/20	730	846,136
Minneapolis & St. Paul (Cities of) Metropolitan Airports Commission;
Series 2007 B, Ref. Sub. RB (INS-NATL) (a)	5.00%	01/01/19	2,930	3,218,781
Series 2009 A, Ref. Sr. RB	4.00%	01/01/16	135	144,543
Series 2009 A, Ref. Sr. RB	5.00%	01/01/20	1,000	1,125,870
Series 2011, Ref. RB	5.00%	01/01/20	1,500	1,740,870
Series 2011, Ref. RB	5.00%	01/01/21	1,240	1,437,594
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group);
Series 2008 C-1, Health Care Facilities RB (INS-AGC) (a)	4.00%	02/15/14	1,000	1,007,320
Series 2008 C-1, Health Care Facilities RB (INS-AGC) (a)	4.00%	02/15/20	1,500	1,635,675
Series 2008 C-1, Health Care Facilities RB (INS-AGC) (a)	5.00%	02/15/16	570	619,995
Series 2008 C-1, Health Care Facilities RB (INS-AGC) (a)	5.00%	02/15/21	1,500	1,694,205
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas);
Series 2009 Seven-A, RB	4.00%	10/01/15	1,000	1,065,080
Series 2009 Seven-A, RB	4.00%	10/01/16	1,000	1,091,030
Series 2009 Seven-A, RB	4.50%	10/01/22	1,000	1,089,270
Series 2009 Six-X, RB	5.00%	04/01/24	500	558,960
Minnesota (State of) Housing Finance Agency;
Series 2009 A, Residential RB	5.20%	01/01/23	400	422,484
Series 2009 B, Residential RB	5.45%	07/01/24	365	387,918
St. Cloud (City of) (CentraCare Health System);
Series 2010 A, Health Care RB	5.00%	05/01/15	500	532,255
Series 2010 B, Health Care RB	5.00%	05/01/16	1,000	1,103,220
St. Paul (City of) Housing & Redevelopment Authority (Gillette Children’s Specialty Healthcare);
Series 2009, Health Care RB	5.00%	02/01/16	1,470	1,583,072
Series 2009, Health Care RB	5.25%	02/01/21	2,175	2,359,505
				29,637,804

Mississippi–0.56%

Alcorn State University Educational Building Corp. (Student Housing); Series 2009 A, RB	4.63%	09/01/26	1,695	1,780,293
Mississippi (State of) Development Bank (Jackson County Limited Tax Note); Series 2009, Special Obligation RB (INS-AGC) (a)	5.00%	07/01/24	1,000	1,081,850
Mississippi (State of) Development Bank (Lowndes County Industrial Development); Series 2007, Special Obligation RB (INS-AGM) (a)	5.00%	07/01/19	1,160	1,278,888

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Mississippi–(continued)

Mississippi (State of) Development Bank (Mississippi Power Co.); Series 2007 A, Special Obligation RB (INS-AMBAC) (a)	5.00%	07/01/16	$1,000	$1,093,760
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2004 B-2, RB	5.00%	09/01/23	1,975	2,197,622
				7,432,413

Missouri–1.31%

Cass (County of); Series 2007, Hospital RB	5.00%	05/01/17	500	530,725
Kansas City (City of);
Series 2008 A, Ref. General Improvement Airport RB (c)	4.00%	09/01/14	1,000	1,028,530
Series 2010 B, Ref. Special Obligation Tax Allocation RB	4.13%	01/01/21	2,000	2,136,960
Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	5.00%	03/01/25	1,250	1,400,113
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care);
Series 2010 B, Health Facilities RB	5.00%	06/01/19	1,000	1,157,670
Series 2010 B, Health Facilities RB	5.00%	06/01/21	4,645	5,235,194
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2010 A, RB	5.00%	11/15/20	1,000	1,138,770
St. Charles (City of); Series 2012, COP	2.00%	05/01/15	1,885	1,922,021
St. Louis (City of) (Lambert-St. Louis International Airport); Series 2007 A, Ref. Airport RB (INS-AGM) (a)	5.00%	07/01/20	1,125	1,257,941
St. Louis Municipal Finance Corp. (Convention Center Capital Improvement); Series 2008, Leasehold RB (INS-AGC) (a)	5.00%	07/15/21	1,500	1,597,320
				17,405,244

Montana–0.56%

Gallatin (County of) Airport Authority (Passenger Facility Charge Supported); Series 2009, RB	4.38%	06/01/29	1,500	1,515,720
Helena (City of); Series 2009, COP	5.00%	01/01/29	400	423,336
Montana (State of) Facility Finance Authority (Kalispell Regional Medical Center Obligated Group); Series 2010, Health Care Facilities RB	5.00%	07/01/30	400	414,588
Montana (State of) Facility Finance Authority (Master Loan Program - Glendive Medical Center, Inc.); Series 2008 A, Health Care Facilities RB (CEP-State of Montana Board of Investments)	4.63%	07/01/18	1,010	1,159,642
Montana (State of) Facility Finance Authority (Sisters of Charity of Leavenworth Health System);
Series 2010 B, Ref. RB	4.00%	01/01/20	1,000	1,088,340
Series 2010 B, Ref. RB	5.00%	01/01/19	2,500	2,901,850
				7,503,476

Nebraska–0.04%

Douglas County School District No. 10 (Elkhorn Public Schools); Series 2009, Unlimited Tax GO Bonds (b)(c)	5.45%	01/12/14	500	503,185

Nevada–2.49%

Carson City (City of) (Carson-Tahoe Regional Medical Center); Series 2012, Ref. Hospital RB	5.00%	09/01/27	2,000	2,024,120
Clark (County of);
Series 2006, Bond Bank Limited Tax GO Bonds (INS-AMBAC) (a)	5.00%	11/01/21	5,235	5,849,798
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (a)	5.00%	07/01/22	1,000	1,124,250
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (a)	5.00%	07/01/23	4,000	4,469,360
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (a)	5.00%	07/01/24	1,855	2,048,866
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (a)	5.00%	07/01/25	1,500	1,637,460
Sr. Series 2010 D, Airport System RB	4.00%	07/01/17	2,000	2,209,160
Clark County School District; Series 2004 A, Ref. Limited Tax GO Bonds (INS-AGM) (a)	5.00%	06/15/16	5,000	5,125,800
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/24	4,100	4,357,767
Las Vegas (City of) Valley Water District; Series 2009 D, Ref. Limited Tax GO Bonds	5.00%	06/01/16	500	553,980
Reno (City of) (Washoe Medical Center);
Series 2004 C, Hospital RB (INS-AGM) (a)	5.00%	06/01/15	750	795,030
Series 2004 C, Hospital RB (INS-AGM) (a)	5.00%	06/01/17	1,365	1,530,397
Series 2005 A, Hospital RB (INS-AGM) (a)	5.25%	06/01/17	1,300	1,468,597
				33,194,585

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Hampshire–0.38%

Manchester (City of);
Series 2009 A, Ref. General Airport RB	5.00%	01/01/15	$1,750	$1,819,667
Series 2009 A, Ref. General Airport RB	5.00%	01/01/17	500	548,015
New Hampshire (State of) Health & Education Facilities Authority (Concord Hospital);
Series 2011, RB	5.25%	10/01/25	525	565,462
Series 2011, RB	5.50%	10/01/26	510	552,269
New Hampshire (State of) Housing Finance Authority;
Series 2008 E, Single Family Mortgage Acquisition RB	5.05%	07/01/23	325	339,368
Series 2008 E, Single Family Mortgage Acquisition RB	5.30%	07/01/28	215	223,456
Series 2009 A, Single Family Mortgage Acquisition RB	5.13%	07/01/29	980	1,015,202
				5,063,439

New Jersey–3.55%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing);
Series 2010 A, RB	5.00%	06/01/21	1,500	1,631,070
Series 2010 A, RB	5.25%	06/01/20	1,295	1,442,099
New Jersey (State of) Economic Development Authority;
Series 2004, Cigarette Tax RB (c)	5.50%	06/15/16	1,805	2,036,437
Series 2010 DD-1, Ref. School Facilities Construction RB	5.00%	12/15/16	630	711,629
Series 2010 DD-1, Ref. School Facilities Construction RB	5.00%	12/15/17	1,550	1,789,149
Series 2012, Ref. RB	5.00%	06/15/23	1,500	1,616,655
Series 2012, Ref. RB	5.00%	06/15/24	4,500	4,761,540
New Jersey (State of) Educational Facilities Authority (Seton Hall University); Series 2011 A, Ref. RB	2.00%	07/01/14	1,000	1,009,520
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health);
Series 2012 A, Ref. RB	5.00%	07/01/22	650	711,679
Series 2012 A, Ref. RB	5.00%	07/01/23	1,000	1,086,450
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group); Series 2011, Ref. RB	5.00%	07/01/15	1,000	1,064,610
New Jersey (State of) Transportation Trust Fund Authority;
Series 2011 B, Transportation System RB	5.00%	06/15/19	1,000	1,159,400
Series 2011 B, Transportation System RB	5.00%	06/15/20	1,000	1,149,750
Series 2011 B, Transportation System RB	5.00%	06/15/21	1,000	1,147,160
New Jersey (State of) Turnpike Authority;
Series 2009 H, RB	5.00%	01/01/20	2,000	2,294,120
Series 2009 H, RB	5.00%	01/01/21	2,000	2,257,900
Series 2013 D, Floating Rate RB (b)(d)	0.73%	01/01/18	4,000	3,987,680
Series 2013 E, Floating Rate RB (b)(d)	0.73%	01/01/18	3,000	3,000,000
Newark (City of) Housing Authority (South Ward Police Facility);
Series 2009 A, City-Secured Police Facility RB (INS-AGC) (a)	5.00%	12/01/21	1,130	1,272,346
Series 2009 A, City-Secured Police Facility RB (INS-AGC) (a)	5.38%	12/01/26	750	820,403
Newark (City of); Series 2010 A, Ref. Qualified General Improvement Unlimited Tax GO Bonds	4.00%	10/01/16	3,710	4,012,550
North Hudson Sewerage Authority; Series 2012 A, Gross Revenue Lease Ctfs.	5.00%	06/01/25	1,500	1,644,450
Perth Amboy (City of) Board of Education;
Series 2010, Ref. COP (INS-AGC) (a)	4.00%	06/15/15	1,345	1,401,127
Series 2010, Ref. COP (INS-AGC) (a)	4.00%	12/15/15	1,395	1,469,632
South Jersey Port Corp.; Series 2009 P-2, Marine Terminal RB	4.00%	01/01/16	1,505	1,608,123
South Jersey Transportation Authority; Series 2012 A, Ref. RB	5.00%	11/01/24	2,000	2,171,380
				47,256,859

New Mexico–0.36%

New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	4.00%	07/01/22	4,965	4,757,115

New York–2.47%

Amherst Development Corp. (UBF Faculty-Student Housing Corp. - Greiner & Hadley Projects at SUNY Buffalo); Series 2010 A, Student Housing Facility RB (INS-AGM) (a)	4.00%	10/01/16	1,000	1,076,230

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Babylon (Town of) Industrial Development Agency (Covanta Babylon, Inc.);
Series 2009 A, Resource Recovery RB	5.00%	01/01/14	$560	$562,240
Series 2009 A, Resource Recovery RB	5.00%	01/01/18	445	501,822
Series 2009 A, Resource Recovery RB	5.00%	01/01/19	365	413,567
Nassau (County of) Industrial Development Agency (New York Institute of Technology);
Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/17	930	1,030,198
Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/19	1,585	1,790,115
New York (City of) Transitional Finance Authority;
Series 2009 S-5, Building Aid RB	5.00%	01/15/16	2,000	2,191,300
Series 2009 S-5, Building Aid RB	5.00%	01/15/17	1,875	2,120,250
New York (City of);
Subseries 2008 J-1, Unlimited Tax GO Bonds	5.00%	08/01/17	750	862,492
Subseries 2008 J-4, Floating Rate Unlimited Tax GO Bonds (d)	0.60%	08/01/25	3,250	3,250,000
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2010 A, RB	5.00%	07/01/19	500	574,240
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB	5.50%	07/01/22	2,925	3,281,060
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2011 A, RB	5.00%	05/01/15	500	531,095
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2008 D, RB (INS-AGC) (a)	5.75%	10/01/24	1,000	1,167,720
New York (State of) Dormitory Authority (St. Lawrence University); Series 2009, RB (c)	5.00%	07/01/14	2,000	2,057,260
New York (State of) Dormitory Authority (Yeshiva University);
Series 2011 A, RB	4.00%	11/01/15	480	499,421
Series 2011 A, RB	4.00%	11/01/16	815	855,807
Niagara Falls (City of) Bridge Commission; Series 1993 A, Toll Bridge System RB (INS-AGC) (a)	4.00%	10/01/19	1,100	1,191,828
Tobacco Settlement Financing Corp.;
Series 2011 A, Asset-Backed RB	3.00%	06/01/16	3,000	3,186,450
Series 2011 A, Asset-Backed RB	4.00%	06/01/17	4,000	4,439,360
Yonkers (City of);
Series 2010 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	11/15/20	655	750,414
Series 2010 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	11/15/22	500	552,645
				32,885,514

North Carolina–1.03%

Charlotte (City of) & Mecklenburg (County of) Hospital Authority (Carolinas HealthCare System);
Series 2007 A, Ref. Health Care RB	5.00%	01/15/19	1,000	1,117,660
Series 2009 A, Ref. Health Care RB	5.00%	01/15/20	3,500	3,984,085
North Carolina (State of) Eastern Municipal Power Agency; Series 2008 C, Power System RB (INS-AGC) (a)	6.00%	01/01/19	420	459,526
North Carolina (State of) Medical Care Commission (Wake Forest Baptist); Series 2012, Ref. Health Care Facilities VRD RB (g)	0.79%	12/01/33	4,800	4,800,000
North Carolina (State of); Series 2011, Vehicle Grant Anticipation RB (b)	4.00%	03/01/18	2,000	2,181,220
Oak Island (Town of); Series 2008 A, Enterprise System RB (INS-NATL) (a)	5.00%	06/01/20	1,065	1,167,240
				13,709,731

Ohio–5.58%

Akron (City of);
Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS-AGC) (a)	5.00%	03/01/16	2,675	2,935,331
Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS-AGC) (a)	5.00%	03/01/18	2,010	2,311,600
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/25	1,000	1,064,340
Allen (County of) (Catholic Healthcare Partners);
Series 2010 B, Hospital Facilities RB	5.00%	09/01/16	1,000	1,111,510
Series 2010 B, Hospital Facilities RB	5.00%	09/01/18	2,000	2,320,400
Series 2010 B, Hospital Facilities RB	5.00%	09/01/20	2,920	3,365,767
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/23	2,850	3,100,771
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/16	1,430	1,529,228
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/17	1,985	2,162,419

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Cleveland (City of);
Series 2006 A, Airport System RB (INS-AMBAC) (a)	5.25%	01/01/21	$3,980	$4,472,207
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/18	2,000	2,257,920
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/19	2,000	2,266,120
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/20	4,000	4,436,600
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/23	2,000	2,130,040
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/27	1,000	1,038,600
Series 2011 A, Airport System RB	5.00%	01/01/17	7,605	8,410,293
Series 2011 A, Airport System RB	5.00%	01/01/22	2,315	2,531,267
Franklin (County of) (OhioHealth Corp.); Series 2011 D, Ref. Hospital Facilities RB (b)	4.00%	08/01/16	2,500	2,714,975
Hancock (County of) (Blanchard Valley Regional Health Center);
Series 2011 A, Hospital Facilities RB	4.00%	12/01/16	250	268,083
Series 2011 A, Hospital Facilities RB	5.00%	12/01/18	170	192,063
Series 2011 A, Hospital Facilities RB	5.75%	12/01/26	250	269,993
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2009 B-1, Hospital RB	4.75%	01/01/20	3,000	3,377,130
Series 2009 B-1, Hospital RB	4.75%	01/01/21	1,000	1,099,840
Series 2009 B-1, Hospital RB	5.00%	01/01/22	1,000	1,101,150
Series 2011 B-1, Ref. Hospital RB	5.00%	01/01/24	1,000	1,110,650
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2009, Ref. PCR (b)	2.25%	09/15/16	1,000	991,430
Series 2009 A, RB	5.70%	08/01/20	6,120	6,742,465
Series 2009 C, Ref. PCR	5.63%	06/01/18	3,200	3,497,920
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 C, Hospital RB (b)	4.88%	07/15/15	2,525	2,703,871
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2013, RB	5.00%	12/01/24	585	652,714
Ohio (State of); Series 2009 A II, Parks & Recreation Capital Facilities RB	5.00%	12/01/19	1,825	2,140,305
				74,307,002

Oklahoma–1.51%

Cleveland (County of) Justice Authority (Detention Facility); Series 2009 A, Sales Tax RB	5.00%	03/01/22	1,000	1,037,430
Oklahoma (County of) Finance Authority (Western Heights Public Schools); Series 2009, Educational Facilities Lease RB	4.50%	09/01/19	2,000	2,251,920
Oklahoma (State of) Development Finance Authority (Oklahoma State System of Higher Education); Series 2009 A, Master Real Property Lease RB	4.00%	06/01/20	1,000	1,097,980
Oklahoma (State of) Industries Authority (Oklahoma Medical Research Foundation); Series 2008, RB	5.50%	07/01/29	1,280	1,339,226
Oklahoma (State of) Municipal Power Authority;
Series 2008 A, Power Supply System RB	5.25%	01/01/18	300	347,556
Series 2008 A, Power Supply System RB	5.38%	01/01/19	250	286,032
Series 2008 A, Power Supply System RB	5.88%	01/01/28	250	278,577
Okmulgee (City of) Municipal Authority; Series 2009 A, Utility System & Sales Tax RB	4.00%	12/01/19	2,165	2,357,317
Tulsa (City of) Airports Improvement Trust;
Series 2009 A, General RB	4.00%	06/01/15	670	699,534
Series 2009 A, General RB	5.38%	06/01/24	1,750	1,805,125
Tulsa (County of) Industrial Authority (Jenks Public Schools); Series 2009, Educational Facilities Lease RB	4.00%	09/01/14	2,000	2,055,780
Tulsa (County of) Industrial Authority;
Series 2003 A, Capital Improvements RB	4.00%	05/15/16	5,000	5,423,150
Series 2005 A, Capital Improvements RB	4.00%	05/15/17	1,000	1,108,940
				20,088,567

Oregon–0.75%

Lane (County of); Series 2009 A, Limited Tax GO Bonds	4.00%	11/01/16	1,000	1,095,630
Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB	5.00%	04/01/28	500	562,695
Oregon (State of) Facilities Authority (Legacy Health System); Series 2010 A, Ref. RB	5.00%	03/15/16	1,490	1,625,486
Oregon (State of) Facilities Authority (PeaceHealth);
Series 2009 A, Ref. RB	5.00%	11/01/15	660	717,598
Series 2009 A, Ref. RB	5.00%	11/01/16	1,880	2,111,259

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oregon–(continued)

Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	4.00%	10/01/16	$1,000	$1,072,530
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/29	1,000	1,046,860
Salem-Keizer School District No. 24J; Series 2009 B, Unlimited Tax CAB GO Bonds (CEP-Oregon School Bond Guaranty) (e)	0.00%	06/15/23	2,500	1,843,050
				10,075,108

Pennsylvania–5.47%

Bethel Park School District; Series 2009, Limited Tax GO Bonds	4.00%	08/01/17	800	891,712
Delaware (County of) Authority (Villanova University); Series 2010, RB	4.00%	12/01/16	500	546,730
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/25	1,000	1,012,190
Pennsylvania (State of) Economic Development Financing Agency (Forum Place);
Series 2012, Governmental Lease RB	3.00%	03/01/14	450	452,885
Series 2012, Governmental Lease RB	4.00%	03/01/16	250	266,405
Pennsylvania (State of) Economic Development Financing Authority (Shippingport); Series 2006 A, Exempt Facilities RB (b)	2.55%	12/03/18	2,000	1,975,460
Pennsylvania (State of) Economic Development Financing Authority (Waste Management); Series 2009, Solid Waste Disposal RB (b)(d)	1.75%	12/01/15	2,000	2,013,800
Pennsylvania (State of) Higher Educational Facilities Authority (Carnegie Mellon University);
Series 2009, RB	4.25%	08/01/19	3,000	3,376,050
Series 2009, RB	5.00%	08/01/17	1,000	1,149,170
Series 2009, RB	5.00%	08/01/21	775	868,341
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pittsburgh Medical Center); Series 2010 E, RB	5.00%	05/15/21	5,000	5,616,200
Pennsylvania (State of) Turnpike Commission;
Series 2008 C-1, Sub. RB (INS-AGC) (a)	6.00%	06/01/23	500	582,445
Series 2009 B, Sub. RB	5.00%	06/01/21	3,550	3,915,969
Series 2009 B, Sub. RB	5.25%	06/01/24	2,500	2,703,275
Series 2011 A, RB	5.00%	12/01/22	1,500	1,734,345
Series 2011 A, RB	5.00%	12/01/23	1,500	1,724,055
Series 2012 B, Floating Rate RB (d)	0.60%	12/01/16	5,000	5,000,000
Series 2013 B, Floating Rate RB (d)	1.20%	12/01/19	3,000	3,000,000
Philadelphia (City of) (1975 General Ordinance); Twentieth Series 2011, Ref. Gas Works RB	4.00%	07/01/15	2,465	2,574,693
Philadelphia (City of) (1998 General Ordinance);
Tenth Series 2011, Ref. Gas Works RB	4.00%	07/01/14	1,605	1,635,014
Tenth Series 2011, Ref. Gas Works RB (INS-AGM) (a)	4.00%	07/01/17	1,000	1,081,940
Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	5.50%	04/01/27	1,320	1,289,442
Philadelphia (City of);
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	4.50%	08/01/20	2,150	2,345,306
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/21	2,500	2,777,975
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/22	5,000	5,499,500
Series 2009 B, Limited Tax GO Bonds (INS-AGC) (a)	5.75%	07/15/17	1,000	1,107,360
Series 2009 B, Limited Tax GO Bonds (INS-AGC) (a)	6.00%	07/15/18	1,000	1,102,500
Series 2009 B, Limited Tax GO Bonds (INS-AGC) (a)	6.25%	07/15/23	2,000	2,240,980
Series 2010 A, Ref. Water & Wastewater RB (INS-AGM) (a)	5.00%	06/15/19	1,000	1,169,720
Philadelphia School District; Series 2010 C, Ref. Unlimited Tax GO Bonds	5.00%	09/01/14	1,000	1,033,920
Pittsburgh Public School District;
Series 2009 A, Limited Tax GO Bonds (c)	4.00%	09/01/19	860	978,353
Series 2009 A, Limited Tax GO Bonds (INS-AGC) (a)	4.00%	09/01/19	2,245	2,481,443
Reading (City of); Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.63%	11/01/23	1,500	1,649,205
South Fork (Borough of) Municipal Authority (Conemaugh Valley Memorial Hospital); Series 2005 A, Ref. Hospital RB (INS-AGC) (a)	6.00%	07/01/26	500	555,270
Spring-Ford Area School District;
Series 2012, Unlimited Tax GO Bonds	3.00%	03/01/16	685	721,990
Series 2012, Unlimited Tax GO Bonds	3.00%	03/01/17	620	662,042

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

St. Mary Hospital Authority (Catholic Health East);
Series 2010 A, Health System RB	4.00%	11/15/15	$1,445	$1,533,781
Series 2010 A, Health System RB	5.00%	11/15/18	2,645	3,056,588
West Mifflin Area School District; Series 2009, Limited Tax GO Bonds (INS-AGM) (a)	5.50%	04/01/24	500	568,925
				72,894,979

Rhode Island–0.60%

Rhode Island (State of) Student Loan Authority; Sr. Series 2009 A, Student Loan Program RB	4.75%	12/01/15	1,150	1,225,037
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2006 A, Ref. Hospital Financing RB (INS-AGM) (a)	5.00%	05/15/15	1,000	1,056,120
Series 2009 A, Hospital Financing RB (INS-AGC) (a)	6.13%	05/15/27	500	553,210
Rhode Island Health & Educational Building Corp. (Public Schools Financing Program - City of Woonsocket);
Series 2009 E, RB (INS-AGC) (a)	5.00%	05/15/19	800	877,720
Series 2009 E, RB (INS-AGC) (a)	5.00%	05/15/20	1,000	1,078,400
Series 2009 E, RB (INS-AGC) (a)	5.00%	05/15/22	1,735	1,827,354
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, Higher Education Facility RB (INS-AGC) (a)	5.25%	09/15/29	1,265	1,346,656
				7,964,497

South Carolina–1.96%

Greenwood (County of) (Self Regional Healthcare);
Series 2012 B, Ref. Hospital RB	5.00%	10/01/27	3,130	3,284,246
Series 2012 B, Ref. RB	5.00%	10/01/25	1,250	1,329,625
Oconee (County of) (Duke Energy Carolinas); Series 1993, Ref. Pollution Control Facilities RB	3.60%	02/01/17	1,000	1,081,970
Piedmont Municipal Power Agency;
Series 2009 A-3, Ref. Electric RB	5.00%	01/01/16	2,225	2,421,579
Series 2009 A-4, Ref. Electric RB	5.00%	01/01/20	2,000	2,308,820
Rock Hill (City of); Series 2009 C, Ref. Combined Utility System RB (INS-AGC) (a)	4.00%	01/01/15	2,405	2,500,455
South Carolina (State of) Education Assistance Authority; Series 2009 I, Student Loan RB	4.40%	10/01/18	680	737,310
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2010, Ref. Hospital RB	5.00%	02/01/15	1,000	1,049,600
Series 2010, Ref. Hospital RB	5.00%	02/01/16	1,140	1,240,035
Series 2010, Ref. Hospital RB	5.00%	02/01/18	1,000	1,135,060
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health);
Series 2005 A, Ref. Hospital RB (INS-AGM) (a)	4.00%	08/01/17	1,500	1,634,880
Series 2009, Ref. & Improvement Hospital RB	5.00%	08/01/15	500	529,520
Series 2013 A, Ref. Hospital RB	5.00%	08/01/21	1,300	1,406,587
South Carolina (State of) Transportation Infrastructure Bank; Series 2004 A, RB (b)(c)	5.25%	10/01/14	1,390	1,449,284
Spartanburg (City of) Sanitary Sewer District; Series 2009 B, Ref. Conv. Sewer System RB (INS-AGC) (a)	4.00%	03/01/16	1,110	1,187,134
Spartanburg Regional Health Services District, Inc.;
Series 2008 A, Ref. Hospital RB (INS-AGC) (a)	4.50%	04/15/27	1,735	1,759,255
Series 2008 D, Ref. Hospital RB (INS-AGC) (a)	5.25%	04/15/20	1,000	1,116,930
				26,172,290

South Dakota–0.87%

Educational Enhancement Funding Corp.; Series 2013 B, Tobacco Settlement RB	5.00%	06/01/23	1,000	1,109,320
Rapid City (City of);
Series 2009, Water RB	5.00%	11/01/21	1,170	1,354,076
Series 2009, Water RB	5.00%	11/01/24	1,620	1,857,654
Series 2009, Water RB	5.00%	11/01/25	1,650	1,871,743
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2012 A, RB	5.00%	07/01/24	1,575	1,699,079
South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB	5.00%	09/01/21	1,000	1,118,290

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Dakota–(continued)

South Dakota (State of) Health & Educational Facilities Authority (Sanford Health);
Series 2009, RB	5.00%	11/01/16	$500	$555,580
Series 2009, RB	5.00%	11/01/17	430	488,252
Series 2009, RB	5.00%	11/01/24	1,000	1,067,710
Series 2009, RB	5.25%	11/01/29	500	517,315
				11,639,019

Tennessee–0.97%

Chattanooga (City of) & Hamilton (County of) Hospital Authority (Erlanger Health System); Series 2004, Ref. RB (INS-AGM) (a)	4.50%	10/01/16	2,500	2,719,650
Jackson (City of) (Jackson-Madison County General Hospital); Series 2008, Ref. & Improvement Hospital RB	5.25%	04/01/23	1,000	1,078,500
Memphis (City of) & Shelby (County of) Airport Authority; Series 2011 D, Ref. RB	5.00%	07/01/22	2,165	2,464,809
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. & Improvement RB	5.00%	07/01/20	860	926,126
Series 2012, Ref. & Improvement RB	5.00%	07/01/21	885	940,038
Sevierville (City of) Public Building Authority; Series 2009, Local Government Public Improvement RB	4.00%	06/01/14	2,500	2,548,400
Shelby (County of) Health, Educational & Housing Facilities Board (Baptist Memorial Health Care);
Series 2004 A, RB	5.00%	09/01/18	500	580,100
Series 2004 A, RB	5.00%	09/01/19	500	580,850
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS-AGM) (a)	5.00%	09/01/17	1,000	1,130,510
				12,968,983

Texas–8.80%

Beaumont Independent School District; Series 2009, School Building Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	02/15/24	1,500	1,666,605
Bexar (County of) Metropolitan Water District;
Series 2009, Ref. Waterworks System RB	5.00%	05/01/16	1,295	1,414,192
Series 2009, Ref. Waterworks System RB	5.00%	05/01/19	2,500	2,840,050
Series 2009, Ref. Waterworks System RB	5.00%	05/01/20	2,500	2,781,550
Series 2009, Ref. Waterworks System RB	5.00%	05/01/21	2,500	2,737,175
Series 2009, Ref. Waterworks System RB	5.00%	05/01/22	2,500	2,706,425
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	5.00%	08/15/23	750	794,992
Corpus Christi Independent School District; Series 2009, School Building Unlimited Tax GO Bonds	5.00%	08/15/22	1,100	1,266,441
Dallas (County of) Utility & Reclamation District;
Series 2005 A, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.00%	02/15/19	1,200	1,325,316
Series 2005 A, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.15%	02/15/21	3,000	3,285,480
Dallas-Fort Worth International Airport Facilities Improvement Corp.; Series 2009 A, Ref. Joint RB	4.00%	11/01/14	1,500	1,553,010
Galveston (City of); Series 2011, Ref. Wharves & Terminal RB	5.00%	02/01/21	1,000	1,107,880
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System);
Series 2013 B, Ref. Floating Rate Hospital RB (d)	0.65%	06/01/18	1,750	1,750,000
Series 2013 B, Ref. Floating Rate Hospital RB (d)	0.75%	06/01/19	2,065	2,065,000
Harris County Cultural Education Facilities Finance Corp. (St. Luke’s Episcopal Health System);
Series 2009, Ref. RB (c)	5.00%	02/15/14	2,000	2,020,380
Series 2009, Ref. RB (c)	5.00%	02/15/17	1,700	1,931,710
Series 2009, Ref. RB (c)	5.00%	02/15/18	2,000	2,324,940
Series 2009, Ref. RB (c)	5.00%	02/15/19	1,000	1,178,380
Series 2009, Ref. RB (b)(c)	5.63%	02/15/19	2,500	3,024,125
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.00%	11/15/19	485	570,035
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital); Series 2009, Hospital RB	5.00%	10/01/24	1,750	1,937,197

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center); Series 2009 A, Ref. Special Facilities RB (INS-AGC) (a)	5.00%	05/15/23	$1,500	$1,624,680
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area);
Series 2013 A, Ref. RB	5.00%	06/01/21	535	585,456
Series 2013 A, Ref. RB	5.00%	06/01/22	855	928,983
Series 2013 A, Ref. RB	5.00%	06/01/23	915	987,093
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership);
Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	4,000	4,266,600
Series 2008, Solid Waste Disposal RB	4.70%	05/01/18	7,320	7,981,874
Houston (City of) Convention & Entertainment Facilities Department;
Series 2011 A, Ref. Hotel Occupancy Tax & Special RB	5.00%	09/01/14	745	771,775
Series 2011 A, Ref. Hotel Occupancy Tax & Special RB	5.00%	09/01/15	1,000	1,072,480
Houston (City of);
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/15	325	348,871
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/16	250	277,430
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/17	340	387,767
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/18	500	579,625
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/19	250	283,850
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (b)(d)	0.80%	06/01/17	2,000	2,000,000
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB	5.75%	08/15/24	365	392,536
Lake Worth (City of); Series 2008, Combination Tax & Revenue Limited Tax GO Ctfs. (INS-AGC) (a)	5.00%	10/01/27	1,230	1,324,759
Live Oak (City of); Series 2004, Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	08/01/16	390	400,811
Lower Colorado River Authority;
Series 1999 A, Ref. RB (INS-AGM) (a)	5.88%	05/15/14	415	416,992
Series 2009, RB	5.25%	05/15/29	455	485,867
Series 2009, Ref. RB (b)(c)	5.25%	05/15/19	30	35,802
Series 2009, Ref. RB (b)(c)	5.25%	05/15/19	10	11,934
Series 2009, Ref. RB (b)(c)	5.25%	05/15/19	5	5,967
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas);
Series 2009, Ref. & Improvement RB	5.00%	02/15/14	1,270	1,279,271
Series 2009, Ref. & Improvement RB	5.50%	02/15/15	1,875	1,959,187
Series 2009, Ref. & Improvement RB	5.50%	02/15/16	1,505	1,615,377
Series 2009, Ref. & Improvement RB	5.50%	02/15/17	2,100	2,297,232
Mansfield (City of); Series 2008, Limited Tax GO Ctfs.	6.13%	02/15/26	500	581,030
North Fort Bend Water Authority; Series 2009, Water System RB (INS-AGC) (a)	5.00%	12/15/24	2,000	2,179,680
North Texas Tollway Authority;
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/21	2,000	2,280,300
Series 2008 E-3, Ref. First Tier System RB (b)	5.75%	01/01/16	2,610	2,860,195
Series 2011 B, Ref. First Tier System RB	5.00%	01/01/19	500	566,015
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	02/15/26	1,000	1,113,780
Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS-AGC) (a)	5.00%	02/15/24	500	557,515
San Jacinto River Authority (Groundwater Reduction Plan Division); Series 2011, Special Project RB (INS-AGM) (a)	4.50%	10/01/27	1,000	1,024,450
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center);
Series 2009 A, Hospital RB (INS-AGC) (a)	3.75%	09/01/14	1,000	1,022,790
Series 2009 A, Hospital RB (INS-AGC) (a)	5.00%	09/01/22	595	649,603
Series 2009 A, Hospital RB (INS-AGC) (a)	5.00%	09/01/24	1,280	1,375,885
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2007 A, Ref. RB	5.00%	02/15/19	4,405	4,860,081
Tarrant County Health Facilities Development Corp. (Cook Children’s Medical Center);
Series 2010 A, Hospital RB	5.00%	12/01/15	525	572,912
Series 2010 A, Hospital RB	5.00%	12/01/17	1,250	1,441,262
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/21	3,900	4,179,318
Series 2012, Gas Supply RB	5.00%	12/15/22	500	529,460
Series 2012, Gas Supply RB	5.00%	12/15/23	6,050	6,335,076
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/26	1,500	1,574,565
Trinity River Authority (Tarrant County Water); Series 2005, Ref. & Improvement RB (INS-NATL) (a)	5.00%	02/01/24	4,240	4,488,252

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, Hospital RB	5.00%	07/01/21	$1,285	$1,378,805
Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, Tax Increment Allocation Contract RB	5.00%	09/01/22	900	959,139
Series 2009, Tax Increment Allocation Contract RB	5.10%	09/01/23	1,455	1,538,008
Series 2009, Tax Increment Allocation Contract RB	5.38%	09/01/25	450	473,931
West Harris County Regional Water Authority;
Series 2005, Water System RB (INS-AGM) (a)	5.00%	12/15/17	1,000	1,047,420
Series 2009, Water System RB	5.00%	12/15/16	1,000	1,122,130
				117,314,704

Utah–0.36%

Intermountain Power Agency; Series 2009 B, Ref. Sub. Power Supply RB	4.00%	07/01/18	1,945	2,012,433
Riverton (City of) (IHC Health Services, Inc.);
Series 2009, Hospital RB	5.00%	08/15/15	645	695,490
Series 2009, Hospital RB	5.00%	08/15/18	1,310	1,523,360
Salt Lake Valley Fire Service Area Local Building Authority; Series 2008, Lease RB	5.00%	04/01/22	500	563,615
				4,794,898

Vermont–0.08%

Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2004 B, Hospital RB (INS-AGM) (a)	5.00%	12/01/22	1,000	1,076,660

Virgin Islands–0.97%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.75%	10/01/19	1,500	1,662,570
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note);
Series 2009 A-1, Ref. Sr. Lien Capital Projects RB	4.13%	10/01/18	1,875	2,020,763
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/15	1,000	1,062,660
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/16	1,000	1,089,450
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/17	1,000	1,109,030
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/18	1,000	1,117,720
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/25	500	523,590
Series 2010 A, Sr. Lien RB	5.00%	10/01/15	500	531,330
Series 2010 A, Sr. Lien RB	5.00%	10/01/16	345	375,860
Series 2010 B, Sub. Lien RB	5.00%	10/01/25	750	763,200
Series 2010 B, Sub. Lien RB	5.25%	10/01/29	570	574,514
Virgin Islands (Government of) Water & Power Authority;
Series 2010 A, Ref. Electric System RB	4.00%	07/01/14	1,000	1,004,080
Series 2010 B, Electric System RB (INS-AGM) (a)	5.00%	07/01/22	1,000	1,083,880
				12,918,647

Virginia–0.66%

Chesterfield (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR	5.00%	05/01/23	500	548,125
Smyth (County of) Industrial Development Authority (Mountain States Health Alliance);
Series 2010 B, Ref. Hospital RB	5.00%	07/01/15	1,095	1,153,780
Series 2010 B, Ref. Hospital RB	5.00%	07/01/16	2,090	2,258,684
Series 2010 B, Ref. Hospital RB	5.00%	07/01/18	1,255	1,392,824
Virginia (State of) Resources Authority (State Revolving Fund); Series 2008, Sub. Clean Water RB	5.00%	10/01/29	1,315	1,410,692
York (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR (b)	4.05%	05/01/14	2,000	2,026,260
				8,790,365

Washington–1.35%

Clark (County of) Public Utility District No. 1;
Series 2009, Ref. Electric System RB	5.00%	01/01/26	500	535,150
Series 2009, Ref. Electric System RB	5.00%	01/01/28	300	314,523
Cowlitz (County of) (Cowlitz Sewer Operating Board - Wastewater Treatment); Series 2002, Ref. Special Sewer RB (INS-NATL) (a)	5.50%	11/01/19	2,500	2,855,550

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Washington (State of) Health Care Facilities Authority (Highline Medical Center); Series 2008, Mortgage RB (b)(c)	5.25%	08/01/18	$985	$1,160,281
Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2008 A, RB (INS-AGC) (a)	5.75%	08/15/29	450	489,703
Washington (State of) Higher Education Facilities Authority (Gonzaga University);
Series 2009, Ref. RB	5.38%	04/01/20	1,050	1,180,410
Series 2010 A, Ref. RB	4.50%	04/01/16	3,095	3,314,033
Series 2010 A, Ref. RB	4.50%	04/01/17	2,725	2,973,738
Series 2010 A, Ref. RB	5.00%	04/01/15	2,955	3,103,282
Series 2010 A, Ref. RB	5.00%	04/01/19	1,810	2,047,418
				17,974,088

West Virginia–0.36%

Mason (County of) (Appalachian Power Co.); Series 2003 L, PCR (b)	2.00%	10/01/14	3,500	3,530,905
West Virginia (State of) Hospital Finance Authority (West Virginia University Hospitals, Inc.); Series 2003 D, Hospital Improvement RB (INS-AGM) (a)	5.38%	06/01/28	1,200	1,265,868
				4,796,773

Wisconsin–1.71%

Manitowoc (City of); Series 2009, Ref. Electric Power System RB (INS-AGC) (a)	4.25%	10/01/15	1,510	1,605,598
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.);
Series 2009 B, RB (b)	4.75%	08/15/14	1,000	1,029,440
Series 2009 B, RB (b)	5.13%	08/15/16	2,130	2,379,615
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group);
Series 2009 C, RB	4.00%	04/01/15	2,060	2,158,365
Series 2009 C, RB	5.00%	04/01/19	750	871,042
Series 2009 C, RB	5.00%	04/01/20	750	850,065
Wisconsin (State of) Health & Educational Facilities Authority (Marquette University);
Series 2008 B-1, Ref. RB	3.50%	10/01/16	1,005	1,079,531
Series 2008 B-1, Ref. RB	3.75%	10/01/18	880	969,901
Series 2008 B-3, RB	3.75%	10/01/18	1,125	1,239,930
Series 2008 B-3, RB	4.00%	10/01/19	1,145	1,272,415
Series 2012, Ref. RB	5.00%	10/01/24	700	781,739
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 A, RB	5.00%	02/15/18	400	423,328
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/25	5,000	5,308,100
Series 2012, RB	5.00%	06/01/26	1,855	1,941,647
Wisconsin (State of) Health & Educational Facilities Authority (ThedaCare, Inc.); Series 2005, RB (INS-AMBAC) (a)	5.00%	12/15/16	855	913,123
				22,823,839

Wyoming–0.47%

Campbell (County of) Hospital District (Campbell County Memorial Hospital);
Series 2009, RB	4.00%	12/01/15	1,285	1,366,777
Series 2009, RB	5.00%	12/01/17	1,170	1,311,886
Series 2009, RB	5.00%	12/01/18	545	610,792
Laramie (County of) (Cheyenne Regional Medical Center); Series 2012, Hospital RB	3.00%	05/01/16	485	505,128
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,200	1,285,320
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.38%	01/01/25	1,000	1,127,240
				6,207,143
TOTAL INVESTMENTS(h)–97.96% (Cost $1,232,814,334)				1,305,461,710
OTHER ASSETS LESS LIABILITIES–2.04%				27,245,662
NET ASSETS–100.00%				$1,332,707,372

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

Investment Abbreviations:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
Conv.	—Convertible
COP	—Certificates of Participation
Ctfs.	—Certificates
FTA	—Federal Transit Administration
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
INS	—Insurer
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
RAB	—Revenue Anticipation Bonds
RAC	—Revenue Anticipation Certificates
RB	—Revenue Bonds
Ref.	—Refunding
Sec.	—Secured
SGI	—Syncora Guarantee, Inc.
Sr.	—Senior
Sub.	—Subordinated
TEMPS	—Tax-Exempt Mandatory Paydown Securities
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.

(e)	Zero coupon bonds issued at a discount.

(f)	Security subject to crossover refunding.

(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.

(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	13.5%
Assured Guaranty Corp.	12.7

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Tax-Free Intermediate Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2013, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2013 was $43,418,001 and $234,605,630, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$75,816,996
Aggregate unrealized (depreciation) of investment securities	(3,169,620)
Net unrealized appreciation of investment securities	$72,647,376
Cost of investments is the same for tax and financial reporting purposes.

Invesco Tax-Free Intermediate Fund

Item 2. Controls and Procedures.

(a)	As of November 19, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.